UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04347
GMO Trust
(Exact name of registrant as specified in charter)
40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip code)
Scott Eston, Chief Executive Officer 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code:	617-346-7646
Date of fiscal year end:	02/28/06
Date of reporting period:	11/30/05

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the registrant for the period ending November 30, 2005 are filed herewith.

GMO Alpha Only Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 88.9%
	United States — 88.9%
	Affiliated Issuer(s)
6,342,486	GMO Emerging Markets Fund, Class III	135,348,658
9,191,285	GMO International Growth Equity Fund, Class III *	257,355,979
8,463,353	GMO International Intrinsic Value Fund, Class III	257,963,010
896,122	GMO Real Estate Fund, Class III *	15,431,225
18,161,561	GMO U.S. Core Equity Fund, Class III	261,344,867
7,634,136	GMO U.S. Quality Equity Fund, Class III	152,453,706
		1,079,897,445
	TOTAL MUTUAL FUNDS (COST $1,051,751,808)	1,079,897,445

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%
	Italy — 0.0%
12,500	Grassetto SPA * (a) (b)	147
	TOTAL COMMON STOCKS (COST $7,040)	147

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 9.6%
	Cash Equivalent(s) — 4.8%
58,400,000	Branch Bank & Trust Time Deposit, 4.02%, due 12/01/05	58,400,000
	U.S. Government — 4.8%
58,685,000	U.S. Treasury Bill, 3.74%, due 02/23/06 (c) (d)	58,170,450
	TOTAL SHORT-TERM INVESTMENT(S) (COST $116,589,116)	116,570,450
	TOTAL INVESTMENTS — 98.5% (Cost $1,168,347,964)	1,196,468,042
	Other Assets and Liabilities (net) — 1.5%	17,923,631
	TOTAL NET ASSETS — 100.0%	$1,214,391,673

1

GMO Alpha Only Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,168,742,837	$27,750,764	$(25,559)	$27,725,205

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2005 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Markets Fund, Class III	$16,878,480	$132,687,793	$29,000,000	$466,089	$2,321,704	$135,348,658
GMO International Growth Fund, Class III	29,239,694	146,475,459	186,267,361	252,516	1,897,943	—
GMO International Intrinsic Value Fund, Class III	30,052,195	272,452,456	53,000,000	202,098	1,529,080	257,963,010
GMO International Small Companies Fund, Class III	5,549,424	1,800,000	7,008,682	—	—	—
GMO Real Estate Fund, Class III	3,717,233	11,250,000	1,000,000	—	—	15,431,225
GMO U.S Core Equity Fund, Class III	—	316,381,745	55,000,000	985,681		261,344,867
GMO U.S. Core Fund, Class III	47,493,750	132,752,995	183,996,063	702,995	—	—
GMO U.S. Quality Equity Fund, Class III	25,915,830	155,865,197	30,000,000	835,106	130,091	152,453,706
GMO International Growth Equity Fund, Class III	—	318,167,361	53,000,000	—	—	257,355,979
Totals	$158,846,606	$1,487,833,006	$598,272,106	$3,444,485	$5,878,818	$1,079,897,445

2

GMO Alpha Only Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Forward Currency Contracts

				Net
				Unrealized
Settlement		Units of		Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)
Buys
2/24/06	AUD	6,542,184	$4,820,667	$61,228
2/24/06	CHF	6,963,140	5,336,562	(32,697)
2/24/06	DKK	3,815,220	606,237	2,036
2/24/06	EUR	29,829,135	35,327,897	87,817
2/24/06	GBP	13,502,654	23,343,739	(230,382)
2/24/06	HKD	14,737,445	1,901,137	365
2/24/06	JPY	1,291,510,000	10,890,483	(190,190)
2/24/06	NOK	5,937,030	884,992	(20,813)
2/24/06	SEK	19,623,120	2,445,521	29,476
2/24/06	SGD	1,701,600	1,009,019	4,579
				$(288,581)

Sales
2/24/06	AUD	47,987,935	$35,360,342	$(100,364)
2/24/06	CHF	60,194,502	46,133,160	63,387
2/24/06	DKK	32,755,390	5,204,820	(29,708)
2/24/06	EUR	183,658,627	217,514,626	(266,830)
2/24/06	GBP	97,007,964	167,709,889	(957,634)
2/24/06	HKD	88,527,925	11,420,144	3,293
2/24/06	JPY	17,958,794,357	151,435,099	1,414,376
2/24/06	NOK	34,349,824	5,120,292	19,618
2/24/06	NZD	2,128,989	1,485,282	(30,154)
2/24/06	SEK	127,326,458	15,867,993	(139,884)
2/24/06	SGD	9,866,168	5,850,466	(20,872)
				$(44,772)

Futures Contracts

				Net
				Unrealized
Number Of		Expiration		Appreciation
Contracts	Type	Date	Contract Value	(Depreciation)
Sells
1,230	CAC40 10 EURO	December 2005	$66,330,776	$(760,944)
313	DAX	December 2005	48,044,315	(2,241,078)
1,851	FTSE 100	December 2005	174,087,845	(939,322)
125	HANG SENG	December 2005	12,013,031	58,938
216	IBEX 35	December 2005	26,924,351	(259,997)
1,455	OMXS 30	December 2005	16,437,344	209,928
292	Russell 2000	December 2005	99,002,600	(1,592,714)
1,263	S&P 500	December 2005	395,034,825	(7,186,477)
137	S&P/MIB	December 2005	27,572,784	196,148
439	SPI 200	December 2005	37,511,673	(601,519)
1,352	TOPIX	December 2005	173,217,595	(23,105,465)
				$(36,222,502)

3

GMO Alpha Only Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

At November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Bankrupt issuer.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	Rate shown represents yield-to-maturity.
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these far value prices are available. As of November 30, 2005, 44.7% of the Net Assets of the Fund, through investments in the underlying funds, was valued using fair value prices based on tools by a third party vendor.

Currency Abbreviations:
AUD – Australian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)
Consolidated Schedule of Investments (c)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 9.0%
	U.S. Government — 9.0%
15,000,000	U.S. Treasury Note, 3.75%, due 03/31/07 (a)	14,861,720
	TOTAL DEBT OBLIGATIONS (COST $15,002,346)	14,861,720

Shares	Description	Value ($)
	MUTUAL FUNDS — 75.3%
4,604,379	GMO Short-Duration Collateral Fund (b)	119,299,468
4,613,536	Merrimac Cash Series, Premium Class	4,613,536
	TOTAL MUTUAL FUNDS (COST $121,946,314)	123,913,004
	TOTAL INVESTMENTS — 84.3% (Cost $136,948,660)	138,774,724
	Other Assets and Liabilities (net) — 15.7%	25,770,841
	TOTAL NET ASSETS — 100.0%	$164,545,565

1

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Consolidated Schedule of Investments (c) — (Continued)
November 30, 2005 (Unaudited)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the period from April 11, 2005 (commencement of operations) to November 30, 2005, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$—	$118,725,652	$1,400,000	$325,652	$—	$119,299,468
Totals	$—	$118,725,652	$1,400,000	$325,652	$—	$119,299,468

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
61	Copper	March 2006	$2,937,150	$39,375
2	Crude Oil	January 2006	114,640	(188)
3	Gasoline NY Unlimited	January 2006	188,635	(2,409)
148	Gold 100 OZ	February 2006	7,380,760	22,974
15	Heating Oil	January 2006	1,064,511	(41,899)
13	Lean Hogs	February 2006	350,220	2,801
139	Live Cattle	February 2006	5,322,310	79,624
3	Natural Gas	January 2006	377,610	2,992
89	Silver	March 2006	3,731,325	49,494
285	Sugar #11 (World)	March 2006	3,967,656	512,522
				$665,286
Sales
46	Cocoa	March 2006	$650,900	$(7,068)
62	Coffee “C”	March 2006	2,255,250	127,536
378	Corn	March 2006	3,813,075	141,245
50	Cotton No. 2	March 2006	1,307,000	11,509
95	Soybean	January 2006	2,650,500	173,972
108	Soybean Meal	January 2006	1,858,680	25,434
42	Soybean Oil	January 2006	536,508	(3,017)
205	Wheat	March 2006	3,287,688	3,003
				$472,614

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments of margin requirements of the relevant broker or exchange.

2

GMO Alternative Asset Opportunity Fund
(A Series of GMO Trust)

Consolidated Schedule of Investments (c) — (Continued)
November 30, 2005 (Unaudited)

Swap Agreements

Total Return Swaps

						Net Unrealized
Notional		Expiration				Appreciation
Amount		Date	Counterparty	Pay	Receive	(Depreciation)
51,106,286	USD	4/12/2006	AIG	3 month T-Bill + 0.45%	Return on DJ-AIG Commodity Total Return Index	$111,471
5,715,581	USD	4/12/2006	AIG	3 month T-Bill + 0.45%	Return on DJ-AIG Commodity Total Return Index	12,466
15,471,945	USD	4/12/2006	AIG	3 month T-Bill + 0.45%	Return on DJ-AIG Commodity Total Return Index	33,747
5,594,946	USD	4/12/2006	AIG	3 month T-Bill + 0.45%	Return on DJ-AIG Commodity Total Return Index	12,328
						$170,012

Notes to Schedule of Investments:
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(b)	Affiliated issuer.
(c)	Schedule of Investments is consolidated with GMO Alternative Asset SPC Ltd., a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

3

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 83.2%
	Argentina — 0.5%
20,600	IRSA Inversiones y Representaciones SA GDR *	259,148
10,801	Telecom Argentina SA ADR *	143,977
10,493	Tenaris SA ADR	1,173,117
59,404	Transportadora de Gas del Sur ADR *	349,890
		1,926,132
	Brazil — 4.5%
8,569,000	Aes Tiete SA	178,885
246,080	Banco do Brasil SA	4,377,734
3,084,330	Belgo Mineira (Registered)	1,860,256
10,100	Compania de Concessoes Rodoviarias	306,644
23,743,928	Compania Saneamento Basico SAO PA	1,497,802
101,038	Compania Siderurgica Nacional SA	2,109,257
10,700	Compania Vale Do Rio Doce	464,711
44,057,200	Electrobras (Centro)	805,766
34,100	Petroleo Brasileiro SA (Petrobras)	581,874
26,500	Petroleo Brasileiro SA (Petrobras) ADR	1,791,400
83,423	Souza Cruz SA (Registered)	1,154,331
57,715	Tele Centro Oeste Celular Participacoes SA	578,853
19,000	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,174,960
		16,882,473
	Chile — 1.3%
22,328	Banco De Chile ADR	930,631
10,900	Banco Santander Chile SA ADR	471,425
15,200	Compania Cervecerias Unidas ADR	389,880
42,500	Compania de Telecommunicaciones de Chile ADR	395,250
7,600	Distribucion y Servicio - ADR	155,800
20,700	Empresa Nacional de Electricidad SA ADR	620,172
106,600	Enersis SA ADR	1,222,702
11,600	Lan Airlines SA	427,460
21,196	Quinenco SA ADR	267,070
		4,880,390
	China — 6.5%
966,000	Aluminum Corp of China Ltd	690,810
1,560,000	China Construction Bank Class H *	512,986
8,500	China Finance Online Co ADR *	49,215
288,240	China International Marine Containers Co Ltd Class B	223,765
1,292,955	China Mobile Ltd	6,321,734
9,600	China Mobile Ltd ADR	235,104
4,629,338	China Petroleum & Chemical Corp Class H	2,086,623
488,000	China Resources Enterprise Ltd	866,035
60,400	China Telecom Corp Ltd ADR	2,079,572
1,845,790	China Telecom Corp Ltd Class H	635,646
1,134,000	CNOOC Ltd	755,059
5,800	CNOOC Ltd ADR	386,802
535,000	Foxconn International Holdings 144A *	696,805
2,222,100	Guangdong Investments Ltd	793,464

1

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,352,000	Huaneng Power International Inc Class H	923,138
4,000	Netease.Com Inc ADR *	227,920
8,227,553	PetroChina Co Ltd Class H	6,463,127
236,000	Shanghai Industrial Holdings Ltd	442,412
594,000	Zhejiang Southeast Electric Power Co Class B	224,770
		24,614,987
	Czech Republic — 0.1%
8,879	CEZ AS	243,184
1,125	Komercni Banka AS	155,149
6,500	Unipetrol *	60,440
		458,773
	Egypt — 0.1%
4,804	Commercial International Bank	43,428
2,424	Orascom Telecommunications	239,846
		283,274
	Hungary — 0.4%
1,100	Egis Rt	112,566
500	Gedeon Richter Right	89,179
8,300	MOL Magyar Olaj es Gazipari Rt (New Shares)	785,768
16,900	OTP Bank	555,439
		1,542,952
	India — 2.0%
35,200	Bharti Televentures *	274,114
24,100	HDFC Bank	359,200
12,000	Hindalco Industries Ltd	32,400
13,000	Hindalco Industries Ltd GDR	35,554
73,000	Hindalco Industries Ltd GDR 144A	197,100
143,900	ICICI Bank Ltd	1,686,951
2,100	ICICI Banking Ltd ADR	53,487
5,200	Infosys Technologies Inc	303,466
82,757	Mahanagar Telephone Nigam	215,460
58,200	Oil & Natural Gas Corp Ltd	1,302,642
110,231	Satyam Computer Services Ltd	1,564,798
6,000	State Bank of India	116,885
23,494	State Bank of India Ltd GDR	1,064,894
10,500	Tata Consultancy Services Ltd	346,858
		7,553,809
	Indonesia — 0.7%
264,186	Astra International Tbk PT	239,272
444,600	Bank Central Asia Tbk PT	146,097
394,000	Bank Rakyat Indonesia	116,612
2,589,562	Bumi Resources Tbk PT	177,828
147,000	Gudang Garam Tbk PT	160,519
7,562,120	Matahari Putra Prima Tbk PT	768,574
2,990,000	PT Ramayana Lestari Sentosa	213,753
1,346,224	Telekomunikasi Indonesia Tbk PT	739,909
		2,562,564

2

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Israel — 2.6%
293,200	Bank Hapoalim B.M.	1,271,491
716,900	Bank Leumi Le-Israel	2,573,619
54,400	Check Point Software Technologies Ltd *	1,158,176
0	IDB Development Corp Ltd	4
177,500	Israel Chemicals Ltd	652,019
47,500	Machteshim Agan Industries	258,870
4,100	Teva Pharmaceutical Industries	167,061
83,100	Teva Pharmaceutical Industries ADR	3,397,128
900	The Israel Corp Ltd	303,775
		9,782,143
	Malaysia — 2.3%
1,102,840	Bumiputra-Commerce Holdings Berhad	1,618,618
132,000	Genting Berhad	716,556
316,000	Hong Leong Bank Berhad	426,575
216,000	IOI Corp Berhad	703,229
101,000	Kuala Lumpur Kepong Berhad	221,858
382,000	Magnum Corp Berhad	195,186
564,090	Malakoff Berhad	1,165,015
328,678	Maxis Communications Berhad	756,795
493,640	MISC Berhad	1,228,220
318,000	Proton Holdings Berhad	590,404
363,585	Public Bank Berhad	620,857
230,090	Sime Darby Berhad	384,350
		8,627,663
	Mexico — 6.0%
323,800	Alfa SA de CV Class A	1,827,720
135,700	America Movil SA de CV Class L ADR	3,897,304
662,046	Cemex SA de CV CPO	3,723,813
45,427	Fomento Economico Mexicano SA de CV	309,086
1,535,600	Grupo Financiero Banorte SA de CV	3,301,896
645,340	Grupo Mexico SA Class B	1,390,076
3,000	Grupo Televisa SA (Participating Certificates)	11,878
196,700	Organizacion Soriana SA de CV Class B *	854,286
315,800	Telefonos de Mexico SA de CV Class L ADR	7,083,394
56,000	Walmart de Mexico SA de CV Class V	303,950
		22,703,403
	Philippines — 0.5%
4,454,754	Ayala Land Inc	782,423
249,400	Equitable PCI Bank	251,450
317,421	Ginebra San Miguel Inc	152,669
19,436	Philippine Long Distance Telephone	622,576
4,200	Philippine Long Distance Telephone	132,720
		1,941,838
	Poland — 1.2%
16,800	Bank Pekao SA	889,392
168,300	Big Bank Gdanski SA	233,190
60,400	KGHM Polska Miedz SA	979,393

3

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

95,000	Polski Koncern Naftowy Orlen SA	1,706,166
114,100	Telekomunikacja Polska SA	816,568
		4,624,709
	Russia — 4.6%
14,100	JSC Mining & Smelting Co ADR	1,198,500
153,100	Lukoil ADR	8,726,700
4,100	Lukoil ADR 144A	233,700
12,000	Mobile Telesystems ADR	425,640
48,300	OAO Gazprom ADR	3,419,640
19,300	Rostelecom ADR	262,480
350	Sberbank RF	388,150
14,700	Unified Energy Systems ADR	577,710
21,700	Unified Energy Systems GDR	889,483
26,200	Vimpel-Communications ADR *	1,187,646
		17,309,649
	South Africa — 7.0%
23,752	ABSA Group Ltd	336,407
35,000	AECI Ltd	286,876
3,000	Anglo American Platinum Corp	197,588
54,700	Barlow Ltd	863,266
75,239	Edgars Consolidated Stores Ltd	351,399
81,000	Foschini Ltd	567,219
18,600	Impala Platinum Holdings Ltd	2,427,683
25,000	Investec Ltd	997,363
100,767	Mittal Steel South Africa Ltd	874,876
39,200	MTN Group Ltd	326,053
20,100	Naspers Ltd Class N	321,789
32,694	Nedcor Ltd	441,808
1,240,738	Old Mutual Plc	3,212,038
8,100	Pretoria Portland Cement Co Ltd	388,074
253,800	Remgro Ltd	4,420,676
1,297,240	Sanlam Ltd	2,636,413
144,800	Sasol Ltd	4,820,004
46,100	Telkom SA Ltd	926,655
39,060	Tiger Brands Ltd	835,597
552,850	Woolworths Holdings	1,098,873
		26,330,657
	South Korea — 22.3%
3,100	Amorepacific Corp	1,004,436
51,050	Cheil Industries Inc	1,408,063
40,660	Daesang Corp	608,720
93,790	Daewoo Engineering & Construction Co Ltd	1,195,128
9,900	Daewoo International Corp	227,791
105,300	Daewoo Securities Co Ltd *	1,589,602
71,420	Doosan Infracore Co Ltd	1,029,775
22,400	GS Engineering & Construction Corp	1,075,647
47,100	Hana Bank	1,923,840
83,700	Hanjin Heavy Industry & Construction	1,827,047
31,100	Hanjin Shipping	663,270

4

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

194,400	Hynix Semiconductor Inc *	4,077,147
36,140	Hyundai Development Co	1,516,451
37,600	Hyundai Engineering & Construction *	1,472,880
20,200	Hyundai Mobis	1,681,009
119,940	Hyundai Motor Co	9,841,325
138,300	Industrial Bank of Korea	2,091,503
333,900	KIA Motors Corp	7,892,690
95,560	Kookmin Bank	6,282,342
2,200	Kookmin Bank ADR	145,178
101,790	Korea Electric Power Corp	3,395,410
50,100	Korean Air Lines Co Ltd	1,318,056
38,300	KT Corp	1,560,183
1,700	KT Corp ADR	37,111
27,600	KT Freetel Co Ltd	591,910
126,800	KT&G Corp	5,606,801
14,500	KT&G Corp GDR 144A (a)	322,625
53,400	LG Corp	1,439,596
9,200	LG Electronics Inc	695,245
25,390	LG Investment & Securities Co Ltd	527,605
66,400	LG Telecom Co Ltd *	410,386
6,700	NHN Corp *	1,562,986
21,300	POSCO	4,248,195
25,900	Samsung Corp	493,648
1,174	Samsung Electronics Co Ltd	675,294
1,614	Samsung Electronics Co Ltd GDR 144A (Non Voting)	351,852
50,500	Samsung Heavy Industries Co Ltd	733,732
15,300	Samsung SDI Co Ltd	1,588,702
22,230	Samsung Securities	1,171,911
52,863	Shinhan Financial Group Co Ltd	2,030,775
107,646	SK Corp	5,589,683
137,700	Woori Finance Holdings Co Ltd	2,491,864
		84,397,414
	Taiwan — 17.2%
2,253,918	Acer Inc	4,991,027
2,594,489	Asustek Computer Inc	7,328,496
163,000	AU Optronics Corp	232,600
863,940	Benq Corp	778,091
5,439,533	China Development Financial Holding Corp *	1,957,975
2,982,759	China Steel Corp	2,226,067
686,540	Chinatrust Financial Holding Co	552,663
1,271,000	Chunghwa Telecom Co Ltd	2,160,967
31,050	Chunghwa Telecom Co Ltd ADR	540,891
542,707	Compal Electronics Inc	475,258
640,400	Evergreen Marine Corp	404,718
1,070,190	Far Eastern Textile Co Ltd	652,926
185,000	Far Eastone Telecommunications Co Ltd	210,460
604,300	Formosa Chemicals & Fibre Co	949,998
703,655	Formosa Petrochemical Corp	1,276,321
983,270	Formosa Plastics Corp	1,473,985
4,000	High Tech Computer Corp	59,011

5

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,194,915	Hon Hai Precision Industry Co Ltd	6,060,366
635,200	International Bank of Taipei	386,726
2,352,662	Inventec Co Ltd	1,359,926
935,300	Lite-On Technology Corp	1,174,456
349,800	MediaTek Inc	3,641,066
3,307,000	Mega Financial Holdings Co Ltd	2,166,386
360,000	Mitac International Corp	493,901
303,425	Nan Ya Plastic Corp	364,481
379,800	Novatek Microelectronics	2,052,437
590,204	Powerchip Semiconductor	323,999
976,759	Shin Kong Financial Holdings	733,833
664,563	Siliconware Precision Industries Co	699,227
1,071,167	Sinopac Holdings Co	486,446
1,113,000	Taishin Financial Holdings Co Ltd	585,114
2,224,000	Taiwan Cellular Corp	1,966,215
3,875,074	Taiwan Cement Corp	2,421,321
5,894,235	Taiwan Semiconductor Manufacturing Co Ltd	10,476,985
61,499	Taiwan Semiconductor Manufacturing Co Ltd ADR	589,160
3,334,687	Walsin Lihwa Corp	1,036,548
410,288	Wan Hai Lines Ltd	248,854
2,293,000	Yang Ming Marine Transport	1,434,419
		64,973,320
	Thailand — 1.6%
354,900	Advanced Info Service Pcl (Foreign Registered) (b)	850,641
182,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	98,025
287,600	Kasikornbank Pcl (Foreign Registered) (b)	445,848
1,083,000	Kasikornbank Pcl NVDR (b)	1,600,206
72,140	PTT Exploration & Production Pcl (Foreign Registered) (b)	748,443
188,902	PTT Pcl (Foreign Registered) (b)	988,331
115,000	Siam Cement Pcl (Foreign Registered) NVDR (b)	646,170
258,400	Thai Airways International Pcl (Foreign Registered) (b)	247,383
242,500	Thai Oil Pcl (Foreign Registered) (b)	370,205
		5,995,252
	Turkey — 1.7%
391,564	Akbank TAS	3,082,860
22,372	Aksa Akrilik Kimya Sanayii AS	206,400
50,874	Tupras-Turkiye Petrol Rafineriler AS	885,455
68,928	Turkcell Iletisim Hizmet AS	424,213
90,434	Turkiye IS Bankasi Class C	772,279
275,061	Yapi Ve Kredi Bankasi AS *	1,161,684
		6,532,891
	Venezuela — 0.1%
23,000	Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR	327,520
	TOTAL COMMON STOCKS (COST $218,705,836)	314,251,813

6

GMO Emerging Countries Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 13.3%
	Brazil — 8.4%
55,600	Banco Bradesco SA 3.66%	1,706,984
139,600	Banco Itau Holding Financeira SA 2.79%	3,547,810
144,300	Caemi Mineracao e Metalurgica SA 1.35%	225,274
60,437,500	Compania Energetica de Minas Gerais 4.11%	2,448,768
17,700	Compania Vale do Rio Doce Class A 0.36%	674,423
23,565,000	Geracao Tiete 8.80%	513,329
55,870	Gerdau SA 4.84%	831,141
2,190,326	Investimentos Itau SA 4.28%	7,504,861
15,135,000	Lojas Americanas SA 1.99%	420,360
893,212	Petroleo Brasileiro SA (Petrobras) 0.44%	13,883,599
		31,756,549
	South Korea — 4.9%
10,200	Hyundai Motor Co 3.72%	570,231
40,960	Samsung Electronics Co Ltd (Non Voting) 1.18%	17,766,438
3,000	Samsung SDI Co Ltd 3.36%	204,774
		18,541,443
	TOTAL PREFERRED STOCKS (COST $18,618,661)	50,297,992

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	India — 0.0%
3,250	Hindalco Industries Rights, Expires 1/18/06	2,114
	Thailand — 0.0%
116,526	True Corp Pcl Warrants, Expires 4/3/08 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $524)	2,114

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 3.1%
	Cash Equivalent(s) — 3.1%
11,300,000	HBOS Treasury Services Plc - Time Deposit, 4.00%, due 12/01/05	11,300,000
304,825	The Boston Global Investment Trust (c)	304,825
		11,604,825
	TOTAL SHORT-TERM INVESTMENT(S) (COST $11,604,825)	11,604,825
	TOTAL INVESTMENTS — 99.6% (Cost $248,929,846)	376,156,744
	Other Assets and Liabilities (net) — 0.4%	1,412,631
	TOTAL NET ASSETS — 100.0%	$377,569,375

7

GMO Emerging Countries Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$249,206,507	$133,319,421	$(6,369,184)	$126,950,237

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt
Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.
GDR – Global Depository Receipt
NVDR – Non-Voting Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $304,222 collateralized by cash in the amount of $304,825 which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 67.6% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 81.2%
	Argentina — 0.5%
676,900	IRSA Inversiones y Representaciones SA GDR *	8,515,402
634,450	Telecom Argentina SA ADR *	8,457,218
324,998	Tenaris SA ADR	36,334,776
		53,307,396
	Brazil — 5.0%
267,637,000	Aes Tiete SA	5,587,158
6,380,020	Banco do Brasil SA	113,499,788
99,755,678	Belgo Mineira (Registered)	60,165,780
1,085,900	Compania de Concessoes Rodoviarias	32,968,781
383,277,898	Compania Saneamento Basico SAO PA	24,177,730
2,818,272	Compania Siderurgica Nacional SA	58,833,906
222,900	Compania Vale Do Rio Doce	9,680,749
14,306	Cyrela Brazil Realty ADR	1,587,391
896,700	Cyrela Brazil Realty SA	9,970,116
2,476,534,900	Electrobras (Centro)	45,293,559
1,503,000	Localiza Rent A Car *	16,097,481
4,684,900	Petroleo Brasileiro SA (Petrobras)	79,942,019
200,000	Petroleo Brasileiro SA (Petrobras) ADR	13,520,000
2,506,204	Souza Cruz SA (Registered)	34,678,539
3,029,538	Tele Centro Oeste Celular Participacoes SA	30,384,747
550,300	Unibanco-Uniao de Bancos Brasileiros SA GDR	34,030,552
		570,418,296
	Chile — 0.3%
86,076	Banco De Chile ADR	3,587,648
234,100	Banco Santander Chile SA ADR	10,124,825
138,400	Compania Cervecerias Unidas ADR	3,549,960
494,500	Compania de Telecommunicaciones de Chile ADR	4,598,850
114,700	Empresa Nacional de Electricidad SA ADR	3,436,412
330,481	Enersis SA ADR	3,790,617
67,200	Lan Airlines SA	2,476,320
43,000	Sociedad Quimica y Minera de Chile SA ADR	4,966,500
		36,531,132
	China — 5.8%
6,102,800	Beijing Enterprises H Shares	10,453,286
46,864,000	China Construction Bank Class H *	15,410,621
282,600	China Finance Online Co ADR *	1,636,254
36,490,552	China Mobile Ltd	178,415,770
284,800	China Mobile Ltd ADR (a)	6,974,752
6,848,000	China Paradise Eletronics *	2,494,726
187,954,703	China Petroleum & Chemical Corp Class H	84,718,499
8,564,525	China Resources Enterprise Ltd	15,199,144
951,800	China Telecom Corp Ltd ADR (a)	32,770,474
113,541,429	China Telecom Corp Ltd Class H	39,100,971
25,108,000	CNOOC Ltd	16,717,837
52,000	CNOOC Ltd ADR	3,467,880
10,622,000	Foxconn International Holdings 144A *	13,834,516
31,450,000	Guangdong Investments Ltd	11,230,115

1

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

16,304,000	Huaneng Power International Inc Class H	11,132,285
120,500	Netease.Com Inc ADR * (a)	6,866,090
726,000	Parkson Retail Group Ltd *	1,132,824
190,198,601	PetroChina Co Ltd Class H	149,409,873
1,060,300	Shandong Molong Petroleum Machinery Co Ltd	190,180
11,011,000	Shanghai Industrial Holdings Ltd	20,641,543
22,600,000	Sinochem Hong Kong Holding *	3,934,147
8,757,387	Weiqiao Textile Co	11,617,829
20,804,241	Zhejiang Expressway Co Ltd	13,374,155
		650,723,771
	Egypt — 0.1%
150,407	Commercial International Bank	1,359,685
65,560	Orascom Telecommunications	6,486,920
		7,846,605
	Hungary — 0.0%
100	Magyar Telecom	2,265
	India — 2.1%
1,686,500	Amtek Auto Ltd	10,682,623
2,252,000	Bank of India	5,409,693
535,463	Bharat Electronics Ltd	10,796,662
9,486,900	Centurion Bank Ltd *	4,376,399
3,000	Cipla Ltd (Shares Under Objection) * (b)	1
184,105	Galaxy Entertainment Corp Ltd *	1,029,957
2,242,410	Gammon India Ltd	19,461,871
1,375,820	Geodesic Information Systems Ltd	6,412,406
200	HCL Infosystems Ltd (Shares Under Objection) (b)	—
155,789	Hero Honda Motors Ltd	2,821,228
2,593,725	Hexaware Technologies Ltd	5,693,500
714,000	ICICI Bank Ltd	8,370,280
136,000	Infosys Technologies Inc	7,936,811
1,500	ITC Ltd (Shares Under Objection) * (b)	—
1,522,593	IVRCL Infrastructure	24,999,527
1,656,245	Jaiprakash Associates Ltd	12,122,761
325,272	Jindal Steel & Power Ltd	9,993,047
649,414	Kirloskar Brothers Ltd	3,677,984
87	Mahind GESCO Developers Ltd *	729
700	National Thermal Power Co	1,588
15,956	NIIT Technologies Ltd	58,117
306,800	Raymond Ltd	2,736,516
912,279	Reliance Capital Ltd (b)	8,576,906
364,911	Reliance Energy Ltd (b)	4,655,847
900	Reliance Energy Ltd (Shares Under Objection) *	—
7,133	Reliance Industries Ltd (Shares Under Objection) * (b)	2
2,234,600	Rolta India Ltd	9,392,366
174,899	Sakthi Sugars Ltd *	342,987
328,200	Satyam Computer Services Ltd	4,659,005
2,889,220	Shasun Chemicals	4,923,460
240,444	Siemens India Ltd	16,923,766
1,975,450	Sintex Industries Ltd	6,705,889
2,250,963	Spicejet Ltd *	3,477,642

2

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,846,700	Syndicate Bank	3,374,801
668,119	Tasc Pharmaceuticals Ltd *	3,023,297
1,850,100	Union Bank of India	4,504,367
5,571,390	United Phosphorous	26,480,517
262,100	UTV Software Communications Ltd * (c)	945,966
67,166	Welspun India Ltd *	166,876
600	Wockhardt Ltd	5,666
		234,741,060
	Indonesia — 0.4%
18,085,640	Astra International Tbk PT	16,380,100
14,857,000	Bank Central Asia Tbk PT	4,882,049
70,092,641	Bumi Resources Tbk PT	4,813,344
16,414,000	Ciputra Surya Tbk PT	604,226
60,628,000	Matahari Putra Prima Tbk PT	6,161,912
30,976,500	Mayora Indah Tbk PT	1,823,064
72,698,000	Summarecon Agung	5,355,786
5,957,560	Telekomunikasi Indonesia Tbk PT	3,274,383
301,969	Telekomunikasi Indonesia Tbk PT ADR	6,667,476
		49,962,340
	Israel — 1.3%
6,560,800	Bank Hapoalim B.M.	28,451,552
4,630,700	Bank Leumi Le-Israel	16,623,875
1,023,300	Check Point Software Technologies Ltd *	21,786,057
2,359,900	Israel Chemicals Ltd	8,668,730
3,754,200	Israel Discount Bank Class A *	6,188,705
239,200	Taro Pharmaceuticals Industries *	3,178,968
22,300	Teva Pharmaceutical Industries	908,649
1,321,900	Teva Pharmaceutical Industries ADR	54,039,272
16,800	The Israel Corp Ltd	5,670,475
		145,516,283
	Lebanon — 0.0%
12,059	Banque Libanaise pour le Commerce Sal *	35,695
	Malaysia — 2.1%
27,833,060	Arab-Malaysian Corp Berhad *	7,330,306
20,911,500	Berjaya Sports Toto	23,800,807
51,722,130	Bumiputra-Commerce Holdings Berhad	75,911,604
5,883,456	Edaran Otomobil Berhad	5,170,215
11,370,000	Habib Corporation Berhad	3,190,101
10,386,231	Highlands and Lowlands Berhad	11,051,522
11,314,980	IJM Corp Berhad	12,875,657
15,556,160	Maxis Communications Berhad	35,818,697
19,765,440	MISC Berhad	49,178,173
4,781,131	Telekom Malaysia Berhad	12,085,707
2,629,128	Top Glove Corp Berhad	3,867,978
1,845,300	UMW Holdings Berhard	2,882,634
		243,163,401
	Mexico — 6.4%
6,811,900	Alfa SA de CV Class A	38,450,423
3,087,530	America Movil SA de CV Class L ADR	88,673,862

3

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

3,427,289	Carso Global Telecom Class A *	7,460,368
77,471	Cemex SA de CV ADR (Participating Certificates)	4,361,617
21,140,044	Cemex SA de CV CPO	118,906,490
25,794,481	Corporacion GEO SA de CV Series B *	88,400,523
3,454,854	Fomento Economico Mexicano SA de CV	23,506,883
166,715	Gruma SA Class B	508,499
6,644,000	Grupo Cementos de Chihuahua SA de CV	20,139,055
36,795,600	Grupo Financiero Banorte SA de CV	79,119,079
8,232,755	Grupo Financiero Serfin SA de CV Class B * (b) (d)	7,798
9,320,800	Grupo Mexico SA Class B	20,077,199
2,303,356	Sare Holding SA de CV *	2,210,192
9,234,400	Telefonos de Mexico SA de CV Class L ADR	207,127,592
4,617,160	Walmart de Mexico SA de CV Class V	25,060,459
		724,010,039
	Philippines — 0.6%
88,961,950	Ayala Land Inc	15,625,085
5,190,240	Bank of the Philippine Islands	5,616,482
6,219,000	Fil-Hispano Corp *	724,805
7,681,823	First Philippine Holdings	7,284,576
447,872	Philippine Long Distance Telephone	14,346,275
253,700	Philippine Long Distance Telephone (a)	8,016,920
5,229,276	San Miguel Corp Class B	8,574,047
48,086,999	SM Prime Holdings	7,294,783
		67,482,973
	Poland — 0.4%
281,100	BRE Bank *	13,505,458
1,693,100	Polski Koncern Naftowy Orlen SA	30,407,467
		43,912,925
	Russia — 1.8%
245,500	JSC Mining & Smelting Co ADR	20,867,500
2,240,200	Lukoil ADR	127,691,400
355,100	Mobile Telesystems ADR	12,595,397
204,400	OAO Gazprom ADR	14,471,520
135,000	Rusia Petroleum * (b)	405,000
682,900	Unified Energy Systems GDR	27,992,071
		204,022,888
	South Africa — 6.2%
1,389,675	ABSA Group Ltd	19,682,378
1,881,100	AECI Ltd	15,418,354
7,673,230	African Bank Investments Ltd	26,808,158
6,330,100	AVI Ltd	15,135,330
2,060,000	Barlow Ltd	32,510,577
295,421	Edgars Consolidated Stores Ltd	1,385,107
3,359,290	Foschini Ltd	23,524,127
577,100	Impala Platinum Holdings Ltd	75,323,431
749,076	Mittal Steel South Africa Ltd	6,503,602
1,541,200	MTN Group Ltd	12,819,207
1,051,000	Naspers Ltd Class N	16,825,888
711,653	Nedcor Ltd	9,616,879

4

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

35,105,000	Old Mutual Plc	90,880,259
4,596,470	Remgro Ltd	80,061,083
29,836,471	Sanlam Ltd	60,637,404
3,373,810	Sasol Ltd	112,305,090
4,819,600	Steinhoff International Holdings	12,803,393
2,284,441	Telkom SA Ltd	45,919,473
1,390,648	Tiger Brands Ltd	29,749,646
618,700	Tongaat-Hulett Group	7,199,495
		695,108,881
	South Korea — 25.6%
856,356	Ace Digitech Co Ltd *	10,285,032
86,280	Amorepacific Corp	27,955,730
497,400	CDNetworks Co Ltd *	12,225,253
1,057,270	Cheil Industries Inc	29,161,658
131,800	CJ CGV Co Ltd	3,592,957
406,868	Clover Hitech Co Ltd *	2,322,116
414,530	Dae Han Pulp Industries	1,471,972
88,400	Dae Won Kang Up Co	2,431,450
3,148,470	Daegu Bank	45,428,255
492,020	Daelim Industrial Co Ltd	32,037,320
840,160	Daesang Corp	12,578,022
3,641,090	Daewoo Engineering & Construction Co Ltd	46,396,925
1,394,000	Daewoo Motor Sales Corp	26,124,215
3,131,500	Daewoo Securities Co Ltd *	47,272,911
477,500	Dongkuk Steel Mill	8,040,297
2,165,200	Dongwon Financial Holding Co Ltd	73,170,404
2,490,010	Doosan Infracore Co Ltd	35,902,406
924,000	DPI Co Ltd	7,332,638
995,300	Global Enterprises	9,892,952
914,700	GS Engineering & Construction Corp	43,923,863
387,500	Hana Bank	15,827,770
500,200	Hana Securities Co Ltd	8,632,016
251,400	Hana Tour Service Inc	8,702,855
230,065	Hanil Cement Manufacturing	14,636,321
1,579,100	Hanjin Heavy Industry & Construction	34,469,416
637,900	Hanjin Shipping	13,604,493
222,596	Hanjin Transportation Co	7,571,466
2,287,200	Hansol CSN	12,336,496
3,346,938	Hanwha Corp	81,915,809
52,300	Honam Petrochemical Co	2,516,446
2,571,500	Hynix Semiconductor Inc *	53,932,020
314,421	Hyosung Corp	4,698,670
2,031,240	Hyundai Development Co	85,231,746
1,565,300	Hyundai Engineering & Construction *	61,316,463
651,549	Hyundai Mipo Dockyard	40,804,840
611,300	Hyundai Mobis	50,871,312
2,273,220	Hyundai Motor Co	186,522,401
3,327,000	Hyundai Securities Co *	40,029,201
5,064,400	Industrial Bank of Korea	76,588,621
549,800	Inzi Controls Co Ltd	5,878,545
7,117,600	KIA Motors Corp	168,245,015

5

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,798,970	Kolon Construction *	27,837,431
2,399,390	Kookmin Bank	157,741,610
40,900	Kookmin Bank ADR	2,698,991
212,900	Korea Cement Co Ltd	2,930,207
2,335,720	Korea Electric Power Corp	77,912,625
150,400	Korea Electric Terminal Co	2,968,628
5,253,815	Korea Real Estate	6,732,906
963,500	Korean Air Lines Co Ltd	25,348,251
319,000	KT Corp	12,994,732
303,100	KT Corp ADR	6,616,673
2,544,900	KT&G Corp	112,529,562
576,000	KT&G Corp GDR 144A	12,816,000
343,400	Kumgang Construction Co	10,030,661
712,580	Kumho Industrial Co Ltd	13,359,345
2,583,794	LG Corp	69,655,818
325,137	LG Home Shopping Inc	34,687,135
1,512,000	LG Insurance Co Ltd	21,926,667
3,320,520	LG Investment & Securities Co Ltd	69,000,555
444,500	LG Petrochemical Co Ltd	11,672,587
146,200	Megastudy Co Ltd *	8,163,689
747,360	Nasan Co Ltd *	9,552,435
125,400	NHN Corp *	29,253,506
1,058,600	Poongsan Corp	14,855,604
363,849	POSCO	72,568,140
433,390	Pumyang Construction Co Ltd *	3,718,413
455,300	Pyung Hwa Industrial Co	4,060,207
4,176,800	Samick Musical Instruments *	9,185,143
591,750	Samsung Electronics Co Ltd	340,379,360
1,200,800	Samsung Engineering Co Ltd	31,269,766
215,900	Samsung SDI Co Ltd	22,418,354
40,090	Samsung Securities	2,113,446
656,400	Sejong Industrial Co	4,743,498
234,600	SFA Engineering Corp	6,270,421
1,074,870	Shinhan Financial Group Co Ltd	41,292,003
917,120	Simm Tech Co Ltd	7,522,594
861,420	SK Corp	44,730,552
10,900	SK Telecom Co Ltd	2,047,937
1,681,400	SK Telecom Co Ltd ADR	35,527,982
222,828	SM Entertainment *	3,505,719
287,463	SODIFF Advanced Materials Co Ltd	6,191,198
947,570	Ssangyong Cement *	1,939,250
290,436	STX Engine Co Ltd	3,779,659
629,233	Taewoong Co Ltd	8,496,626
447,800	Wooree Eti Co Ltd *	8,092,771
1,952,500	Woori Finance Holdings Co Ltd	35,333,076
		2,888,350,031
	Sri Lanka — 0.0%
333,600	Lanka Walltile Ltd	189,413

6

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Taiwan — 19.3%
51,991,240	Acer Inc	115,128,280
62,206,511	Asustek Computer Inc	175,710,959
13,154,000	AU Optronics Corp	18,770,711
26,736,255	Benq Corp	24,079,501
27,134,820	Cheng Loong Corp	6,365,476
70,039,000	China Bills Finance Corp	21,385,870
74,462,651	China Development Financial Holding Corp *	26,803,044
75,462,096	China Steel Corp	56,318,223
23,883,382	Chinatrust Financial Holding Co	19,226,067
37,166,499	Chung Hung Steel Corp	9,054,230
41,326,000	Chunghwa Telecom Co Ltd	70,262,893
845,220	Chunghwa Telecom Co Ltd ADR	14,723,732
24,561,565	Compal Electronics Inc	21,508,985
22,474,300	Evergreen Marine Corp	14,203,224
25,671,305	Far Eastern International Bank	12,306,647
34,891,868	Far Eastern Textile Co Ltd	21,287,626
10,271,000	Far Eastone Telecommunications Co Ltd	11,684,525
28,881,960	Formosa Chemicals & Fibre Co	45,404,280
27,569,587	Formosa Petrochemical Corp	50,006,939
34,539,590	Formosa Plastics Corp	51,777,077
21,184,000	Fubon Financial Holding Co Ltd	16,897,077
18,975,917	GigaByte Technology Co Ltd	17,130,159
3,696,600	High Tech Computer Corp	54,535,182
43,239,477	Hon Hai Precision Industry Co Ltd	219,301,834
14,255,500	International Bank of Taipei	8,679,116
45,554,876	Inventec Co Ltd	26,332,405
24,131,080	KGI Securities Co Ltd	8,142,525
30,348,842	Lite-On Technology Corp	38,109,029
10,013,000	MediaTek Inc	104,225,245
96,647,000	Mega Financial Holdings Co Ltd	63,312,573
22,736,735	Micro-Star International Co Ltd	12,793,641
32,078,306	Mitac International Corp	44,009,746
6,987,772	Nan Ya Plastic Corp	8,393,875
6,530,719	Novatek Microelectronics	35,291,974
14,792,462	Oriental Union Chemical	9,511,082
22,582,556	Realtek Semiconductor Corp	25,251,253
34,527,736	Shin Kong Financial Holdings	25,940,487
19,969,636	Siliconware Precision Industries Co	21,011,271
19,836,073	Sinopac Holdings Co	9,008,100
38,643,125	Taishin Financial Holdings Co Ltd	20,315,039
47,576,000	Taiwan Cellular Corp	42,061,440
65,757,046	Taiwan Cement Corp	41,087,976
2,998,000	Taiwan FU Hsing Ind Co Ltd	3,182,225
212,299,804	Taiwan Semiconductor Manufacturing Co Ltd	377,362,260
2,873,238	Taiwan Semiconductor Manufacturing Co Ltd ADR	27,525,620
11,072,800	Tsann Kuen Enterprises Co Ltd	16,820,956
14,131,000	U-Ming Marine Transport Co	14,703,947
5,649,000	Waffer Technology Co Ltd	5,345,460
75,008,450	Walsin Lihwa Corp	23,315,497
20,372,703	Wan Hai Lines Ltd	12,356,743

7

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

39,204,000	Waterland Financial Holdings	12,950,403
9,903,445	Wintek Corp	13,367,693
29,161,600	Yang Ming Marine Transport	18,242,456
35,196,659	Yieh Phui Enterprise	12,021,399
		2,174,543,977
	Thailand — 1.5%
9,386,500	Advanced Info Service Pcl (Foreign Registered) (b)	22,497,992
27,379,600	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	14,722,385
13,355,400	Central Pattana Pcl (Foreign Registered) (b)	3,881,598
13,394,100	Home Product Center Pcl (Foreign Registered) (b)	2,581,721
35,411,800	Kasikornbank Pcl NVDR (b)	52,323,349
3,453,389	Krungthai Card Pcl (Foreign Registered) (b)	1,648,551
28,256,000	Power Line Engineering PCL (b)	4,723,332
8,719,900	PTT Pcl (Foreign Registered) (b)	45,622,318
15,135,100	Saha Pathana International Holding Pcl (Foreign Registered) (b)	5,741,357
1,216,800	Siam Cement Pcl (Foreign Registered) NVDR (b)	6,837,038
3,108,050	Star Block Co Ltd (Foreign Registered) * (b) (d)	754
6,891,000	Thai Oil Pcl (Foreign Registered) (b)	10,519,931
18,117,900	Yarnapund PCL (b)	4,738,855
		175,839,181
	Turkey — 1.6%
8,145,492	Akbank TAS	64,131,116
2,862,695	Doktas Dokumculuk Ticaret	3,922,726
4,146,723	Finansbank AS *	16,600,343
81,588	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	7,229,557
42,150	Medya Holding AS * (b) (d)	311
2,865,700	Petkim Petrokimya Holding *	16,093,763
4,142,423	Trakya Cam Sanayii AS	15,609,285
692,767	Tupras-Turkiye Petrol Rafineriler AS	12,057,516
1,451,109	Turkcell Iletisim Hizmet AS	8,930,766
3,219,871	Turkiye IS Bankasi Class C	27,496,727
2,934,496	Vestel Elektronik Sanayi *	10,576,733
		182,648,843
	Venezuela — 0.2%
1,391,912	Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR	19,820,827
	TOTAL COMMON STOCKS (COST $6,648,602,753)	9,168,178,222

Shares	Description	Value ($)
	PREFERRED STOCKS — 15.1%
	Brazil — 12.0%
3,353,506	Banco Bradesco SA 3.66%	102,956,515
5,058,170	Banco Itau Holding Financeira SA 2.79%	128,548,908
40,281,898	Caemi Mineracao e Metalurgica SA 1.35%	62,886,194
3,472,105,000	Companhia Paranaense de Energia 2.89%	30,096,304
1,365,517,800	Compania Energetica de Minas Gerais 4.11%	55,327,175
498,800	Compania Vale do Rio Doce Class A 0.36%	19,005,785
2,611,950,260	Electrobras (Centro) SA Class B 8.09%	48,066,523
736,003,000	Geracao Tiete 8.80%	16,032,741

8

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

3,786,988	Gerdau SA 4.84%	56,336,495
63,983,539	Investimentos Itau SA 4.28%	219,231,096
49,905,189	Net Servicos de Comunicacoa SA *	22,195,183
33,240,452	Petroleo Brasileiro SA (Petrobras) 0.44%	516,671,423
521,700	Petroleo Brasileiro SA ADR 2.26%	32,136,720
7,215,323	Sadia SA 4.03%	19,941,601
407,300	Tele Centro Oeste Celular SA ADR 6.50% (a)	4,032,270
15,645,723	Unipar, Class B 1.99%	15,833,883
		1,349,298,816
	India — 0.1%
5,658,196	CBAY Systems Ltd Series E 8.00% (c)	12,173,043
289,981	CBAY Systems Ltd Series F 8.00% (c)	623,865
		12,796,908
	Philippines — 0.0%
50,000	Philippine Long Distance Telephone Series III 2.93% *	2,718,000
	South Korea — 3.0%
676,500	Hyundai Motor Co 3.72%	37,819,703
470,260	LG Electronics Inc 3.88%	22,929,359
644,953	Samsung Electronics Co Ltd (Non Voting) 1.18%	279,748,966
		340,498,028
	TOTAL PREFERRED STOCKS (COST $602,974,769)	1,705,311,752

Shares	Description	Value ($)
	PRIVATE EQUITY SECURITIES — 0.5%
	Poland — 0.5%
21,635,077	CHP Investors (Multimedia) * (b) (c)	32,452,616
25,091,031	MHP Investors (Tri Media Holdings Ltd) * (b) (c)	27,359,260
		59,811,876
	Russia — 0.0%
90,000	Divot Holdings NV - Class D * (b) (c) (d)	900
124,330	Divot Holdings NV - Class E * (b) (c) (d)	1,243
46,624	Divot Holdings NV, Convertible Securities - Class F * (b) (c) (d)	466
		2,609
	Sri Lanka — 0.0%
1,591,169	Millenium Information Technology * (b) (c)	787,470
	TOTAL PRIVATE EQUITY SECURITIES (COST $64,697,842)	60,601,955

Par Value ($)	Description	Value ($)
	DEBT OBLIGATION — 0.4%
	United States — 0.4%
39,495,687	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (e) (f)	41,612,407
	TOTAL DEBT OBLIGATION (COST $43,478,473)	41,612,407

Shares	Description	Value ($)
	INVESTMENT FUNDS — 0.3%
	China — 0.1%
500,000	Martin Curries Sino-American Corp Ltd A Share * (c)	4,600,000

9

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	India — 0.0%
170	SPG Infinity Technology Fund I * (b) (c)	132,688
1,371,900	TDA India Technology Fund II LP * (b) (c)	971,171
100	UTI Masterplus 1991 Units (Shares Under Objection) * (b)	—
		1,103,859
	Kazakhstan — 0.0%
450,000	Kazakhstan Investment Fund * (b) (c)	79,486
	Poland — 0.0%
1,749,150	The Emerging European Fund II, LP * (b) (c)	455,972
	Russia — 0.2%
9,500,000	NCH Eagle Fund LP * (b) (c)	23,482,934
	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund * (b) (c)	39,288
	TOTAL INVESTMENT FUNDS (COST $21,355,825)	29,761,539

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.1%
	Brazil — 0.0%
1,259,321	Net Servicos Rights, Expires 12/01/05 *	57,151
	India — 0.1%
126,997	Arvind Mills Ltd Warrants, 144A, Expires 6/12/07 (Goldman Sachs) * (e) (g)	304,073
107,835	Hero Honda Motors Ltd Warrants, 144A, Expires 5/5/06 (Merrill Lynch) * (e) (g)	1,952,307
32,542	Uniphos Enterprises Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (e) (g)	26,232
142,330	United Phosphorus Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (e) (g)	3,396,230
		5,678,842
	Thailand — 0.0%
2,689,393	True Corp Pcl Warrants, Expires 4/3/08 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $2,561,488)	5,735,993

Shares	Description	Value ($)
	MUTUAL FUNDS — 0.0%
	United States — 0.0%
	Affiliated Issuer(s)
8,064	GMO Special Purpose Holding Fund	84,595
	TOTAL MUTUAL FUNDS (COST $12,427)	84,595

Par Value ($)	Description	Value ($)
	CONVERTIBLE SECURITIES — 0.0%
	Russia — 0.0%
56,000	Lukinter Finance BV, 3.50%, due 11/29/07	154,783
	TOTAL CONVERTIBLE SECURITIES (COST $59,290)	154,783

10

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 2.1%
	Cash Equivalent(s) — 2.1%
218,700,000	Societe Generale Time Deposit, 4.04%, due 12/01/05	218,700,000
19,671,700	The Boston Global Investment Trust (h)	19,671,700
	TOTAL SHORT-TERM INVESTMENT(S) (COST $238,371,700)	238,371,700
	TOTAL INVESTMENTS — 99.7% (Cost $7,622,114,567)	11,249,812,946
	Other Assets and Liabilities (net) — 0.3%	37,365,416
	TOTAL NET ASSETS — 100.0%	$11,287,178,362

11

GMO Emerging Markets Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,635,498,824	$3,882,752,628	$(268,438,506)	$3,614,314,122

Additional information on each restricted security is as follows:

Issuer, Description	Acquisition Date	Acquisition Cost	Market Value as a Percentage of Fund’s Net Assets	Market Value as of November 30, 2005
CBAY Systems Ltd Series E	5/06/03-10/11/05	$6,657,093	0.11%	$12,173,043
CBAY Systems Ltd Series F	8/4/05	656,350	0.01%	623,865
CHP Investors (Multimedia)	12/13/99-3/05/01	22,825,006	0.29%	32,452,616
Divot Holdings NV, Private Equity Securities - Class E	9/21/01	124,330	0.00%	1,243
Divot Holdings NV, Private Equity Securities - Class D	6/26/00	1,502,100	0.00%	900
Divot Holdings NV, Convertible Securities - Class F	3/27/02	46,624	0.00%	466
Kazakhstan Investment Fund	10/16/97	3,285,000	0.00%	79,486
Martin Curries Sino-American Corp Ltd A Share	3/17/05	5,000,000	0.04%	4,600,000
MHP Investors (Tri Media Holdings Ltd)	11/27/01	26,147,396	0.24%	27,359,260
Millenium Information Technology	10/21/99	2,252,570	0.01%	787,470
NCH Eagle Fund LP	1/21/97	9,500,000	0.21%	23,482,934
Societe Generale Thalmann Ukraine Fund	7/15/97	1,123,189	0.00%	39,288
SPG Infinity Technology Fund I	12/23/99	1,190,000	0.00%	132,688
TDA India Technology Fund II LP	2/23/00-3/23/04	1,371,900	0.01%	971,171
The Emerging Europe Fund II, LP	12/05/97-3/17/00	1,749,150	0.00%	455,972
U TV Software Communications Ltd.	2/29/00	3,004,959	0.01%	945,966
				$104,106,368

Investments in affiliated issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjuction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Special Purpose Holding Fund	125,078	—	—	—	50,297	84,595	#
Totals	$125,078	$—	$—	$—	$50,297	$84,595

# After effect of the return of capital distributions of $44,457 on April 5, 2005

12

GMO Emerging Markets Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Receive	(Pay)	Index	Net Unrealized Appreciation (Depreciation)
22,235,419	USD	5/19/2006	Merrill Lynch	Return on Index	3 month LIBOR - 4.00%	MSCI Turkey Index	$2,638,695
14,264,639	USD	9/11/2006	Morgan Stanley	Return on Index	3 month LIBOR - 3.50%	MSCI Taiwan Index	96,929
							$2,735,624

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt
GDR – Global Depository Receipt
NVDR – Non-Voting Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $19,049,358 collateralized by cash in the amount of $19,671,700 which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	Direct placement securities are restricted as to resale.
(d)	Bankrupt issuer.
(e)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(f)	All or a portion of this security is held as collateral for open swap contracts.
(g)	Structured warrants with risks similar to equity swaps.
(h)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 66.1% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

13

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 88.7%
	Argentina — 0.8%
38,400	Tenaris SA ADR	4,293,120
	Brazil — 3.5%
134,500	Compania Vale Do Rio Doce	5,841,457
651,600	Petroleo Brasileiro SA (Petrobras)	11,118,747
72,705	Tele Centro Oeste Celular Participacoes SA	729,195
		17,689,399
	Chile — 1.5%
27,200	Banco De Chile ADR	1,133,696
30,900	Banco Santander Chile SA ADR	1,336,425
71,500	Compania Cervecerias Unidas ADR	1,833,975
18,000	Conchatoro/Vina De Concha ADR	486,000
65,900	Distribucion y Servicio-ADR (a)	1,350,950
45,000	Lan Airlines SA	1,658,250
		7,799,296
	China — 7.0%
816,000	Beijing Datang Power Co Ltd	604,039
1,294,000	China Life Insurance Co Ltd *	1,017,649
522,116	China Merchants Holdings International Co Ltd	1,094,346
4,230,786	China Mobile Ltd	20,685,873
2,708,000	China Petroleum & Chemical Corp Class H	1,220,601
342,000	China Resources Enterprise Ltd	606,935
2,536,000	CNOOC Ltd	1,688,563
880,000	Cosco Pacific Ltd	1,467,287
3,614,592	Denway Investment Ltd	1,113,613
1,692,000	Huaneng Power International Inc Class H	1,155,289
2,576,000	Legend Holdings Ltd	1,259,133
12,000	Netease.Com Inc ADR * (a)	683,760
3,222,842	PetroChina Co Ltd Class H	2,531,693
1,033,600	Yanzhou Coal Mining Co Ltd	653,354
		35,782,135
	India — 6.2%
105,000	GAIL India Ltd	610,084
40,500	Hero Honda Motors Ltd	733,426
882,500	Hindustan Lever	3,489,917
224,100	Infosys Technologies Inc	13,078,231
911,100	ITC Ltd	2,665,296
28,400	Oil & Natural Gas Corp Ltd	635,653
75,500	Ranbaxy Laborators	631,220
149,800	Reliance Industries	2,707,789
237,200	Satyam Computer Services Ltd	3,367,203
46,300	Tata Consultancy Services Ltd	1,529,477
260,400	Wipro Ltd	2,397,131
		31,845,427

1

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Indonesia — 1.1%
829,585	Astra International Tbk PT	751,352
490,000	Gudang Garam Tbk PT	535,064
7,312,000	Telekomunikasi Indonesia Tbk PT	4,018,808
25,200	Telekomunikasi Indonesia Tbk PT ADR	556,416
		5,861,640
	Israel — 3.2%
190,100	Check Point Software Technologies Ltd *	4,047,229
77,900	Teva Pharmaceutical Industries	3,174,159
230,600	Teva Pharmaceutical Industries ADR	9,426,928
		16,648,316
	Malaysia — 2.9%
68,000	British American Tobacco Berhad	706,322
383,000	Genting Berhad	2,079,098
409,000	IOI Corp Berhad	1,331,577
1,103,000	Magnum Corp Berhad	563,587
524,000	Malakoff Berhad	1,082,217
1,198,200	Malaysian International Shipping Berhad (Foreign Registered)	2,981,228
1,213,800	Maxis Communications Berhad	2,794,824
282,000	Resorts World Bhd	842,917
525,000	Sime Darby Berhad	876,978
152,000	Tanjong Plc	583,261
223,837	Telekom Malaysia Berhad	565,813
994,640	YTL Power Internationl Bhd	598,285
		15,006,107
	Mexico — 6.9%
219,400	America Movil SA de CV Class L ADR	6,301,168
348,000	America Telecom SA de CV *	1,582,268
352,608	Cemex SA de CV CPO	1,983,316
182,000	Fomento Economico Mexicano SA de CV	1,238,331
356,000	Grupo Modelo SA de CV Class C	1,202,179
215,000	Grupo Televisa SA (Participating Certificates)	851,283
149,000	Kimberly Clark (Series A)	542,678
558,200	Telefonos de Mexico SA de CV Class L ADR	12,520,426
1,633,866	Walmart de Mexico SA de CV Class V	8,868,099
		35,089,748
	Philippines — 0.4%
40,000	Philippine Long Distance Telephone	1,281,283
508,101	San Miguel Corp Class B	833,095
		2,114,378
	Poland — 1.7%
236,000	Polski Koncern Naftowy Orlen SA	4,238,475
15,900	Prokom Software SA	603,749
512,700	Telekomunikacja Polska SA	3,669,190
		8,511,414

2

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Russia — 6.7%
19,500	JSC Mining & Smelting Co ADR	1,657,500
324,100	Lukoil ADR	18,473,700
133,800	Mobile Telesystems ADR	4,745,886
22,800	OAO Gazprom ADR (a)	1,614,240
40,200	Sibneft ADR (a)	743,700
115,700	Surgutneftegaz ADR (a)	5,929,625
29,400	Vimpel-Communications ADR *	1,332,702
		34,497,353
	South Africa — 9.5%
42,160	ABSA Group Ltd	597,125
289,000	African Bank Investments Ltd	1,009,687
28,000	Anglo American Platinum Corp	1,844,154
16,500	Anglogold Ltd	698,930
99,800	Barlow Ltd	1,575,027
192,100	Bidvest Group Ltd	2,599,472
227,800	Edgars Consolidated Stores Ltd	1,063,926
972,004	FirstRand Ltd	2,371,705
86,500	Gold Fields Limited	1,305,639
41,200	Impala Platinum Holdings Ltd	5,377,448
116,367	Imperial Holdings Ltd *	2,207,608
54,000	JD Group Ltd	603,881
260,400	MTN Group Ltd	2,165,924
214,740	Nampak Ltd	532,436
37,451	Nedcor Ltd	506,092
601,000	Old Mutual Plc	1,555,876
80,900	Remgro Ltd	1,409,112
320,600	RMB Holdings Ltd	1,188,762
373,400	Sasol Ltd	12,429,485
308,014	Standard Bank Group Ltd	3,254,024
754,500	Steinhoff International Holdings	2,004,349
102,176	Tiger Brands Ltd	2,185,815
		48,486,477
	South Korea — 18.9%
59,900	Daewoo Heavy Industries & Machinery Ltd	863,673
50,700	Daewoo Shipbuilding & Marine Engineering Co Ltd	1,167,799
27,300	Hyundai Engineering & Construction *	1,069,405
74,800	Hyundai Mobis	6,224,725
71,230	Hyundai Motor Co	5,844,569
36,900	Kangwon Land Inc	727,227
86,940	KIA Motors Corp	2,055,078
37,700	Korea Electric Power Corp	1,257,559
87,500	KT Corp ADR	1,910,125
23,900	KT Freetel Co Ltd	512,560
90,900	KT&G Corp	4,019,387
47,300	LG Chemicals Ltd	2,386,923
29,100	LG Electronics Inc	2,199,089
29,200	LG Engineering & Construction Ltd	1,402,183
22,100	LG Philips LCD Co Ltd *	961,258

3

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

19,000	NCSoft Corp *	1,575,676
11,400	NHN Corp *	2,659,410
40,800	Pohang Iron & Steel	8,137,387
29,500	Samsung Electro Mechanics Co	975,231
57,900	Samsung Electronics Co Ltd	33,304,546
37,000	Samsung SDI Co Ltd	3,841,960
9,900	Shinsegae Co Ltd	4,053,254
11,400	SK Telecom Co Ltd	2,141,879
347,200	SK Telecom Co Ltd ADR	7,336,336
		96,627,239
	Taiwan — 15.6%
1,141,420	Acer Inc	2,527,536
1,984,690	Asustek Computer Inc	5,606,033
548,270	AU Optronics Corp	782,379
647,115	Benq Corp	582,812
597,510	China Motor Corp Ltd	549,690
1,622,250	China Steel Corp	1,210,704
1,345,000	Chunghwa Telecom Co Ltd	2,286,783
5,500	Chunghwa Telecom Co Ltd ADR	95,810
1,725,000	CMC Magnetics Corp *	599,955
2,018,791	Compal Electronics Inc	1,767,890
326,002	Delta Electronics Inc	654,738
1,608,900	Formosa Chemicals & Fibre Co	2,529,293
2,376,886	Formosa Petrochemical Corp	4,311,301
1,206,669	Formosa Plastics Corp	1,808,875
2,526,949	Hon Hai Precision Industry Co Ltd	12,816,171
1,339,261	Inventec Co Ltd	774,142
662,120	Lite-On Technology Corp	831,424
637,600	MediaTek Inc	6,636,774
2,776,140	Nan Ya Plastic Corp	3,334,764
179,328	Novatek Microelectronics	969,088
1,577,429	Quanta Computer Inc	2,416,097
509,250	Realtek Semiconductor Corp	569,431
625,432	Sunplus Technology Co Ltd	628,188
13,747,095	Taiwan Semiconductor Manufacturing Co Ltd	24,435,420
1,777,916	United Microelectronics Corp	987,841
		79,713,139
	Thailand — 1.9%
405,000	Advanced Info Service Pcl NVDR (b)	970,722
554,000	Advanced Info Service Pcl (Foreign Registered) (b)	1,327,852
1,500,000	BEC World Plc (b)	472,785
167,000	PTT Exploration & Production Pcl (Foreign Registered) (b)	1,732,604
530,611	PTT Pcl (Foreign Registered) (b)	2,776,145
157,000	PTT Pcl NVDR (b)	821,420
588,000	Shin Corporation Pcl (Foreign Registered) (b)	548,618
65,000	Siam Cement Pcl (Foreign Registered) NVDR (b)	365,226
48,000	Siam Cement Pcl (Foreign Registered) (b)	288,306
2,439,000	Tanayong Co Ltd (Foreign Registered) * (b) (c)	591
397,000	Thai Oil Pcl (Foreign Registered) (b)	606,068
		9,910,337

4

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Turkey — 0.9%
154,376	Akbank TAS	1,215,437
100,930	Arcelik AS	639,769
173,400	KOC Holding AS	840,042
66,575	Tupras-Turkiye Petrol Rafineriler AS	1,158,729
144,335	Vestel Elektronik Sanayi *	520,223
		4,374,200
	TOTAL COMMON STOCKS (COST $375,138,341)	454,249,725

Shares	Description	Value ($)
	PREFERRED STOCKS — 7.2%
	Brazil — 6.7%
222,900	Aracruz Class B (Registered) 1.65%	859,837
43,800	Banco Bradesco SA 3.66%	1,344,711
64,200	Banco Itau Holding Financeira SA 2.79%	1,631,586
951,100	Caemi Mineracao e Metalurgica SA 1.35%	1,484,812
11,577,900	Companhia de Bebidas das Americas 3.03%	4,533,955
83,000	Compania Vale do Rio Doce Class A 0.36%	3,162,550
68,500	Empresa Brasileira de Aeronautica SA ADR 2.73%	2,583,135
121,200	Gerdau SA 4.84%	1,803,012
163,255	Investimentos Itau SA 4.28%	559,371
1,013,700	Petroleo Brasileiro SA (Petrobras) 0.44%	15,756,399
36,300	Usinas Siderrurgicas de Minas Gerais SA 4.20%	851,695
		34,571,063
	South Korea — 0.5%
5,400	Samsung Electronics Co Ltd (Non Voting) 1.18%	2,342,255
	TOTAL PREFERRED STOCKS (COST $25,446,349)	36,913,318

Shares	Description	Value ($)
RIGHTS AND WARRANTS — 0.0%
Thailand — 0.0%
480,663	True Corp Pcl Warrants, Expires 4/3/08 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $0)	—

5

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 4.9%
	Cash Equivalent(s) — 4.9%
2,000,000	Barclays Time Deposit, 4.04%, due 12/01/05	2,000,000
2,000,000	Branch Bank & Trust Time Deposit, 4.02%, due 12/01/05	2,000,000
2,000,000	HBOS Treasury Services Plc-Time Deposit, 4.00%, due 12/01/05	2,000,000
2,000,000	HSBC Bank USA Time Deposit, 3.97%, due 12/01/05	2,000,000
6,900,000	ING Bank Time Deposit, 4.04%, due 12/01/05	6,900,000
2,000,000	Societe Generale Time Deposit, 4.04%, due 12/01/05	2,000,000
8,175,850	The Boston Global Investment Trust (d)	8,175,850
		25,075,850
	TOTAL SHORT-TERM INVESTMENT(S) (COST $25,075,850)	25,075,850
	TOTAL INVESTMENTS — 100.8% (Cost $425,660,540)	516,238,893
	Other Assets and Liabilities (net) — (0.8%)	(4,027,389)
	TOTAL NET ASSETS — 100.0%	$512,211,504

6

GMO Emerging Markets Quality Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$425,840,261	$95,671,214	$(5,272,582)	$90,398,632

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $8,054,327 collateralized by cash in the amount of $8,175,850 which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	Bankrupt issuer.
(d)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (‘NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 63.6% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

ADR – American Depositary Receipt
NVDR – Non-Voting Depository Receipt
Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.0%
	Australia — 1.7%
287,000	Commonwealth Bank of Australia	8,839,917
5,236,600	Foster’s Group Ltd	21,799,842
1,316,550	National Australia Bank Ltd	31,364,510
4,005,586	Telstra Corp Ltd	11,335,581
1,210,627	Westpac Banking Corp	19,899,760
945,341	Woolworths Ltd	11,848,694
		105,088,304
	Austria — 0.7%
223,100	Erste Bank Der Oesterreichischen Sparkassen AG	11,856,719
29,330	Flughafen Wien AG	1,863,890
344,400	OMV AG	18,925,716
385,500	Telekom Austria AG	8,703,079
131,530	Wienerberger AG	5,032,194
		46,381,598
	Belgium — 1.1%
192,990	Belgacom SA	6,432,648
25,192	Cie Francois d’ Enterprises	17,793,650
281,495	Fortis	8,340,210
52,985	Groupe Bruxelles Lambert SA	4,853,160
231,465	KBC GROEP NV	20,071,837
72,092	Solvay SA (a)	7,946,549
103,459	UCB SA	5,086,855
		70,524,909
	Brazil — 0.6%
90,800	All America Latina Logistica	3,819,905
467,800	Compania de Concessoes Rodoviarias	14,202,777
581,300	Tam SA *	10,159,230
143,800	Unibanco-Uniao de Bancos Brasileiros SA GDR	8,892,592
		37,074,504
	Canada — 0.5%
241,000	Canfor Corp *	2,532,602
40,900	ING Canada Inc	1,605,640
260,800	Ivanhoe Mines Ltd *	1,922,496
220,100	KAP Resources Ltd * (b)	1,887
120,000	Manulife Financial Corp (a)	6,906,956
1,421,200	Nortel Networks Corp *	4,105,296
445,400	Patheon Inc *	2,462,461
1,385,200	QLT Inc *	8,964,351
		28,501,689
	Chile — 0.2%
728,000	Inversiones Aguas ADR 144A *	13,358,800
	China — 0.2%
10,556,000	China Shenhua Energy Co Ltd *	11,746,419
	Denmark — 0.7%
1,291,400	Danske Bank A/S	41,494,390

1

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Finland — 0.8%
330,800	Jaakko Poyry Group Oyj	12,261,391
389,000	Ramirent Oyj	10,041,451
1,241,300	Uponor Oyj	27,104,324
		49,407,166
	France — 5.2%
48,260	Accor SA	2,558,460
163,400	Arcelor	3,893,139
113,340	Assurances Generales de France	11,036,646
467,440	Axa	14,038,029
107,905	BIC SA	6,308,496
382,371	BNP Paribas	30,131,149
29,410	Casino Guichard-Perrachon SA (a)	1,929,543
142,996	Cie de Saint-Gobain	8,246,877
189,717	Credit Agricole SA	5,715,825
596,192	France Telecom SA	14,867,749
107,676	Groupe Danone	11,098,972
17,475	Guyenne et Gascogne SA (a)	1,709,771
94,492	Imerys SA (a)	6,567,934
76,278	Lafarge SA	6,518,497
128,166	Lagardere S.C.A.	9,053,347
118,800	L’Oreal SA	8,561,892
83,100	M6-Metropole Television	2,132,600
163,104	Michelin SA Class B	8,857,320
30,083	Pernod Ricard	4,926,109
265,272	Peugeot SA	15,882,860
80,300	Publicis Groupe	2,715,867
216,733	Sanofi-Aventis	17,430,652
101,964	Schneider Electric SA	8,758,449
24,831	Sequana Capital	714,360
55,400	Societe Generale	6,569,537
137,852	Suez Lyon des Eaux VVPR Strip (a)	1,625
1,413,072	Suez SA (a)	40,201,594
102,440	Technip SA	5,787,562
108,114	Thales SA	4,800,895
209,100	Total SA	52,168,745
115,031	Wendel Investissement	11,367,758
		324,552,259
	Germany — 8.8%
315,420	Adidas-Salomon AG	55,321,267
485,791	Allianz AG (Registered)	70,516,454
212,900	Bayerische Motoren Werke AG	9,355,034
605,510	Commerzbank AG	17,850,834
110,820	Continental AG	9,386,383
1,338,317	DaimlerChrysler AG (Registered)	67,468,073
758,600	Depfa Bank Plc	11,404,180
192,900	Deutsche Bank AG (Registered)	18,810,547
2,353,923	Deutsche Lufthansa AG (Registered)	31,553,214
428,400	Deutsche Post AG (Registered)	9,327,631
3,268,438	Deutsche Telekom (Registered)	54,280,623

2

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

362,870	Fraport AG	17,968,340
311,818	Heidelberger Druckmaschinen (a)	11,164,696
133,100	Metro AG	5,955,065
528,074	Muenchener Rueckversicherungs AG (Registered)	68,889,237
1,024,837	Siemens AG (Registered)	77,532,367
348,350	Volkswagen AG (a)	18,212,780
		554,996,725
	Hong Kong — 1.9%
7,991,000	Amoy Properties Ltd	11,960,429
3,883,500	China Netcom Group	6,296,252
7,750,000	China Resources Power Holdings Co	4,813,843
2,136,500	CLP Holdings Ltd	12,584,290
2,585,000	Henderson Land Development Co Ltd	11,380,920
6,746,000	Hopewell Highway Infrastructure Ltd	4,342,543
2,702,500	Jardine Strategic Holdings Ltd	26,027,507
3,003,507	Kerry Properties Ltd	8,045,360
2,864,500	Link REIT *	4,432,724
812,000	Swire Pacific Ltd Class A	7,359,602
7,737,500	Swire Pacific Ltd Class B	13,652,528
553,500	Wing Hang Bank Ltd	3,834,308
2,488,000	Yue Yuen Industrial Holdings	6,675,756
		121,406,062
	India — 0.5%
3,066,205	Arvind Mills Ltd	7,356,948
11,374	Bajaj Hindusthan Ltd	55,834
1,345,200	India Cements Ltd *	5,814,762
1,645,355	Jain Irrigation Systems Ltd *	6,725,655
1,897,489	Mirc Electronics Ltd *	946,905
421,664	Oil & Natural Gas Corp Ltd	9,437,752
		30,337,856
	Indonesia — 0.1%
15,605,000	Telekomunikasi Indonesia Tbk PT	8,576,792
	Ireland — 1.3%
1,849,840	Allied Irish Banks Plc	39,921,407
1,892,770	Bank of Ireland	29,245,471
266,927	CRH Plc	7,061,394
425,300	Grafton Group Plc *	3,959,883
224,000	Irish Life & Permanent Plc	4,040,774
		84,228,929
	Italy — 3.6%
675,200	Alleanza Assicurazioni SPA (a)	7,937,522
264,531	Assicurazioni Generali SPA	8,189,336
1,500,528	Banca Intesa SPA	7,228,104
969,623	Banca Intesa SPA (Savings Shares)	4,462,310
941,124	Banca Monte dei Paschi di Siena SPA (a)	4,502,031
267,554	Buzzi Unicem SPA	4,087,646
178,447	Danieli and Co SPA (Savings Shares)	967,074
3,380,935	Enel SPA	26,628,095
2,260,121	ENI SPA	61,241,336

3

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

833,510	Fiat SPA * (a)	6,767,421
460,020	Finmeccanica SPA	8,466,079
221,146	Grouppo Editoriale L’Espresso (a)	1,115,225
512,470	Italcementi SPA - RNC	5,892,965
58,000	Pagnossin SPA *	49,057
829,300	Snam Rete Gas SPA	3,497,784
9,299,276	Telecom Italia Di RISP	22,070,223
11,311,498	Telecom Italia SPA	31,554,916
3,116,382	Uni Credito Italiano SPA	19,238,554
		223,895,678
	Japan — 26.7%
973,000	Aisin Seiki Co Ltd	29,961,826
83,368	Arisawa Manufacturing Co Ltd	1,548,230
850,000	Asahi Breweries	10,136,981
416,000	Asahi Glass Co Ltd	4,766,292
893,700	Astellas Pharma Inc	34,441,957
928,000	Canon Inc	52,065,958
891	Central Japan Railway Co	7,642,113
1,283,700	Chubu Electric Power Co Inc	30,606,986
1,151,000	Daikin Industries Ltd	31,167,341
1,678,000	Daimaru Inc	22,575,697
760,000	Daiwa House Industry Co Ltd	10,543,236
3,182,000	Daiwa Securities Co Ltd	30,900,280
1,550,600	Denso Corp	47,651,152
5,928	East Japan Railway Co	37,193,980
743,200	Eisai Co Ltd	28,559,635
149,600	Electric Power Development Co	4,840,895
254,700	Fanuc Ltd	20,793,514
2,676,000	Fujitsu Ltd	19,504,292
946,000	Hino Motors	5,827,961
803,900	Honda Motor Co Ltd	44,724,227
273,100	Hoya Corp	9,844,375
807,700	Isetan Co Ltd (a)	15,907,066
2,928,000	Isuzu Motors Ltd (a)	11,207,991
5,392,000	Itochu Corp	40,476,787
488,200	Japan Synthetic Rubber Co Ltd	11,846,569
512	Japan Tobacco Inc	6,849,851
1,055,200	JFE Holdings Inc	33,179,655
1,332,000	Kaneka Corp	15,884,347
1,038,000	Kao Corp	24,365,549
7,527	KDDI Corp	39,554,206
1,726,000	Komatsu Ltd	23,896,672
103,718	Kose Corp	3,726,526
3,465,000	Kubota Corp	27,024,079
227,200	Lawson Inc	9,061,821
414,300	Marui Co Ltd	7,773,753
4,077,000	Matsushita Electric Industrial Co Ltd	81,948,142
2,112,200	Mitsubishi Corp	42,929,925
7,207,000	Mitsubishi Electric Corp	48,135,379
2,623,000	Mitsubishi Rayon Co Ltd	15,551,040
3,618	Mitsubishi Tokyo Financial Group Inc	45,453,899

4

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,375,000	Mitsui Fudosan Co Ltd	22,046,861
2,881,000	Mitsui Mining & Smelting Co Ltd	16,272,588
1,234,000	Mitsui OSK Lines Ltd	9,050,855
8,641	Mizuho Financial Group Inc	60,656,943
299,000	Mori Seiki Co	3,897,574
3,121,500	Nippon Mining Holdings Inc	20,495,718
1,204,000	Nishi Nippon City Bank Ltd	7,131,039
3,767,500	Nissan Motor Co	38,663,443
467	Nomura Real Estate Office Fund (REIT)	3,221,796
1,944,000	NTN Corp	13,297,268
10,916	NTT Docomo Inc	16,970,136
245,200	Omron Corp	5,575,637
185,000	Onward Kashiyama Co Ltd	3,066,535
167,100	ORIX Corp	35,840,211
416,500	Sega Sammy Holdings Inc	13,363,899
358,000	Sekisui Chemical Co Ltd	2,444,284
421,900	Seven & I Holdings Co Ltd *	14,789,917
675,000	Sharp Corp	10,432,869
2,509,000	Sumitomo Electric Industries Ltd	34,611,141
3,472,000	Sumitomo Heavy Industries Ltd	25,188,541
11,424	Sumitomo Mitsui Financial Group Inc	107,230,018
534,300	Takeda Pharmaceutical Co Ltd	29,266,599
1,721	The Tokyo Star Bank Ltd * (a)	5,875,044
74,900	Tokyo Electron Ltd	4,528,560
4,232,000	Tokyo Gas Co Ltd	17,037,652
100,600	Tokyo Seimitsu Co Ltd	5,437,887
1,230,000	Tokyo Tatemono Co Ltd	10,259,566
2,823,000	Toray Industries Inc	19,254,132
2,600,000	Tosoh Corp	11,516,214
2,224,000	Toyota Motor Corp	107,403,197
434,000	Ushio Inc	9,671,316
		1,674,567,625
	Malaysia — 0.2%
2,082,000	IOI Corp Berhad	6,778,348
3,000,000	MISC Berhad	7,464,267
		14,242,615
	Mexico — 0.1%
649,400	Alfa SA de CV Class A	3,665,601
	Netherlands — 4.2%
969,285	ABN Amro Holdings NV	23,829,509
1,089,409	Aegon NV	17,227,064
381,902	Akzo Nobel NV	17,109,073
626,650	Fortis NV	18,565,890
134,832	Fugro NV	3,956,909
1,244,454	Hagemeyer NV * (a)	3,438,703
139,274	Hal Trust (Participating Units)	7,661,186
1,504,367	ING Groep NV	48,598,861
333,213	Koninklijke Ahold NV	2,496,456
1,100,500	Koninklijke KPN NV	10,863,750
187,831	Koninklijke Wessanen NV	2,868,389

5

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,318,532	Philips Electronics NV	36,746,279
92,391	Philips Electronics NV ADR	2,581,405
359,307	TNT NV	9,665,974
102,523	Unilever NV	6,868,374
42,734	Univar NV	1,758,783
143,310	Van Ommeren Vopak NV	4,186,130
830,014	VNU NV	25,876,567
72,087	Wereldhave NV	6,773,808
648,219	Wolters Kluwer NV	12,936,081
		264,009,191
	New Zealand — 0.4%
394,477	Air New Zealand	332,793
6,048,643	Telecom Corp of New Zealand (a)	24,589,879
2,146,237	Trans Tasman Properties Ltd *	752,884
		25,675,556
	Norway — 1.8%
678,700	DnB NOR ASA	7,097,126
978,398	Ekornes AS (a)	17,473,677
1,531,000	Norske Skogindustrier AS Class A	22,296,125
303,700	Orkla ASA	11,285,915
521,720	Prosafe ASA (a)	18,567,221
1,082,400	Seadrill Ltd * (a)	6,798,843
1,248,400	Statoil ASA	27,160,441
		110,679,348
	Singapore — 1.2%
11,937,000	Chartered Semiconductor Manufacturing Ltd *	8,825,440
4,390,000	ComfortDelgro Corp Ltd	3,889,417
2,248,880	DBS Group Holdings Ltd	21,765,435
1,106,000	Keppel Corp Ltd	7,632,626
15,664,000	People’s Food Holdings Ltd	9,225,668
907,000	Singapore Airlines Ltd	6,265,527
4,756,220	Singapore Telecommunications	7,044,127
7,433,000	Unisteel Technology Ltd	7,990,942
		72,639,182
	South Korea — 1.2%
19,865	Hansol Paper Co	307,939
1,459,100	KT Corp ADR	31,852,153
297,000	Samsung Electro Mechanics Co	9,818,423
221,510	Samsung SDI Co Ltd	23,000,878
30,620	SK Telecom Co Ltd	5,753,013
147,700	SK Telecom Co Ltd ADR	3,120,901
		73,853,307
	Spain — 3.6%
446,340	ACS Actividades de Construccion y Servicios SA	12,837,236
349,103	Altadis SA	14,716,735
53,900	Antena 3 de Television	1,181,798
1,756,392	Banco Bilbao Vizcaya Argentaria SA	30,933,404
684,315	Banco Popular Espanol	8,256,867
1,087,932	Banco Santander Central Hispano SA	13,785,002

6

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,081,527	Endesa SA	28,059,533
337,600	Gas Natural SDG SA	9,192,393
836,923	Iberdrola SA	21,961,107
132,100	Inditex SA	3,885,159
124,750	Red Electrica de Espana	3,450,209
1,179,129	Repsol YPF SA	34,621,647
2,410,161	Telefonica SA	35,537,934
141,477	Transportes Azkar SA	1,293,311
221,290	Union Fenosa SA	8,141,778
		227,854,113
	Sweden — 0.7%
753,390	Autoliv Inc SDR (a)	33,008,139
1,044,450	Lundin Mining Corp SDR *	12,752,843
		45,760,982
	Switzerland — 3.7%
1,160,316	ABB Ltd *	10,149,004
117,270	Baloise Holding Ltd	6,240,228
1,620	Bank Sarasin & Cie AG Class B (Registered)	3,211,646
2,822	Banque Cantonale Vaudoise	757,786
2,666	Belimo Automation AG (Registered)	1,479,903
20,560	Bobst Group AG (Registered)	782,696
90,460	Converium Holding AG *	867,794
441,250	Credit Suisse Group	21,404,928
9,335	Energiedienst Holding AG (Registered)	3,091,433
6,697	Forbo Holdings AG (Registered) *	1,394,982
10,797	Geberit AG (Registered)	7,958,766
3,700	Givaudan SA (Registered)	2,352,180
141,905	Holcim Ltd	9,194,881
880	Jelmoli Holding AG (Bearer)	1,182,252
4,836	Jelmoli Holding AG (Registered)	1,307,856
102,120	Nestle SA (Registered)	30,153,156
454,584	Novartis AG (Registered)	23,758,309
93,700	Swatch Group AG	13,503,651
19,900	Swiss Life Holding	3,173,066
504	Swiss National Insurance Co (Registered)	245,013
382,826	Swiss Re (Registered)	28,182,910
31,330	Swisscom AG (Registered)	9,788,732
360,840	UBS AG (Registered)	33,201,862
59,970	Unique Zurich Airport *	9,873,520
18,941	Valora Holding AG	3,429,092
28,841	Zurich Financial Services AG	5,860,731
		232,546,377
	Taiwan — 1.3%
3,528,000	Benq Corp	3,177,426
4,942,000	Chinatrust Financial Holding Co	3,978,299
675,000	Chunghwa Telecom Co Ltd ADR	11,758,500
689,860	Compal Electronics GDR 144A	3,249,241
4,223,465	Compal Electronics Inc	3,698,561
1,718,000	E.Sun Financial Holdings Co Ltd	1,074,766
20,071,000	Mega Financial Holdings Co Ltd	13,148,330

7

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

8,000,000	Powerchip Semiconductor	4,391,687
10,476,000	Sinopac Holdings Co	4,757,437
646,070	Standard Foods Taiwan Corp	272,197
1,350,300	Taiwan Semiconductor Manufacturing Co Ltd ADR	12,935,874
30,980,091	United Microelectronics Corp	17,213,082
		79,655,400
	Thailand — 0.3%
3,054,000	Shin Corporation Pcl (Foreign Registered)	2,849,457
813,500	Siam Cement Pcl (Foreign Registered) NVDR (b)	4,570,949
308,000	Siam Cement Pcl (Foreign Registered)	1,849,964
16,559,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) (b)	4,453,927
3,117,000	Thai Airways International Pcl (Foreign Registered)	2,984,105
		16,708,402
	United Kingdom — 22.7%
860,900	Amvescap Plc	5,865,117
513,200	Anglo American Plc	16,061,664
767,408	Associated British Foods Plc	10,827,682
764,800	AstraZeneca Plc	35,121,297
2,216,616	Aviva Plc	26,216,355
209,372	AWG Plc	3,620,738
1,421,628	BAA Plc	15,601,593
7,388,910	BAE Systems Plc	43,083,621
5,772,417	Barclays Plc	58,626,397
896,942	BBA Group Plc	4,843,083
2,436,846	BG Group Plc	22,694,514
579,847	BHP Billiton Plc	8,674,863
253,500	BOC Group	4,861,134
649,990	Boots Group Plc	6,690,182
7,679,151	BP Plc	84,310,354
362,033	BPB Plc	4,806,555
224,100	Brambles Industries Plc	1,513,489
501,600	British Energy Plc (Deferred Shares) * (b)	—
804,676	British Sky Broadcasting Plc	6,845,533
8,501,501	BT Group Plc	31,250,722
414,370	Bunzl Plc	4,226,882
2,765,801	Cable & Wireless Plc	5,680,336
718,800	Cadbury Schweppes Plc	6,866,521
976,047	Cattle’s Plc	4,977,021
5,022,457	Centrica Plc	19,909,100
3,297,000	Cobham Group Plc	9,427,706
2,245,100	Compass Group Plc	8,182,891
2,036,297	Diageo Plc	29,304,267
1,981,282	DSG International Plc	5,216,930
55,095	DX Services Plc	319,583
260,981	Filtrona Plc	1,213,620
526,698	FKI Plc	1,028,071
1,857,345	Gallaher Group Plc	28,177,909
3,214,499	GlaxoSmithKline Plc	79,441,913
753,389	GUS Plc	11,640,652
741,658	Hanson Plc	7,607,147

8

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,132,961	Hays Plc	2,349,380
3,510,547	HBOS Plc	52,797,964
1,717,091	Hilton Group Plc	9,877,286
3,513,038	HSBC Holdings Plc	56,067,473
1,005,670	ICAP Plc	6,284,438
755,120	Imperial Chemical Industries Plc	4,218,080
1,104,418	Imperial Tobacco Group Plc	32,764,768
177,057	Intercontinental Hotels Group Plc	2,389,626
3,918,000	ITV Plc	7,330,514
1,473,440	J Sainsbury Plc	7,224,864
343,370	Johnson Matthey Plc	7,382,564
283,803	Kesa Electricals Plc	1,208,189
1,698,210	Kingfisher Plc	6,583,130
8,637,744	Legal & General Group Plc	17,402,400
4,319,420	Lloyds TSB Group Plc	34,982,516
131,938	Lonmin Plc	3,687,087
1,255,000	Matalan Plc	3,831,942
1,936,500	Misys Plc	7,234,599
402,128	Mitchells & Butlers Plc	2,578,339
1,781,554	National Grid Plc	16,452,477
1,577,300	National Power	6,662,416
180,132	Next Plc	4,290,850
633,700	Northern Rock Plc	9,097,414
2,112,101	O2 Plc	7,128,340
1,205,500	Pearson Plc	13,954,984
1,307,017	Peninsular & Oriental Steam Navigation Co	9,906,398
1,471,606	Photo-Me International Plc	3,084,700
2,440,417	Prudential Plc	22,182,926
337,590	Reed Elsevier Plc	2,996,703
2,581,620	Rentokil Initial Plc	7,190,117
621,169	Reuters Group Plc	4,283,876
625,836	Rexam Plc	5,506,472
2,239,511	Royal & Sun Alliance Insurance Group	4,383,346
3,229,884	Royal Bank of Scotland Group	91,859,100
1,117,540	Royal Dutch Shell Plc A Shares	34,428,098
1,812,597	Royal Dutch Shell Plc B Shares	58,460,563
1,283,000	Sage Group Plc	5,141,302
1,534,421	Scottish & Newcastle Plc	12,562,176
912,260	Scottish & Southern Energy Plc	15,437,770
1,549,700	Scottish Power Plc	14,199,841
773,363	Severn Trent Plc	13,393,679
665,100	Shire Pharmaceuticals Plc	8,115,055
635,595	Slough Estates Plc	5,975,727
597,432	Smith (David S.) Holdings Plc	1,551,717
1,097,400	South African Breweries Plc	19,393,882
100,000	SSL International Plc	485,861
282,734	Standard Chartered Plc	6,031,785
1,154,549	Tesco Plc	6,032,586
226,228	TI Automotive Ltd Class A * (b)	—
948,246	Tomkins Plc	4,701,776
216,525	Travis Perkins Plc	4,728,598

9

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

340,847	Trinity Mirror Plc	3,572,029
1,182,332	Unilever Plc	11,538,867
901,112	United Utilities Plc	10,048,164
377,082	Viridian Group Plc	5,624,616
26,637,527	Vodafone Group Plc	57,314,829
280,066	Whitbread Plc	4,548,605
1,196,870	William Morrison Supermarkets	3,660,868
652,021	Wolseley Plc	13,830,015
2,291,250	Wood Group (John) Plc	8,042,429
746,400	WPP Group Plc	7,325,861
		1,426,057,419
	TOTAL COMMON STOCKS (COST $4,544,381,514)	6,019,487,198

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.8%
	Brazil — 0.1%
696,700	Suzano Bahia Sul Papel e Celulose SA 1.86%	4,015,471
	France — 0.0%
21,058	Casino Guichard Perrachon SA 3.88%	1,224,340
	Germany — 0.7%
223,190	Henkel KGaA 1.88%	21,519,961
636,899	Volkswagen AG 3.96%	24,274,396
		45,794,357
	Italy — 0.0%
165,933	Fiat SPA *	1,106,629
76,871	IFI Istituto Finanziario Industries *	1,194,506
		2,301,135
	TOTAL PREFERRED STOCKS (COST $44,230,731)	53,335,303

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 0.0%
		United Kingdom — 0.0%
GBP	102,000	BG Transco Holdings Plc, 7.00%, due 12/16/24	218,060
GBP	102,000	BG Transco Holdings Plc Index Linked, 4.19%, due 12/14/22 (c)	256,529
GBP	102,000	BG Transco Holdings Plc, Variable Rate, 5.75%, due 12/14/09	180,092
			654,681
		TOTAL DEBT OBLIGATIONS (COST $381,364)	654,681

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Italy — 0.0%
999,443	Fiat SPA Rights, Expires 12/23/05 *	2,474
	Thailand — 0.0%
2,759,833	Sino Thai Engineering & Construction Pcl Warrants, Expires 4/18/08 *	90,333
	TOTAL RIGHTS AND WARRANTS (COST $223,114)	92,807

10

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 2.7%
	Cash Equivalent(s) — 2.7%
59,400,000	HBOS Treasury Services Plc - Time Deposit, 4.00%, due 12/01/05	59,400,000
110,732,945	The Boston Global Investment Trust (d)	110,732,945
		170,132,945
	TOTAL SHORT-TERM INVESTMENT(S) (COST $170,132,945)	170,132,945
	TOTAL INVESTMENTS — 99.5% (Cost $4,759,349,668)	6,243,702,934
	Other Assets and Liabilities (net) — 0.5%	28,949,514
	TOTAL NET ASSETS — 100.0%	$6,272,652,448

11

GMO Foreign Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,763,090,019	$1,532,925,479	$(52,312,564)	$1,480,612,915

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt
Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.
GDR – Global Depository Receipt
NVDR – Non-Voting Depository Receipt
REIT – Real Estate Investment Trust
SDR – Swedish Depository Receipt
Variable rates – The rates shown on variable rate notes are the current interest rates at November 30, 2005, which are subject to change based on the terms of the security.
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $104,390,940 collateralized by cash in the amount of $110,732,945 which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(d)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 92.4% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

Currency Abbreviations:
GBP – British Pound

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.2%
	Australia — 0.7%
685,566	Brazin Ltd	909,678
536,231	Colorado Group Ltd	1,894,522
480,797	Consolidated Rutile Ltd	254,882
750,000	Gunns Ltd	1,623,069
671,202	McGuigan Simeon Wines Ltd (a)	1,585,647
1,100,000	PMP Ltd *	1,165,950
		7,433,748
	Austria — 1.4%
29,000	Boehler Uddeholm (Bearer)	4,718,495
41,400	Erste Bank Der Oesterreichischen Sparkassen AG	2,200,216
20,677	Flughafen Wien AG	1,314,001
90,800	OMV AG	4,989,707
35,000	Wienerberger AG	1,339,062
		14,561,481
	Belgium — 0.8%
102,000	AGFA-Gevaert NV (a)	2,011,976
37,918	Bekaert NV	2,992,096
32,964	Omega Pharma SA (a)	1,527,132
14,790	Solvay SA	1,630,271
5,006	Unibra SA *	585,659
		8,747,134
	Brazil — 2.3%
113,300	All America Latina Logistica	4,766,467
190,000	Compania de Concessoes Rodoviarias	5,768,550
135,000	Diagnosticos da America SA *	2,389,381
400,000	Localiza Rent A Car *	4,284,093
300,000	Porto Seguro SA	3,512,594
205,600	Tam SA *	3,593,218
		24,314,303
	Canada — 1.8%
368,800	Canfor Corp *	3,875,616
693,200	Ivanhoe Mines Ltd *	5,109,947
90,600	KAP Resources Ltd * (b)	777
364,400	Linamar Corp	3,451,438
183,800	Patheon Inc *	1,016,166
776,300	QLT Inc *	5,023,842
		18,477,786
	Chile — 0.4%
77,300	Compania Cervecerias Unidas ADR	1,982,745
86,000	Inversiones Aguas ADR 144A *	1,578,100
		3,560,845
	Colombia — 0.2%
66,900	Bancolombia SA ADR	1,719,330

1

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Croatia — 0.2%
160,000	Pliva D.D.	2,088,000
	Egypt — 0.1%
30,000	Lecico Egypt Sae GDR	303,900
95,000	Lecico Egypt SAE GDR 144A	962,350
		1,266,250
	Finland — 5.3%
258,500	Finnlines	4,029,750
302,150	Jaakko Poyry Group Oyj	11,199,454
430,200	Marimekko Oyj (a)	8,203,242
556,000	Ramirent Oyj	14,352,305
1,178,160	Rapala VMC Oyj (a)	8,326,108
403,900	Uponor Oyj	8,819,332
		54,930,191
	France — 5.3%
22,800	BIC SA	1,332,966
3,700	Casino Guichard-Perrachon SA	242,751
23,271	Christian Dalloz	2,011,826
44,100	Cie Generale D’Optique Essilor International SA	3,655,520
59,420	Clarins (a)	3,271,420
9,407	Credit National	1,546,369
7,250	Damart SA (a)	1,470,655
6,450	Damartex SA	223,721
45,877	Eurazeo	4,360,903
161,900	Fimatex * (a)	1,315,240
6,300	Gaumont SA	364,448
55,200	GFI Industries SA	2,995,083
31,108	Groupe Partouche * (a)	510,769
9,000	Guyenne et Gascogne SA	880,569
17,700	Klepierre	1,632,544
14,100	Lagardere S.C.A.	995,991
75,000	M6-Metropole Television	1,924,729
61,000	Michelin SA Class B	3,312,589
59,100	Peugeot SA	3,538,545
45,000	Publicis Groupe	1,521,968
1,351	SAGA	66,899
34,600	Schneider Electric SA	2,972,052
1,416,000	SCOR SA (a)	2,858,122
20,350	Seb SA	2,159,602
30,001	Sequana Capital	863,096
25,000	Thales SA	1,110,146
51,872	Virbac SA	2,321,309
99,341	Zodiac SA (a)	5,946,313
		55,406,145
	Germany — 8.3%
178,680	Aareal Bank AG * (a)	6,729,505
45,792	Adidas-Salomon AG	8,031,423
149,200	Commerzbank AG	4,398,514

2

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

18,100	Continental AG	1,533,058
300,000	Depfa Bank Plc	4,509,958
350,200	Deutsche Lufthansa AG (Registered)	4,694,264
102,617	Fraport AG	5,081,316
137,747	Hannover Rueckversicherungs AG (Registered) (a)	4,584,056
156,520	Heidelberger Druckmaschinen	5,604,225
135,503	Medion AG (a)	1,737,001
380,000	Metallgesellschaft *	4,429,663
120,000	Mobilcom AG (a)	2,438,832
450,000	MTU Aero Engines Holding *	13,778,118
435,000	Praktiker Bau-Und Heim *	7,898,121
62,900	Singulus Technologies * (a)	968,874
68,490	Suedzucker AG	1,524,312
250,000	Thielert AG *	4,194,292
5,501	Volkswagen AG	287,609
77,000	Vossloh AG	4,161,919
		86,585,060
	Greece — 0.1%
172,640	Lamda Development SA *	1,101,674
	Hong Kong — 2.3%
711,000	ASM Pacific Technology	3,895,372
1,676,000	Hang Lung Properties Ltd	2,508,532
1,929,000	Hopewell Highway Infrastructure Ltd	1,241,738
998,643	Kerry Properties Ltd	2,675,020
501,000	Link REIT *	775,282
770,000	Orient Overseas International Ltd	2,498,791
2,278,000	Pacific Basin Shipping Ltd	997,877
7,000,000	Samson Holding Ltd *	2,775,772
1,300,000	Shangri-LA Asia Ltd	1,878,115
1,200,000	Techtronic Industries Co	3,059,423
250,000	Wing Lung Bank	1,868,275
		24,174,197
	India — 1.1%
641,984	Arvind Mills Ltd	1,540,354
225,800	India Cements Ltd *	976,043
413,117	Jain Irrigation Systems Ltd *	1,688,683
1,435,450	Mirc Electronics Ltd *	716,333
375,000	Rajesh Exports Ltd	1,053,982
132,806	Raymond Ltd	1,184,569
1,457,010	Sakthi Sugars Ltd *	2,857,283
900,000	Welspun Gujarat Stahl Ltd *	1,765,736
		11,782,983
	Ireland — 2.0%
336,346	Anglo Irish Bank Corp PLC	4,629,546
50,000	C&C Group Plc	306,074
154,210	CRH Plc	4,079,533
493,000	Grafton Group Plc *	4,590,224
252,113	Greencore Group	995,669

3

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

379,440	IFG Group Plc	615,522
141,000	Irish Continental Group Plc *	1,602,444
230,000	Irish Life & Permanent Plc	4,149,009
		20,968,021
	Italy — 4.2%
255,000	Arnoldo Mondadori Editore SPA (a)	2,351,194
708,425	Banca Intesa SPA	3,412,512
187,500	Banche Popolari Unite Scrl	4,112,293
262,000	Benetton Group SPA (a)	2,923,472
157,000	Brembo Filatura del Brembo SPA	1,183,123
204,200	Buzzi Unicem SPA	3,119,734
497,000	Campari	3,309,988
112,800	ERG SPA	2,749,793
264,700	Finmeccanica SPA	4,871,464
357,716	Grouppo Editoriale L’Espresso (a)	1,803,939
1,115,300	IFIL SPA	4,588,610
300,300	Indesit Company SPA (a)	2,912,056
30,000	Pagnossin SPA *	25,374
600,000	Snam Rete Gas SPA (a)	2,530,653
1,759,364	Telecom Italia Di RISP	4,175,546
		44,069,751
	Japan — 18.0%
9,872	Arisawa Manufacturing Co Ltd	183,333
319,500	Asahi Soft Drinks Co Ltd	3,549,835
700,000	Bank of Yokohama	5,205,005
300,000	Brother Industries Ltd	2,784,177
168,000	Daikin Industries Ltd	4,549,186
250,000	Daimaru Inc	3,363,483
1,400,000	Dainippon Ink and Chemicals Inc	5,076,022
106,000	Dainippon Screen Manufacturing Co Ltd	818,516
400,000	Daito Trust Construction Co Ltd	19,489,507
80,000	Diamond Lease Co Ltd	3,715,978
15,800	Electric Power Development Co	511,271
98,000	Heiwado Co Ltd	1,878,804
123,000	Hino Motors	757,758
306,700	Hitachi High Technologies Corp	6,690,917
460,000	Isuzu Motors Ltd (a)	1,760,818
600,000	J Oil Mills Inc (a)	2,824,155
700,000	JACCS Co Ltd	6,494,531
600	Japan Retail Fund Investment Corp	4,483,930
1,100,000	Kobe Steel Ltd	3,189,087
160,000	Kokusai Electric	1,663,581
1,250,000	Marubeni Corp	6,162,928
500,000	Mitsui Trust Holding Inc	6,138,217
500,000	NHK Spring Co Ltd	4,774,837
700,000	Nippon Electric Glass Co Ltd	14,237,400
794,500	Nippon Mining Holdings Inc	5,216,674
295,000	Nishi Nippon City Bank Ltd	1,747,223
300	Orix JREIT Inc	1,855,666

4

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

200,000	Santen Pharmaceutical Co Ltd	4,763,105
230,000	Sanwa Shutter Corp	1,273,207
95,000	Seiren Co Ltd	1,322,909
450,000	Shimadzu Corp	3,112,254
2,400,000	Showa Denko	8,924,781
650,000	Showa Shell Sekiyu KK	7,306,679
300,000	Sumitomo Rubber Industries	4,046,056
192	The Tokyo Star Bank Ltd * (a)	655,438
2,431,000	Tokyu Land Corp (a)	17,715,544
420,000	Toyo Suisan Kaisha Ltd	6,723,667
2,000,000	Ube Industries Ltd	5,119,751
300,000	Yamaha Motor Co Ltd	6,828,325
		186,914,555
	Malaysia — 0.1%
7,750,000	E & O Property Development *	1,190,193
	Mexico — 0.7%
500,000	Grupo Bimbo SA de CV	1,773,705
1,346,700	Grupo Imsa SA	3,948,126
1,100,000	Sare Holding SA de CV *	1,055,508
		6,777,339
	Netherlands — 2.0%
556,097	Buhrmann NV (a)	7,345,248
110,300	Fortis NV	3,267,881
15,756	Fugro NV	462,391
528,139	Hagemeyer NV * (a)	1,459,365
49,800	Imtech NV	1,629,413
204,267	VNU NV	6,368,240
		20,532,538
	New Zealand — 0.0%
46,000	Air New Zealand	38,807
1,207,475	Evergreen Forests Ltd *	248,407
		287,214
	Norway — 2.3%
713,390	Ekornes AS (a)	12,740,773
195,550	Prosafe ASA (a)	6,959,327
675,000	Seadrill Ltd * (a)	4,239,855
		23,939,955
	Singapore — 1.0%
13,116,000	Anwell Technologies Ltd	946,911
676,000	ComfortDelgro Corp Ltd	598,917
2,500,000	GES International Ltd	1,404,139
700,000	Gold Peak Batteries International	708,009
2,300,000	Huan Hsin Holdings Ltd	828,476
3,375,000	LMA International NV *	1,534,191
1,809,000	People’s Food Holdings Ltd	1,065,452

5

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

2,600,000	Petra Foods Limited	1,646,782
1,300,000	Unisteel Technology Ltd	1,397,582
		10,130,459
	South Korea — 4.3%
91,980	Asia Cement Co Ltd	3,667,685
525,560	Handsome Corp	7,464,403
144,140	Hotel Shilla Co	1,641,748
144,000	Kooksoondang Co Ltd	2,326,547
81,100	Korea Electric Terminal Co	1,600,769
320,963	Kortek Corp	1,787,542
119,650	LG Household & Health Care	6,837,737
61,000	Pulmuone Co Ltd	2,524,034
28,480	Sam Yang	1,346,063
160,000	Samsung Electro Mechanics Co	5,289,386
49,800	Samsung SDI Co Ltd	5,171,070
50,000	Samsung SDI Co Ltd GDR 144A	1,285,000
240,000	Woongjin.com Co Ltd	2,513,752
96,644	You Eal Electronics Co	1,576,823
		45,032,559
	Spain — 2.8%
192,000	ACS Actividades de Construccion y Servicios SA	5,522,134
243,794	Aguas de Barcelona SA Class A	5,575,829
54,400	Altadis SA	2,293,278
10,649	Bankinter SA	585,692
43,296	Cia de Distribucion Integral Logista SA	2,108,260
70,000	Fomento de Construcciones y Contratas SA	3,870,187
45,338	Gas Natural SDG SA	1,234,493
70,000	Red Electrica de Espana	1,935,989
70,000	Union Fenosa SA	2,575,464
628,157	Uralita SA	2,827,526
		28,528,852
	Sweden — 2.0%
181,400	Autoliv Inc SDR	7,947,645
543,070	Lundin Mining Corp SDR *	6,630,941
231,250	Munters AB (a)	5,653,135
		20,231,721
	Switzerland — 4.3%
2,131	Bank Sarasin & Cie AG Class B (Registered)	4,224,702
2,500	Belimo Automation AG (Registered)	1,387,756
16,470	Bobst Group AG (Registered)	626,995
98,286	Charles Voegele Holding AG	7,151,109
700	Eichhof Holding AG	763,607
2,719	Forbo Holdings AG (Registered) *	566,366
3,294	Geberit AG (Registered)	2,428,098
17,510	Helvetia Patria Holding (Registered)	3,341,828
1,000	Jelmoli Holding AG (Bearer)	1,343,468
3,250	Jelmoli Holding AG (Registered)	878,936
200,309	Kardex AG *	9,141,761

6

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,000	Schaffner Holding AG (Registered)	129,643
34,700	Swatch Group AG	5,000,818
28,010	Unique Zurich Airport *	4,611,594
17,908	Valiant Holding-Registered *	1,559,030
10,650	Valora Holding AG	1,928,084
		45,083,795
	Taiwan — 1.3%
4,319,000	Arima Computer Corp *	907,034
2,975,500	Benq Corp	2,679,828
1,095,000	China Motor Corp Ltd	1,007,365
2,287,450	Compal Electronics Inc	2,003,159
1,641,000	Phoenixtec Power Co Ltd	1,714,654
1,995,000	Sunplus Technology Co Ltd	2,003,792
1,080,000	Tsann Kuen Enterprises Co Ltd	1,640,654
4,517,000	Yageo Corp *	1,569,154
		13,525,640
	Thailand — 0.4%
13,500,000	Asian Property Development plc (Foreign Registered) (b)	981,152
3,298,000	Glow Energy Pcl Foreign (b)	1,767,143
3,787,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) (b)	1,018,602
		3,766,897
	United Kingdom — 19.5%
175,000	Alliance & Leicester Plc	2,690,588
170,828	Alliance Unichem Plc	2,193,917
107,310	Aviva Plc	1,269,177
682,342	Balfour Beatty Plc	3,955,859
575,000	BBA Group Plc	3,104,741
687,250	Bodycote International Plc	2,600,310
128,600	BPB Plc	1,707,366
425,000	Brambles Industries Plc	2,870,293
1,600,000	Brit Insurance Holdings Plc	2,342,785
10,000	Britannic Plc	111,384
500,000	British Airways Plc *	2,691,128
750,000	Brown (N) Group Plc	2,240,589
1,425,000	Cable & Wireless Plc	2,926,631
814,100	Carphone Warehouse Group Plc	3,228,795
549,176	Cattle’s Plc	2,800,337
500,000	Centrica Plc	1,982,008
239,888	Chemring Group	2,852,220
650,000	Cobham Group Plc	1,858,662
742,000	Compass Group Plc	2,704,425
128,342	Computacenter Plc	581,527
3,700,000	Dimension Data Holdings Plc *	2,352,124
9,750	DX Services Plc	56,556
696,493	FKI Plc	1,359,497
757,600	Fyffes Plc	1,840,376
259,952	Gallaher Group Plc	3,943,750
700,000	Group 4 Securicor	1,863,150

7

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

360,000	Hanson Plc	3,692,501
196,747	Hays Plc	407,987
461,049	ICAP Plc	2,881,098
127,400	Imperial Tobacco Group Plc	3,779,576
300,000	ISOFT Group Plc	1,974,105
2,000,000	ITV Plc	3,741,968
575,000	JJB Sports Plc	1,711,322
135,000	Johnson Matthey Plc	2,902,543
54,929	Kazakhms Plc *	622,194
445,000	Kelda Group Plc	5,625,181
360,000	Kesa Electricals Plc	1,532,571
362,344	Kier Group Plc	7,462,413
73,376	Lonmin Plc	2,050,537
512,200	Matalan Plc	1,563,921
950,000	Misys Plc	3,549,119
100,000	Next Plc	2,382,059
300,300	Northern Rock Plc	4,311,115
1,800,000	O2 Plc	6,074,999
580,000	Peninsular & Oriental Steam Navigation Co	4,396,049
274,031	Pennon Group Plc	5,334,500
1,284,614	Photo-Me International Plc	2,692,737
500,000	Premier Foods Plc	2,541,280
135,000	Provident Financial Plc	1,385,622
10,000	Punch Taverns Plc	142,936
500,736	Rexam Plc	4,405,769
750,000	RM Plc	2,050,188
2,521,893	Royal & Sun Alliance Insurance Group	4,936,047
1,000,000	Sage Group Plc	4,007,250
275,000	Shire Pharmaceuticals Plc	3,355,345
532,000	Slough Estates Plc	5,001,749
755,160	Smith (David S.) Holdings Plc	1,961,385
165,600	Smith WH Plc	1,117,399
500,000	SSL International Plc	2,429,304
68,600	Tate & Lyle Plc	648,747
550,300	Tomkins Plc	2,728,603
110,000	Travis Perkins Plc	2,402,244
295,000	Trinity Mirror Plc	3,091,559
1,280,000	TT Group Plc	3,130,207
230,700	Ultra Electronics Holdings	3,622,088
283,500	Viridian Group Plc	4,228,732
338,100	Westbury Plc	3,202,189
265,100	William Hill Plc	2,323,153
1,531,551	William Morrison Supermarkets	4,684,557
167,800	Wolseley Plc	3,559,205
850,000	Wood Group (John) Plc	2,983,552
91,282	Xstrata Plc	2,070,109
325,000	Yell Group Plc	2,761,465
		201,587,374
	TOTAL COMMON STOCKS (COST $677,267,082)	988,715,990

8

GMO Foreign Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 1.4%
	Brazil — 0.3%
890,000	Caemi Mineracao e Metalurgica SA 1.35%	1,389,426
280,000	Suzano Bahia Sul Papel e Celulose SA 1.86%	1,613,796
		3,003,222
	France — 0.0%
6,800	Casino Guichard Perrachon SA 3.88%	395,361
	Germany — 1.1%
55,900	Henkel KGaA 1.88%	5,389,874
150,000	Volkswagen AG 3.96%	5,717,012
		11,106,886
	Italy — 0.0%
10,000	IFI Istituto Finanziario Industries *	155,391
	South Korea — 0.0%
5,600	Samsung SDI Co Ltd 3.36%	382,244
	TOTAL PREFERRED STOCKS (COST $11,054,520)	15,043,104

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Thailand — 0.0%
631,167	Sino Thai Engineering & Construction Pcl Warrants, Expires 4/18/08 *	20,659
	TOTAL RIGHTS AND WARRANTS (COST $49,387)	20,659

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 6.1%
	Cash Equivalent(s) — 6.1%
7,400,000	HSBC Bank USA Time Deposit, 3.97%, due 12/01/05	7,400,000
56,190,082	The Boston Global Investment Trust (c)	56,190,082
		63,590,082
	TOTAL SHORT-TERM INVESTMENT(S) (COST $63,590,082)	63,590,082
	TOTAL INVESTMENTS — 102.7% (Cost $751,961,071)	1,067,369,835
	Other Assets and Liabilities (net) — (2.7%)	(28,414,413)
	TOTAL NET ASSETS — 100.0%	$1,038,955,422

9

GMO Foreign Small Companies Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$752,252,719	$339,742,205	$(24,625,089)	$315,117,116

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt
Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.
GDR – Global Depository Receipt
REIT – Real Estate Investment Trust
SDR – Swedish Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $52,631,074 collateralized by cash in the amount of $56,190,082 which was invested in a short-term instrument.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security represents investment of security lending collateral.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 88.7% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

10

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.2%
	Australia — 3.6%
9,599	Australia and New Zealand Banking Group Ltd	168,801
38,781	BHP Billiton Ltd	622,712
6,298	Commonwealth Bank of Australia	193,985
4,425	CSL Ltd	128,991
3,487	Macquarie Bank Ltd	173,784
5,994	QBE Insurance Group Ltd	84,047
12,276	Rinker Group Ltd	140,595
2,822	Rio Tinto Ltd	127,563
2,843	St George Bank	59,291
7,513	Suncorp-Metway Ltd	109,602
6,004	TABCORP Holdings Ltd	68,568
45,357	Telstra Corp Ltd	128,358
2,988	Westfarmers Ltd	78,115
5,372	Westpac Banking Corp	88,303
6,749	Woodside Petroleum Ltd	173,079
8,081	Woolworths Ltd	101,285
		2,447,079
	Austria — 1.5%
2,643	Erste Bank Der Oesterreichischen Sparkassen AG	140,463
545	Mayr-Melnhof Karton AG (Bearer)	72,615
254	Oesterreichische Elektrizitaetswirtschafts AG Class A	79,657
8,400	OMV AG	461,603
8,257	Telekom Austria AG	186,411
2,408	Wienerberger AG	92,127
		1,032,876
	Belgium — 2.3%
2,297	Belgacom SA	76,562
539	Colruyt SA	72,461
1,130	Delhaize Group	71,356
14,439	Dexia	314,191
16,306	Fortis	483,119
2,897	KBC GROEP NV	251,218
6,112	UCB SA	300,514
		1,569,421
	Canada — 6.1%
3,200	Bank of Nova Scotia	122,498
27,300	Bombardier Inc	56,395
800	Brascan Corp	38,181
2,100	Cameco Corp	119,576
3,700	Canadian National Railway Co	295,740
15,800	Canadian Natural Resources	716,021
1,600	Canadian Pacific Railway Ltd	68,915
8,000	EnCana Corp	354,999
2,400	Husky Energy Inc	115,387
4,700	Imperial Oil Ltd	431,869
6,200	Nexen Inc	272,308

1

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

6,000	Petro-Canada	229,118
1,300	Potash Corporation of Saskatchewan Inc	94,693
2,800	Prescision Drilling Trust	86,425
2,500	Rogers Communications Inc	95,766
3,700	Royal Bank of Canada	282,325
3,800	Suncor Energy Inc	216,082
7,600	Talisman Energy Inc	363,307
3,800	Teck Corp Class B	174,422
1,800	Telus Corp	71,003
		4,205,030
	Finland — 0.7%
10,000	Fortum Oyj	175,467
16,850	Nokia Oyj	287,199
2,800	Sampo Oyj Class A	45,621
		508,287
	France — 2.4%
1,273	LVMH Moet Hennessy Louis Vuitton SA	108,653
3,119	Peugeot SA	186,747
6,270	Sanofi-Aventis	504,262
2,536	Suez Lyon des Eaux	30
5,911	Suez SA	168,138
2,536	Suez SA	72,263
1,878	Total SA	468,546
1,488	Vinci SA	118,377
		1,627,016
	Germany — 1.8%
1,563	Altana AG	82,463
3,798	BASF AG	279,232
3,402	Deutsche Post AG (Registered)	74,072
1,084	E. On AG	103,126
864	Muenchener Rueckversicherungs AG (Registered)	112,712
1,918	RWE AG	132,330
4,629	Schering AG	299,434
3,270	Volkswagen AG	170,965
		1,254,334
	Greece — 0.1%
1,805	National Bank of Greece SA	70,478
	Hong Kong — 1.5%
33,000	CLP Holdings Ltd	194,375
27,000	Esprit Holdings Ltd	190,020
113,000	Hong Kong & China Gas	239,580
39,500	Hong Kong Electric Holdings Ltd	192,406
13,000	Hutchison Whampoa Ltd	123,054
32,000	Li & Fung Ltd	64,470
		1,003,905
	Ireland — 1.2%
12,377	Allied Irish Banks Plc	267,108
9,675	Anglo Irish Bank Corp	132,678

2

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

20,503	Bank of Ireland	316,795
4,005	CRH Plc	105,950
		822,531
	Italy — 2.4%
28,218	Banca Intesa SPA	135,927
12,591	Capitalia SPA	70,363
62,588	Enel SPA	492,940
34,043	ENI SPA	922,446
		1,621,676
	Japan — 8.8%
1,500	Aiful Corp	113,536
3,100	Astellas Pharma Inc	119,470
2,500	Benesse Corp	79,015
12,000	Chiba Bank	98,019
8,800	Chubu Electric Power Co Inc	209,816
2,900	Daito Trust Construction Co Ltd	141,299
5,000	Eisai Co Ltd	192,140
17,000	Fuji Heavy Industries Ltd	90,793
2,300	Hitachi Chemical Co Ltd	52,697
22,000	Hokuhoku Financial Group Inc	94,361
22,000	Itochu Corp	165,150
19	Japan Tobacco Inc	254,194
4,000	Kaneka Corp	47,701
2,000	Kao Corp	46,947
300	Keyence Corp	76,136
6,000	Kyowa Hakko Kogyo Co Ltd	42,314
39,000	Marubeni Corp	192,283
28,000	Mazda Motor Corp	121,739
9,390	Mitsubishi Chemical Holdings	54,940
31,200	Mitsubishi Corp	634,132
24,000	Mitsui & Co	294,401
13,000	Mitsui OSK Lines Ltd	95,349
10,500	Nippon Mining Holdings Inc	68,943
50,000	Nippon Steel Corp	168,664
11,000	Nippon Yusen Kabushiki Kaisha	66,626
4,000	Nissin Food Products Co Ltd	110,396
1,000	ORIX Corp	214,484
46,000	Osaka Gas Co Ltd	150,556
118	Rakuten Inc	85,130
2,800	Shimano Inc	66,912
1,700	Shin-Etsu Chemical Co Ltd	88,140
19,000	Sumitomo Corp	224,543
54,000	Sumitomo Metal Industries Ltd	185,569
13,900	Takeda Pharmaceutical Co Ltd	761,381
10,000	Teijin Ltd	54,472
4,500	Terumo Corp	124,334
6,200	Tokyo Electric Power Co Inc	148,956
10,000	Tokyu Land Corp	72,873

3

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

9,000	TonenGeneral Sekiyu KK	95,817
5,000	Yakult Honsha Co Ltd	103,067
		6,007,295
	Netherlands — 2.1%
17,609	ABN Amro Holdings NV	432,911
2,540	Heineken NV	77,749
28,171	ING Groep NV	910,069
		1,420,729
	Norway — 1.6%
14,000	DnB NOR ASA	146,397
2,860	Norsk Hydro ASA	285,589
2,450	Orkla ASA	91,045
19,900	Statoil ASA	432,948
6,400	Storebrand	58,521
11,400	Telenor ASA	106,347
		1,120,847
	Singapore — 1.3%
13,000	Keppel Corp Ltd	89,714
157,000	Singapore Technologies Engineering Ltd	244,024
381,860	Singapore Telecommunications	565,548
		899,286
	Spain — 2.2%
726	Acciona SA	80,306
5,140	Acesa Infraestructuras SA	135,964
4,322	ACS Actividades de Construccion y Servicios SA	124,306
4,791	Altadis SA	201,969
2,852	Antena 3 de Television	62,532
7,530	Banco Bilbao Vizcaya Argentaria SA	132,618
1,310	Grupo Ferrovial SA	91,180
13,822	Iberdrola SA	362,693
3,270	Indra Sistemas SA	64,337
3,013	Sacyr Vallehermoso SA	76,458
4,376	Union Fenosa SA	161,003
		1,493,366
	Sweden — 1.6%
12,800	Hennes & Mauritz AB Class B	399,735
30,000	Nordea AB	291,713
1,500	Sandvik AB	70,696
14,500	Swedish Match AB	165,574
9,700	Tele2 AB Class B	98,081
19,500	Telia AB	99,061
		1,124,860
	Switzerland — 2.1%
9,510	ABB Ltd *	83,182
2,000	Alcon Inc	280,400
2,600	Roche Holding AG (Non Voting)	389,142
291	Serono SA	213,461
651	Swisscom AG (Registered)	203,398
1,481	Zurich Financial Services AG	300,951
		1,470,534

4

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	United Kingdom — 6.9%
4,447	AstraZeneca Plc	204,216
23,050	Barclays Plc	234,103
13,517	BG Group Plc	125,885
23,004	BHP Billiton Plc	344,154
13,307	BP Plc	146,099
14,957	British American Tobacco Plc	324,671
22,371	Cadbury Schweppes Plc	213,705
40,966	Centrica Plc	162,390
31,381	DSG International Plc	82,630
18,284	GlaxoSmithKline Plc	451,864
19,311	HBOS Plc	290,434
12,283	Imperial Tobacco Group Plc	364,400
29,576	National Grid Transco Plc	273,131
4,933	Next Plc	117,507
2,013	Reckitt Benckiser Plc	62,053
2,110	Rio Tinto Plc	85,376
25,521	Royal Bank of Scotland Group	725,827
14,253	Royal Dutch Shell Plc Class A	438,928
6,111	Scottish & Southern Energy Plc	103,414
		4,750,787
	United States — 48.0%
1,500	Abercrombie & Fitch Co.-Class A	91,980
7,600	Adobe Systems Inc	247,836
4,800	Aetna Inc	443,952
6,200	Allstate Corp (The)	347,820
1,300	AMBAC Financial Group Inc	99,697
3,900	AmerisourceBergen Corp	313,365
3,600	Amgen, Inc. *	291,348
13,100	Apple Computer Inc *	888,442
6,900	Archer Daniels Midland Co.	162,633
3,800	Autodesk, Inc.	158,536
1,600	Baxter International Inc	62,224
600	Bear Stearns Cos (The) Inc	66,594
1,300	Becton Dickinson & Co	75,699
4,200	Bed Bath & Beyond, Inc. *	179,172
1,600	Best Buy Inc	77,184
5,200	Burlington Northern Santa Fe Corp.	344,136
3,500	Burlington Resources Inc	252,875
3,700	Capital One Financial Corp	307,322
4,300	Cardinal Health Inc	274,985
4,400	Caremark Rx, Inc. *	226,116
3,600	Caterpillar Inc	208,008
6,000	Cendant Corp	106,620
1,900	Centex Corp	136,515
7,400	Chevron Corp.	424,094
400	Chicago Mercantile Exchange	141,660
15,800	Cisco Systems Inc *	277,132
3,100	Coach, Inc. *	106,733
2,200	Cognizant Tech Solutions Class A *	106,898

5

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

20,400	ConocoPhillips	1,234,404
2,600	Constellation Brands, Inc.-Class A *	61,412
12,200	Corning, Inc. *	247,050
3,800	Countrywide Financial Corp	132,278
10,000	CVS Corp.	270,200
5,600	D.R. Horton Inc	198,464
22,400	Dell Inc *	675,584
4,100	Devon Energy Corp	246,820
1,900	Dow Chemical Co.	85,975
5,400	eBay Inc *	241,974
800	EOG Resources, Inc.	57,400
1,000	Everest RE Group Ltd.	105,120
3,400	Exelon Corp.	176,936
17,000	Exxon Mobil Corp	986,510
12,300	Fannie Mae	591,015
1,300	FedEx Corp	126,906
3,900	Fidelity National Financial Inc	147,498
3,200	First Data Corp	138,464
2,500	Franklin Resources, Inc.	232,200
9,400	Freddie Mac	587,030
7,600	Genentech Inc *	726,712
1,000	General Dynamics Corp	114,300
7,200	General Electric Co.	257,184
1,500	Genzyme Corp-General Division *	111,510
3,000	Gilead Sciences Inc *	152,070
1,100	Goldman Sachs Group Inc	141,856
4,200	Halliburton Co.	267,330
5,100	Harley Davidson Inc	274,686
600	Hartford Financial Services Group, Inc.	52,422
3,400	HCA, Inc.	173,366
2,400	Hershey Co. (The)	130,128
20,200	Hewlett-Packard Co	599,334
21,200	Home Depot Inc	885,736
1,800	Ingersoll-Rand	71,334
39,200	Intel Corp.	1,045,856
2,800	International Business Machines Corp	248,920
3,000	JC Penney Co Inc Holding Co	157,410
17,700	Johnson & Johnson	1,092,975
1,600	Johnson Controls Inc	111,120
2,700	Juniper Networks Inc *	60,723
1,400	KB Home	97,678
12,800	King Pharmaceuticals Inc *	201,344
1,100	Legg Mason Inc	134,915
1,500	Lehman Brothers Holdings Inc	189,000
2,200	Lennar Corp.-Class A	126,896
2,600	Lockheed Martin Corp	157,560
2,700	Lowe’s Cos., Inc.	182,196
1,100	Marriott International Inc Class A	71,071
4,800	Marsh & McLennan Cos Inc	148,272
2,200	McGraw-Hill Inc	116,710
2,200	McKesson Corp.	110,660

6

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

2,300	Medco Health Solutions, Inc. *	123,395
2,600	Medtronic Inc	144,482
3,400	Metlife Inc	174,896
2,100	MGIC Investment Corp	136,710
3,300	MGM Mirage *	125,763
13,200	Microsoft Corp	365,772
2,400	Monsanto Co.	175,848
1,800	Moody’s Corp	108,270
19,200	Motorola, Inc.	462,528
1,200	Nike Inc Class B	102,360
2,500	Nordstrom, Inc.	92,200
2,800	Norfolk Southern Corp	123,872
2,100	Nucor Corp	140,868
3,400	Occidental Petroleum Corp	269,620
23,000	Oracle Corp. *	289,110
600	Paccar Inc	43,116
500	Peabody Energy Corp.	39,430
4,000	Pepsico, Inc.	236,800
89,400	Pfizer Inc	1,895,280
13,365	Procter & Gamble Co	764,344
3,100	Prudential Financial, Inc.	239,940
2,800	Qualcomm Inc	127,316
2,100	Radian Group Inc	118,776
2,100	Rockwell International Corp	118,503
1,600	SanDisk Corp. *	81,696
3,700	Schlumberger Ltd	354,201
900	Sears Holdings Corp. *	103,518
1,900	Softbank Corp	152,091
1,600	SPX Corp.	75,328
6,100	Starbucks Corp *	185,745
4,100	Target Corp	219,391
13,000	Texas Instuments, Inc.	422,240
7,100	Time Warner Inc	127,658
3,100	Transocean, Inc. *	197,904
1,400	TXU Corp.	143,682
2,600	United Technologies Corp	139,984
14,800	UnitedHealth Group Inc	885,928
1,500	UPS Class B	116,850
4,800	Valero Energy Corp	461,760
6,900	Walgreen Co.	315,192
584	Weatherford International Ltd *	40,594
5,800	Wellpoint, Inc. *	445,614
1,100	Whole Foods Market Inc	162,008
8,300	Wyeth	344,948
6,600	Yahoo! Inc *	265,518
1,500	Yum! Brands Inc	73,185
1,100	Zimmer Holdings Inc *	68,937
		32,977,261
	TOTAL COMMON STOCKS (COST $58,809,573)	67,427,598

7

GMO Global Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.2%
	Germany — 0.2%
3,858	Volkswagen AG 3.96%	147,041
	TOTAL PREFERRED STOCKS (COST $107,313)	147,041

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.9%
	Cash Equivalent(s) — 0.9%
600,000	HSBC Bank USA Time Deposit, 3.97%, due 12/01/05	600,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $600,000)	600,000
	TOTAL INVESTMENTS — 99.3% (Cost $59,516,886)	68,174,639
	Other Assets and Liabilities (net) — 0.7%	528,129
	TOTAL NET ASSETS — 100.0%	$68,702,768

8

GMO Global Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for the U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$59,518,081	$9,976,633	$(1,320,075)	$8,656,558

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
2/24/06	CAD	315,296	$270,927	$3,686
2/24/06	CHF	784,068	600,911	(3,035)
2/24/06	JPY	626,161,200	5,280,020	(39,780)
2/24/06	NOK	8,697,223	1,296,435	(4,967)
2/24/06	NZD	1,407,460	981,910	19,935
2/24/06	SEK	12,129,370	1,511,616	3,098
2/24/06	SGD	2,305,560	1,367,157	6,230
				$(14,833)
Sales
2/24/06	AUD	1,662,141	$1,224,764	$(698)
2/24/06	EUR	1,967,683	2,330,410	6,284
2/24/06	GBP	1,936,489	3,347,852	(20,855)
2/24/06	HKD	8,408,792	1,084,738	253
				$(15,016)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
25	SPI 200	December 2005	$85,448	$3,063
60,000	TOPIX	December 2005	768,717	18,738
750	S&P 500	December 2005	938,325	29,915
				$51,716
Sales
10	FTSE	December 2005	$94,051	$524
175	DAX	December 2005	1,074,541	(54,701)
1,200	AEX	December 2005	594,004	(10,581)
				$(64,758)
				$13,042

9

GMO Global Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.  As of November 30, 2005, 43.3% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMOs website at www.gmo.com.

10

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.7%
	Australia — 3.7%
2	Aristocrat Leisure Ltd	18
2,378	Australia and New Zealand Banking Group Ltd	41,818
4,583	BHP Billiton Ltd	73,590
1,829	Commonwealth Bank of Australia	56,335
7,415	Foster’s Group Ltd	30,868
4,157	General Property Trust Units	12,017
1,109	Macquarie Bank Ltd	55,270
2,732	National Australia Bank Ltd	65,085
3,401	Rinker Group Ltd	38,951
4,909	Santos Ltd	41,284
16,969	Telstra Corp Ltd	48,021
2,073	Woodside Petroleum Ltd	53,162
3,528	Woolworths Ltd	44,219
		560,638
	Austria — 1.0%
244	Austrian Airlines *	1,906
122	Boehler Uddeholm (Bearer)	19,850
137	Flughafen Wien AG	8,706
98	Generali Holding Vienna AG	3,160
67	Mayr-Melnhof Karton AG (Bearer)	8,927
1,443	OMV AG	79,297
286	Voestalpine AG	27,127
		148,973
	Belgium — 1.4%
47	Bekaert NV	3,709
205	Belgacom SA	6,833
108	Colruyt SA	14,519
226	Delhaize Group	14,271
1,859	Dexia	40,452
2,884	Fortis	85,448
854	UCB SA	41,989
		207,221
	Canada — 2.0%
2,300	Canadian Natural Resources	104,231
1,600	EnCana Corp	71,000
500	National Bank of Canada	26,469
1,300	Petro-Canada	49,642
600	Royal Bank of Canada	45,782
		297,124
	Denmark — 0.5%
5	AP Moller-Maersk A/S	46,920
500	Tele Danmark A/S Class B	29,952
		76,872

1

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Finland — 2.5%
2,200	Fortum Oyj	38,603
500	Kesko Oyj Class B	12,970
13,600	Nokia Oyj	231,805
1,200	Rautaruukki Oyj	24,420
3,400	Sampo Oyj Class A	55,397
800	Wartsila Oyj Class B	21,430
		384,625
	France — 6.8%
310	Alstom *	17,562
2,304	Arcelor	54,895
1,379	Axa	41,414
1,850	BNP Paribas	145,782
871	Business Objects SA *	34,592
473	Cap Gemini SA *	18,690
382	Carrefour SA	16,532
721	Cie de Saint-Gobain	41,582
719	L’Oreal SA	51,818
647	LVMH Moet Hennessy Louis Vuitton SA	55,222
214	Michelin SA Class B	11,621
6	Pernod Ricard	982
1,169	Peugeot SA	69,993
145	Pinault-Printemps-Redoute SA *	15,584
390	Renault SA	30,310
1,670	Sanofi-Aventis	134,309
207	Schneider Electric SA	17,781
465	Societe Generale	55,141
388	Suez Lyon des Eaux VVR Strip *	5
388	Suez SA Class B *	11,056
684	Total SA	170,652
328	Vinci SA	26,094
		1,021,617
	Germany — 7.7%
117	Adidas-Salomon AG	20,521
641	Allianz AG (Registered)	93,046
791	Altana AG	41,733
2,100	Bankgesellschaft Berlin AG *	7,758
719	BASF AG	52,862
902	Bayer AG	35,948
1,334	Bayerische Motoren Werke AG	58,617
160	Celesio AG	12,695
1,168	DaimlerChrysler AG (Registered)	58,882
18	Degussa AG	779
1,417	Depfa Bank Plc	21,302
650	Deutsche Bank AG (Registered)	63,384
718	Deutsche Boerse AG	70,812
1,212	E. On AG	115,303

2

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

819	Hochtief AG	33,214
796	MAN AG	39,633
387	Merck KGaA	31,798
694	Muenchener Rueckversicherungs AG (Registered)	90,535
445	RWE AG	30,702
1,400	Schering AG	90,561
783	Suedzucker AG	17,426
2,397	ThyssenKrupp AG	48,191
1,697	TUI AG	32,710
1,755	Volkswagen AG	91,757
		1,160,169
	Hong Kong — 1.0%
4,000	Cheung Kong Holdings Ltd	41,477
6,000	CLP Holdings Ltd	35,341
1,500	Esprit Holdings Ltd	10,557
9,000	Hang Lung Group Co Ltd	17,492
7,000	Hong Kong Electric Holdings Ltd	34,097
3,500	Yue Yuen Industrial Holdings	9,391
		148,355
	Ireland — 0.8%
2,209	Allied Irish Banks Plc	47,672
1,533	Anglo Irish Bank Corp	21,023
401	Bank of Ireland	6,196
1,360	CRH Plc	35,978
642	DCC Plc	11,556
		122,425
3	Italy — 5.5%
4,896	Banca Intesa SPA	23,584
6,750	Banca Intesa SPA (Savings Shares)	31,064
6,118	Banca Monte dei Paschi di Siena SPA	29,267
8,329	Capitalia SPA	46,545
18,984	Enel SPA	149,517
11,530	ENI SPA	312,422
4,773	Fiat SPA *	38,753
2,166	Mediobanca SPA	38,069
3,018	Sanpaolo IMI SPA	45,680
27,543	Telecom Italia Di RISP	65,369
7,060	UniCredito Italiano SPA	43,816
		824,086
	Japan — 24.4%
310	Acom Co Ltd	18,425
300	Advantest Corp	27,109
2,000	Alps Electric Co Ltd	31,577
700	Astellas Pharma Inc	26,977
3,100	Chubu Electric Power Co Inc	73,913
800	Chugoku Electric Power Co Inc	15,139
2,000	Cosmo Oil Co Ltd	8,944
4,000	Daido Steel Co Ltd	28,892
600	Daiei Inc *	14,246

3

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

2,822	Daiichi Sankyo Co Ltd	51,465
300	Daito Trust Construction Co Ltd	14,617
1,300	Eisai Co Ltd	49,956
700	Fanuc Ltd	57,147
7,000	Fuji Heavy Industries Ltd	37,385
3,000	Furukawa Electric Co Ltd *	17,985
11,000	Haseko Corp *	43,580
6,000	Hokuhoku Financial Group Inc	25,735
3,000	Honda Motor Co Ltd	166,902
1,200	Hoya Corp	43,256
1,000	Ibiden Co Ltd	53,422
6,000	Ishikawajima-Harima Heavy Industries Co Ltd	15,279
7,000	Isuzu Motors Ltd	26,795
8,000	Itochu Corp	60,055
5	Japan Tobacco Inc	66,893
7,000	Kajima Corp	35,057
1,800	Kansai Electric Power Co Inc	38,237
3,000	Kao Corp	70,421
14,000	Kawasaki Heavy Industries Ltd	39,013
9,000	Kobe Steel Ltd	26,093
5,000	Komatsu Ltd	69,226
400	Konami Corp	7,975
1,700	Kyushu Electric Power Co Inc	36,220
1,200	Leopalance21 Corp	38,378
13,000	Marubeni Corp	64,094
3,000	Matsushita Electric Industrial Co Ltd	60,300
6,000	Mazda Motor Corp	26,087
6,700	Mitsubishi Corp	136,176
2,000	Mitsubishi Estate Co Ltd	29,084
6,000	Mitsubishi Materials Corp	24,173
28,000	Mitsubishi Motors Corp *	58,915
3	Mitsubishi Tokyo Financial Group Inc	37,690
6,000	Mitsui & Co	73,600
2,000	Mitsui Sumitomo Insurance Co Ltd	22,791
6,000	Mitsui Trust Holding Inc	73,659
11	Mizuho Financial Group Inc	77,216
400	Nidec Corp	28,712
3,000	Nippon Mining Holdings Inc	19,698
14,000	Nippon Steel Corp	47,226
14	Nippon Telegraph & Telephone Corp	62,861
5,000	Nippon Yusen Kabushiki Kaisha	30,285
8,500	Nissan Motor Co	87,230
1,100	Nisshin Seifun Group Inc	10,702
1,100	Nitto Denko Corp	75,131
11	NTT Data Corp	38,664
2,000	Obayashi Corp	14,066
500	Ono Pharmaceutical Co Ltd	20,749
300	ORIX Corp	64,345
11,000	Osaka Gas Co Ltd	36,002
250	Promise Co Ltd	15,073
24	Resona Holdings Inc *	77,105

4

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

500	Sankyo Co Ltd Gunma	25,142
5,000	Shimizu Corp	32,774
700	Shin-Etsu Chemical Co Ltd	36,293
2,000	Shizuoka Bank Ltd/The	19,436
2,700	Sojitz Corp *	15,004
5,000	Sumitomo Corp	59,090
24,000	Sumitomo Metal Industries Ltd	82,475
5,000	Taiheiyo Cement Co Ltd	20,048
7,000	Taisei Corp	29,844
1,000	Taisho Pharmaceutical Co Ltd	17,968
6,900	Takeda Pharmaceutical Co Ltd	377,952
5,000	Teijin Ltd	27,236
1,100	Terumo Corp	30,393
2,300	Tohoku Electric Power Co Inc	44,302
2,000	Tokuyama Corp	23,029
1,400	Tokyo Electric Power Co Inc	33,635
500	Tokyo Electron Ltd	30,231
3,000	TonenGeneral Sekiyu KK	31,939
6,000	Ube Industries Ltd	15,359
500	Yamada Denki Co Ltd	51,236
1,000	Yamato Transport Co Ltd	16,389
		3,667,723
	Netherlands — 6.6%
10,567	ABN Amro Holdings NV	259,786
7,428	Aegon NV	117,461
783	Akzo Nobel NV	35,078
1,968	Buhrmann NV	25,994
246	Corio NV	12,918
1,409	DSM NV	52,097
7,822	Hagemeyer NV *	21,614
417	Heineken Holding NV	12,216
1,271	Heineken NV	38,905
10,297	ING Groep NV	332,647
3,885	Koninklijke Ahold NV *	29,107
611	TNT NV	16,437
535	Unilever NV	35,842
122	Wereldhave NV	11,464
		1,001,566
	Norway — 0.8%
540	Norsk Hydro ASA	53,922
850	Orkla ASA	31,587
1,700	Statoil ASA	36,986
		122,495
	Singapore — 0.7%
20,000	Capitaland Ltd	38,710
8,000	ComfortDelgro Corp Ltd	7,088

5

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

5,000	DBS Group Holdings Ltd	48,392
6,000	MobileOne Ltd	7,198
2,000	Singapore Press Holdings Ltd	5,317
		106,705
	Spain — 2.5%
1,102	ACS Actividades de Construccion y Servicios SA	31,695
503	Altadis SA	21,204
1,739	Banco Santander Central Hispano SA	22,035
3,958	Endesa SA	102,688
525	Gas Natural SDG SA	14,295
4,056	Iberdrola SA	106,431
2,742	Repsol YPF SA	80,511
		378,859
	Sweden — 2.1%
2,000	Atlas Copco AB Class A Shares	39,942
1,700	Electrolux AB	39,432
3,550	Hennes & Mauritz AB Class B	110,864
3,500	Nordea AB	34,033
4,000	Swedish Match AB	45,676
4,500	Tele2 AB Class B	45,502
		315,449
	Switzerland — 4.2%
1,857	Credit Suisse Group	90,083
390	Logitech International SA *	17,819
330	Nestle SA (Registered)	97,440
55	Roche Holding AG (Bearer)	9,073
1,051	Roche Holding AG (Non Voting)	157,303
42	Serono SA	30,809
173	Swisscom AG (Registered)	54,052
832	Zurich Financial Services AG *	169,069
		625,648
	United Kingdom — 23.5%
6,738	Aegis Group Plc	13,869
700	Alliance & Leicester Plc	10,762
10,173	ARM Holdings Plc	21,277
4,795	AstraZeneca Plc	220,197
4,745	Aviva Plc	56,120
7,509	BAE Systems Plc	43,784
7,331	Barclays Plc	74,456
4,061	Barratt Developments Plc	63,417
2,756	BBA Group Plc	14,881
981	Berkeley Group Holdings	17,161
2,472	BG Group Plc	23,022
4,656	BHP Billiton Plc	69,657
4,657	Boots Group Plc	47,933
2,774	BP Plc	30,456
4,123	British American Tobacco Plc	89,498
33,036	BT Group Plc	121,437
1,183	Bunzl Plc	12,067

6

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

12,596	Cable & Wireless Plc	25,869
7,225	Cadbury Schweppes Plc	69,019
16,997	Centrica Plc	67,376
12,906	Cobham Group Plc	36,904
5,052	Compass Group Plc	18,413
708	Diageo Plc	10,189
14,149	DSG International Plc	37,256
986	Enterprise Inns Plc	14,833
3,224	Gallaher Group Plc	48,912
3,014	GKN Plc	14,770
19,757	GlaxoSmithKline Plc	488,267
3,595	GUS Plc	55,547
4,847	Hanson Plc	49,715
13,151	HBOS Plc	197,789
2,217	IMI Plc	17,966
3,981	Imperial Tobacco Group Plc	118,104
26,464	Invensys Plc *	7,991
4,033	J Sainsbury Plc	19,775
6,419	Kingfisher Plc	24,883
15,124	Lloyds TSB Group Plc	122,488
8,725	National Grid Plc	80,575
1,924	Next Plc	45,831
2,562	Prudential Plc	23,288
2,618	Rank Group Plc	13,927
2,681	Rio Tinto Plc	108,480
12,736	Royal & Sun Alliance Insurance Group	24,928
2,761	Royal Bank of Scotland Group	78,524
4,240	Royal Dutch Shell Plc B Shares	136,750
8,493	Royal Dutch Shell Plc Class A	261,546
5,270	Scottish & Southern Energy Plc	89,182
5,420	Scottish Power Plc	49,663
1,494	Severn Trent Plc	25,874
2,121	Smith WH Plc	14,312
2,440	Tate & Lyle Plc	23,075
7,227	Taylor Woodrow Plc	42,406
3,953	Unilever Plc	38,579
1,299	United Utilities Plc	14,485
12,815	Vodafone Group Plc	27,573
4,099	Wimpey (George) Plc	30,952
1,857	Wolseley Plc	39,389
		3,545,399
	TOTAL COMMON STOCKS (COST $14,755,646)	14,715,949

7

GMO International Disciplined Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.9%
	Germany — 0.7%
235	Fresenius AG (Non Voting) 1.47%	30,717
293	Henkel KGaA 1.88%	28,251
89	RWE AG 4.46%	5,276
1,055	Volkswagen AG 3.96%	40,209
		104,453
	Italy — 0.2%
11,098	Compagnia Assicuratrice Unipol 5.56%	25,332
	TOTAL PREFERRED STOCKS (COST $134,287)	129,785

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Italy — 0.0%
4,773	Fiat SPA Rights, Expires 12/23/05 *	12
	TOTAL RIGHTS AND WARRANTS (COST $30)	12

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.7%
	Cash Equivalent(s) — 0.7%
100,000	ING Bank Time Deposit, 4.04%, due 12/01/05	100,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $100,000)	100,000
	TOTAL INVESTMENTS — 99.3% (Cost $14,989,963)	14,945,746
	Other Assets and Liabilities (net) — 0.7%	108,473
	TOTAL NET ASSETS — 100.0%	$15,054,219

Notes to Schedule of Investments:
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 93.3% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.5%
	Australia — 5.6%
4,689	Amcor Ltd	24,185
3,543	Australia and New Zealand Banking Group Ltd	62,305
1,298	Australian Gas Light Co Ltd	15,617
4,475	BHP Billiton Ltd	71,856
521	Cochlear Ltd	15,268
964	Commonwealth Bank of Australia	29,692
5,460	Foster’s Group Ltd	22,730
3,663	Insurance Australia Group Ltd	14,146
2,475	Macquarie Bank Ltd	123,348
2,814	National Australia Bank Ltd	67,039
244	Perpetual Trustees Australia Ltd	11,664
10,244	Promina Group Ltd	36,331
2,727	QBE Insurance Group Ltd	38,238
598	Rio Tinto Ltd	27,031
5,334	Santos Ltd	44,858
18,850	Telstra Corp Ltd	53,344
3,840	Transurban Group	19,138
1,177	Westfarmers Ltd	30,770
2,653	Woodside Petroleum Ltd	68,037
4,846	Woolworths Ltd	60,739
		836,336
	Austria — 0.9%
53	Mayr-Melnhof Karton AG (Bearer)	7,062
1,787	OMV AG	98,200
1,026	Telekom Austria AG	23,163
		128,425
	Belgium — 2.0%
957	AGFA-Gevaert NV	18,877
803	Belgacom SA	26,765
242	Colruyt SA	32,533
1,919	Dexia	41,757
556	Kredietbank NPV	48,214
274	Solvay SA	30,202
1,324	UCB SA	65,098
308	Union Miniere NPV	33,104
		296,550
	Canada — 4.5%
400	Canadian Imperial Bank of Commerce	25,780
5,200	Canadian Natural Resources	235,652
800	Canadian Pacific Railway Ltd	34,458
300	Cognos Inc *	10,029
1,700	EnCana Corp	75,437
500	Husky Energy Inc	24,039
200	Methanex Corp	3,497
1,700	Nexen Inc	74,665
2,600	Petro-Canada	99,284

1

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

800	Royal Bank of Canada	61,043
500	Talisman Energy Inc	23,902
		667,786
	Denmark — 1.3%
4	AP Moller - Maersk A/S	37,536
2	AP Moller - Maersk A/S	18,225
321	Danske Bank A/S	33,001
1,500	H. Lundbeck A/S	30,937
800	Novo-Nordisk A/S	42,963
500	Tele Danmark A/S Class B	29,952
		192,614
	Finland — 3.2%
2,200	Fortum Oyj	38,603
21,300	Nokia Oyj	363,047
3,600	Sampo Oyj Class A	58,656
400	Yit Yhtymae Oyj	16,164
		476,470
	France — 6.4%
389	BNP Paribas	30,654
300	Bouygues	14,308
634	Business Objects SA	25,180
519	Credit Agricole SA	15,637
386	LVMH Moet Hennessy Louis Vuitton SA	32,946
294	Neopost SA	27,684
1,586	Peugeot SA	94,960
1,135	Sanofi-Aventis	91,282
740	Societe Generale	87,752
352	Suez Lyon des Eaux	4
352	Suez SA	10,030
1,734	Total SA	432,619
110	Vallourec	52,203
498	Vinci SA	39,618
		954,877
	Germany — 3.1%
114	Allianz AG (Registered)	16,548
644	Altana AG	33,977
632	BASF AG	46,465
407	Continental AG	34,473
774	Deutsche Boerse AG	76,335
1,864	Deutsche Post AG (Registered)	40,585
116	K&S AG	7,335
298	Merck KGaA	24,485
949	Schering AG	61,388
850	Stada Arzneimittel AG	27,179
1,698	Volkswagen AG	88,777
		457,547
	Hong Kong — 1.9%
4,000	Cheung Kong Holdings Ltd	41,477
12,000	CLP Holdings Ltd	70,682

2

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

4,000	Esprit Holdings Ltd	28,151
14,000	Giordano International Ltd	7,892
9,500	Hong Kong Electric Holdings Ltd	46,275
3,000	Hutchison Whampoa Ltd	28,397
18,000	Li & Fung Ltd	36,264
6,500	Techtronic Industries Co	16,572
		275,710
	Ireland — 1.6%
2,145	Allied Irish Banks Plc	46,291
3,366	Anglo Irish Bank Corp	46,160
1,753	Bank of Ireland	27,086
1,196	CRH Plc	31,639
936	DCC Plc	16,848
2,130	Grafton Group Plc *	19,832
1,468	Kingspan Group Plc	17,908
1,364	Olivetti SPA	29,481
		235,245
	Italy — 5.7%
1,047	Autostrade SA	23,586
4,817	Banca Intesa SPA	23,204
15,309	Enel SPA	120,573
21,478	ENI SPA	581,978
1,250	ERG SPA	30,472
914	Finmeccanica SPA	16,821
952	Luxottica Group SPA	23,450
1,321	Sanpaolo IMI SPA	19,995
32,177	Seat Pagine Gialle	14,939
		855,018
	Japan — 23.2%
380	Acom Co Ltd	22,586
1,900	Aeon Co Ltd	42,303
550	Aiful Corp	41,630
1,500	Aisin Seiki Co Ltd	46,190
1,900	Alps Electric Co Ltd	29,998
600	Astellas Pharma Inc	23,123
1,000	Bridgestone Corp	21,461
2,000	Chiyoda Corp	38,705
2,900	Chubu Electric Power Co Inc	69,144
738	Daiichi Sankyo Co Ltd	13,459
800	Denso Corp	24,585
2,500	Eisai Co Ltd	96,070
400	FamilyMart Co Ltd	11,841
600	Fanuc Ltd	48,984
4,000	Fuji Heavy Industries Ltd	21,363
600	Fuji Photo Film Co Ltd	19,148
2,300	Hoya Corp	82,908
1,000	Ibiden Co Ltd	53,422
5	Inpex Corp	36,457
300	Ito En Ltd	14,404

3

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,400	Japan Synthetic Rubber Co Ltd	33,972
3	Japan Tobacco Inc	40,136
1,200	JFE Holdings Inc	37,733
900	Kansai Electric Power Co Inc	19,119
1,000	Kao Corp	23,474
4,000	Kawasaki Kisen Kaisha Ltd	23,606
1,500	Kyushu Electric Power Co Inc	31,958
1,100	Leopalance21 Corp	35,180
10,000	Mazda Motor Corp	43,478
8,600	Mitsubishi Corp	174,793
2,000	Mitsubishi Electric Corp	13,358
10	Mitsubishi Tokyo Financial Group Inc	125,633
4,000	Mitsui & Co	49,067
4,000	Mitsui Chemicals Inc	22,092
4,000	Mitsui OSK Lines Ltd	29,338
3,000	Mitsui Sumitomo Insurance Co Ltd	34,187
11,000	Mitsui Trust Holding Inc	135,041
300	Nidec Corp	21,534
1,000	Nippon Electric Glass Co Ltd	20,339
4,000	Nippon Mining Holdings Inc	26,264
8,000	Nippon Steel Corp	26,986
3	Nippon Telegraph & Telephone Corp	13,470
6,000	Nippon Yusen Kabushiki Kaisha	36,342
2,000	Nissan Chemical Industries Ltd	27,315
2,700	Nissan Motor Co	27,708
400	Nissin Food Products Co Ltd	11,040
900	Nitto Denko Corp	61,471
11	NTT Data Corp	38,664
3,000	Olympus Optical Co Ltd	76,791
500	Ono Pharmaceutical Co Ltd	20,749
300	ORIX Corp	64,345
16,000	Osaka Gas Co Ltd	52,367
47	Resona Holdings Inc *	150,997
800	Sankyo Co Ltd Gunma	40,227
1,000	Secom Co	51,404
1,000	Sharp Corp	15,456
1,200	Shin-Etsu Chemical Co Ltd	62,216
300	SMC Corp	40,065
4,000	Sumitomo Chemical Co Ltd	24,829
4,000	Sumitomo Corp	47,272
5,000	Sumitomo Heavy Industries Ltd	36,274
2,000	Taisho Pharmaceutical Co Ltd	35,936
8,500	Takeda Pharmaceutical Co Ltd	465,593
1,300	Terumo Corp	35,919
1,700	Tohoku Electric Power Co Inc	32,745
7,000	Tokyo Gas Co Ltd	28,181
3,000	Tokyu Land Corp	21,862
4,000	TonenGeneral Sekiyu KK	42,585
5,000	Tosoh Corp	22,147
500	Trend Micro Inc	16,672

4

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,000	Yamada Denki Co Ltd	102,471
1,000	Yamato Transport Co Ltd	16,389
		3,444,571
	Netherlands — 4.1%
4,780	ABN Amro Holdings NV	117,514
2,875	Aegon NV	45,463
710	DSM NV	26,252
895	Heineken NV	27,396
10,930	ING Groep NV	353,096
3,012	James Hardies Industries	18,601
266	Sbm Offshore NV	20,811
		609,133
	Norway — 2.0%
3,000	Det Norske Oljeselska ASA	14,412
4,600	DnB NOR ASA	48,102
648	Golden Ocean Group Ltd *	381
600	Norsk Hydro ASA	59,914
1,050	Orkla ASA	39,019
4,900	Statoil ASA	106,605
1,400	Telenor ASA	13,060
1,200	Yara International ASA	18,286
		299,779
	Singapore — 0.9%
16,000	Capitaland Ltd	30,968
6,000	Keppel Corp Ltd	41,407
15,000	Neptune Orient Lines Ltd	25,307
22,000	Sembcorp Industrie	34,621
		132,303
	Spain — 4.0%
261	Acciona SA	28,870
1,669	ACS Actividades de Construccion y Servicios SA	48,002
1,194	Altadis SA	50,334
1,600	Endesa SA	41,511
579	Fomento de Construcciones y Contratas SA	32,012
1,473	Gas Natural SDG SA	40,108
326	Grupo Ferrovial SA	22,691
4,015	Iberdrola SA	105,355
2,238	Inditex SA	65,821
1,013	Indra Sistemas SA	19,931
533	Metrovacesa SA	34,104
985	NH Hoteles SA	14,816
973	Repsol YPF SA	28,569
1,076	Sacyr Vallehermoso SA	27,305
854	Union Fenosa SA	31,421
		590,850
	Sweden — 3.9%
900	Capio AB	15,853
2,100	Electrolux AB	48,710
6,450	Hennes & Mauritz AB Class B	201,429

5

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

8,000	Nordea AB	77,790
300	Sandvik AB	14,139
1,600	Securitas AB	24,489
3,000	Skanska AB Class B	44,663
2,800	SKF AB (B Shares)	36,409
700	Svenska Handelsbanken Class A	15,522
4,000	Swedish Match AB	45,676
5,000	Tele2 AB Class B	50,557
		575,237
	Switzerland — 3.4%
300	Alcon Inc	42,060
344	Credit Suisse Group	16,687
315	Lonza Group AG (Registered)	17,774
177	Nobel Biocare AG	40,220
1,314	Roche Holding AG (Non Voting)	196,667
64	Serono SA	46,947
273	Swiss Re (Registered)	20,098
190	Swisscom AG (Registered)	59,364
685	UBS AG (Registered)	63,029
		502,846
	United Kingdom — 20.8%
8,677	ARM Holdings Plc	18,148
4,710	AstraZeneca Plc	216,294
8,628	Barclays Plc	87,629
2,920	Barratt Developments Plc	45,599
6,820	BHP Billiton Plc	102,031
1,936	Boots Group Plc	19,927
24,161	BP Plc	265,267
1,967	British American Tobacco Plc	42,698
4,433	British Sky Broadcasting Plc	37,712
3,584	Cadbury Schweppes Plc	34,237
440	Cairn Energy Plc	13,868
37,949	Centrica Plc	150,430
9,790	Cobham Group Plc	27,994
12,501	Dixons Group Plc	32,916
1,973	Enterprise Inns Plc	29,682
2,389	Firstgroup Plc	14,113
4,810	Gallaher Group Plc	72,973
8,799	GlaxoSmithKline Plc	217,455
4,997	HBOS Plc	75,154
1,324	HSBC Holdings Plc	21,131
7,002	Imperial Tobacco Group Plc	207,728
7,640	ITV Plc	14,294
3,305	Lloyds TSB Group Plc	26,767
1,284	Man Group Plc	39,282
12,877	National Grid Transco Plc	118,918
2,431	Next Plc	57,908
9,558	O2 Plc	32,258
2,194	Reed Elsvier Plc	19,476
7,186	Rentokil Initial Plc	20,014

6

GMO International Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,594	Rio Tinto Plc	64,497
2,208	Royal Bank of Scotland Group	62,796
14,603	Royal Dutch Shell Plc Class A	449,706
2,934	Royal Dutch Shell Plc Class B	94,628
7,196	Sage Group Plc	28,836
11,595	Scottish & Southern Energy Plc	196,217
636	South African Breweries Plc	11,240
3,408	Unilever Plc	33,260
3,245	Wimpey (George) Plc	24,504
1,806	Wolseley Plc	38,307
3,628	Yell Group Plc	30,826
		3,096,720
	TOTAL COMMON STOCKS (COST $14,531,444)	14,628,017

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.5%
	Germany — 0.5%
171	Fresenius AG (Non Voting) 1.11%	22,351
1,329	Volkswagen AG 3.96%	50,653
		73,004
	TOTAL PREFERRED STOCKS (COST $71,357)	73,004

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.6%
	Cash Equivalent — 0.6%
100,000	ING Bank Time Deposit, 4.04%, due 12/01/05	100,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $100,000)	100,000
	TOTAL INVESTMENTS — 99.6% (Cost $14,702,801)	14,801,021
	Other Assets and Liabilities (net) — 0.4%	53,616
	TOTAL NET ASSETS — 100.0%	$14,854,637

Notes to Schedule of Investments:
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 90.3% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

7

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.4%
	Argentina — 0.1%
6,500	Tenaris SA ADR	726,700
	Australia — 3.7%
126,445	Alintagas Ltd	1,028,747
94,063	Australian Stock Exchange Ltd	2,113,066
604,294	Babcock & Brown Infrastructure Group (a)	685,529
263,510	Boral Ltd	1,589,446
242,606	Centennial Coal Co Ltd	714,560
838,720	CFS Gandel Retail Trust	1,190,359
93,307	Cochlear Ltd	2,734,411
1,285,421	Commonwealth Property Office Fund	1,199,988
100,021	Consolidated Minerals Ltd	220,563
446,858	CSR Ltd	1,036,640
2,895,911	DB RREEF Trust	2,945,220
60,071	Foodland Associated Ltd	1,284,901
295,773	Healthscope Ltd (a)	1,312,677
1,836,163	Investa Property Group	2,748,028
406,418	James Hardies Industries NV	2,509,937
468,652	Lion Nathan Ltd	2,566,367
189,463	Macquarie Comm Infrastructure Group	779,953
906,845	Mirvac Group Ltd	2,705,953
1,642,278	Oil Search Ltd	4,181,730
512,233	Promina Group Ltd	1,816,662
52,474	Ramsay Health Care Ltd	380,788
62,826	Record Investments Ltd	400,452
52,231	SFE Corp NPV	513,147
359,660	Valad Property Group	362,887
165,944	Worleyparsons Ltd	1,367,542
		38,389,553
	Austria — 1.8%
5,431	Andritz AG	542,316
76,675	Austrian Airlines * (a)	599,098
25,405	Betandwin.com Interactive * (a)	2,112,849
26,875	Boehler Uddeholm (Bearer)	4,372,743
43,618	Flughafen Wien AG	2,771,877
9,616	Mayr-Melnhof Karton AG (Bearer)	1,281,217
63,248	RHI AG * (a)	1,756,012
53,234	Voestalpine AG	5,049,312
		18,485,424
	Belgium — 1.0%
29,245	AGFA-Gevaert NV	576,865
25,508	CMB Cie Maritime Belge	823,334
4,721	Cofinimmo SA	733,382
22,124	Colruyt SA	2,974,245
28,089	Euronav SA	790,034
50,136	Tessenderlo Chemie (a)	1,594,070
31,347	Umicore	3,369,194

1

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

		10,861,124
	Brazil — 0.3%
34,000	Compania de Concessoes Rodoviarias	1,032,267
3,945,916	Compania Saneamento Basico SAO PA	248,914
29,133,200	Electrobras (Centro)	532,820
25,544	Tele Centro Oeste Celular Participacoes SA	256,194
19,700	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,218,248
		3,288,443
	Canada — 4.6%
61,200	Ace Aviation Holdings Inc Class A *	2,022,776
13,000	AltaGas Income Trust	320,919
931	AltaGas Utility Group Inc *	5,865
61,000	Biovail Corp	1,426,375
30,000	Bonavista Energy Trust	900,013
13,000	Calfrac Well Services Ltd	405,494
35,684	Canadian Tire Corp Class A	2,045,028
49,400	Canadian Utilities Class A	1,803,831
23,700	CCS Income Trust	711,010
38,844	Dofasco Inc	2,141,556
52,400	Duvernay Oil Corp *	1,944,367
19,100	First Quantum Minerals Ltd	484,601
65,300	FNX Mining Co Inc *	737,714
42,000	Fording Canadian Coal Trust	1,638,743
32,000	GMP Capital Corp	975,100
123,702	Hudson’s Bay Co	1,595,779
63,500	Kereco Energy Ltd *	772,897
30,900	Mega Bloks Inc *	668,774
57,700	Metro Inc Class A	1,572,760
27,200	NuVista Energy Ltd *	405,441
96,966	Onex Corp	1,600,793
45,900	Opti CDA Inc *	1,377,020
32,500	Peyto Energy Trust	727,082
56,800	Primewest Energy Trust	1,654,364
190,771	Quebecor Inc Class B	4,096,184
126,456	Quebecor World Inc	1,905,539
73,600	Real Resources Inc *	1,390,429
20,500	Ritchie Brothers Auctioneers	800,566
31,300	RONA Inc *	615,725
31,810	Sears Canada Inc	924,321
47,004	Sobeys Inc	1,591,444
35,000	Terasen Inc	1,061,415
57,100	Total Energy Trust Ltd (a)	753,731
70,900	Trican Well Service Ltd *	2,947,456
49,400	TSX Group Inc	1,795,786
114,700	Western Oil Sands Inc Class A *	2,656,490
		48,477,388
	China — 0.4%
502,000	Aluminum Corp of China Ltd	358,992
978,000	China Life Insurance Co Ltd *	769,135

2

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

4,386,992	China Petroleum & Chemical Corp Class H	1,977,388
24,000	China Telecom Corp Ltd ADR (a)	826,320
757,500	China Telecom Corp Ltd Class H	260,865
		4,192,700
	Denmark — 0.6%
40,836	Coloplast A/S (a)	2,222,037
15,153	Danske Bank A/S	1,557,852
189,699	GN Store Nord A/S	2,253,292
		6,033,181
	Finland — 2.0%
93,502	Amer Group Class A (a)	1,683,678
58,176	Elcoteq Network Corp	1,286,211
127,703	Kemira Oyj	1,848,056
110,779	Kesko Oyj Class B	2,873,686
398,819	M-real Oyj Class B	1,904,811
204,629	OKO Bank	2,532,891
332,000	Pohjola Group Plc Class D (a)	5,207,871
4,739	Rautaruukki Oyj	96,439
10,580	Stockmann Oyj AB Class B	401,162
35,100	Wartsila Oyj Class B	940,228
43,700	Yit Yhtymae Oyj	1,765,958
		20,540,991
	France — 4.7%
110,110	Alstom *	6,237,836
96,751	Business Objects SA *	3,842,531
6,629	Casino Guichard-Perrachon SA	434,918
16,172	Eurazeo	1,537,252
30,225	Generale de Sante	1,043,369
11,997	Groupe Steria SCA	615,336
485,669	Havas SA (a)	2,184,312
34,076	Michelin SA Class B	1,850,488
22,390	Neopost SA	2,108,332
12,209	Nexans SA	576,223
48,901	Pagesjaunes Groupe SA	1,188,808
155,479	Publicis Groupe	5,258,533
37,363	Remy Cointreau SA	1,530,375
1,920,475	SCOR SA	3,876,379
46,888	Soitec * (a)	820,839
19,003	Ubisoft Entertainment SA * (a)	866,041
5,870	Unilog SA	505,178
10,799	Vallourec	5,124,906
17,321	Wendel Investissement	1,711,721
127,089	Zodiac SA	7,607,242
		48,920,619
	Germany — 7.6%
118,141	Aareal Bank AG *	4,449,465
13,988	Altana AG	737,996
29,514	Balda AG	364,471
81,857	Bankgesellschaft Berlin AG *	302,422

3

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

39,440	Bilfinger & Berger AG	1,765,782
404,305	Depfa Bank Plc	6,077,995
4,281	Deutsche Wohnen AG	986,978
114,593	Hannover Rueckversicherungs AG (Registered) (a)	3,813,518
202,223	Hochtief AG	8,200,988
18,691	IKB Deutsche Industriebank AG	553,011
52,851	IVG Immobilien AG	1,022,554
69,718	IWKA AG	1,280,539
156,921	KarstadtQuelle AG * (a)	2,025,543
20,073	Lanxess AG *	634,918
75,119	MAN AG	3,740,219
141,662	Merck KGaA	11,639,689
57,629	Mobilcom AG (a)	1,171,229
26,772	Norddeutsche Affinerie AG	622,638
57,755	Rheinmetall AG	3,353,880
14,125	Rhoen-Klinikum AG	529,211
174,333	Salzgitter AG	8,725,915
69,076	Schwarz Pharma AG	3,743,531
24,607	Software AG	1,193,908
39,673	Stada Arzneimittel AG	1,268,547
194,664	Suedzucker AG (a)	4,332,439
12,166	Techem AG *	524,042
335,528	TUI AG (a)	6,467,342
712,173	WCM Beteiligungs & Grundbesitz * (a)	352,990
		79,881,760
	Hong Kong — 1.4%
381,000	Asia Satellite Telecommunications Holdings Ltd	637,602
4,222,000	Chaoda Modern Agriculture	1,642,718
334,800	Dah Sing Financial Services	2,311,198
1,108,000	Denway Investment Ltd	341,362
3,032,000	First Pacific Co	1,131,419
3,021,331	Giordano International Ltd	1,703,137
176,000	Guoco Group	1,819,623
1,285,000	Hang Lung Group Co Ltd	2,497,403
29,000	Nam Tai Electronics Inc	633,360
242,000	Orient Overseas International Ltd	785,334
192,000	Television Broadcasts Ltd	1,038,151
		14,541,307
	Indonesia — 0.0%
491,815	Astra International Tbk PT	445,435
956,761	Bumi Resources Tbk PT	65,852
		511,287
	Ireland — 1.5%
375,097	DCC Plc	6,751,713
1,881,721	Fyffes Plc	4,545,141
214,802	Kingspan Group Plc	2,620,318
67,400	Olivetti SPA	1,456,761
		15,373,933

4

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Israel — 0.1%
165,700	Bank Hapoalim B.M.	718,574
33,500	Check Point Software Technologies Ltd *	713,215
		1,431,789
	Italy — 3.4%
85,600	Aedes (a)	564,287
1,652,908	AEM SPA (a)	3,110,835
193,764	Banca Popolare di Lodi (a)	1,685,350
111,443	Banca Popolare di Milano	1,086,422
52,997	Benetton Group SPA	591,356
101,712	Buzzi Unicem SPA	1,553,939
120,912	Campari	805,266
40,429	Datamat	458,011
152,093	ERG SPA	3,707,661
187,435	Fineco SPA	1,748,153
88,419	Fondiaria - Sai SPA - RNC	2,063,456
102,000	Fornara & Co SPA * (b) (c)	—
213,400	Grassetto SPA * (b) (c)	2,516
506,840	IFIL SPA	2,085,261
497,335	Impregilo SPA * (a)	1,621,163
134,019	Italcementi SPA (a)	2,256,502
362,996	Italcementi SPA - RNC	4,174,142
35,710	Italmobiliare SPA - RNC	1,823,766
277,957	Milano Assicurazioni SPA	1,864,874
148,787	Recordati Aor Post Fraz	1,042,520
129,387	Risanamento SPA	561,588
3,311,765	Seat Pagine Gialle	1,537,620
964,517	Telcom Italia Media SPA * (a)	543,224
6,953	Tod’s SPA	435,448
		35,323,360
	Japan — 23.6%
183,200	Aderans Co Ltd (a)	4,569,589
108,000	Alps Electric Co Ltd	1,705,134
59,000	Amano Corp	943,231
29,000	AOC Holdings Inc	464,996
600	Aoyama Trading Co Ltd	18,660
17,800	Arrk Corp	1,076,219
100,000	Asics Corp	969,444
33,800	Autobacs Seven Co Ltd (a)	1,513,451
17,000	Avex Group Holding Inc	399,746
68,000	Bank of Kyoto (a)	749,240
127,000	Bosch Automotive Systems Corp (a)	618,249
143,000	Calsonic Kansei Corp (a)	883,086
22,000	Canon Sales Co Inc	459,028
128,000	Central Glass Co Ltd (a)	714,279
107,000	Chiyoda Corp	2,070,740
1,000	Chudenko Corp	15,891
78,900	Coca-Cola West Japan Co Ltd	1,721,031
126,000	Cosmo Oil Co Ltd	563,460

5

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

310	Creed Corp	1,276,433
323,000	Daicel Chemical Industries Ltd	2,071,678
657,000	Daido Steel Co Ltd	4,745,488
177,350	Daiei Inc (a)	4,210,804
113,000	Daifuku	1,914,118
17,000	Daiichikosho Co Ltd	354,734
430,000	Daikyo Inc * (a)	2,404,571
34,000	Daimaru Inc	457,434
1,531,000	Dainippon Ink and Chemicals Inc	5,550,993
293,000	Dainippon Screen Manufacturing Co Ltd	2,262,503
237,000	Denki Kagaku Kogyo	926,074
157,000	Denki Kogyo Co Ltd (a)	1,371,396
559,000	Fuji Electric Holdings Co Ltd	2,572,577
54,000	Fujita Kanko Inc (a)	354,456
202,000	Furukawa Electric Co Ltd *	1,210,983
118,100	Futaba Industrial Co Ltd (a)	2,613,710
57,100	H.I.S. Co Ltd	1,226,152
4,000	Hakuhodo Dy Holdings Inc	260,259
225,000	Hanwa Co Ltd (a)	832,691
1,922,400	Haseko Corp * (a)	7,616,255
215,000	Heiwa Real Estate Co Ltd (a)	1,312,277
27,000	Hisamitsu Pharmaceutical Co Inc	628,290
53,000	Hitachi Koki Co Ltd	836,477
1,685,000	Hitachi Zosen Corp * (a)	2,845,297
41,000	Horiba Ltd (a)	1,144,425
215	Intelligent Wave Inc	722,197
9,819	Invoice Inc (a)	646,533
2,978,000	Ishikawajima-Harima Heavy Industries Co Ltd	7,583,284
41,900	Ito En Ltd (a)	2,011,728
259,000	Iwatani International Corp (a)	847,804
257,000	JACCS Co Ltd	2,384,421
385,000	Japan Steel Works Ltd	1,743,139
23,000	Joint Corp	1,192,235
219,000	Juki Corp	1,167,857
17,000	Kaga Electronics Co Ltd	449,864
65,000	Kaken Pharmaceutical Co Ltd (a)	473,261
241,000	Kandenko Co	1,788,542
406,000	Keisei Electric Railway Co	2,701,808
513	Kenedix Inc	2,273,148
136,000	Kiyo Bank Ltd	325,937
34,000	Kohnan Shoji Co Ltd	496,652
160,000	Koito Manufacturing Co Ltd	2,293,225
36,000	Kojima Co Ltd (a)	386,114
107,800	Konami Corp	2,149,310
475,000	Kurabo Industries Ltd	1,503,215
104,000	Kyudenko Corp	674,291
27,400	Lintec Corp	521,447
365,000	Maeda Corp	2,389,684
287,000	Maruha Group Inc (a)	652,155
81,000	Maruichi Steel Tube (a)	1,676,074
110,000	Matsuzakaya Co Ltd (a)	890,947

6

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

32,000	Mediceo Paltac Holdings Co Ltd	442,533
34,000	Miraca Holdings Inc	709,962
119,000	Mitsubishi Gas Chemical Co Inc	972,261
226,000	Mitsubishi Rayon Co Ltd	1,339,891
429,000	Mitsui Engineer & Shipbuilding	1,115,679
250,000	Nagase & Co	2,978,700
40,000	NGK Spark Plug Co Ltd	841,126
205,000	Nichiro Corp	475,171
191,000	Nippon Corp	1,415,483
1,426,000	Nippon Light Metal (a)	3,545,064
455,000	Nippon Shinpan Co Ltd	4,093,348
147,000	Nippon Shokubai Corp	1,551,382
271,000	Nippon Soda Co Ltd	815,534
61,000	Nipro Corp	834,515
662,000	Nishimatsu Construction (a)	2,776,503
238,000	Nissan Chemical Industries Ltd	3,250,526
210,000	Nissan Diesel Motor Co Ltd (a)	1,300,591
460,000	Nissan Shatai Co Ltd	3,387,538
287,000	Nisshin Seifun Group Inc	2,792,290
319,000	Nisshin Steel Co Ltd	905,773
1,071,800	Nissin Company Ltd (a)	1,735,491
12,000	Nissin Kogyo Co Ltd	561,157
13,000	Nitori Co Ltd	966,997
178,000	Okasan Securities Co Ltd (a)	1,281,125
9,000	Okinawa Electric Power Co	468,796
182,000	Okuma Corp	1,630,977
61,000	OMC Card	1,043,117
484,000	Orient Corp	1,999,743
900,000	Penta Ocean Construction Co Ltd * (a)	1,748,881
28,000	Point Inc (a)	1,843,940
96,200	Q.P. Corp	816,211
173	Round One Corp (a)	644,999
130,300	Ryosan Co	3,362,905
4,000	Sanden Corp	19,823
131,000	San-In Godo Bank	1,212,237
67,000	Sanki Engineering	535,588
339,000	Sankyo-Tateyama Holdings Inc	816,394
548,000	Sankyu Inc (a)	2,480,267
162,100	Santen Pharmaceutical Co Ltd	3,860,497
145,000	Sanyo Securities Co Ltd * (b) (c)	1,210
96,000	Sanyo Shokai Ltd	778,261
239,000	Sasebo Heavy Industries * (a)	529,613
220,000	Seino Transportation Co Ltd	2,011,452
31,700	Shinko Electric Industries	2,431,745
201,000	Shinko Securities Co Ltd	833,869
41,000	Showa Corp	683,458
118,290	Sojitz Corp * (a)	657,348
21,000	Star Micronics Co Ltd	295,623
1,131,000	Sumitomo Light Metal Industry	2,617,907
409,000	Sumitomo Warehouse (a)	3,023,128
31,000	Sundrug Co Ltd	1,588,314

7

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

110,100	Suzuken Co Ltd	3,354,760
213,600	Taiheiyo Cement Co Ltd	856,472
128,000	Tamura Taiko Holdings Inc	1,085,567
96,000	Tanabe Seiyaku Co Ltd	924,658
102,000	Teikoku Oil Co Ltd (a)	1,136,153
105,000	THK Co Ltd	2,770,756
347,000	Toagosei Co Ltd	1,804,023
337,000	Toda Corp	1,939,206
1,150,000	Toho Gas Co Ltd	4,525,900
192,000	Tokuyama Corp	2,210,758
29,300	Tokyo Seimitsu Co Ltd	1,583,798
427,000	Tokyo Tatemono Co Ltd	3,561,654
27,000	Tokyo Tomin Bank Ltd	1,002,523
159,000	Toshiba Machine Co Ltd	1,414,897
236,000	Toyo Engineering (a)	1,113,097
43,000	Toyo Suisan Kaisha Ltd	688,375
995,000	Toyo Tire & Rubber Co Ltd	4,902,457
90,000	Toyoda Machine	1,192,040
157,000	Tsugami Corp	1,128,654
171,000	Tsumura & Co (a)	3,871,907
1,535,000	Ube Industries Ltd	3,929,409
72,000	Urban Corp (a)	4,780,505
66,000	Yamatake Honeywell	1,369,021
70,000	Yamato Kogyo Co	1,049,640
111,000	Yaskawa Electric Corp * (a)	1,051,816
147,000	Yodogawa Steel Works	856,269
706,000	Yokohama Rubber Co	3,772,562
96,000	Zeon Corp	1,194,947
		247,497,188
	Malaysia — 0.1%
77,006	Malakoff Berhad	159,040
164,100	Malaysian Plantations Berhad	98,165
208,800	Maxis Communications Berhad	480,771
204,400	MISC Berhad	508,565
357,000	Promet Berhad * (b) (c)	945
312,000	Rekapacific Berhad * (b) (c)	826
		1,248,312
	Mexico — 0.5%
241,000	Carso Global Telecom Class A *	524,598
136,000	Controladora Comercial Mexicana SA de CV	200,966
121,000	Fomento Economico Mexicano SA de CV	823,286
300,000	Grupo Financiero Banorte SA de CV	645,070
367,100	Grupo Mexico SA Class B	790,741
137,000	Grupo Modelo SA de CV Class C	462,636
82,000	Telefonos de Mexico SA de CV Class L ADR	1,839,260
		5,286,557
	Netherlands — 4.3%
155,201	Amstelland NV	1,822,665
48,275	Boskalis Westminster NV	2,784,968

8

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

412,043	Buhrmann NV	5,442,500
79,837	Chicago Bridge & Iron ADR	2,066,980
47,590	Corio NV	2,499,010
33,228	Crucell * (a)	878,482
151,067	CSM	4,184,754
38,303	Euronext NV	1,723,895
998,593	Hagemeyer NV * (a)	2,759,334
27,549	Hunter Douglas NV	1,455,022
39,702	Imtech NV	1,299,015
35,735	Koninklijke Wessanen NV	545,713
25,157	Nutreco Holding NV	1,081,191
194,591	OCE NV	2,770,051
31,623	Ordina NV (a)	535,727
10,722	Sbm Offshore NV	838,870
71,848	Stork NV	2,701,592
10,848	Univar NV	446,466
179,527	Van der Moolen Holding NV (a)	977,816
80,200	Van Ommeren Vopak NV	2,342,667
26,008	Vastned NV	1,628,050
51,280	Wereldhave NV	4,818,634
		45,603,402
	Norway — 0.1%
20,824	Aker ASA * (a)	560,758
	Philippines — 0.1%
262,600	Bank of the Philippine Islands	284,166
19,882	Philippine Long Distance Telephone	636,862
		921,028
	Poland — 0.2%
59,300	Polski Koncern Naftowy Orlen SA	1,065,007
90,200	Telekomunikacja Polska SA	645,525
		1,710,532
	Russia — 0.1%
15,200	Mobile Telesystems ADR	539,144
23,000	Unified Energy Systems GDR	942,770
		1,481,914
	Singapore — 2.7%
1,216,000	Ascendas Real Estate Investment Trust	1,400,314
1,195,000	Asia Food & Properties Ltd *	261,010
1,188,000	CapitaMall Trust	1,577,467
2,084,000	Cosco Investment Ltd	2,899,671
530,000	Datacraft Asia Ltd	543,992
3,001,000	GES International Ltd	1,685,528
740,000	Hyflux Ltd	1,154,334
1,237,000	Jurong Technologies Industrial Corp Ltd	1,474,819
2,000,000	Keppel Land Ltd	4,489,697
258,000	Marco Polo Developments Ltd	652,547
2,522,350	MobileOne Ltd	3,025,776
458,000	Noble Group Ltd	365,344
13,160,100	Pacific Century Region Developments Ltd *	1,553,145

9

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,674,000	Parkway Holdings Ltd	2,028,002
191,000	Singapore Exchange Ltd	310,275
444,000	Singapore Petroleum Co	1,249,238
1,033,000	SMRT Corp Ltd	658,921
2,477,000	Want Want Holdings Ltd	2,505,486
		27,835,566
	South Africa — 0.6%
33,840	ABSA Group Ltd	479,286
96,900	African Bank Investments Ltd	338,542
27,500	Barlow Ltd	434,000
44,100	Bidvest Group Ltd	596,755
10,990	Impala Platinum Holdings Ltd	1,434,421
36,900	Nedcor Ltd	498,646
49,000	Remgro Ltd	853,480
260,550	Sanlam Ltd	529,522
46,800	Telkom SA Ltd	940,725
30,604	Tiger Brands Ltd	654,701
		6,760,078
	South Korea — 2.3%
34,400	Daewoo Engineering & Construction Co Ltd	438,345
21,500	Dongkuk Steel Mill	362,024
2,270	Dongwon Financial Holding Co Ltd	76,712
27,600	Hana Bank	1,127,346
16,300	Hanjin Shipping	347,630
64,300	Hynix Semiconductor Inc *	1,348,563
23,200	Hyundai Development Co	973,482
17,400	Hyundai Engineering & Construction *	681,599
11,300	Hyundai Heavy Industries	788,708
16,500	Hyundai Mobis	1,373,101
52,900	KIA Motors Corp	1,250,444
3,300	Korea Express Co Ltd *	266,158
51,800	KT Corp ADR	1,130,794
24,300	KT Freetel Co Ltd	521,138
28,200	KT&G Corp	1,246,938
9,500	LG Cable & Machinery Ltd	271,246
14,100	LG Chemicals Ltd	711,535
72,300	LG Corp	1,949,117
16,700	LG Electronics Inc	1,262,020
7,360	LG Home Shopping Inc	785,199
10,000	Samsung SDI Co Ltd	1,038,367
43,300	Shinhan Financial Group Co Ltd	1,663,405
2,600	Shinsegae Co Ltd	1,064,491
26,100	SK Corp	1,355,282
45,900	SK Telecom Co Ltd ADR	969,867
39,000	Woori Finance Holdings Co Ltd	705,757
		23,709,268
	Spain — 2.0%
18,075	Acciona SA	1,999,348
117,779	Aguas de Barcelona SA Class A	2,693,731

10

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

48,556	Corp Financiera Alba	2,085,968
29,851	Fadesa Inmobiliaria SA	952,461
29,949	Fomento de Construcciones y Contratas SA	1,655,832
66,405	Gestevision Tecinco	1,588,581
115,278	Indra Sistemas SA	2,268,099
32,275	Inmobiliaria Colonia SA	1,779,878
914,778	Jazztel Plc *	846,209
22,013	Metrovacesa SA	1,408,500
58,465	Red Electrica de Espana	1,616,965
91,638	Sacyr Vallehermoso SA	2,325,414
		21,220,986
	Sweden — 2.8%
40,400	Capio AB	711,621
37,800	Elekta AB B Shares	567,842
107,100	Eniro AB (a)	1,164,720
66,900	Fabege AB	1,128,612
95,855	Getinge AB	1,231,215
69,838	Holmen AB Class B	2,179,046
323,917	Kinnevik Investment AB	2,599,615
44,019	Lundbergforetagen AB Class B	1,782,060
67,000	Lundin Petroleum AB *	679,348
44,200	Modern Times Group AB *	1,710,422
1,300	SAAB AB Class B	24,694
67,200	Skanska AB Class B	1,000,454
88,220	SSAB Swedish Steel Class A	2,830,133
756,952	Swedish Match AB	8,643,551
313,600	Tele2 AB Class B (a)	3,170,956
		29,424,289
	Switzerland — 1.1%
23,425	Baloise Holding Ltd	1,246,502
5,862	Charles Voegele Holding AG	426,508
180,623	Converium Holding AG *	1,732,739
2,652	Fischer (George) AG (Registered) *	853,378
3,446	Forbo Holdings AG (Registered) *	717,800
4,820	Helvetia Patria Holding (Registered)	919,909
443	Jelmoli Holding AG (Bearer)	595,156
190	Jelmoli Holding AG (Registered)	51,384
38,360	Logitech International SA *	1,752,680
36	Motor-Columbus (Bearer)	159,617
886	Movenpick Holdings (Bearer) *	185,434
998	Sulzer AG (Registered)	480,214
13,951	Valora Holding AG	2,525,699
		11,647,020
	Taiwan — 1.7%
532,857	Acer Inc	1,179,947
445,770	Asustek Computer Inc	1,259,139
1,042,630	AU Optronics Corp	1,487,829
381,000	Chi Mei Optoelectronics Corp	460,331
723,000	China Bills Finance Corp	220,762

11

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

911,000	China Development Financial Holding Corp *	327,917
753,818	Compal Electronics Inc	660,131
233,546	Delta Electronics Inc	469,051
848	Far Eastern International Bank	407
736,130	Far Eastern Textile Co Ltd	449,115
288,000	Far Eastone Telecommunications Co Ltd	327,635
638,316	Formosa Chemicals & Fibre Co	1,003,473
928,941	Formosa Plastics Corp	1,392,543
853,000	Fubon Financial Holding Co Ltd	680,382
271,451	GigaByte Technology Co Ltd	245,047
144,920	High Tech Computer Corp	2,137,975
699,884	Inventec Co Ltd	404,559
594,640	Lite-On Technology Corp	746,689
1,710,000	Mega Financial Holdings Co Ltd	1,120,205
876,000	Powerchip Semiconductor	480,890
443,550	Quanta Computer Inc	679,371
274,150	Realtek Semiconductor Corp	306,548
449,000	Siliconware Precision Industries Co	472,420
996,144	Taishin Financial Holdings Co Ltd	523,682
715,000	Taiwan Cellular Corp	632,124
		17,668,172
	Thailand — 0.1%
168,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (c)	90,336
280,000	Kasikornbank Pcl NVDR (c)	413,719
48,000	PTT Exploration & Production Pcl (Foreign Registered) (c)	497,994
		1,002,049
	Turkey — 0.1%
132,598	Akbank TAS	1,043,968
27,411	Tupras-Turkiye Petrol Rafineriler AS	477,085
		1,521,053
	United Kingdom — 18.9%
204,692	Abbot Group Plc	892,111
213,175	Aberdeen Asset Management	453,445
120,671	Admiral Group Plc	923,587
1,158,540	Aegis Group Plc	2,384,591
531,876	Aggreko Plc	2,331,324
877,008	AMEC Plc	5,243,982
239,547	Amlin	991,450
357,151	Arriva Plc	3,531,599
222,434	Ashtead Group Plc *	648,009
83,342	Associated British Ports	824,222
109,784	Autonomy Corp Plc *	672,144
129,903	AWG Plc	2,246,455
136,618	Balfour Beatty Plc	792,039
906,343	Barratt Developments Plc	14,153,637
735,799	BBA Group Plc	3,972,983
91,136	Bellway Plc	1,618,677
415,429	Berkeley Group Holdings	7,267,127
510,737	Bradford & Bingley Plc	3,266,321

12

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

149,657	Brambles Industries Plc	1,010,728
637,056	Brit Insurance Holdings Plc	932,803
265,776	Bunzl Plc	2,711,113
59,207	Burren Energy Plc	926,462
746,092	Cable & Wireless Plc	1,532,306
2,751,522	Cobham Group Plc	7,867,923
262,909	Computacenter Plc	1,191,259
153,406	Countrywide Plc	1,010,473
88,398	Crest Nicholson Plc	675,140
232,748	Croda International Plc	1,811,142
160,708	CSR Plc *	2,340,673
108,738	Dana Petroleum (Ordinary Shares) *	1,735,609
160,706	De la Rue (Ordinary Shares)	1,168,113
1,037,683	DSG International Plc	2,732,332
534,000	First Choice Holidays Plc	1,972,630
148,936	Firstgroup Plc	879,859
509,524	GKN Plc	2,496,990
21,077	Go-Ahead Group Plc	562,256
187,243	Gyrus Group Plc *	1,167,136
171,821	Helphire Group Plc	1,032,527
456,759	Henderson Group (Ordinary Shares) *	501,742
175,819	Hiscox Plc	655,416
296,886	HMV Group Plc	957,528
72,465	Homeserve Plc	1,469,860
370,153	ICAP Plc	2,313,088
454,409	IMI Plc	3,682,331
82,443	Inchcape Plc	3,347,666
6,521,232	Invensys Plc *	1,969,050
32,444	Investec Plc	1,316,681
124,084	Johnson Matthey Plc	2,667,845
276,074	Kelda Group Plc	3,489,812
118,454	London Stock Exchange	1,223,478
111,619	Luminar Plc	949,545
278,146	Michael Page International Plc	1,229,466
330,671	Mitchells & Butlers Plc	2,120,176
35,490	Morgan Sindall Plc	563,431
96,082	National Express Group Plc	1,494,471
1,619,767	Northern Foods Plc	4,293,314
381,867	Northgate Info Solutions Plc *	569,315
432,613	Paragon Group Cos Plc	4,480,008
247,520	Peninsular & Oriental Steam Navigation Co	1,876,052
78,562	Pennon Group Plc	1,529,349
101,114	Persimmon Plc	1,921,448
141,866	Punch Taverns Plc	2,027,775
371,548	Rank Group Plc	1,976,571
84,604	Rotork Plc	875,445
3,636,059	Royal & Sun Alliance Insurance Group	7,116,780
347,788	Sage Group Plc	1,393,673
90,127	Schroders Plc	1,377,547
46,286	Schroders Plc (New shares)(Non Voting)	664,699
875,994	Signet Group Plc	1,558,226

13

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

656,115	Smith WH Plc	4,427,187
345,555	Somerfield Plc	1,166,009
185,325	Tate & Lyle Plc	1,752,609
1,943,087	Taylor Woodrow Plc	11,401,422
235,124	TDG Plc	982,130
1,567,248	THUS Group Plc *	426,062
459,244	Tomkins Plc	2,277,112
156,518	Torex Retail Plc	307,838
164,765	Travis Perkins Plc	3,598,233
599,042	Tullow Oil Plc	2,730,980
193,893	Venture Production (Ordinary Shares) *	1,673,493
113,349	Victrex Plc	1,251,824
91,169	VT Group Plc	604,528
173,253	Wilson Bowden Plc	3,870,068
1,471,767	Wimpey (George) Plc	11,113,617
282,429	Wood Group (John) Plc	991,343
		198,157,420
	TOTAL COMMON STOCKS (COST $774,584,561)	990,235,151

Shares	Description	Value ($)
	PREFERRED STOCKS — 2.9%
	Brazil — 1.0%
81,654	Banco Bradesco SA 3.66%	2,506,872
77,560	Banco Itau Holding Financeira SA 2.79%	1,971,119
2,563,900	Companhia de Bebidas das Americas 3.03%	1,004,034
24,187,500	Compania Energetica de Minas Gerais 4.11%	980,014
30,350,700	Electrobras (Centro) SA Class B 8.09%	558,530
17,100	Empresa Brasileira de Aeronautica SA ADR 2.77%	644,841
24,500	Gerdau Metalurgica SA 6.19%	471,432
388,003	Investimentos Itau SA 4.28%	1,329,441
39,300	Tele Norte Leste Participacs SA 6.21%	739,450
		10,205,733
	Germany — 1.4%
69,686	Fresenius AG (Non Voting) 1.47%	9,108,662
182,373	Hugo Boss AG 3.30% (a)	6,245,621
		15,354,283
	Italy — 0.4%
46,119	Compagnia Assicuratrice Unipol 5.56%	105,269
242,278	IFI Istituto Finanziario Industries * (a)	3,764,782
		3,870,051
	South Korea — 0.1%
9,800	Hyundai Motor Co 3.72%	547,868
6,260	LG Electronics Inc 3.88%	305,231
		853,099
	TOTAL PREFERRED STOCKS (COST $15,765,629)	30,283,166

14

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 0.1%
	Canada — 0.1%
24,000	Energy Savings Income Fund	388,805
42,100	Keyera Facilities Income Fund	710,899
		1,099,704
	TOTAL MUTUAL FUNDS (COST $1,087,548)	1,099,704

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Hong Kong — 0.0%
307,764	Global Bio-Chem Technology Group Ltd Warrants, Expire 5/31/07 *	675
29,000	Nam Tai Electronics Inc	633,360
	Spain — 0.0%
117,700	Aguas de Barcelona SA Rights, Expired 11/21/05 *	23,590
	United Kingdom — 0.0%
54,892	Autonomy Corp Plc Rights, Expire 12/19/05 *	93,029
	TOTAL RIGHTS AND WARRANTS (COST $105,448)	117,294

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 13.6%
	Cash Equivalent(s) — 13.2%
19,300,000	HBOS Treasury Services Plc - Time Deposit, 4.00%, due 12/01/05 (d)	19,300,000
119,127,488	The Boston Global Investment Trust (e)	119,127,488
		138,427,488
	U.S. Government — 0.4%
4,950,000	U.S. Treasury Bill, 3.74%, due 02/23/06 (d) (f)	4,906,599
	TOTAL SHORT-TERM INVESTMENT(S) (COST $143,334,593)	143,334,087
	TOTAL INVESTMENTS — 111.0% (Cost $934,877,779)	1,165,069,402
	Other Assets and Liabilities (net) — (11.0%)	(115,828,969)
	TOTAL NET ASSETS — 100.0%	$1,049,240,433

15

GMO International Small Companies Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$935,123,800	$256,472,202	$(26,526,600)	$229,945,602

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Forward Currency Contracts

Settlement		Units of		Net Unrealized Appreciation
Date	Deliver/Receive	Currency	Value	(Depreciation)
Buys
2/24/06	CAD	56,960,371	$48,944,838	$669,095
2/24/06	CHF	88,125,525	67,539,541	(92,798)
2/24/06	JPY	5,729,796,919	48,315,736	(451,260)
2/24/06	NOK	252,809,005	37,684,496	(232,447)
2/24/06	NZD	6,083,758	4,244,315	86,170
2/24/06	SEK	182,682,457	22,766,705	184,825
2/24/06	SGD	10,201,092	6,049,071	21,581
				$185,166
Sales
2/24/06	AUD	34,452,957	$25,386,971	$(85,678)
2/24/06	CAD	3,682,800	3,164,552	(57,150)
2/24/06	DKK	30,837,800	4,900,116	(18,219)
2/24/06	EUR	68,905,134	81,607,244	(100,109)
2/24/06	GBP	38,443,631	66,462,350	(379,505)
2/24/06	HKD	106,216,510	13,701,979	3,030
2/24/06	NZD	4,515,001	3,149,877	(77,870)
				$(715,501)

16

GMO International Small Companies Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Futures Contracts

				Net Unrealized
		Expiration		Appreciation
Contracts	Type	Date	Contract Value	(Depreciation)
Buys
49	CAC 40	December 2005	$2,642,446	$29,912
45	DAX	December 2005	6,907,761	258,127
112	S&P/MIB	December 2005	22,541,254	183,936
6	HANG SENG	December 2005	576,625	(2,823)
7	IBEX 35	December 2005	872,548	8,328
49	OMXS 30	December 2005	553,560	(7,433)
9	TOPIX	December 2005	1,153,076	27,707
				$497,754
Sells
167	FTSE 100	December 2005	$15,706,467	$(40,511)
40	SPI 200	December 2005	3,417,920	(75,270)
				$(115,781)

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
ADR – American Depositary Receipt
Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.
GDR – Global Depository Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $112,261,460 collateralized by cash in the amount of $119,127,488 which was invested in a short-term instrument.

(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	Rate shown represents yield-to-maturity.
(e)	All or a portion of this security represents investment of security lending collateral.
(f)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 89.0% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar

17

GMO International Small Companies Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

18

GMO Taiwan Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%
	Taiwan — 97.2%
1,010,000	Accton Technology Corp *	454,094
6,318,746	Acer Inc	13,992,095
2,358,000	Arima Computer Corp *	495,204
3,055,761	Asia Cement Corp	1,697,707
79,385	Asia Optical Co Inc	484,910
10,016,490	Asustek Computer Inc	28,292,972
3,000,450	AU Optronics Corp	4,281,631
2,846,180	Cheng Loong Corp	667,677
7,702,000	China Bills Finance Corp	2,351,746
16,858,037	China Development Financial Holding Corp *	6,068,099
330,000	China Manmade Fibers *	80,565
2,126,000	China Petrochemical Development Corp *	449,254
2,355,677	Chinatrust Financial Holding Co	1,896,315
1,850,770	Chung Hung Steel Corp	450,871
1,389,200	Chung HWA Pulp Corp	490,256
4,522,000	Chunghwa Telecom Co Ltd	7,688,351
5,300	Chunghwa Telecom Co Ltd ADR	92,326
1,899,122	Compal Electronics Inc	1,663,094
1,264,000	Compeq Manufacturing Co Ltd *	573,142
175,000	Continental Engineering Corp	64,181
1,893,203	Delta Electronics Inc	3,802,285
414,871	E.Sun Financial Holdings Co Ltd	259,540
1,058,000	Elitegroup Computer Systems *	722,813
3,000,500	Evergreen Marine Corp	1,896,245
3,570,772	Far Eastern International Bank	1,711,803
4,264,573	Far Eastern Textile Co Ltd	2,601,828
1,105,000	Far Eastone Telecommunications Co Ltd	1,257,073
4,782,750	Federal Corp	2,050,080
4,670,592	Formosa Chemicals & Fibre Co	7,342,468
2,836,755	Formosa Petrochemical Corp	5,145,432
6,160,917	Formosa Plastics Corp	9,235,613
3,213,000	Formosa Taffeta Co	1,507,092
2,328,000	Fubon Financial Holding Co Ltd	1,856,892
108,000	Giant Manufacturing Inc	196,459
1,777,862	GigaByte Technology Co Ltd	1,604,932
4,276,080	Goldsun Development & Construction Co Ltd *	1,057,681
2,593,000	Grand Pacific Petrochem *	573,887
746,000	Hannstar Display Corp	155,116
632,760	High Tech Computer Corp	9,334,979
4,054,396	Hon Hai Precision Industry Co Ltd	20,563,072
123,000	Hotai Motor Company Ltd	313,516
1,271,395	Hua Nan Financial Holdings Co Ltd	798,533
1,617,157	International Bank of Taipei	984,567
6,776,453	Inventec Co Ltd	3,917,041
6,992,920	KGI Securities Co Ltd	2,359,614
2,727,702	Kinpo Electronics	1,118,654
62,000	Largan Precision Co Ltd	769,117

1

GMO Taiwan Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

496,000	Lee Chang Yung Chem Industries	325,112
2,391,040	Lite-On Technology Corp	3,002,428
808,325	MediaTek Inc	8,413,849
7,020,000	Mega Financial Holdings Co Ltd	4,598,738
1,802,500	Micro-Star International Co Ltd	1,014,241
2,925,252	Mitac International Corp	4,013,292
297,000	Nien Hsing Textile Co Ltd	190,125
57,000	Nien Made Enterprise	67,679
677,587	Novatek Microelectronics	3,661,677
1,291,690	Oriental Union Chemical	830,516
607,520	Premier Camera Taiwan Ltd	750,624
1,707,555	Quanta Computer Inc	2,615,406
2,057,300	Realtek Semiconductor Corp	2,300,422
5,562,000	Sampo Corp *	768,844
1,617,588	Shin Kong Financial Holdings	1,215,284
2,009,200	Silicon Integrated Systems *	1,459,941
1,173,831	Siliconware Precision Industries Co	1,235,059
1,690,701	Sinopac Holdings Co	767,793
2,352,516	Systex Corp	611,905
1,232,000	Taichung Commercial Bank *	259,880
3,184,634	Taishin Financial Holdings Co Ltd	1,674,191
6,979,000	Taiwan Cellular Corp	6,170,060
8,035,205	Taiwan Cement Corp	5,020,759
567,400	Taiwan Fertilizer Co Ltd	587,551
99,000	Taiwan FU Hsing Ind Co Ltd	105,083
24,811,891	Taiwan Semiconductor Manufacturing Co Ltd	44,103,061
235,409	Taiwan Semiconductor Manufacturing Co Ltd ADR	2,255,218
1,060,000	Taiwan Synthetic Rubber Corp	561,581
1,353,000	Taiwan TEA Corp *	229,262
820,000	Tatung Co *	208,098
168,720	Tsann Kuen Enterprises Co Ltd	256,307
611,000	Tung Ho Steel Enterprise	327,053
1,156,000	U-Ming Marine Transport Co	1,202,870
813,000	Via Technologies Inc *	452,935
143,000	Waffer Technology Co Ltd	135,316
9,787,578	Walsin Lihwa Corp	3,042,354
2,309,463	Wan Hai Lines Ltd	1,400,768
3,973,000	Waterland Financial Holdings	1,312,416
1,364,090	Wintek Corp	1,841,252
1,805,330	WUS Printed Circuit Co Ltd	557,848
777,296	Ya Hsin Industrial Co Ltd	741,230
4,118,252	Yang Ming Marine Transport	2,576,231
3,780,000	Yieh Phui Enterprise	1,291,057
299,475	Yulon Motor Co Ltd	312,945
168,720	Zyxel Communications Corp	305,049
		270,144,132
	TOTAL COMMON STOCKS (COST $245,508,721)	270,144,132

2

GMO Taiwan Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 1.0%
	Cash Equivalent(s) — 1.0%
2,700,000	HSBC Bank USA Time Deposit, 3.97%, due 12/01/05	2,700,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $2,700,000)	2,700,000
	TOTAL INVESTMENTS — 98.2% (Cost $248,208,721)	272,844,132
	Other Assets and Liabilities (net) — 1.8%	5,142,178
	TOTAL NET ASSETS — 100.0%	$277,986,310

3

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$248,608,114	$43,128,565	$(18,892,547)	$24,236,018

Notes to Schedule of Investments:
ADR – American Depositary Receipt
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 96.0% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

4

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%
	Australia — 2.6%
84,857	Australia and New Zealand Banking Group Ltd	1,492,235
216,466	BHP Billiton Ltd	3,475,823
62,471	Boral Ltd	376,814
45,208	Commonwealth Bank of Australia	1,392,456
156,685	General Property Trust Units	452,926
35,789	Macquarie Bank Ltd	1,783,642
135,109	National Australia Bank Ltd	3,218,737
85,756	Rinker Group Ltd	982,150
130,965	Santos Ltd	1,101,391
437,095	Telstra Corp Ltd	1,236,954
49,785	Woodside Petroleum Ltd	1,276,746
141,450	Woolworths Ltd	1,772,903
		18,562,777
	Austria — 1.2%
6,722	Boehler Uddeholm (Bearer)	1,093,715
6,941	Flughafen Wien AG	441,093
446	Lenzing AG	90,505
98,840	OMV AG	5,431,527
18,046	Voestalpine AG	1,711,686
		8,768,526
	Belgium — 1.6%
6,470	Colruyt SA	869,796
18,354	Delhaize Group	1,158,998
115,924	Dexia	2,522,490
147,719	Fortis	4,376,658
45,552	UCB SA	2,239,693
		11,167,635
	Brazil — 0.4%
8,719	Banco do Brasil SA	155,110
12,000	Compania de Concessoes Rodoviarias	364,329
8,000	Compania Vale Do Rio Doce	347,447
7,992,200	Electrobras (Centro)	146,170
53,700	Petroleo Brasileiro SA (Petrobras)	916,324
3,200	Petroleo Brasileiro SA (Petrobras) ADR	216,320
7,600	Unibanco-Uniao de Bancos Brasileiros SA GDR	469,984
		2,615,684
	Canada — 1.8%
86,664	Canadian Natural Resources	3,927,421
71,864	EnCana Corp	3,188,959
15,700	National Bank of Canada	831,125
59,700	Petro-Canada	2,279,720
29,500	Royal Bank of Canada	2,250,966
		12,478,191

1

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	China — 0.4%
234,000	China Mobile Ltd	1,144,112
1,186,000	China Petroleum & Chemical Corp Class H	534,576
6,300	China Telecom Corp Ltd ADR	216,909
288,300	China Telecom Corp Ltd Class H	99,284
1,108,000	PetroChina Co Ltd Class H	870,386
		2,865,267
	Denmark — 0.3%
210	AP Moller-Maersk A/S	1,970,660
	Finland — 2.7%
86,600	Fortum Oyj	1,519,545
23,000	Kemira Oyj	332,845
60,900	Metso Oyj	1,592,512
523,550	Nokia Oyj	8,923,621
25,300	Orion-Yhtymae OY	448,448
81,100	Rautaruukki Oyj	1,650,386
208,062	Sampo Oyj Class A	3,390,018
28,500	Yit Yhtymae Oyj	1,151,712
		19,009,087
	France — 5.9%
83,756	Arcelor	1,995,556
95,346	BNP Paribas	7,513,343
4,173	Bongrain SA	230,976
28,291	Business Objects SA *	1,123,596
5,024	Chargeurs International SA	108,631
36,812	Cie de Saint-Gobain	2,123,025
693	Elf Gabon	492,990
1,821	Eramet	158,692
2,228	Esso S.A.F.	439,780
21,176	L’Oreal SA	1,526,150
21,643	LVMH Moet Hennessy Louis Vuitton SA	1,847,264
65,791	Peugeot SA	3,939,161
19,427	Renault SA	1,509,835
57,493	Sanofi-Aventis	4,623,848
17,708	Schneider Electric SA	1,521,072
21,654	Societe Generale	2,567,811
16,784	Suez Lyon des Eaux VVR Strip	198
30,956	Suez SA	880,541
16,784	Suez SA Class B	478,258
28,137	Total SA	7,019,952
13,128	Vinci SA	1,044,392
		41,145,071
	Germany — 7.3%
14,116	Adidas-Salomon AG	2,475,794
22,500	Allianz AG (Registered)	3,266,055
24,600	Altana AG	1,297,876
30,915	BASF AG	2,272,899
22,888	Bayer AG	912,170
57,981	Bayerische Motoren Werke AG	2,547,742

2

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

54,172	DaimlerChrysler AG (Registered)	2,730,953
23,700	Deutsche Bank AG (Registered)	2,311,094
24,100	Deutsche Boerse AG	2,376,837
71,870	E. On AG	6,837,330
12,000	IWKA AG	220,409
36,900	MAN AG	1,837,273
30,200	Merck KGaA	2,481,390
35,800	Muenchener Rueckversicherungs AG (Registered)	4,670,244
30,800	RWE AG	2,125,005
16,220	Salzgitter AG	811,862
47,000	Schering AG	3,040,267
58,361	Suedzucker AG	1,298,881
135,002	ThyssenKrupp AG	2,714,185
67,200	TUI AG	1,295,288
71,671	Volkswagen AG	3,747,174
		51,270,728
	Greece — 0.2%
31,935	National Bank of Greece SA	1,246,927
	Hong Kong — 1.0%
168,000	Cheung Kong Holdings Ltd	1,742,054
346,400	CLP Holdings Ltd	2,040,345
389,000	Hang Lung Group Co Ltd	756,023
507,500	Hong Kong Electric Holdings Ltd	2,472,048
		7,010,470
	Indonesia — 0.0%
154,999	Astra International Tbk PT	140,382
	Ireland — 1.0%
61,277	Allied Irish Banks Plc	1,322,419
84,208	Anglo Irish Bank Corp	1,154,790
107,313	Bank of Ireland	1,658,109
89,154	CRH Plc	2,358,516
79,446	Greencore Group	313,756
		6,807,590
	Israel — 0.2%
103,000	Bank Hapoalim B.M.	446,670
7,700	Check Point Software Technologies Ltd *	163,933
24,100	Teva Pharmaceutical Industries ADR	985,208
		1,595,811
	Italy — 4.8%
222,250	Banca Intesa SPA (Savings Shares)	1,022,819
272,302	Banca Monte dei Paschi di Siena SPA	1,302,604
83,500	Banca Popolare di Milano	814,015
222,000	Capitalia SPA	1,240,612
881,466	Enel SPA	6,942,387
482,760	ENI SPA	13,081,099
166,303	Fiat SPA *	1,350,245
58,812	Mediobanca SPA	1,033,676
101,372	Sanpaolo IMI SPA	1,534,367

3

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,356,274	Telecom Italia Di RISP	3,218,882
303,500	UniCredito Italiano SPA	1,883,599
		33,424,305
	Japan — 23.7%
16,270	Acom Co Ltd	967,029
77,100	Aeon Co Ltd	1,716,614
153,000	AIOI Insurance Co Ltd	955,997
58,000	Alps Electric Co Ltd	915,720
52,000	Chiyoda Corp	1,006,341
131,900	Chubu Electric Power Co Inc	3,144,864
25,200	Chugoku Electric Power Co Inc	476,871
182,000	Cosmo Oil Co Ltd	813,887
31,850	Daiei Inc	756,212
127,941	Daiichi Sankyo Co Ltd	2,333,287
28,400	Daito Trust Construction Co Ltd	1,383,755
72,800	Eisai Co Ltd	2,797,553
28,300	Fanuc Ltd	2,310,390
322,000	Fuji Heavy Industries Ltd	1,719,728
268,000	Furukawa Electric Co Ltd	1,606,650
674,000	Haseko Corp *	2,670,285
143,200	Honda Motor Co Ltd	7,966,798
57,000	Hoya Corp	2,054,666
47,000	Ibiden Co Ltd	2,510,835
675,000	Ishikawajima-Harima Heavy Industries Co Ltd	1,718,844
426,000	Isuzu Motors Ltd	1,630,671
483,000	Itochu Corp	3,625,795
76,000	JACCS Co Ltd	705,121
187	Japan Tobacco Inc	2,501,801
272,000	Kajima Corp	1,362,226
112,000	Kamigumi Co Ltd	918,907
55,000	Kandenko Co	408,174
85,000	Kansai Electric Power Co Inc	1,805,641
121,000	Kao Corp	2,840,300
658,000	Kobe Steel Ltd	1,907,654
165,000	Komatsu Ltd	2,284,444
46,000	Kyudenko Corp	298,244
74,300	Kyushu Electric Power Co Inc	1,583,007
566,000	Marubeni Corp	2,790,574
93,000	Matsushita Electric Industrial Co Ltd	1,869,310
473,000	Mazda Motor Corp	2,056,517
288,000	Mitsubishi Corp	5,853,526
100,000	Mitsubishi Estate Co Ltd	1,454,203
1,219,000	Mitsubishi Motors Corp	2,564,928
224	Mitsubishi Tokyo Financial Group Inc	2,814,172
162,000	Mitsui & Co	1,987,208
158,000	Mitsui OSK Lines Ltd	1,158,861
252,000	Mitsui Trust Holding Inc	3,093,661
670	Mizuho Financial Group Inc	4,703,177
59,000	Nagase & Co	702,973
76,000	Nikon Corp	1,146,721

4

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

43,000	Nippon Corp	318,669
146,000	Nippon Shinpan Co Ltd	1,313,470
499,000	Nippon Steel Corp	1,683,265
783	Nippon Telegraph & Telephone Corp	3,515,733
228,000	Nippon Yusen Kabushiki Kaisha	1,380,983
94,000	Nissan Chemical Industries Ltd	1,283,821
411,400	Nissan Motor Co	4,221,935
78,100	Nisshin Seifun Group Inc	759,853
37,400	Nitto Denko Corp	2,554,466
381	NTT Data Corp	1,339,171
24,300	Ono Pharmaceutical Co Ltd	1,008,402
10,800	ORIX Corp	2,316,423
22,700	Promise Co Ltd	1,368,656
1,133	Resona Holdings Inc *	3,640,002
16,200	Ryosan Co	418,105
22,500	Secom Co	1,156,600
192,000	Shimizu Corp	1,258,512
38,000	Shin-Etsu Chemical Co Ltd	1,970,181
11,600	Shinko Electric Industries	889,850
9,400	SMC Corp	1,255,380
213,000	Sumitomo Heavy Industries Ltd	1,545,265
886,000	Sumitomo Metal Industries Ltd	3,044,714
259,000	Taiheiyo Cement Co Ltd	1,038,513
302,000	Taisei Corp	1,287,546
67,000	Taisho Pharmaceutical Co Ltd	1,203,853
313,900	Takeda Pharmaceutical Co Ltd	17,194,058
37,500	Terumo Corp	1,036,120
79,800	Tohoku Electric Power Co Inc	1,537,094
87,000	Tokuyama Corp	1,001,749
68,400	Tokyo Electric Power Co Inc	1,643,319
127,000	Tokyu Land Corp	925,493
108,000	TonenGeneral Sekiyu KK	1,149,805
160,000	Toshiba Corp	838,144
451,000	Ube Industries Ltd	1,154,504
30,000	Urban Corp	1,991,877
23,900	Yamada Denki Co Ltd	2,449,060
		166,588,733
	Malaysia — 0.0%
49,000	Malakoff Berhad	101,200
55,120	Malaysian International Shipping Berhad (Foreign Registered)	137,143
54,700	Maxis Communications Berhad	125,949
		364,292
	Mexico — 0.5%
27,000	America Movil SA de CV Class L ADR	775,440
207,320	Cemex SA de CV CPO	1,166,114
32,000	Fomento Economico Mexicano SA de CV	217,729
116,000	Grupo Financiero Banorte SA de CV	249,427
120,000	Grupo Mexico SA Class B	258,483
36,800	Telefonos de Mexico SA de CV Class L ADR	825,424
		3,492,617

5

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Netherlands — 5.8%
458,873	ABN Amro Holdings NV	11,281,221
335,734	Aegon NV	5,309,035
43,981	Akzo Nobel NV	1,970,333
5,579	Boskalis Westminster NV	321,851
45,860	DSM NV	1,695,634
2,671	Gamma Holdings NV	112,844
60,607	Heineken NV	1,855,167
489,510	ING Groep NV	15,813,713
85,348	Koninklijke Ahold NV	639,433
2,252	Koninklijke Ten Cate	226,812
19,535	Koninklijke Wessanen NV	298,321
21,786	Van Ommeren Vopak NV	636,376
9,956	Wereldhave NV	935,537
		41,096,277
	Norway — 2.0%
194,260	DnB NOR ASA	2,031,366
21,304	Frontline Ltd	861,055
45,861	Norsk Hydro ASA	4,579,510
61,600	Orkla ASA	2,289,142
201,715	Statoil ASA	4,388,552
		14,149,625
	Philippines — 0.0%
6,240	Philippine Long Distance Telephone	199,880
	Poland — 0.1%
16,100	Polski Koncern Naftowy Orlen SA	289,150
19,900	Telekomunikacja Polska SA	142,416
		431,566
	Russia — 0.3%
5,600	JSC Mining & Smelting Co ADR	476,000
24,700	Lukoil ADR	1,407,900
6,900	Unified Energy Systems GDR	282,831
		2,166,731
	Singapore — 0.9%
529,000	Capitaland Ltd	1,023,875
304,000	DBS Group Holdings Ltd	2,942,217
67,500	Fraser & Neave Ltd	690,541
166,000	Keppel Corp Ltd	1,145,584
610,380	Singapore Telecommunications	903,994
		6,706,211
	South Africa — 0.4%
43,900	AVI Ltd	104,965
10,500	Barlow Ltd	165,709
96,096	FirstRand Ltd	234,476
2,600	Impala Platinum Holdings Ltd	339,354
6,492	Imperial Holdings Ltd *	123,160
25,000	MTN Group Ltd	207,942
13,519	Nedcor Ltd	182,688
17,000	Remgro Ltd	296,105

6

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

70,600	Sanlam Ltd	143,482
14,800	Sasol Ltd	492,652
24,295	Standard Bank Group Ltd	256,665
60,300	Steinhoff International Holdings	160,189
12,480	Tiger Brands Ltd	266,980
		2,974,367
	South Korea — 1.8%
460	Daewoo Engineering & Construction Co Ltd	5,862
1,706	Dong-A Pharm	147,400
7,500	Dongkuk Steel Mill	126,287
2,600	Dongwon Financial Holding Co Ltd	87,864
9,700	Hana Bank	396,205
8,400	Hanjin Shipping	179,147
2,200	Honam Petrochemical Co	105,854
19,000	Hynix Semiconductor Inc *	398,487
6,840	Hyundai Development Co	287,009
7,400	Hyundai Engineering & Construction *	289,875
11,700	Hyundai Marine & Fire Insurance Co	122,271
4,800	Hyundai Mobis	399,448
10,500	Hyundai Motor Co	861,547
700	KCC Corporation	158,214
15,900	KIA Motors Corp	375,842
13,900	Kookmin Bank	913,819
19,830	Korea Electric Power Corp	661,469
1,600	Korea Express Co Ltd *	129,046
13,800	KT Corp ADR	301,254
7,900	KT Freetel Co Ltd	169,424
7,300	KT&G Corp	322,789
4,400	LG Cable & Machinery Ltd	125,630
4,600	LG Chemicals Ltd	232,132
23,800	LG Corp	641,618
4,100	LG Electronics Inc	309,837
5,500	LG Engineering & Construction Ltd	264,110
928	LG Home Shopping Inc	99,003
22,060	LG Investment & Securities Co Ltd	458,408
3,790	Samsung Electronics Co Ltd	2,180,038
2,700	Samsung SDI Co Ltd	280,359
12,300	Shinhan Financial Group Co Ltd	472,514
700	Shinsegae Co Ltd	286,594
7,100	SK Corp	368,678
700	SK Telecom Co Ltd	131,519
19,500	SK Telecom Co Ltd ADR	412,035
		12,701,588
	Spain — 2.0%
37,706	ACS Actividades de Construccion y Servicios SA	1,084,467
30,971	Altadis SA	1,305,609
165,923	Endesa SA	4,304,767
148,722	Iberdrola SA	3,902,509
114,883	Repsol YPF SA	3,373,201
		13,970,553

7

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Sweden — 2.3%
37,900	Electrolux AB	879,100
161,050	Hennes & Mauritz AB Class B	5,029,482
21,200	Holmen AB Class B	661,471
380,300	Nordea AB	3,697,953
130,100	Skanska AB Class B	1,936,891
206,000	Swedish Match AB	2,352,291
191,900	Tele2 AB Class B	1,940,390
		16,497,578
	Switzerland — 3.5%
6,497	Bobst Group AG (Registered)	247,334
57,600	Credit Suisse Group	2,794,162
263	Movenpick Holdings (Bearer) *	55,044
12,747	Nestle SA (Registered)	3,763,830
45,915	Roche Holding AG (Non Voting)	6,872,105
7,422	Swisscom AG (Registered)	2,318,926
1,603	Valora Holding AG	290,208
39,849	Zurich Financial Services AG	8,097,648
		24,439,257
	Taiwan — 1.2%
157,940	Acer Inc	349,739
173,800	Asustek Computer Inc	490,922
363,580	AU Optronics Corp	518,827
307,000	China Bills Finance Corp	93,740
258,000	China Development Financial Holding Corp *	92,868
144,000	Chunghwa Telecom Co Ltd	244,830
264,259	Compal Electronics Inc	231,416
83,547	Delta Electronics Inc	167,795
266,760	Far Eastern Textile Co Ltd	162,751
119,000	Far Eastone Telecommunications Co Ltd	135,377
231,000	Formosa Chemicals & Fibre Co	363,147
259,452	Formosa Petrochemical Corp	470,606
288,850	Formosa Plastics Corp	433,005
26,640	High Tech Computer Corp	393,014
157,334	Hon Hai Precision Industry Co Ltd	797,966
275,604	Lite-On Technology Corp	346,076
585,000	Mega Financial Holdings Co Ltd	383,228
242	Micro-Star International Co Ltd	136
151,200	Quanta Computer Inc	231,588
93,400	Realtek Semiconductor Corp	104,438
206,099	Shin Kong Financial Holdings	154,841
204,000	Siliconware Precision Industries Co	214,641
396,390	Taishin Financial Holdings Co Ltd	208,386
287,000	Taiwan Cellular Corp	253,734
725,545	Taiwan Semiconductor Manufacturing Co Ltd	1,289,654
5,432	Taiwan Semiconductor Manufacturing Co Ltd ADR	52,039
167,159	Wan Hai Lines Ltd	101,388
		8,286,152

8

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Thailand — 0.1%
22,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	11,830
107,950	Kasikornbank Pcl NVDR (a)	159,503
51,000	PTT Pcl (Foreign Registered) (a)	266,831
		438,164
	Turkey — 0.1%
40,928	Akbank TAS	322,234
7,106	Tupras-Turkiye Petrol Rafineriler AS	123,679
		445,913
	United Kingdom — 20.2%
54,716	Alliance & Leicester Plc	841,247
230,300	AstraZeneca Plc	10,575,882
316,479	Aviva Plc	3,743,060
274,355	BAE Systems Plc	1,599,723
87,185	Barclays Plc	885,477
153,848	Barratt Developments Plc	2,402,522
226,977	BBA Group Plc	1,225,574
61,837	Berkeley Group Holdings	1,081,719
217,316	BHP Billiton Plc	3,251,179
190,618	Boots Group Plc	1,961,983
128,673	BP Plc	1,412,717
152,830	British American Tobacco Plc	3,317,477
1,561,093	BT Group Plc	5,738,432
271,490	Cadbury Schweppes Plc	2,593,478
639,196	Centrica Plc	2,533,783
654,853	DSG International Plc	1,724,299
100,042	Gallaher Group Plc	1,517,744
938,431	GlaxoSmithKline Plc	23,192,029
152,733	GUS Plc	2,359,885
149,232	Hanson Plc	1,530,665
503,763	HBOS Plc	7,576,500
164,980	Imperial Tobacco Group Plc	4,894,462
26,429	Inchcape Plc	1,073,171
323,002	J Sainsbury Plc	1,583,808
87,537	Kelda Group Plc	1,106,543
402,607	Kingfisher Plc	1,560,710
764,563	Lloyds TSB Group Plc	6,192,113
218,912	National Grid Plc	2,021,631
68,243	Next Plc	1,625,588
312,802	Northern Foods Plc	829,105
337,411	O2 Plc	1,138,762
110,570	Rio Tinto Plc	4,473,954
799,512	Royal & Sun Alliance Insurance Group	1,564,868
148,562	Royal Bank of Scotland Group	4,225,158
97,023	Royal Dutch Shell Plc B Shares	3,129,222
303,792	Royal Dutch Shell Plc Class A	9,355,420
220,831	Scottish & Southern Energy Plc	3,737,025
206,775	Scottish Power Plc	1,894,671
48,832	Severn Trent Plc	845,709

9

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

145,230	Tate & Lyle Plc	1,373,433
286,900	Taylor Woodrow Plc	1,683,439
935,418	Vodafone Group Plc	2,012,699
30,187	Whitbread Plc	490,273
213,682	Wimpey (George) Plc	1,613,557
101,590	Wolseley Plc	2,154,825
		141,645,521
	TOTAL COMMON STOCKS (COST $542,989,938)	676,674,136

Shares	Description	Value ($)
	PREFERRED STOCKS — 1.0%
	Brazil — 0.7%
28,800	Banco Bradesco SA 3.66%	884,193
24,150	Banco Itau Holding Financeira SA 2.79%	613,751
17,919,400	Companhia Paranaense de Energia 2.89%	155,326
6,477,900	Compania Energetica de Minas Gerais 4.11%	262,467
9,000	Compania Vale do Rio Doce Class A 0.36%	342,927
9,364,000	Electrobras (Centro) SA Class B 8.09%	172,321
4,800	Empresa Brasileira de Aeronautica SA ADR 2.73%	181,008
9,900	Gerdau Metalurgica SA 11.70%	190,497
120,754	Investimentos Itau SA 4.28%	413,748
838,157	Net Servicos de Comunicacoa SA *	372,768
90,024	Petroleo Brasileiro SA (Petrobras) 0.44%	1,399,284
		4,988,290
	Germany — 0.3%
7,491	RWE AG 4.46%	444,049
20,411	Villeroy & Boch AG (Non Voting) 5.64%	269,612
43,340	Volkswagen AG 3.96%	1,651,836
		2,365,497
	TOTAL PREFERRED STOCKS (COST $4,224,131)	7,353,787

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Brazil — 0.0%
21,150	Net Servicos Rights, Expires 12/01/05 *	960
	Italy — 0.0%
166,303	Fiat SPA Rights, Expires 12/23/05 *	411
	TOTAL RIGHTS AND WARRANTS (COST $1,230)	1,371

10

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.3%
	Cash Equivalent(s) — 0.1%
600,000	Societe Generale Time Deposit, 4.04%, due 12/01/05	600,000
	U.S. Government — 0.2%
1,425,000	U.S. Treasury Bill, 3.74%, due 02/23/06 (b)	1,412,506
	TOTAL SHORT-TERM INVESTMENT(S) (COST $2,012,889)	2,012,506
	TOTAL INVESTMENTS — 97.6% (Cost $549,228,188)	686,041,800
	Other Assets and Liabilities (net) — 2.4%	16,666,874
	TOTAL NET ASSETS — 100.0%	$702,708,674

11

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$549,269,664	$141,498,342	$(4,726,206)	$136,772,136

Notes to Schedule of Investments:
ADR – American Depositary Receipt
Foreign Registered – Shares issued to foreign investors in markets that have foreign ownership limits.
GDR – Global Depository Receipt
*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(b)	Rate shown represents yield-to-maturity.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 91.2% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

12

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuer(s) — 100.0%
24,755,079	GMO Alpha Only Fund, Class III *	260,423,435
2,398,943	GMO Alternative Asset Opportunity Fund, Class III *	64,171,728
3,957,373	GMO Core Plus Bond Fund, Class IV	42,106,448
19,575,483	GMO Currency Hedged International Bond Fund, Class III	193,405,776
7,780,183	GMO Currency Hedged International Equity Fund, Class III	70,955,264
1,895,878	GMO Emerging Country Debt Fund, Class IV	22,845,335
14,193,337	GMO Emerging Markets Fund, Class VI	302,601,937
4,562,755	GMO Inflation Indexed Bond Fund, Class III	52,471,679
1,031,026	GMO International Growth Equity Fund, Class III *	28,868,718
961,542	GMO International Intrinsic Value Fund, Class IV	29,307,794
1,705,522	GMO International Small Companies Fund, Class III	30,477,686
2,894,877	GMO U.S. Quality Equity Fund, Class IV	57,839,644
	TOTAL MUTUAL FUNDS (COST $1,022,326,634)	1,155,475,444

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
	Repurchase Agreement(s) — 0.0%
13,846	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $13,847, and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30, and a market value, including accrued interest of $14,123.	13,846
	TOTAL SHORT-TERM INVESTMENT(S) (COST $13,846)	13,846
	TOTAL INVESTMENTS — 100.0% (Cost $1,022,340,480)	1,155,489,290
	Other Assets and Liabilities (net) — 0.0%	(47,170)
	TOTAL NET ASSETS — 100.0%	$1,155,442,120

1

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,023,046,524	$133,190,547	$(747,781)	$132,442,766

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Alpha Only Fund, Class III	$—	$258,338,100	$83,919	$—	$—	$260,423,435
GMO Alternative Asset Opportunity Fund, Class III	—	60,000,000	29,054	—	—	64,171,728
GMO Core Plus Bond Fund, Class III	—	41,631,907	41,751,819	31,908	—	—
GMO Core Plus Bond Fund, Class IV	—	41,471,819	78,491	—	—	42,106,448
GMO Currency Hedged International Bond Fund, Class III	269,724,169	16,178,816	99,794,385	7,483,781	635,688	193,405,776
GMO Currency Hedged International Equity Fund, Class III	85,231,973	11,174,926	32,032,239	—	7,159,925	70,955,264
GMO Emerging Country Debt Fund, Class IV	92,884,914	876,823	73,278,618	132,852	743,971	22,845,335
GMO Emerging Markets Fund, Class VI	259,580,754	12,939,795	3,596,103	2,208,248	10,731,547	302,601,937
GMO Inflation Indexed Bond Fund, Class III	224,758,112	7,509,311	179,825,347	1,780,027	1,405,284	52,471,679
GMO International Growth Equity Fund, Class III	—	29,618,095	12,813	—	—	28,868,718

2

GMO Benchmark-Free Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

GMO International Growth Fund, Class III	16,000,551	11,938,255	29,618,095	62,677	471,087	—
GMO International Intrinsic Value Fund, Class IV	16,247,098	11,708,314	20,936	52,981	379,382	29,307,794
GMO International Small Companies Fund, Class III	103,740,259	5,130,367	76,578,259	—	5,130,367	30,477,686
GMO U.S. Quality Equity Fund, Class IV	—	57,098,492	12,109	98,492	—	57,839,644
Totals	$1,068,167,830	$565,615,020	$536,712,187	$11,850,966	$26,657,251	$1,155,475,444

Notes to Schedule of Investments:
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 29.4% of the Net Assets of the Fund, through investments in the underlying funds, was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

3

GMO Core Plus Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 9.0%
		Albania — 0.2%
		Foreign Government Obligations
USD	15,681,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	5,481,180
		Austria — 0.2%
		Corporate Debt
GBP	500,000	Bank Austria Creditanstalt AG, 8.38%, due 11/04/11	1,009,154
USD	4,175,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	4,833,731
		Total Austria	5,842,885
		Brazil — 0.2%
		Foreign Government Obligations
USD	10,000,000	Brazil Discount Bond, Principal Strip, Series D1A, Zero Coupon, due 04/15/24 (a)	3,723,070
		Canada — 0.2%
		Foreign Government Obligations
CAD	4,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	3,685,321
		Luxembourg — 0.3%
		Corporate Debt
USD	8,000,000	Tyco International Group SA, 5.80%, due 08/01/06	8,055,200
		United States — 7.9%
		Corporate Debt — 1.0%
USD	10,000,000	General Electric Capital Corp, Series MTNA, 5.88%, due 02/15/12	10,412,000
USD	5,000,000	Target Corp, 4.00%, due 06/15/13	4,699,050
USD	5,000,000	Verizon Global Funding Corp, 4.38%, due 06/01/13	4,687,700
USD	5,000,000	Wells Fargo & Co, 5.00%, due 11/15/14	4,915,000
			24,713,750
		U.S. Government — 2.4%
USD	5,000,000	U.S. Treasury Bill, 4.00%, due 09/30/07	4,961,719
USD	30,751,250	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (b) (c)	31,664,178
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/10 (f)	8,162,329
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12 (f)	7,354,365
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12 (f)	7,153,886
			59,296,477
		U.S. Government Agency — 4.5%
USD	60,000,000	Fannie Mae, TBA, 6.00%, due 12/01/35	60,356,250
USD	50,000,000	Fannie Mae, TBA, 6.00%, due 01/01/36	50,234,375
			110,590,625
		Total United States	194,600,852
		TOTAL DEBT OBLIGATIONS (COST $217,226,342)	221,388,508

1

GMO Core Plus Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Principal Amount		Description	Value ($)
		CALL OPTIONS PURCHASED — 0.3%
		Currency Options — 0.1%
JPY	14,500,000,000	JPY Call / USD Put, Expires 04/04/06, Strike 116.30	1,636,615
		Cross Currency Options — 0.2%
GBP	144,600,000	GBP Call / JPY Put, Expires 1/11/06, Strike 202.20	5,345,868
		TOTAL CALL OPTIONS PURCHASED (COST $5,263,833)	6,982,483

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.1%
	United States — 0.1%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	2,984,762
	TOTAL PREFERRED STOCKS (COST $3,600,347)	2,984,762

Shares	Description	Value ($)
	MUTUAL FUNDS — 94.4%
6,152,672	GMO Emerging Country Debt Fund, Class IV (e)	74,139,700
67,914,410	GMO Short-Duration Collateral Fund (d) (e)	1,759,662,356
93,858	GMO Special Purpose Holding Fund (e)	984,571
19,622,821	GMO World Opportunity Overlay Fund * (e)	494,691,314
1,350,755	Merrimac Cash Series, Premium Class	1,350,899
	TOTAL MUTUAL FUNDS (COST $2,290,190,204)	2,330,828,840
	TOTAL INVESTMENTS — 103.8% (Cost $2,519,881,740)	2,562,184,593
	Other Assets and Liabilities (net) — (3.8%)	(94,733,920)
	TOTAL NET ASSETS — 100.0%	$2,467,450,673

2

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,519,395,648	$45,117,473	$(2,328,528)	$42,788,945

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$35,506,057	$17,978,061	$54,464,555	$159,365	$918,696	$—
GMO Emerging Country Debt Fund, Class IV	—	70,764,555	—	—	—	74,139,700
GMO Short-Duration Collateral Fund	815,781,713	998,267,450	82,800,000	3,967,450	—	1,759,662,356
GMO Special Purpose Holding Fund	1,455,738	—	—	—	585,387	984,571	#
GMO World Opportunity Overlay Fund	241,800,555	250,740,000	—	—	—	494,691,314
Totals	$1,094,544,063	$1,337,750,066	$137,264,555	$4,126,815	$1,504,083	$2,329,477,941

# After the effect of a return of capital distribution of $517,416 on April 5, 2005.

3

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
1/17/06	AUD	494,300,000	$364,644,805	$(1,528,698)
1/24/06	CAD	28,800,000	24,725,036	105,969
1/31/06	EUR	29,400,000	34,772,673	82,679
12/20/05	JPY	6,550,000,000	54,787,225	(937,117)
12/13/05	NZD	248,400,000	174,415,717	3,916,407
				$1,639,240
Sales
1/17/06	AUD	154,500,000	$113,974,554	$804,979
1/24/06	CAD	177,900,000	152,728,606	(1,249,442)
2/14/06	CHF	53,700,000	41,114,948	(28,565)
2/21/06	EUR	116,500,000	137,949,804	(853,581)
2/07/06	GBP	39,600,000	68,460,367	76,615
12/20/05	JPY	58,523,000,000	489,513,399	17,636,754
1/13/06	SEK	279,207,390	34,684,536	5,458
				$16,392,218

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
12/06/05	EUR	13,000,000	CHF	20,140,900	$(9,954)
1/10/06	EUR	130,500,000	NOK	1,018,714,320	(2,696,422)
1/31/06	EUR	56,900,000	SEK	546,592,780	693,417
1/31/06	SEK	163,177,900	EUR	17,000,000	(191,312)
					$(2,204,271)

4

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
197	Australian Government Bond 10 Yr.	December 2005	$15,240,559	$159,223
400	Australian Government Bond 3 Yr.	December 2005	30,112,716	83,086
468	EURO BOBL	December 2005	62,063,313	15,986
974	EURO Bund	December 2005	138,111,572	192,962
2,314	U.S. Long Bond	March 2006	259,240,313	(1,279,218)
2,414	U.S. Treasury Note 10 Yr.	March 2006	261,994,437	(800,543)
4,808	U.S. Treasury Note 5 Yr. (CBT)	March 2006	509,347,500	(863,086)
				$(2,491,590)
Sales
833	Canadian Government Bond 10 Yr.	March 2006	$81,290,061	$197,873
21	Japanese Government Bond 10 Yr. (LIF)	December 2005	24,228,612	(2,408)
49	Japanese Government Bond 10 Yr. (TSE)	December 2005	56,602,955	(44,721)
89	Swiss Federal Bond	December 2005	8,770,408	266,346
1,887	UK Gilt Long Bond	March 2006	370,350,037	(224,797)
				$192,293

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

5

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
5,000,000	USD	4/2/2007	Lehman Brothers	Receive	0.52%	General Electric Capital Corporation	$23,813
3,000,000	USD	4/17/2007	UBS AG	Receive	0.80%	EOP Operating LP	21,633
3,000,000	USD	4/17/2007	UBS AG	Receive	0.47%	Goldman Sachs Group, Inc.	12,200
3,000,000	USD	4/17/2007	Bear Stearns	Receive	1.28%	National Rural Utilities Cooperative Finance Corp.	46,189
10,000,000	USD	12/16/2007	Citigroup	Receive	2.41%	AOL Time Warner, Inc.	439,175
5,000,000	USD	6/20/2008	Lehman Brothers	Receive	0.50%	Dominion Resources, Inc.	24,595
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.48%	Household Finance Corp.	39,904
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.65%	Kraft Foods, Inc.	62,866
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Norfolk Southern Corporation	31,266
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Washington Mutual, Inc.	21,504
10,000,000	USD	9/20/2008	Deutsche Bank AG	Receive	0.32%	American International Group, Inc.	55,478
10,000,000	USD	12/20/2008	Lehman Brothers	Receive	0.27%	Federal Home Loan Bank System	70,210
5,000,000	USD	5/20/2009	JP Morgan Chase Bank	Receive	1.13%	United Mexican States	112,267
5,000,000	USD	6/20/2009	Citigroup	Receive	0.25%	ConocoPhillips Company	23,149
5,000,000	USD	6/20/2009	Barclays Bank PLC	Receive	0.91%	Sprint Capital Corp.	121,154
5,000,000	USD	6/20/2009	Lehman Brothers	Receive	0.67%	Wyeth Energy	89,237
5,000,000	USD	9/20/2009	UBS AG	Receive	0.59%	Capital One Bank	84,125
5,000,000	USD	9/20/2009	Citigroup	Receive	0.30%	Coca-Cola Enterprises, Inc.	19,643
5,000,000	USD	9/20/2009	Citigroup	Receive	0.69%	Comcast Cable Communications, Inc.	54,789
5,000,000	USD	9/20/2009	UBS AG	Receive	0.62%	Devon Energy Corp.	78,116
5,000,000	USD	9/20/2009	Barclays Bank PLC	Receive	0.54%	Duke Energy Corp.	50,001
5,000,000	USD	9/20/2009	Citigroup	Receive	0.25%	International Business Machines	22,707
5,000,000	USD	9/20/2009	UBS AG	Receive	0.53%	Kinder Morgan Energy Partners L.P.	53,452

6

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.25%	AT&T Wireless Services. Inc.	20,124
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	Bank of America Corp.	24,484
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.30%	Boeing Capital Corp.	46,888
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	Citigroup, Inc.	24,500
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.82%	Clear Channel Communications, Inc.	28,209
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.66%	Daimler-Chrysler AG	19,316
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.26%	Morgan Stanley	21,197
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.39%	SBC Communications, Inc.	20,537
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.35%	The Kroger Co.	(69,664)
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.38%	Weyerhaueser Company	(34,842)
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.30%	Credit Suisse First Boston (USA), Inc.	21,559
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.31%	HSBC Finance Corporation	27,855
5,000,000	USD	6/20/2010	UBS AG	Receive	0.29%	JP Morgan Chase Bank	37,041
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.31%	Lehman Brothers Holdings, Inc.	9,234
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.29%	Merrill Lynch & Co., Inc.	25,420
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.27%	Merrill Lynch & Co., Inc.	29,755
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.40%	PSEG Energy LLC	3,940
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.20%	Royal Bank of Scotland PLC	20,927
5,000,000	USD	6/20/2010	UBS AG	Receive	0.36%	The Bear Stearns Companies, Inc.	26,231
5,000,000	USD	6/20/2010	UBS AG	Receive	0.34%	The Goldman Sachs Group, Inc.	30,250
5,000,000	USD	6/20/2010	UBS AG	Receive	0.52%	TXU Electric Delivery Company	(63,440)
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.17%	Wachovia Corporation	23,477
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.20%	Bank of America Corp.	30
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.19%	Citigroup, Inc.	28
5,000,000	USD	12/20/2010	Deutsche Bank AG	Receive	0.75%	Enterprise Products Partners L.P.	40,789

7

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

5,000,000	USD	12/20/2010	Citigroup	Receive	0.39%	Exelon Generation Company LLC	11,662
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.45%	First Energy Corp.	5,679
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.28%	JP Morgan Chase Bank	41
5,000,000	USD	12/20/2010	UBS AG	Receive	0.47%	Progress Energy, Inc.	10,320
15,500,000	USD	3/20/2015	JP Morgan	Receive	0.70%	Reference security within CDX Index	(23,233)
25,000,000	USD	3/20/2015	JP Morgan	Receive	0.70%	Reference security within CDX Index	(37,473)
10,000,000	USD	3/20/2015	JP Morgan	Receive	0.70%	Reference security within CDX Index	(14,989)
25,000,000	USD	6/20/2015	JP Morgan	Receive	0.65%	Reference security within CDX Index	(190,554)
5,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	(38,111)
25,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	(190,554)
15,000,000	USD	12/20/2015	Lehman Brothers	Receive	0.70%	Reference security within CDX Index	40,741
10,000,000	USD	12/20/2015	Lehman Brothers	Receive	0.70%	Reference security within CDX Index	27,161
25,000,000	USD	12/20/2015	Lehman Brothers	Receive	0.70%	Reference security within CDX Index	67,901
							$ 1,559,909

Interest Rate Swaps

Notional		Expiration		Receive	Fixed		Net Unrealized Appreciation
Amount		Date	Counterparty	(Pay)	Rate	Variable Rate	(Depreciation)
26,000,000	SEK	3/17/2008	Deutsche Bank AG	Receive	2.90%	3 Month SEK STIBOR	$(1,014)
430,000,000	SEK	3/17/2008	JP Morgan	Receive	2.90%	3 Month SEK STIBOR	(16,717)
10,100,000	USD	2/15/2010	JP Morgan Chase Bank	(Pay)	0.00%	3 Month LIBOR	(873,955)
18,000,000	CHF	11/4/2010	Citigroup	(Pay)	2.17%	6 month CHF LIBOR	(18,611)
209,000,000	SEK	3/15/2011	Citigroup	Receive	3.40%	3 Month SEK STIBOR	20,137
839,000,000	SEK	3/15/2011	Deutsche Bank AG	Receive	3.40%	3 Month SEK STIBOR	80,839
112,000,000	SEK	3/15/2011	JP Morgan	Receive	3.40%	3 Month SEK STIBOR	10,791
10,100,000	USD	2/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 Month LIBOR	(858,668)
10,100,000	USD	8/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 Month LIBOR	(858,613)

8

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

40,600,000	CHF	10/31/2012	Citigroup	(Pay)	2.16%	6 month CHF LIBOR	249,927
161,000,000	SEK	3/15/2013	Deutsche Bank AG	Receive	3.50%	3 Month SEK STIBOR	(61,060)
239,000,000	SEK	3/15/2013	JP Morgan	Receive	3.50%	3 Month SEK STIBOR	(90,642)
8,500,000	USD	10/24/2013	JP Morgan Chase Bank	(Pay)	4.70%	3 Month LIBOR	157,592
38,000,000	CHF	6/30/2015	UBS AG	(Pay)	2.32%	6 Month CHF LIBOR	334,652
10,000,000	CHF	8/26/2015	JP Morgan	(Pay)	2.24%	6 month CHF LIBOR	228,009
12,000,000	CHF	9/2/2015	JP Morgan Chase Bank	(Pay)	2.23%	6 Month CHF LIBOR	180,592
13,000,000	CHF	10/26/2015	Citigroup	(Pay)	2.21%	6 month CHF LIBOR	217,376
86,400,000	CHF	11/10/2015	Deutsche Bank AG	(Pay)	2.56%	6 month CHF LIBOR	(495,030)
449,000,000	SEK	3/15/2016	Deutsche Bank AG	Receive	3.75%	3 Month SEK STIBOR	204,919
107,000,000	SEK	3/15/2016	JP Morgan	Receive	3.75%	3 Month SEK STIBOR	48,834
80,000,000	SEK	3/15/2016	Merrill Lynch	Receive	3.75%	3 Month SEK STIBOR	36,511
19,800,000	CHF	10/31/2020	Deutsche Bank AG	(Pay)	2.56%	6 month CHF LIBOR	178,447
39,000,000	CHF	11/4/2020	Deutsche Bank AG	(Pay)	2.70%	6 month CHF LIBOR	(162,921)
10,000,000	USD	4/15/2024	JP Morgan Chase Bank	(Pay)	0.00%	3 Month LIBOR	(705,128)
15,680,000	USD	8/31/2025	JP Morgan Chase Bank	(Pay)	0.00%	3 Month LIBOR	(1,087,203)
							$ (3,280,936)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
105,000,000	USD	12/1/2005	UBS AG	1 month LIBOR - 0.08%	Return on Lehman Mortgage Total Return Index	$(16,762)
145,000,000	USD	12/31/2005	UBS AG	1 month LIBOR - 0.01%	Return on Lehman Mortgage Total Return Index	(31,323)
15,000,000	USD	1/31/2006	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	16,686
25,000,000	USD	1/31/2006	JP Morgan Chase Bank	1 month LIBOR - 0.11%	Return on Lehman Mortgage Total Return Index	(5,993)

9

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

175,000,000	USD	2/1/2006	UBS AG	1 month LIBOR - 0.09%	Return on Lehman Mortgage Total Return Index	(26,526)
160,000,000	USD	2/1/2006	UBS AG	1 month LIBOR - 0.05%	Return on Lehman Mortgage Total Return Index	(42,297)
50,000,000	USD	2/28/2006	JP Morgan Chase Bank	1 month LIBOR - 0.01%	Return on Lehman Aggregate Total Return Index	55,619
90,000,000	USD	2/28/2006	UBS AG	1 month LIBOR - 0.02%	Return on Lehman Mortgage Total Return Index	478,383
88,000,000	USD	3/1/2006	Lehman Brothers	1 month LIBOR - 0.03%	Return on Lehman Mortgage Total Return Index	(17,592)
35,000,000	USD	3/1/2006	UBS AG	1 month LIBOR - 0.03%	Return on Lehman Mortgage Total Return Index	(6,997)
50,000,000	USD	5/31/2006	UBS AG	1 month LIBOR - 0.03%	Return on Lehman Mortgage Total Return Index	(9,996)
105,000,000	USD	5/31/2006	UBS	1 month LIBOR - 0.01%	Return on Lehman Mortgage Total Return Index	0
75,000,000	USD	7/31/2006	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	95,145
						$488,347

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

MTN – Medium Term Note
TBA – To Be Announced — Delayed Delivery Security
*	Non-income producing security.
(a)	Security is backed by the U.S. Government.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(c)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(d)	All or a portion of this security has been segregated to cover collateral requirements on Delayed Delivery Commitments.
(e)	Affiliated issuer.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

10

GMO Core Plus Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

11

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value	Description	Value ($)
	DEBT OBLIGATIONS — 2.6%
	United States — 2.6%
	U.S. Government
18,175,650	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	19,155,431
5,000,000	U.S. Treasury Note, 3.75%, due 03/31/07 (a)	4,953,906
	Total United States	24,109,337
	TOTAL DEBT OBLIGATIONS (COST $24,537,833)	24,109,337

Principal Amount	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.4%
	Currency Options — 0.1%
5,500,000,000	JPY Call / USD Put, Expires 4/04/06, Strike 116.30	620,785
	Cross Currency Options — 0.3%
74,100,000	GBP Call / JPY Put Expires 1/11/06, Strike 202.20	2,739,480
	TOTAL CALL OPTIONS PURCHASED (COST $2,379,004)	3,360,265

Shares	Description	Value ($)
	MUTUAL FUNDS — 96.5%
2,388,287	GMO Emerging Country Debt Fund, Class III (c)	28,754,971
26,437,700	GMO Short-Duration Collateral Fund (c)	685,000,799
5,496	GMO Special Purpose Holding Fund (c)	57,649
7,398,240	GMO World Opportunity Overlay Fund * (c)	186,509,619
2,233,186	Merrimac Cash Series, Premium Class	2,233,186
	TOTAL MUTUAL FUNDS (COST $886,477,028)	902,556,224
	TOTAL INVESTMENTS — 99.5% (Cost $913,393,865)	930,025,826
	Other Assets and Liabilities (net) — 0.5%	4,806,104
	TOTAL NET ASSETS — 100.0%	$934,831,930

1

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
$913,595,905	$17,144,862	$(714,941)	$16,429,921

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers for the nine months ended November 30, 2005 is set forth below:

	Value, beginning of		Sales	Dividend	Realized Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Emerging Country Debt Fund, Class III	$30,230,210	$5,118,754	$9,400,000	$106,266	$612,488	$28,754,971
GMO Short-Duration Collateral Fund	746,800,324	336,365,403	416,450,000	2,815,403	—	685,000,799
GMO Special Purpose Holding Fund	85,237	—	—	—	34,276	57,649	#
GMO World Opportunity Overlay Fund	201,962,112	55,150,000	70,400,000	—	—	186,509,619
Totals	$979,077,883	$396,634,157	$496,250,000	$2,921,669	$646,764	$900,323,038

# After effect of return of capital distributions of $30,296 on April 5, 2005.

2

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
1/17/06	AUD	204,300,000	$150,711,983	$(848,793)
1/24/06	CAD	11,600,000	9,958,695	42,682
12/20/05	JPY	8,010,000,000	66,999,339	(1,330,683)
12/13/05	NZD	107,500,000	75,481,842	1,614,365
				$(522,429)
Sales
1/17/06	AUD	75,700,000	$55,843,843	$414,344
1/24/06	CAD	66,400,000	57,004,943	(390,768)
2/14/06	CHF	18,700,000	14,317,496	(7,075)
2/21/06	EUR	39,900,000	47,246,328	(266,566)
2/07/06	GBP	29,400,000	50,826,636	156,955
12/20/05	JPY	24,733,000,000	206,878,234	6,810,181
				$6,717,071

3

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
12/06/05	EUR	3,900,000	CHF	6,042,270	$(2,986)
1/10/06	EUR	62,300,000	NOK	486,328,752	(1,287,257)
1/31/06	EUR	26,600,000	SEK	255,524,920	324,163
1/31/06	SEK	215,789,900	EUR	22,600,000	(112,437)
					$(1,078,517)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
106	Australian Government Bond 10 Yr.	December 2005	$8,200,506	$68,705
215	Australian Government Bond 3 Yr.	December 2005	16,185,588	23,017
111	Canadian Government Bond 10 Yr.	March 2006	10,832,170	(23,167)
1,929	EURO BOBL	December 2005	255,812,263	(3,374,409)
4,008	EURO Bund	December 2005	568,327,707	(7,965,998)
2,200	Federal Fund 30 day	December 2005	878,603,616	(7,700)
23	U.S. Long Bond	March 2006	2,576,719	(12,714)
11	U.S. Treasury Note 10 Yr.	March 2006	1,193,844	(3,647)
				$(11,295,913)
Sales
8	Japanese Government Bond 10 Yr. (LIF)	December 2005	$9,229,947	$(917)
19	Japanese Government Bond 10 Yr. (TSE)	December 2005	21,948,084	(19,731)
27	Swiss Federal Bond	December 2005	2,660,684	80,960
541	U.S. Treasury Note 5 Yr.	March 2006	57,312,183	82,174
72	UK Gilt Long Bond	March 2006	14,131,004	(3,180)
				$139,306

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

4

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
50,000,000	SEK	3/17/2008	Deutsche Bank AG	Receive	2.90%	3 Month SEK STIBOR	$(1,950)
188,000,000	SEK	3/17/2008	JP Morgan Chase Bank	Receive	2.90%	3 Month SEK STIBOR	(7,309)
14,000,000	CHF	11/4/2010	Citigroup	(Pay)	2.17%	6 month CHF LIBOR	(14,476)
114,000,000	SEK	3/15/2011	Citigroup	Receive	3.40%	3 Month SEK STIBOR	10,984
83,000,000	SEK	3/15/2011	Deutsche Bank AG	Receive	3.40%	3 Month SEK STIBOR	7,997
48,000,000	SEK	3/15/2011	JP Morgan Chase Bank	Receive	3.40%	3 Month SEK STIBOR	4,625
19,000,000	CHF	10/31/2012	Citigroup	(Pay)	2.16%	6 month CHF LIBOR	116,961
210,000,000	SEK	3/15/2013	Deutsche Bank AG	Receive	3.50%	3 Month SEK STIBOR	(79,643)
241,000,000	SEK	3/15/2013	JP Morgan Chase Bank	Receive	3.50%	3 Month SEK STIBOR	(91,400)
39,000,000	CHF	8/26/2015	JP Morgan Chase Bank	(Pay)	2.24%	6 month CHF LIBOR	564,717
8,000,000	CHF	10/26/2015	Citigroup	(Pay)	2.21%	6 month CHF LIBOR	133,789
10,500,000	CHF	11/10/2015	Deutsche Bank AG	(Pay)	2.56%	6 month CHF LIBOR	(60,160)
100,000,000	SEK	3/15/2016	Deutsche Bank AG	Receive	3.75%	3 Month SEK STIBOR	45,639
95,000,000	SEK	3/15/2016	JP Morgan Chase Bank	Receive	3.75%	3 Month SEK STIBOR	43,357
7,000,000	CHF	10/31/2020	Deutsche Bank AG	(Pay)	2.56%	6 month CHF LIBOR	63,087
14,000,000	CHF	11/4/2020	Deutsche Bank AG	(Pay)	2.70%	6 month CHF LIBOR	(58,484)
							$677,734

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	(Pay)	Receive	Net Unrealized Appreciation (Depreciation)
3,000,000	USD	7/21/2006	JP Morgan Chase Bank	Receive	Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	$7,127

5

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(b)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(c)	Affiliated issuer.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.0%
	United States — 99.0%
	Affiliated Issuer(s)
11,200,317	GMO International Growth Equity Fund, Class III *	313,608,889
10,517,311	GMO International Intrinsic Value Fund, Class IV	320,567,647
		634,176,536
	TOTAL MUTUAL FUNDS (COST $572,655,045)	634,176,536

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%
	Hong Kong — 0.0%
796	China Digicontent Co Ltd * (a)	1
	United Kingdom — 0.0%
19,018	British Energy Plc (Deferred Shares) * (a)	—
	TOTAL COMMON STOCKS (COST $19)	1

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 4.7%
	Cash Equivalent(s) — 4.7%
30,400,000	ING Bank Time Deposit, 4.04%, due 12/01/05	30,400,000
	TOTAL SHORT-TERM INVESTMENT(S) (COST $30,400,000)	30,400,000
	TOTAL INVESTMENTS — 103.7% (Cost $603,055,064)	664,576,537
	Other Assets and Liabilities (net) — (3.7%)	(24,121,039)
	TOTAL NET ASSETS — 100.0%	$640,455,498

1

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$603,055,064	$61,521,491	$(18)	$61,521,473

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO International Growth Fund, Class III	$289,439,426	$83,177,203	$392,067,300	$784,065	$5,893,138	$—
GMO International Growth Equity Fund, Class III	—	328,367,300	7,000,000	—	—	313,608,889
GMO International Intrinsic Value Fund, Class IV	289,554,810	120,887,516	105,200,000	660,177	4,727,339	320,567,647
Totals	$578,994,236	$532,432,019	$504,267,300	$1,444,242	$10,620,477	$634,176,536

2

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
2/24/06	CAD	2,369,200	$2,035,803	$26,292
2/24/06	NZD	4,533,220	3,162,587	64,209
2/24/06	SGD	17,103,580	10,142,126	36,335
				$126,836
Sales
2/24/06	AUD	34,093,801	$25,122,324	$(52,648)
2/24/06	CHF	20,544,413	15,745,270	8,162
2/24/06	DKK	205,252,660	32,614,576	(64,646)
2/24/06	EUR	152,356,426	180,442,114	(263,300)
2/24/06	GBP	76,885,041	132,920,857	(758,987)
2/24/06	HKD	48,304,181	6,231,262	1,272
2/24/06	JPY	17,768,890,818	149,833,763	1,385,720
2/24/06	NOK	55,909,864	8,334,098	56,428
2/24/06	SEK	106,928,469	13,325,904	(105,222)
				$206,779

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 87.3% of the Net Assets of the Fund, through investments in the underlying funds, was valued using fair value prices based on tools by a third party vendor.

AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar

3

GMO Currency Hedged International Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 9.2%
	Corporate Debt — 0.6%
2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	2,894,450
	U.S. Government — 2.5%
2,362,260	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a) (b)	2,566,005
8,603,141	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	9,066,904
		11,632,909
	U.S. Government Agency — 6.1%
10,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 4.36%, due 02/01/27	9,925,000
4,244,853	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.05%, due 03/30/19	4,258,118
4,750,000	Agency for International Development Floater (Support of Jamaica),Variable Rate, 6 mo. LIBOR + .30%, 4.89%, due 12/01/14	4,755,937
4,865,000	Agency for International Development Floater (Support of Sri Lanka),Variable Rate, 6 mo. LIBOR + .20%, 4.79%, due 06/15/12	4,852,838
4,766,670	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill + 115%, 3.89%, due 01/01/12	4,710,066
		28,501,959
	TOTAL DEBT OBLIGATIONS (COST $42,831,312)	43,029,318

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.7%
	Banking — 0.7%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	2,984,762
	TOTAL PREFERRED STOCKS (COST $4,037,707)	2,984,762

Shares	Description	Value ($)
	MUTUAL FUNDS — 89.9%
16,152,308	GMO Short-Duration Collateral Fund (c)	418,506,293
1,483	GMO Special Purpose Holding Fund (c)	15,553
1,189,841	Merrimac Cash Series, Premium Class	1,189,841
	TOTAL MUTUAL FUNDS (COST $411,231,517)	419,711,687
	TOTAL INVESTMENTS — 99.8% (Cost $458,100,536)	465,725,767
	Other Assets and Liabilities (net) — 0.2%	1,137,728
	TOTAL NET ASSETS — 100.0%	$466,863,495

1

GMO Domestic Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 458,148,986	$ 8,964,405	$ (1,387,624)	$ 7,576,781

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$ 689,586,013	$ 83,564,995	$ 367,030,000	$ 1,264,995	$ —	$ 418,506,293
GMO Special Purpose Holding Fund	22,996	—	—	—	9,247	15,553	*
Totals	$ 689,609,009	$ 83,564,995	$ 367,030,000	$ 1,264,995	$ 9,247	$ 418,521,846

* After effect of a return of capital distribution of $8,173 on April 5, 2005.

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
8	U.S. Long Bond	March 2006	$ 896,250	$ (4,423)
Sales
2	U.S. Treasury Note 10 Yr.	March 2006	$ 217,063	$ 650
258	U.S. Treasury Note 5 Yr.	March 2006	27,331,875	39,410
$ 40,060

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

2

GMO Domestic Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
38,800,000	USD	2/28/2008	JP Morgan Chase Bank	(Pay)	4.01%	3 Month LIBOR	$ 697,827
170,000,000	USD	2/28/2010	JP Morgan Chase Bank	Receive	4.23%	3 Month LIBOR	(4,310,260)
114,000,000	USD	2/28/2013	JP Morgan Chase Bank	(Pay)	4.49%	3 Month LIBOR	3,344,921
8,500,000	USD	10/24/2013	JP Morgan Chase Bank	(Pay)	4.70%	3 Month LIBOR	157,592
							$ (109,920)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
27,000,000	USD	11/30/2005	Lehman Brothers	1 month LIBOR - 0.02%	Return on Lehman Brothers U.S. Government Index	$ 33,600
150,000,000	USD	11/30/2005	Lehman Brothers	1 month LIBOR - 0.03%	Return on Lehman Brothers U.S. Government Index	187,873
75,000,000	USD	1/31/2006	Lehman Brothers	1 month LIBOR - 0.02%	Return on Lehman Brothers U.S. Government Index	93,333
25,000,000	USD	4/28/2006	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	31,715
177,000,000	USD	5/31/2006	Lehman Brothers	1 month LIBOR - 0.03%	Return on Lehman Brothers U.S. Government Index	0
175,000,000	USD	7/31/2006	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	222,005
						$ 568,526

3

GMO Domestic Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2005, which are subject to change based on the terms of the security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(c)	Affiliated issuer.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUND — 100.0%
	Affiliated Issuer(s) — 100.0%
13,307,793	GMO Emerging Country Debt Fund, Class III	160,225,822
	TOTAL MUTUAL FUND (COST $141,735,774)	160,225,822
	TOTAL INVESTMENTS — 100.0%
	(Cost $141,735,774)	160,225,822
	Other Assets and Liabilities (net) — 0.0%	(34,023)
	TOTAL NET ASSETS — 100.0%	$160,191,799

1

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$142,314,450	$17,911,372	$—	$17,911,372

Investments in Affiliated Issuers

The Fund makes investments in GMO Emerging Country Debt Fund (“underlying fund”). The Schedule of Investments of the underlying fund should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of this issuer during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$131,192,910	$36,707,152	$19,609,248	$432,099	$2,490,923	$160,225,822
Totals	$131,192,910	$36,707,152	$19,609,248	$432,099	$2,490,923	$160,225,822

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

2

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	AFFILIATED ISSUERS — 100.0%
	Mutual Funds — 100.0%
1,231,964	GMO Alpha Only Fund, Class III *	12,960,258
1,418,950	GMO Currency Hedged International Equity Fund, Class III	12,940,824
300,704	GMO Emerging Countries Fund, Class III	5,340,499
134,918	GMO Emerging Country Debt Fund, Class IV	1,625,756
1,607,662	GMO Emerging Markets Fund, Class VI	34,275,359
232,741	GMO Inflation Indexed Bond Fund, Class III	2,676,522
1,503,027	GMO International Growth Equity Fund, Class III *	42,084,747
1,374,766	GMO International Intrinsic Value Fund, Class IV	41,902,880
110,678	GMO International Small Companies Fund, Class III	1,977,814
312,003	GMO Real Estate Fund, Class III *	5,372,687
15,009	GMO Short-Duration Investment Fund, Class III	134,032
8,442,526	GMO U.S. Core Equity Fund, Class VI	121,319,101
6,200	GMO U.S. Growth Fund, Class III	114,134
1,215,206	GMO U.S. Quality Equity Fund, Class IV	24,279,815
74,609	GMO U.S. Value Fund, Class III	749,823
		307,754,251
	Private Investment Fund — 0.0%
175	GMO SPV I, LLC	896
	TOTAL AFFILIATED ISSUERS (COST $256,271,932)	307,755,147

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
	Repurchase Agreement(s) — 0.0%
11,265	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $11,266, and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate 6.25%, maturity date of 5/15/2030, and a market value, including accrued interest of $11,491.	11,265
	TOTAL SHORT-TERM INVESTMENT(S) (COST $11,265)	11,265
	TOTAL INVESTMENTS — 100.0% (Cost $256,283,197)	307,766,412
	Other Assets and Liabilities (net) — 0.0%	(19,076)
	TOTAL NET ASSETS — 100.0%	$307,747,336

1

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$256,443,299	$51,332,138	$(9,025)	$51,323,113

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Alpha Only Fund, Class III	$4,261,184	$9,410,835	$878,950	$—	$—	$12,960,258
GMO Currency Hedged International Bond Fund, Class III	6,866,604	178,133	7,183,780	164,186	13,946	—
GMO Currency Hedged International Equity Fund, Class III	14,004,042	2,599,619	4,773,547	—	1,099,619	12,940,824
GMO Emerging Countries Fund, Class III	5,157,459	225,456	563,758	24,258	201,198	5,340,499
GMO Emerging Country Debt Fund, Class IV	2,681,246	49,446	1,316,867	7,492	41,954	1,625,756
GMO Emerging Markets Fund, Class VI	34,241,582	1,465,016	5,097,838	250,013	1,215,003	34,275,359
GMO Growth Fund, Class III	123,851	3,247	126,334	467	2,780	—
GMO Inflation Indexed Bond Fund, Class III	2,712,770	2,058,795	2,122,449	31,289	24,702	2,676,522
GMO International Growth Equity Fund, Class III	—	43,725,657	566,381	—	—	42,084,747
GMO International Growth Fund, Class III	46,704,145	2,441,153	51,349,486	93,781	704,872	—
GMO International Intrinsic Value Fund, Class IV	46,508,288	2,521,331	8,804,264	79,507	569,324	41,902,880
GMO International Small Companies Fund, Class III	8,458,729	198,604	6,576,351	—	198,604	1,977,814

2

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

GMO Real Estate Fund, Class III	7,195,261	—	2,858,342	—	—	5,372,687
GMO Short-Duration Investment Fund, Class III	147,457	1,099	17,049	1,099	—	134,032
GMO SPV I, LLC	1,355	—	—	—	570	896	#
GMO U.S. Core Equity Fund, ClassVI	—	121,839,587	—	418,928	—	121,319,101
GMO U.S. Core Fund, Class VI	129,975,587	9,141,270	140,612,856	1,243,961	—	—
GMO U.S. Growth Fund, Class III	—	112,197	—	291	—	114,134
GMO U.S. Quality Equity Fund, Class IV	25,966,395	2,252,241	3,930,450	206,050	46,191	24,279,815
GMO U.S. Value Fund, Class III	—	753,577	—	2,305	—	749,823
GMO Value Fund, Class III	824,736	5,539	846,994	5,539	—	—
Totals	$335,830,691	$198,982,802	$237,625,696	$2,529,166	$4,118,763	$307,755,147

#   After effect of a return of capital distribution of $504 on April 4, 2005.

Notes to Schedule of Investments:
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 38.7% of the Net Assets of the Fund, through investments in the underlying funds, was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuer(s) — 100.0%
18,917,938	GMO Alpha Only Fund, Class III *	199,016,704
2,043,699	GMO Alternative Asset Opportunity Fund, Class III *	54,668,953
24,922,669	GMO Core Plus Bond Fund, Class IV	265,177,197
6,404,369	GMO Currency Hedged International Bond Fund, Class III	63,275,168
6,972,630	GMO Currency Hedged International Equity Fund, Class III	63,590,382
6,105,635	GMO Domestic Bond Fund, Class VI	60,384,730
924,935	GMO Emerging Countries Fund, Class III	16,426,845
873,325	GMO Emerging Country Debt Fund, Class IV	10,523,564
7,080,808	GMO Emerging Markets Fund, Class VI	150,962,819
745,083	GMO Inflation Indexed Bond Fund, Class III	8,568,454
2,454,466	GMO International Bond Fund, Class III	23,243,793
4,845,476	GMO International Growth Equity Fund, Class III *	135,673,317
4,451,472	GMO International Intrinsic Value Fund, Class IV	135,680,856
548,216	GMO International Small Companies Fund, Class III	9,796,624
1,124,228	GMO Real Estate Fund, Class III	19,359,204
361,601	GMO Short-Duration Investment Fund, Class III	3,229,098
21,139,081	GMO U.S. Core Equity Fund, Class VI *	303,768,588
6,648,559	GMO U.S. Quality Equity Fund, Class IV	132,838,200
86,338	GMO U.S. Value Fund, Class III	867,694
	TOTAL MUTUAL FUNDS (COST $1,528,466,449)	1,657,052,190

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
	Repurchase Agreement(s) — 0.0%
10,677	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $10,677, an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30, and a market value, including accrued interest of $10,890.	10,677
	TOTAL SHORT-TERM INVESTMENT(S) (COST $10,677)	10,677
	TOTAL INVESTMENTS — 100.0% (Cost $1,528,477,126)	1,657,062,867
	Other Assets and Liabilities (net) — 0.0%	(53,728)
	TOTAL NET ASSETS — 100.0%	$1,657,009,139

1

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,528,780,505	$131,284,068	$(3,001,707)	$128,282,361

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Alpha Only Fund, Class III	$32,963,379	$164,919,741	$8,208	$—	$—	$199,016,704
GMO Alternative Asset Opportunity Fund, Class III	—	52,128,089	4,357	—	—	54,668,953
GMO Core Plus Bond Fund, Class III	127,328,898	58,754,887	187,302,955	143,143	—	—
GMO Core Plus Bond Fund, Class IV	—	261,264,547	—	—	—	265,177,197
GMO Currency Hedged International Bond Fund, Class III	71,877,970	14,844,682	25,424,871	1,926,751	163,662	63,275,168
GMO Currency Hedged International Equity Fund, Class III	45,196,546	31,136,315	17,376,855	—	4,711,897	63,590,382
GMO Domestic Bond Fund, Class III	102,330,133	3,419,813	107,018,243	10,475	1,172,088	—
GMO Domestic Bond Fund, Class VI	—	60,672,001	20,000	194,747	—	60,384,730
GMO Emerging Countries Fund, Class III	11,466,947	3,513,130	1,246	61,357	508,898	16,426,845
GMO Emerging Country Debt Fund, Class IV	9,414,586	277,389	1,056	29,921	167,560	10,523,564

2

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

GMO Emerging Markets Fund, Class VI	84,567,353	57,815,416	4,969,847	781,019	3,795,560	150,962,819
GMO Inflation Indexed Bond Fund, Class III	28,364,806	6,169,381	26,000,448	116,262	91,786	8,568,454
GMO International Bond Fund, Class III	21,786,870	5,110,464	1,197,071	643,098	12,407	23,243,793
GMO International Growth Equity Fund, Class III	—	139,764,137	488,000	—	—	135,673,317
GMO International Growth Fund, Class III	87,262,780	25,489,391	118,826,523	238,847	1,795,205	—
GMO International Intrinsic Value Fund, Class IV	86,427,234	54,720,478	9,912,861	201,955	1,446,141	135,680,856
GMO International Small Companies Fund, Class III	19,084,299	1,492,213	10,548,317	—	865,014	9,796,624
GMO Real Estate Fund, Class III	22,680,730	1,187,703	8,002,041	—	—	19,359,204
GMO Short-Duration Investment Fund, Class II	3,145,592	26,243	339	26,243	—	3,229,098
GMO U.S. Core Equity Fund, Class VI	—	304,899,798	387,000	1,054,420	—	303,768,588
GMO U.S. Core Fund, Class VI	195,163,591	52,276,721	250,956,004	2,117,106	—	—
GMO U.S. Quality Equity Fund, Class IV	80,387,878	52,258,918	10,074	867,838	186,140	132,838,200
GMO U.S. Value Fund, Class III	—	872,038	—	2,668	—	867,694
GMO Value Fund, Class III	857,087	13,593	889,444	6,379	—	—
Totals	$1,030,306,679	$1,353,027,088	$769,345,760	$8,422,229	$14,916,358	$1,657,052,190

3

GMO Global Balanced Asset Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 28.4% of the Net Assets of the Fund, through investments in the underlying funds, was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com

4

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 12.6%
		Australia — 1.0%
		Asset-Backed Securities
USD	1,649,734	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 4.11%, due 12/21/33	1,653,198
		Austria — 1.8%
		Corporate Debt
USD	2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17 *	2,894,450
		Canada — 1.2%
		Foreign Government Obligations
GBP	1,000,000	Province of Quebec, 8.63%, due 11/04/11	2,059,639
		United Kingdom — 5.5%
		Asset-Backed Securities
GBP	2,364,759	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.04%, due 06/12/35	4,105,855
GBP	2,877,061	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 4.99%, due 09/12/35	4,991,367
		Total United Kingdom	9,097,222
		United States — 3.1%
		U.S. Government
USD	3,633,660	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	3,831,086
USD	1,180,660	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a)	1,283,002
		Total United States	5,114,088
		TOTAL DEBT OBLIGATIONS (COST $19,614,396)	20,818,597

Principal Amount	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.4%
	Cross Currency Options — 0.3%
12,400,000	GBP Call / JPY Put Expires 1/11/06, Strike 202.20	458,428
	Currency Options — 0.1%
1,000,000,000	JPY Call / USD Put, Expires 4/04/06, Strike 116.30	112,870
	TOTAL CALL OPTIONS PURCHASED (COST $411,240)	571,298

1

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 87.1%
459,403	GMO Emerging Country Debt Fund, Class III (c)	5,531,213
3,928,379	GMO Short-Duration Collateral Fund (c)	101,784,305
45,838	GMO Special Purpose Holding Fund (c)	480,843
1,364,018	GMO World Opportunity Overlay Fund * (c)	34,386,886
1,582,641	Merrimac Cash Series, Premium Class	1,582,641
	TOTAL MUTUAL FUNDS (COST $139,500,863)	143,765,888
	TOTAL INVESTMENTS — 100.1%
	(Cost $159,526,499)	165,155,783
	Other Assets and Liabilities (net) — (0.1%)	(148,818)
	TOTAL NET ASSETS — 100.0%	$165,006,965

2

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$160,552,340	$4,655,524	$(52,081)	$4,603,443

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$4,994,024	$103,573	$—	$15,311	$88,262	$5,531,213
GMO Short-Duration Collateral Fund	97,283,265	25,736,514	23,500,000	336,514	—	101,784,305
GMO Special Purpose Holding Fund	710,951	—	—	—	285,890	480,843	#
GMO World Opportunity Overlay Fund	34,194,946	150,000	—	—	—	34,386,886
Totals	$137,183,186	$25,990,087	$23,500,000	$351,825	$374,152	$142,183,247

#   After effect of a return of capital distribution of $252,695 on April 5, 2005.

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
1/17/06	AUD	35,500,000	$26,188,329	$(136,445)
1/24/06	CAD	2,000,000	1,717,016	7,359
2/21/06	EUR	47,800,000	56,600,864	374,441
12/20/05	JPY	6,540,000,000	54,703,580	(2,929,756)
12/13/05	NZD	17,700,000	12,428,173	265,795
				$(2,418,606)
Sales
1/17/06	AUD	12,400,000	$9,147,472	$65,070
1/24/06	CAD	7,500,000	6,438,811	(72,073)
2/14/06	CHF	3,500,000	2,679,745	(2,005)
2/21/06	EUR	1,000,000	1,184,119	(169)
2/07/06	GBP	4,700,000	8,125,347	35,390
12/20/05	JPY	3,860,500,000	32,291,005	1,055,829
				$1,082,042

3

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive /In Exchange For		Net Unrealized Appreciation (Depreciation)
12/06/05	EUR	1,000,000	CHF	1,549,300	$(766)
1/10/06	EUR	10,300,000	NOK	80,404,272	(212,821)
1/31/06	EUR	5,700,000	SEK	54,755,340	69,464
1/31/06	SEK	29,562,455	EUR	3,100,000	(10,815)
					$(154,938)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
14	Australian Government Bond 10 Yr.	December 2005	$1,083,086	$10,604
28	Australian Government Bond 3 Yr.	December 2005	2,107,892	5,146
74	EURO BOBL	December 2005	9,813,430	771
89	EURO Bund	December 2005	12,620,051	23,928
7	Japanese Government Bond 10 Yr.	December 2005	8,086,138	32,535
1	Swiss Federal Bond	December 2005	98,545	(2,765)
51	U.S. Long Bond	March 2006	5,713,594	(28,193)
10	U.S. Treasury Note 10 Yr.	March 2006	1,085,313	(3,316)
				$38,710
Sales
44	Canadian Government Bond 10 Yr.	March 2006	$4,293,832	$10,995
1	Japanese Government Bond 10 Yr. (LIF)	December 2005	1,153,744	(115)
26	U.S. Treasury Note 5 Yr.	March 2006	2,754,375	3,815
116	UK Gilt Long Bond	March 2006	22,766,617	(13,973)
				$722

4

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
36,000,000	SEK	3/17/2008	JP Morgan Chase Bank	Receive	2.90%	3 Month SEK STIBOR	$(1,400)
3,000,000	CHF	11/4/2010	Citigroup	(Pay)	2.17%	6 month CHF LIBOR	(3,102)
19,000,000	SEK	3/15/2011	Citigroup	Receive	3.40%	3 Month SEK STIBOR	1,831
16,000,000	SEK	3/15/2011	Deutsche Bank AG	Receive	3.40%	3 Month SEK STIBOR	1,542
3,000,000	CHF	10/31/2012	Citigroup	(Pay)	2.16%	6 month CHF LIBOR	18,468
44,000,000	SEK	3/15/2013	Deutsche Bank AG	Receive	3.50%	3 Month SEK STIBOR	(16,687)
31,000,000	SEK	3/15/2013	JP Morgan Chase Bank	Receive	3.50%	3 Month SEK STIBOR	(11,757)
2,200,000	CHF	8/26/2015	JP Morgan Chase Bank	(Pay)	2.24%	6 month CHF LIBOR	31,856
5,000,000	CHF	10/26/2015	Citigroup	(Pay)	2.21%	6 month CHF LIBOR	83,711
4,600,000	CHF	11/10/2015	Deutsche Bank AG	(Pay)	2.56%	6 month CHF LIBOR	(26,356)
24,000,000	SEK	3/15/2016	Deutsche Bank AG	Receive	3.75%	3 Month SEK STIBOR	10,953
9,000,000	SEK	3/15/2016	JP Morgan Chase Bank	Receive	3.75%	3 Month SEK STIBOR	4,108
1,000,000	CHF	10/31/2020	Deutsche Bank AG	(Pay)	2.56%	6 month CHF LIBOR	9,012
2,000,000	CHF	11/4/2020	Deutsche Bank AG	(Pay)	2.70%	6 month CHF LIBOR	(8,355)
3,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 month Floating Rate EUR LIBOR	1,120,726
							$1,214,550

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	(Pay)	Receive	Net Unrealized Appreciation (Depreciation)
31,000,000	USD	7/21/2006	JP Morgan Chase Bank	1 month LIBOR	Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	$73,644
75,000,000	USD	9/24/2006	JP Morgan Chase Bank	1 month LIBOR	Return on JP Morgan Non-U.S. Hedged Traded Total Return Government Bond Index	(138,470)
						$(64,826)

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

5

GMO Global Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC – Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
Variable rates – The rates shown on variable rate notes are the current interest rates at November 30, 2005, which are subject to change based on the terms of the security.
*	Non-income producing security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(c)	Affiliated issuer.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%
	Automotive — 0.8%
1,800	Harley-Davidson, Inc.	96,948
200	Johnson Controls, Inc.	13,890
300	Oshkosh Truck Corp.	13,479
		124,317
	Construction — 1.1%
1,700	D.R. Horton, Inc.	60,248
200	Jacobs Engineering Group, Inc. *	12,994
400	KB Home	27,908
200	Ryland Group, Inc.	14,308
200	St. Joe Co. (The)	13,280
1,000	Toll Brothers, Inc. *	34,400
		163,138
	Consumer Goods — 7.1%
11,200	Altria Group, Inc.	815,248
1,500	Bebe Stores, Inc.	24,255
300	Black & Decker Corp.	26,343
1,300	Coach, Inc. *	44,759
300	Columbia Sportswear Co. *	13,944
700	Maytag Corp.	12,446
500	Mohawk Industries, Inc. *	43,990
200	Nike Inc	17,060
1,500	Procter & Gamble Co	85,785
600	Tempur-Pedic International, Inc. *	6,810
		1,090,640
	Financial — 7.3%
3,600	Aflac, Inc.	172,800
700	AMBAC Financial Group, Inc.	53,683
1,800	American International Group, Inc.	120,852
900	Ameritrade Holding Corp. *	21,024
100	CB Richard Ellis Group, Inc.-Class A *	5,550
10,800	Charles Schwab Corp. (The)	164,700
900	Eaton Vance Corp.	24,732
5,000	Fannie Mae	240,250
300	Franklin Resources, Inc.	27,864
100	Goldman Sachs Group Inc	12,896
500	Legg Mason Inc	61,325
1,000	Marsh & McLennan Cos., Inc.	30,890
4,600	MBNA Corp.	123,142
400	Radian Group, Inc.	22,624
500	WellChoice, Inc. *	38,725
		1,121,057
	Food & Beverage — 0.8%
2,200	Pepsico, Inc.	130,240

1

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Health Care — 25.3%
2,300	Abbott Laboratories	86,733
1,900	Aetna Inc.	175,731
300	Allergan, Inc.	30,000
300	American Pharmaceutical Partners, Inc. *	11,406
500	AmerisourceBergen Corp.	40,175
1,200	Amgen, Inc. *	97,116
1,000	Barr Pharmaceuticals, Inc. *	57,350
200	Bausch & Lomb, Inc.	16,252
3,600	Cardinal Health, Inc.	230,220
300	Caremark Rx, Inc. *	15,417
300	Cerner Corp. *	28,920
300	Coventry Health Care, Inc. *	17,871
2,100	Express Scripts, Inc. *	177,366
1,300	Forest Laboratories, Inc. *	50,791
1,500	Genentech, Inc. *	143,430
600	Gilead Sciences, Inc. *	30,414
2,300	HCA, Inc.	117,277
700	Health Net, Inc. *	35,721
400	Hospira, Inc. *	17,660
400	Humana, Inc. *	18,332
300	Invitrogen Corp. *	19,995
5,300	Johnson & Johnson	327,275
1,700	Lincare Holdings, Inc. *	72,981
3,400	McKesson Corp.	171,020
1,200	Medco Health Solutions, Inc. *	64,380
400	Medtronic Inc	22,228
13,400	Merck & Co., Inc.	393,960
600	Omnicare, Inc.	34,170
14,300	Pfizer, Inc.	303,160
900	Pharmaceutical Product Development, Inc.	52,461
700	St. Jude Medical, Inc. *	33,439
1,100	Stryker Corp.	47,630
14,200	UnitedHealth Group, Inc.	850,012
300	Universal Health Services, Inc.-Class B	14,376
1,800	Wyeth	74,808
		3,880,077
	Machinery — 2.6%
900	Baker Hughes, Inc.	51,615
900	BJ Services Co.	32,985
3,000	Caterpillar, Inc.	173,340
200	Cooper Cameron Corp. *	15,926
200	Graco, Inc.	7,276
600	Grant Prideco, Inc. *	23,034

2

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,100	Halliburton Co.	70,015
200	Joy Global, Inc.	10,578
400	Smith International, Inc.	15,116
		399,885
	Manufacturing — 0.7%
200	American Standard Cos., Inc.	7,616
700	Crown Holdings, Inc. *	12,978
1,600	General Electric Co.	57,152
100	Mine Safety Appliances Co.	3,881
200	Precision Castparts Corp.	10,198
400	Timken Co.	12,392
		104,217
	Metals & Mining — 0.1%
200	CONSOL Energy, Inc.	12,944
	Oil & Gas — 5.4%
1,500	Burlington Resources, Inc.	108,375
2,700	EOG Resources, Inc.	193,725
6,100	Exxon Mobil Corp.	353,983
700	Frontier Oil Corp.	26,376
400	Helmerich & Payne, Inc.	23,208
400	Murphy Oil Corp.	19,784
1,400	Patterson-UTI Energy, Inc.	43,736
300	Sunoco, Inc.	23,160
200	Unit Corp. *	10,832
200	Valero Energy Corp.	19,240
		822,419
	Primary Process Industry — 0.2%
300	Dow Chemical Co.	13,575
200	Eastman Chemical Co.	11,066
		24,641
	Retail Stores — 16.8%
1,300	Advance Auto Parts *	55,042
1,600	American Eagle Outfitters, Inc.	36,416
200	Autozone, Inc. *	17,812
3,000	Bed Bath & Beyond, Inc. *	127,980
1,100	Chico’s FAS, Inc. *	48,521
700	CVS Corp.	18,914
2,600	Dollar General Corp.	49,166
1,700	Dollar Tree Stores, Inc. *	39,032
400	eBay Inc *	17,924
600	Family Dollar Stores, Inc.	13,506
18,100	Home Depot, Inc.	756,218
2,200	Kroger Co. *	42,812
6,300	Lowe’s Cos., Inc.	425,124
700	Michaels Stores, Inc.	26,180
1,700	Nordstrom, Inc.	62,696
400	O’Reilly Automotive, Inc. *	12,176
1,400	Rent-A-Center, Inc. *	27,370
1,400	Target Corp	74,914

3

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

3,100	TJX Cos., Inc.	69,471
1,000	Urban Outfitters, Inc. *	30,860
3,000	Walgreen Co.	137,040
10,200	Wal-Mart Stores, Inc.	495,312
		2,584,486
	Services — 3.1%
600	Brinker International, Inc.	23,808
1,000	Cablevision Systems Corp.-Class A *	23,660
400	Copart, Inc. *	10,072
1,900	Darden Restaurants, Inc.	67,982
300	Getty Images, Inc. *	27,387
1,100	Marriott International Inc	71,071
700	McGraw-Hill Inc	37,135
1,800	MGM Mirage *	68,598
300	Moody’s Corp	18,045
400	Outback Steakhouse, Inc.	16,112
400	Panera Bread Co.-Class A *	27,200
100	Regis Corp.	3,995
200	Robert Half International, Inc.	7,652
700	Sonic Corp. *	20,713
200	Starwood Hotels & Resorts Worldwide, Inc.	12,100
800	Wendy’s International, Inc.	40,624
		476,154
	Technology — 24.6%
2,000	Adobe Systems, Inc.	65,220
400	ADTRAN, Inc.	11,824
700	Affiliated Computer Services, Inc.-Class A *	39,046
2,100	Agilent Technologies, Inc. *	74,886
1,400	American Power Conversion Corp.	31,374
100	Amphenol Corp.-Class A	4,177
1,700	Apple Computer, Inc. *	115,294
1,100	Autodesk, Inc.	45,892
400	Broadcom Corp. *	18,616
500	CNET Networks, Inc. *	7,495
200	Cognizant Tech Solutions Class A *	9,718
1,200	Corning, Inc. *	24,300
200	Cree, Inc. *	5,366
18,100	Dell, Inc. *	545,896
2,400	EMC Corp. *	33,432
600	Emulex Corp. *	11,958
300	F5 Networks, Inc. *	15,849
4,900	First Data Corp.	212,023
900	Fiserv, Inc. *	40,959
400	Global Payments, Inc.	17,512
700	Goodrich Corp.	26,964
300	Google, Inc.-Class A *	121,497
1,100	Harris Corp.	49,038
900	Ingram Micro, Inc.-Class A *	16,902
31,900	Intel Corp.	851,092
1,400	International Business Machines Corp	124,460

4

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

500	International Rectifier Corp. *	17,730
600	Lexmark International, Inc. *	28,572
1,900	Lockheed Martin Corp.	115,140
300	Microsoft Corp	8,313
12,900	Motorola, Inc.	310,761
600	National Semiconducter Corp.	15,528
900	Nvidia Corp. *	32,553
2,500	Oracle Corp. *	31,425
1,200	Paychex, Inc.	50,892
400	QLogic Corp. *	13,224
600	Rockwell Collins, Inc.	27,420
600	Rockwell International Corp	33,858
13,100	Texas Instuments, Inc.	425,488
600	Total System Services, Inc.	12,936
300	W.W. Grainger, Inc.	21,069
4,100	Western Digital Corp. *	61,172
1,300	Yahoo! Inc *	52,299
		3,779,170
	Transportation — 0.4%
1,800	AMR Corp. *	30,402
100	C.H. Robinson Worldwide, Inc.	4,045
200	CNF, Inc.	11,400
400	Landstar System, Inc.	17,216
		63,063
	Utility — 1.7%
1,300	Kinder Morgan, Inc.	117,780
2,800	Nextel Partners, Inc.-Class A *	74,200
1,200	NII Holdings, Inc. - Class B *	52,140
200	Questar Corp.	14,912
100	TXU Corp.	10,263
		269,295
	TOTAL COMMON STOCKS (COST $15,769,363)	15,045,743

Shares	Description	Value ($)
	WARRANTS — 0.0%
	Utility — 0.0%
100	Lucent Technologies, Inc. Warrants, Expires 12/10/2007 *	62
	TOTAL WARRANTS (COST $0)	62

5

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 3.0%
	Repurchase Agreement(s) — 3.0%
458,995	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $459,029, and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30, and a market value, including accrued interest of $468,175.	458,995
	TOTAL SHORT-TERM INVESTMENT(S) (COST $458,995)	458,995
	TOTAL INVESTMENTS — 101.0% (Cost $16,228,358)	15,504,800
	Other Assets and Liabilities (net) — (1.0%)	(152,310)
	TOTAL NET ASSETS — 100.0%	$15,352,490

Notes to Schedule of Investments:
*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 103.9%
		United States — 103.9%
		Corporate Debt — 2.9%
USD	13,850,000	JP Morgan & Co. Series MTNA, Variable Rate, CPI + 4.00%, 8.02%, due 02/15/12	14,902,600
		U.S. Government — 101.0%
USD	21,639,400	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/13 (a)	21,277,616
USD	30,716,000	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (a)	38,663,765
USD	33,237,890	U.S. Treasury Inflation Indexed Note, 3.38%, due 01/15/07 (a)	33,533,915
USD	17,343,705	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a)	17,858,596
USD	11,511,245	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	12,131,773
USD	1,771,695	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a)	1,924,504
USD	72,378,240	U.S. Treasury Inflation Indexed Note, 0.88%, due 04/15/10 (a)	68,759,328
USD	229,962,373	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/14 (a) (b)	227,734,612
USD	5,271,200	U.S. Treasury Inflation Indexed Note, 2.00%, due 07/15/14 (a)	5,217,665
USD	29,140,160	U.S. Treasury Inflation Indexed Note, 1.63%, due 01/15/15 (a)	27,924,469
USD	20,433,000	U.S. Treasury Inflation Indexed Note, 1.88%, due 07/15/15 (a)	19,989,221
USD	42,064,176	U.S. Treasury Inflation Indexed Note, 2.38%, due 01/15/25 (a)	43,312,956
			518,328,420
		Total United States	533,231,020
		TOTAL DEBT OBLIGATIONS (COST $549,317,433)	533,231,020

Shares	Description	Value ($)
	MUTUAL FUNDS — 16.1%
	Affiliated Issuer(s) — 16.1%
3,172,508	GMO Short-Duration Collateral Fund	82,199,695
28,918	GMO Special Purpose Holding Fund	303,352
	TOTAL MUTUAL FUNDS (COST $81,065,469)	82,503,047
	TOTAL INVESTMENTS — 120.0% (Cost $630,382,902)	615,734,067
	Other Assets and Liabilities (net) — (20.0%)	(102,860,351)
	TOTAL NET ASSETS — 100.0%	$512,873,716

1

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$630,695,842	$1,515,634	$(16,477,409)	$(14,961,775)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjuction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Special Purpose Holding Fund	$448,523	$—	$—	$	$180,361	$303,352	*
GMO Short-Duration Collateral Fund	107,322,039	47,240,944	74,100,000	190,944	—	82,199,695
Totals	$107,770,562	$47,240,944	$74,100,000	$190,944	$180,361	$82,503,047

* After effect of the return of capital distribution of $159,419 on April 5, 2005.

2

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Reverse Repurchase Agreement

Face Value	Description	Market Value
$106,812,304	Barclays Bank, 4.00%, dated 11/14/05, to be repurchased on demand by Barclays Bank, at face value, plus accrued interest.	$107,014,061

Average balance outstanding	100,403,131
Average interest rate	3.09%
Maximum balance outstanding	174,978,515
Average shares outstanding	42,866,487
Average balance per share outstanding	2.34

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Notes to Schedule of Investments:
CPI – Consumer Price Index
Variable rates – The rates shown on variable rate notes are the current interest rates at November 30, 2005, which are subject to change based on the terms of the security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(b)	All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 5.7%
		Australia — 0.2%
		Asset-Backed Securities
USD	888,318	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 4.11%, due 12/21/33	890,183
		Canada — 1.7%
		Foreign Government Obligations
CAD	2,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	1,842,661
CAD	2,000,000	Province of British Columbia, 7.88%, due 11/30/23	2,375,777
GBP	1,500,000	Province of Quebec, 8.63%, due 11/04/11	3,089,458
		Total Canada	7,307,896
		United Kingdom — 1.0%
		Asset-Backed Securities
GBP	1,182,380	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.04%, due 06/12/35	2,052,927
GBP	1,438,530	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 4.99%, due 09/12/35	2,495,683
		Total United Kingdom	4,548,610
		United States — 2.8%
		U.S. Government
USD	7,380,300	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	7,599,403
USD	5,000,000	U.S. Treasury Note, 4.00%, due 09/30/07	4,961,719
		Total United States	12,561,122
		TOTAL DEBT OBLIGATIONS (COST $23,386,397)	25,307,811

Principal Amount	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.4%
	Cross Currency Options — 0.3%
36,200,000	GBP Call / JPY Put Expires 1/11/06, Strike 202.20	1,338,315
	Currency Options — 0.1%
2,600,000,000	JPY Call / USD Put Expires 4/4/06, Strike 116.3	293,462
	TOTAL CALL OPTIONS PURCHASED (COST $1,147,876)	1,631,777

1

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 94.8%
1,201,730	GMO Emerging Country Debt Fund, Class III (c)	14,468,834
12,032,542	GMO Short-Duration Collateral Fund (c)	311,763,167
37,466	GMO Special Purpose Holding Fund (c)	393,017
3,556,481	GMO World Opportunity Overlay Fund * (c)	89,658,876
2,227,170	Merrimac Cash Series, Premium Class	2,227,170
	TOTAL MUTUAL FUNDS (COST $409,594,407)	418,511,064
	TOTAL INVESTMENTS — 100.9% (Cost $434,128,680)	445,450,652
	Other Assets and Liabilities (net) — (0.9%)	(3,808,009)
	TOTAL NET ASSETS — 100.0%	$441,642,643

2

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$435,458,581	$10,155,368	$(163,297)	$9,992,071

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$13,036,542	$985,058	$750,000	$42,139	$242,919	$14,468,834
GMO Short-Duration Collateral Fund	297,103,689	121,939,491	114,600,000	1,139,491	—	311,763,167
GMO Special Purpose Holding Fund	581,096	—	—	—	233,673	393,017	#
GMO World Opportunity Overlay Fund	88,260,749	12,275,000	11,000,000	—	—	89,658,876
Totals	$398,982,076	$135,199,549	$126,350,000	$1,181,630	$476,592	$416,283,894

# After effect of a return of capital distribution of $206,540 on April 5, 2005

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
42	Australian Government Bond 10 Yr.	December 2005	$3,249,256	$30,659
85	Australian Government Bond 3 Yr.	December 2005	6,398,952	15,275
429	EURO BOBL	December 2005	56,891,372	(266,644)
784	EURO Bund	December 2005	111,169,891	(31,406)
72	Japanese Government Bond 10 Yr.	December 2005	83,171,688	(421,700)
8	U.S. Long Bond	March 2006	896,250	(4,423)
4	U.S. Treasury Note 10 Yr.	March 2006	434,125	(1,326)
				$(679,565)
Sales
106	Canadian Government Bond 10 Yr.	March 2006	$10,344,233	$26,895
3	Japanese Government Bond 10 Yr. (LIF)	December 2005	3,461,230	(344)
1	Swiss Federal Bond	December 2005	98,544	3,083

3

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

261	U.S. Treasury Note 5 Yr.	March 2006	27,649,688	40,024
219	UK Gilt Long Bond	March 2006	42,981,801	(20,236)
				$49,422

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Forward Currency Contracts

Settlement				Net Unrealized Appreciation
Date	Deliver/Receive	Units of Currency	Value	(Depreciation)
Buys
1/17/06	AUD	96,100,000	$70,892,911	$(381,726)
1/24/06	CAD	5,000,000	4,292,541	18,397
2/21/06	EUR	173,100,000	204,970,911	1,355,978
2/07/06	GBP	8,300,000	14,349,016	(103,899)
12/20/05	JPY	21,860,000,000	182,847,135	(9,923,993)
12/13/05	NZD	48,000,000	33,703,520	721,019
				$(8,314,224)
Sales
1/17/06	AUD	33,800,000	$24,934,239	$177,695
1/24/06	CAD	21,300,000	18,286,224	(197,896)
2/14/06	CHF	8,800,000	6,737,645	(4,849)
2/21/06	EUR	3,300,000	3,907,591	(556)
2/07/06	GBP	5,400,000	9,335,505	2,785
12/20/05	JPY	9,620,000,000	80,466,123	2,553,985
				$2,531,164

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
12/06/05	EUR	2,400,000	CHF	3,718,320	(1,838)
1/10/06	EUR	29,100,000	NOK	227,161,584	(601,271)
1/31/06	EUR	16,500,000	SEK	158,502,300	201,079
1/31/06	SEK	81,069,515	EUR	8,500,000	(31,043)
					$(433,073)

4

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Swap Agreements

Interest Rate Swaps

							Net Unrealized
Notional		Expiration		Receive	Fixed		Appreciation
Amount		Date	Counterparty	(Pay)	Rate	Variable Rate	(Depreciation)
87,000,000	SEK	3/17/2008	JP Morgan	Receive	2.90%	3 Month SEK STIBOR	$(3,382)
6,000,000	CHF	11/4/2010	Citigroup	(Pay)	2.17%	6 month CHF LIBOR	(6,203)
52,000,000	SEK	3/15/2011	Citigroup	Receive	3.40%	3 Month SEK STIBOR	5,010
30,000,000	SEK	3/15/2011	Deutsche Bank AG	Receive	3.40%	3 Month SEK STIBOR	2,891
10,000,000	SEK	3/15/2011	JP Morgan	Receive	3.40%	3 Month SEK STIBOR	964
8,000,000	CHF	10/31/2012	Citigroup	(Pay)	2.16%	6 month CHF LIBOR	49,251
110,000,000	SEK	3/15/2013	Deutsche Bank AG	Receive	3.50%	3 Month SEK STIBOR	(41,718)
87,000,000	SEK	3/15/2013	JP Morgan	Receive	3.50%	3 Month SEK STIBOR	(32,995)
8,000,000	CHF	8/26/2015	JP Morgan	(Pay)	2.24%	6 month CHF LIBOR	115,839
10,000,000	CHF	10/26/2015	Citigroup	(Pay)	2.21%	6 month CHF LIBOR	167,378
12,600,000	CHF	11/10/2015	Deutsche Bank AG	(Pay)	2.56%	6 month CHF LIBOR	(72,192)
68,000,000	SEK	3/15/2016	Deutsche Bank AG	Receive	3.75%	3 Month SEK STIBOR	31,034
35,000,000	SEK	3/15/2016	JP Morgan	Receive	3.75%	3 Month SEK STIBOR	15,974
3,000,000	CHF	10/31/2020	Deutsche Bank AG	(Pay)	2.56%	6 month CHF LIBOR	27,039
6,000,000	CHF	11/4/2020	Deutsche Bank AG	(Pay)	2.70%	6 month CHF LIBOR	(25,063)
5,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 month Floating Rate EUR LIBOR	1,867,788
							$2,101,615

5

GMO International Bond Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
112,000,000	USD	7/21/2006	JP Morgan	1 month LIBOR - 0.01%	Return on JP Morgan Non - U.S. Hedged Traded Total Return Government Bond Index	$266,349
33,000,000	USD	7/21/2006	JP Morgan	1 month LIBOR	Return on JP Morgan Non - U.S. Hedged Traded Total Return Government Bond Index	78,395
						$344,744

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC – Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
Variable rates – The rates shown on variable rate notes are the current interest rates at November 30, 2005, which are subject to change based on the terms of the security.
*	Non-income producing security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(c)	Affiliated issuer.
Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro Dollar
GBP – British Pound
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 102.8%
	Affiliated Issuers — 102.8%
785,650	GMO Emerging Countries Fund, Class III	13,953,136
5,577,240	GMO Emerging Markets Fund, Class VI	118,906,760
8,279,837	GMO International Growth Equity Fund, Class III *	231,835,429
7,660,347	GMO International Intrinsic Value Fund, Class IV	233,487,374
279,003	GMO International Small Companies Fund, Class III	4,985,784
	TOTAL MUTUAL FUNDS (COST $476,828,753)	603,168,483

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
	Repurchase Agreement(s) — 0.0%
12,766	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $12,767 and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, a maturity date of 05/15/30 and market value, including accrued interest of $13,023.	12,766
	TOTAL SHORT-TERM INVESTMENT(S) (COST $12,766)	12,766
	TOTAL INVESTMENTS — 102.8% (Cost $476,841,519)	603,181,249
	Other Assets and Liabilities (net) — (2.8%)	(16,633,528)
	TOTAL NET ASSETS — 100.0%	$586,547,721

1

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$477,487,216	$125,694,033	$—	$125,694,033

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Emerging Countries Fund, Class III	$11,981,142	$589,050	$46,986	$63,379	$525,671	$13,953,136
GMO Emerging Markets Fund, Class VI	88,609,723	20,246,775	3,323,616	867,336	4,215,040	118,906,760
GMO International Growth Equity Fund, Class III	—	237,746,373	—	—	—	231,835,429
GMO International Growth Fund, Class III	190,312,376	38,096,880	241,099,114	508,236	3,819,967	—
GMO International Intrinsic Value Fund, Class IV	187,917,565	39,609,387	4,289,145	428,472	3,068,171	233,487,374
GMO International Small Companies Fund, Class III	10,200,522	1,243,170	6,354,336	—	420,935	4,985,784
Totals	$489,021,328	$337,531,635	$255,113,197	$1,867,423	$12,049,784	$603,168,483

2

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 83.3% of the Net Assets of the Fund, through investments in the underlying funds, was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%
	Automotive — 2.8%
200	American Axle & Manufacturing Holdings, Inc.	4,252
300	Dana Corp.	2,091
5,700	Ford Motor Co.	46,341
1,900	General Motors Corp.	41,610
100	Goodyear Tire & Rubber Co. (The) *	1,713
200	Harley-Davidson, Inc.	10,772
400	Johnson Controls, Inc.	27,780
700	Lear Corp.	19,488
		154,047
	Construction — 5.4%
600	Annaly Mortgage Management, Inc. REIT	7,050
100	Apartment Investment & Management Co.	3,873
200	Archstone-Smith Trust REIT	8,362
100	AvalonBay Communities, Inc. REIT	9,145
300	Beazer Homes USA, Inc.	20,991
100	CBL & Associates Properties, Inc. REIT	4,025
500	Centex Corp.	35,925
1,300	D.R. Horton, Inc.	46,072
400	Equity Office Properties Trust REIT	12,472
200	Equity Residential REIT	8,152
100	iStar Financial, Inc. REIT	3,716
100	Jacobs Engineering Group, Inc. *	6,497
300	KB Home	20,931
400	Lennar Corp. - Class A	23,072
100	Martin Marietta Materials, Inc.	7,511
200	MDC Holdings, Inc.	13,626
500	Pulte Homes, Inc.	20,815
300	Ryland Group, Inc.	21,462
300	Standard-Pacific Corp.	11,307
100	Toll Brothers, Inc. *	3,440
200	USG Corp. *	12,240
		300,684
	Consumer Goods — 6.0%
2,900	Altria Group, Inc.	211,091
100	Columbia Sportswear Co. *	4,648
600	Eastman Kodak Co.	14,382
300	Jones Apparel Group, Inc.	8,628
500	Liz Claiborne, Inc.	17,440
400	Mohawk Industries, Inc. *	35,192
500	Whirlpool Corp.	40,925
		332,306
	Financial — 29.9%
1,300	Aflac, Inc.	62,400
600	AMBAC Financial Group, Inc.	46,014
200	American Financial Group, Inc.	7,430
500	American International Group, Inc.	33,570

1

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

100	AmeriCredit Corp. *	2,480
400	AmerUs Group Co.	23,492
500	AON Corp.	18,205
5,000	Bank of America Corp.	229,450
500	BB&T Corp.	21,275
100	Bear Stearns Cos. (The), Inc.	11,099
100	Chubb Corp.	9,684
2,400	Citigroup, Inc.	116,520
600	Comerica, Inc.	34,602
200	Commerce Group, Inc.	11,612
100	Countrywide Financial Corp.	3,481
2,600	Fannie Mae	124,930
800	Fidelity National Financial, Inc.	30,256
400	First American Corp.	18,820
400	First Horizon National Corp.	15,568
800	Freddie Mac	49,960
100	Hartford Financial Services Group, Inc.	8,737
100	IndyMac Bancorp, Inc.	3,828
500	Jefferson Pilot Corp.	27,775
2,000	JPMorgan Chase & Co.	76,500
200	KeyCorp	6,632
200	Lehman Brothers Holdings, Inc.	25,200
400	Lincoln National Corp.	20,792
100	Loews Corp.	9,658
1,100	Marsh & McLennan Cos., Inc.	33,979
100	MBIA, Inc.	6,178
4,000	MBNA Corp.	107,080
300	Metlife, Inc.	15,432
400	MGIC Investment Corp.	26,040
300	Morgan Stanley	16,809
1,900	National City Corp.	64,429
500	Nationwide Financial Services, Inc.-Class A	21,075
700	Old Republic International Corp.	18,620
300	PMI Group (The), Inc.	12,180
200	PNC Financial Services Group, Inc.	12,754
400	Protective Life Corp.	17,672
400	Radian Group, Inc.	22,624
100	Suntrust Banks, Inc.	7,274
600	Torchmark Corp.	32,472
500	Transatlantic Holdings, Inc.	34,975
100	Trustmark Corp.	2,860
2,300	UnumProvident Corp.	50,600
100	Wachovia Corp.	5,340
100	Washington Federal, Inc.	2,427
2,440	Washington Mutual, Inc.	100,504
100	Webster Financial Corp.	4,786
		1,666,080

2

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Food & Beverage — 1.1%
1,500	Sara Lee Corp.	27,090
1,900	Tyson Foods, Inc.-Class A	31,977
		59,067
	Health Care — 13.6%
300	Aetna Inc.	27,747
400	AmerisourceBergen Corp.	32,140
600	Bristol-Myers Squibb Co.	12,954
1,200	Cardinal Health, Inc.	76,740
100	Cigna Corp.	11,252
400	Express Scripts, Inc. *	33,784
200	Health Net, Inc. *	10,206
100	Humana, Inc. *	4,583
300	King Pharmaceuticals, Inc. *	4,719
1,200	McKesson Corp.	60,360
200	Medco Health Solutions, Inc. *	10,730
5,000	Merck & Co., Inc.	147,000
8,000	Pfizer, Inc.	169,600
2,600	UnitedHealth Group, Inc.	155,636
		757,451
	Machinery — 0.4%
200	Caterpillar, Inc.	11,556
300	Flowserve Corp. *	11,208
		22,764
	Manufacturing — 0.7%
200	General Electric Co.	7,144
200	Harsco Corp.	13,290
300	SPX Corp.	14,124
100	United Technologies Corp.	5,384
		39,942
	Oil & Gas — 6.8%
100	Anadarko Petroleum Corp.	9,061
300	Apache Corp.	19,584
300	Burlington Resources, Inc.	21,675
1,200	ConocoPhillips	72,612
200	EOG Resources, Inc.	14,350
1,900	Exxon Mobil Corp.	110,257
200	Helmerich & Payne, Inc.	11,604
400	Marathon Oil Corp.	23,716
200	Murphy Oil Corp.	9,892
400	Occidental Petroleum Corp.	31,720
100	Sunoco, Inc.	7,720
300	Tesoro Corp.	16,521
300	Valero Energy Corp.	28,860
		377,572

3

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Primary Process Industry — 0.2%
100	Air Products & Chemicals, Inc.	5,917
100	PPG Industries, Inc.	6,073
		11,990
	Retail Stores — 8.8%
800	Albertson’s, Inc.	18,800
200	Bed Bath & Beyond, Inc. *	8,532
3,900	Home Depot, Inc.	162,942
1,500	Kroger Co. *	29,190
1,200	Lowe’s Cos., Inc.	80,976
400	Office Depot, Inc. *	11,872
1,700	Safeway, Inc.	39,525
500	Supervalu, Inc.	16,360
500	TJX Cos., Inc.	11,205
2,300	Wal-Mart Stores, Inc.	111,688
		491,090
	Services — 1.6%
900	Applebee’s International, Inc.	20,628
400	Brinker International, Inc. *	15,872
500	Gannett Co., Inc.	30,810
400	Outback Steakhouse, Inc.	16,112
100	Sabre Holdings Corp.	2,287
100	Wendy’s International, Inc.	5,078
		90,787
	Technology — 7.2%
200	Affiliated Computer Services, Inc.-Class A *	11,156
200	American Power Conversion Corp.	4,482
4,500	Dell, Inc. *	135,720
900	EMC Corp. *	12,537
1,800	First Data Corp.	77,886
100	Goodrich Corp.	3,852
100	Harris Corp.	4,458
2,800	Hewlett-Packard Co.	83,076
1,600	Ingram Micro, Inc.-Class A *	30,048
100	Lexmark International, Inc. *	4,762
100	Lockheed Martin Corp.	6,060
700	Tech Data Corp. *	27,517
		401,554
	Transportation — 0.3%
100	Burlington Northern Santa Fe Corp.	6,618
100	Union Pacific Corp.	7,654
		14,272
	Utility — 13.1%
1,000	American Electric Power Co., Inc.	36,540
7,305	AT&T Corp.	181,967
2,400	BellSouth Corp.	65,424
1,500	Centerpoint Energy, Inc.	19,830
200	CMS Energy Corp. *	2,796

4

GMO Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

200	Consolidated Edison, Inc.	9,108
200	Constellation Energy Group, Inc.	10,598
300	DTE Energy Co.	13,092
900	Duke Energy Corp.	24,174
100	Duquesne Light Holdings, Inc.	1,695
300	Edison International	13,536
900	El Paso Corp.	9,891
200	Entergy Corp.	14,000
300	Exelon Corp.	15,612
400	FirstEnergy Corp.	18,784
400	FPL Group, Inc.	16,956
100	Great Plains Energy, Inc.	2,906
100	Kinder Morgan, Inc.	9,060
100	NiSource, Inc.	2,153
400	PG&E Corp.	14,712
200	PPL Corp.	5,880
900	Progress Energy, Inc.	40,302
200	Public Service Enterprise Group, Inc.	12,544
200	Sempra Energy	8,790
300	Southern Co. (The)	10,413
400	TECO Energy, Inc.	6,996
4,900	Verizon Communications, Inc.	156,702
200	Xcel Energy, Inc.	3,702
		728,163
	TOTAL COMMON STOCKS (COST $5,878,288)	5,447,769

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 3.3%
	Repurchase Agreement — 3.3%
185,535	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $185,549 and an effective yield of 2.7%, collateralized by U.S. Treasury Bonds with a rate of 6.25%, maturity date of 5/15/30 and a market value, including accrued interest, of $189,246.	185,535
	TOTAL SHORT-TERM INVESTMENT(S) (COST $185,535)	185,535
	TOTAL INVESTMENTS — 101.2% (Cost $6,063,823)	5,633,304
	Other Assets and Liabilities (net) — (1.2%)	(68,096)
	TOTAL NET ASSETS — 100.0%	$5,565,208

5

GMO Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 96.4%
	COMMON STOCKS — 2.1%
	Hotels — 1.4%
57,800	Starwood Hotels & Resorts Worldwide, Inc.	3,496,900
	Triple Net — 0.7%
36,100	Corrections Corporation of America *	1,603,923
	TOTAL COMMON STOCKS (COST $3,941,338)	5,100,823
	REAL ESTATE INVESTMENT TRUSTS — 94.3%
	Apartments — 16.7%
9,100	AMLI Residential Properties Trust	341,978
54,300	Apartment Investment & Management Co., Class A	2,103,039
236,600	Archstone-Smith Trust (a)	9,892,246
15,000	Associated Estates Realty Corp.	137,250
72,700	Avalonbay Communities, Inc. (a)	6,648,415
25,400	BRE Properties-Class A	1,182,624
20,100	Camden Property Trust (a)	1,185,900
308,900	Equity Residential Properties Trust (a)	12,590,764
25,100	Essex Property Trust, Inc.	2,301,670
10,500	GMH Communities Trust	158,235
15,200	Home Properties of NY, Inc. (a)	632,776
22,100	Investors Real Estate Trust	207,961
11,500	Mid-America Apartment Communities, Inc.	558,555
27,300	Post Properties	1,104,558
14,900	Town & Country Trust (a)	432,100
58,600	United Dominion Realty Trust, Inc. (a)	1,312,054
		40,790,125
	Diversified — 7.5%
12,500	Colonial Properties Trust	549,125
68,100	Cousins Properties, Inc.	1,895,904
29,300	Crescent Real Estate Equities	608,561
15,300	Glenborough Realty Trust, Inc.	289,629
4,700	One Liberty Properties, Inc.	89,770
19,200	Pennslyvania Real Estate Investment Trust	709,056
33,500	Spirit Finance Corp.	385,250
151,100	Vornado Realty Trust (a)	12,896,385
29,900	Washington Real Estate Investment Trust	935,571
		18,359,251
	Health Care — 5.7%
147,000	Health Care Property Investors, Inc. (a)	3,861,690
50,600	Health Care, Inc. (a)	1,740,640
40,000	Healthcare Realty Trust, Inc.	1,400,800
7,300	National Health Realty, Inc.	141,401
67,600	Nationwide Health Properties	1,537,900
52,800	Omega Healthcare Investors, Inc.	634,656
80,300	Senior Housing Properties Trust	1,510,443

1

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

15,300	Universal Health Realty Income Trust	507,042
80,700	Ventas, Inc.	2,544,471
		13,879,043
	Hotels — 3.6%
21,200	Ashford Hospitality Trust, Inc.	226,204
12,000	Boykin Lodging Co. *	144,000
28,000	Equity Inns, Inc.	384,160
26,700	Felcor Lodging Trust, Inc.	453,366
50,700	Hospitality Properties Trust	2,088,333
185,500	Host Marriott Corp.	3,320,450
13,600	Innkeepers USA Trust	237,184
14,500	Lasalle Hotel Properties	488,070
30,400	Meristar Hospitality Corp. *	297,616
19,400	Strategic Hotel Capital	358,318
24,200	Sunstone Hotel Investors, Inc.	612,260
13,000	Winston Hotels, Inc.	130,650
		8,740,611
	Industrial — 6.2%
63,200	AMB Property Corp.	2,955,232
14,600	Centerpoint Properties Corp.	667,074
14,700	Eastgroup Properties, Inc.	663,411
33,800	First Industrial Realty Trust	1,373,970
205,638	Prologis (a)	9,327,740
		14,987,427
	Manufactured Housing — 0.9%
13,300	Affordable Residential Communities (a)	118,636
10,900	American Land Lease, Inc.	258,330
22,100	Equity Lifestyle Properties, Inc.	1,024,556
23,900	Sun Communities, Inc.	731,340
9,200	United Mobile Homes, Inc.	140,668
		2,273,530
	Office Central Business District — 7.7%
68,600	American Financial Realty Trust	857,500
27,800	BioMed Realty Trust, Inc.	713,626
74,500	Boston Properties, Inc.	5,603,145
301,400	Equity Office Properties Trust	9,397,652
22,000	Maguire Properties, Inc.	704,000
16,300	SL Green Realty Corp.	1,203,755
9,000	Trizec Properties, Inc.	202,320
		18,681,998
	Office Suburban — 15.6%
25,800	Alexandria Real Estate Equity, Inc.	2,167,200
64,600	Arden Realty Group, Inc. (a)	2,938,008
17,000	Bedford Property Investors	391,000
58,600	Brandywine Reality Trust (a)	1,698,228
83,500	CarrAmerica Realty Corp.	2,947,550
33,000	Corporate Office Properties	1,190,640
133,800	Duke Realty Investments	4,549,200
50,100	Highwood Properties, Inc.	1,444,383

2

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

322,200	HRPT Properties Trust	3,524,868
30,100	Kilroy Realty Corp.	1,854,160
123,300	Liberty Property Trust	5,235,318
78,100	Mack-Cali Realty Corp.	3,449,677
25,600	Mission West Properties	257,792
13,800	Parkway Properties, Inc.	576,840
50,300	Prentiss Properties Trust	2,062,300
18,100	PS Business Parks, Inc.	852,510
77,000	Reckson Associates Realty Corp. (a)	2,828,210
		37,967,884
	Outlets — 0.2%
19,000	Tanger Factory Outlet Centers, Inc.	522,310
	Regional Malls — 9.1%
58,500	CBL & Associates Properties, Inc. (a)	2,354,625
118,400	General Growth Properties	5,401,408
36,400	Glimcher Realty Trust	934,752
26,900	Macerich Co.	1,828,662
28,800	Mills Corp.	1,235,520
126,100	Simon Property Group, Inc. (a)	9,748,791
22,200	Taubman Centers, Inc.	777,444
		22,281,202
	Shopping Centers — 12.5%
17,000	Acadia Reality Trust	348,160
13,100	Cedar Shopping Centers, Inc.	180,125
87,500	Developers Diversified Realty Corp.	3,963,750
88,300	Equity One, Inc.	2,098,008
38,700	Federal Reality Investment Trust	2,437,326
38,600	Heritage Property Investment Trust	1,298,890
227,600	Kimco Realty Corp.	7,158,020
119,700	New Plan Excel Realty Trust	2,858,436
36,000	Pan Pacific Retail Property, Inc.	2,422,800
17,500	Ramco-Gershenson Properties	480,025
58,400	Regency Centers Corp.	3,390,120
14,100	Saul Centers, Inc.	525,507
21,900	Urstadt Biddle Properties, Inc.	357,627
79,900	Weingarten Realty	3,017,823
		30,536,617
	Storage — 4.7%
18,900	Extra Space Storage, Inc.	288,036
107,800	Public Storage, Inc. (a)	7,610,680
35,200	Shurgard Storage Centers, Inc.	2,059,904
17,000	Sovran Self Storage (a)	844,050
32,800	U-Store-It Trust	696,016
		11,498,686
	Triple Net — 3.9%
58,000	Capital Automotive	2,240,540
69,600	Commercial Net Lease Realty	1,410,096
12,600	Correctional Properties Trust	362,376
33,100	Entertainment Properties Trust	1,416,018

3

GMO Real Estate Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

30,900	Getty Reality Corp.	830,283
47,100	Lexington Corporate Properties Trust	1,002,759
78,800	Realty Income Corp.	1,784,032
28,900	Trustreet Properties, Inc.	451,996
		9,498,100
	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $185,322,766)	230,016,784
	TOTAL REAL ESTATE INVESTMENTS (COST $189,264,104)	235,117,607

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 10.6%
	Repurchase Agreement(s) — 6.6%
9,252,282	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/1/05, with a maturity value of $9,252,976 and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, a maturity date of 5/15/2030 and a market value, including interest, of $9,437,328	9,252,282
6,947,428	Merrill Lynch & Co. Triparty Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $6,948,210 and an effective yield of 4.05%, collateralized by various Government obligations with aggregate market value, including accrued interest, of $7,086,472 (b)	6,947,428
		16,199,710
	Cash Equivalent(s) — 4.0%
9,666,758	Harris Trust & Savings Bank Eurodollar Time Deposit, 4.02% due 12/5/2005 (b)	9,666,758
	TOTAL SHORT-TERM INVESTMENT(S) (COST $25,866,468)	25,866,468
	TOTAL INVESTMENTS — 107.0% (Cost $215,130,572)	260,984,075
	Other Assets and Liabilities (net) — (7.0%)	(17,079,739)
	TOTAL NET ASSETS — 100.0%	$243,904,336

4

GMO Real Estate Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$215,786,445	$46,238,135	$(1,040,505)	$45,197,630

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $16,027,684 collateralized by cash in the amount of $16,614,186 which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 92.9%
	Asset-Backed Securities — 90.4%
	ABS Collateralized Debt Obligations — 0.4%
15,000,000	Paragon CDO Ltd, Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .65%, 4.82%, due 10/20/44	14,998,500
	Airlines — 0.6%
23,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, Variable Rate, 1 mo. LIBOR + .48%, 4.60%, due 05/15/24	14,030,000
12,345,896	Continental Airlines, Series 99-1A, 6.55%, due 02/02/19	12,191,573
		26,221,573
	Auto Financing — 7.6%
30,000,000	ARG Funding Corp, Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 4.30%, due 05/20/11	29,971,890
7,273,404	Capital Auto Receivables Asset Trust (GMAC), Series 03-1, Class A3A, 2.75%, due 04/16/07	7,221,981
13,000,000	Chesapeake Funding LLC, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .16%, 4.25%, due 07/07/16	13,002,340
28,000,000	Daimler Chrysler Master Owner Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 2.98%, due 01/15/09	28,002,800
13,668,545	Ford Credit Auto Owner Trust, Series 03-A, Class A4A, 2.70%, due 06/15/07	13,580,930
40,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 4.27%, due 05/17/10	39,999,985
10,145,780	Honda Auto Receivables Owner Trust, Series 05-3, Class A1, 3.42%, due 06/19/06	10,131,576
4,922,473	Household Automotive Trust, Series 05-2, Class A1, 3.70%, due 08/17/06	4,919,012
15,000,000	Nissan Auto Receivables Owner Trust, Series 04-C, Class A4, Variable Rate 1 mo. LIBOR+ .04%, 4.16%, due 03/15/10	15,004,687
33,370,000	Nissan Master Owner Trust Receivables, Series 03-A, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 4.18%, due 09/15/08	33,376,674
12,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 4.15%, due 07/15/10	12,000,000
38,000,000	Superior Wholesale Inventory Financing Trust, Series 05, 4.30%, due 06/15/10	37,964,280
16,049	Triad Auto Receivables Owner Trust, Series 05-A, Class A1, 3.30%, due 06/12/06	16,036
32,000,000	Truck Retail Installment Paper Corp, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR +.27%, 4.39%, due 06/15/10	32,000,000
16,000,000	Volkswagen Auto Lease Trust, Series 04-A, Class A4B, Variable Rate 1 mo. LIBOR + .10%, 4.26%, due 08/20/10	16,012,160
1,617,371	Wachovia Auto Owner Trust, Series 05-4, Class A1, 3.34%, due 05/22/06	1,615,855
760,696	Wells Fargo Financial Auto Owner Trust, Series 05-A, Class A1, 3.39%, due 12/15/05	760,468
19,063,702	World Omni Auto Receivables Trust, Series 05-B, Class A1, 3.83%, due 08/21/06	19,055,151
		314,635,825

1

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

	Business Loans — 5.5%
11,670,403	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 4.55%, due 04/25/34	11,684,991
9,177,548	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 4.56%, due 01/25/35	9,185,808
10,528,735	Capitalsource Commercial Loan Trust, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .33%, 4.49%, due 04/20/13	10,541,896
10,000,000	Capitalsource Commercial Loan Trust, Series 04-2A, Class A2, Variable Rate, 1 mo. LIBOR + .25%, 4.41%, due 08/20/13	10,017,000
13,922,551	Capitalsource Commercial Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 4.25%, due 03/22/10	13,922,551
11,203,611	COLTS Trust, Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .34%, 4.21%, due 09/15/14	11,215,935
9,017,572	GE Business Loan Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .29%, 4.41%, due 05/15/32	9,049,945
23,279,248	Lehman Brothers Small Balance Commercial, Series 05-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .25%, 4.44%, due 02/25/30	23,271,985
18,988,251	Lehman Brothers Small Balance Commercial, Series 05-2, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 4.44%, due 09/25/30	18,988,251
4,812,017	Marlin Leasing Receivables LLC, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .22%, 4.34%, due 01/15/07	4,812,979
14,638,822	Marlin Leasing Receivables LLC, Series 05-1A, Class A1, 144A, 4.05%, due 08/15/06	14,618,035
13,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.30%, due 02/25/13	13,000,000
20,000,000	Navistar Financial Dealer Note Master Trust, Series 98-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 4.35%, due 07/25/11	20,014,800
53,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR +.12%, 4.24%, due 05/13/10	53,000,000
4,489,175	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, Variable Rate, 1 mo. LIBOR +.50%, 4.62%, due 09/15/17	4,467,402
		227,791,578
	CMBS — 1.0%
10,000,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate. 1 mo. LIBOR + .12%, 4.24%, due 09/15/20	9,994,000
15,303,416	J.P. Morgan Chase Commercial Mortgage Securities Corp, Series 04-FL1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .17%, 4.29%, due 04/16/19	15,305,405
2,081,100	Lehman Brothers Commercial Mortgage, Series 04-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .13%, 4.25%, due 10/15/17	2,081,100
14,452,965	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	13,935,549
		41,316,054

2

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

	CMBS Collateralized Debt Obligations — 1.2%
19,292,982	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .35%, 4.35%, due 06/28/19	19,322,307
30,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 4.51%, due 08/26/30	30,000,000
		49,322,307
	Collateralized Loan Obligations — 0.1%
6,000,000	Archimedes Funding IV (Cayman) Ltd, 4A A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 4.87%, due 02/25/13	6,012,000
	Credit Cards — 18.1%
40,000,000	Advanta Business Card Master Trust, Series 03-B, Class A, Variable Rate, 1 mo. LIBOR + .35%, 4.51%, due 12/22/08	40,073,200
13,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 4.23%, due 04/20/11	13,493,250
7,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 4.39%, due 04/20/12	7,000,000
20,000,000	Advanta Business Card Master Trust, Series 2005-A2, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 4.30%, due 05/20/13	20,018,750
15,000,000	American Express Credit Account Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .12%, 4.24%, due 02/16/09	15,012,028
21,000,000	American Express Credit Account Master Trust, Series 01-7, Class A, Variable Rate, 1 mo. LIBOR + .12%, 4.24%, due 02/16/09	21,021,842
15,000,000	American Express Credit Account Master Trust, Series 02-6, Class A, Variable Rate, 1 mo. LIBOR + .14%, 4.26%, due 03/15/10	15,040,067
5,000,000	American Express Credit Account Master Trust, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.23%, due 09/15/10	5,010,500
35,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 4.16%, due 02/15/13	35,000,000
20,000,000	Bank One Issuance Trust, Series 02-A5, Class A5, Variable Rate, 1 mo. LIBOR + .12%, 4.24%, due 06/15/10	20,039,800
5,000,000	Bank One Issuance Trust, Series 03-1A, Class A, Variable Rate, 1 mo. LIBOR + .12%, 4.24%, due 09/15/10	5,010,200
16,440,000	Bank One Issuance Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .11%, 4.22%, due 12/15/10	16,487,676
12,000,000	Capital One Master Trust, Series 01-2, Class A, Variable Rate, 1 mo. LIBOR + .14%, 4.26%, due 01/15/09	12,004,800
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A3, Class A3, Variable Rate, 1 mo. LIBOR + .10%, 4.22%, due 02/15/12	15,018,750
26,275,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 4.49%, due 06/16/14	26,391,924
25,000,000	Chase Credit Card Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .13%, 4.25%, due 03/16/09	25,037,325
15,650,000	Chase Credit Card Master Trust, Series 02-1, Class A, Variable Rate, 1 mo. LIBOR +.10%, 4.22%, due 06/15/09	15,672,543
18,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 4.46%, due 02/07/10	18,059,530
30,000,000	Citibank Credit Card Issuance Trust, Series 01-A2, Class A2, Variable Rate, 3 mo. LIBOR + .12%, 4.41%, due 02/07/08	29,991,000

3

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

7,500,000	Citibank Credit Card Issuance Trust, Series 03-A4, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 3.96%, due 03/20/07	7,506,527
20,000,000	Citibank Credit Card Issuance Trust, Series 04-A3, Class A3, Variable Rate, 3 mo. LIBOR + .07%, 4.26%, due 07/25/11	20,019,286
10,000,000	Citibank Credit Card Issuance Trust, Series 2005-A3, Class A3, Variable Rate, 1 mo. LIBOR + .07%, 4.26%, due 04/24/14	9,994,193
28,000,000	Discover Card Master Trust I, Series 01-3, Class A, Variable Rate, 1 mo. LIBOR + .15%, 4.27%, due 09/15/08	28,020,781
10,000,000	Discover Card Master Trust I, Series 02-3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.23%, due 11/17/09	10,009,248
45,000,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 4.25%, due 08/15/10	45,076,050
12,000,000	Discover Card Master Trust I, Series 03-4, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 4.23%, due 05/15/11	12,013,560
10,000,000	Earls Five Ltd, Series MTNE, Variable Rate, 3 mo. GBP LIBOR + .14%, 4.76%, due 02/27/08	17,443,953
5,400,000	GE Capital Credit Card Master Note Trust 04-2, Class A, Variable Rate, 1 mo. LIBOR + .04%, 4.16%, due 09/15/10, 4.16%, due 09/15/10	5,404,430
25,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 4.16%, due 03/15/13	25,000,000
20,000,000	Gracechurch Card Funding Plc, Series 2, Class A, Variable Rate, 1 mo. LIBOR + .12%, 4.24%, due 10/15/09	20,042,614
28,000,000	Gracechurch Card Funding PLC, Series 4, Class A, Variable Rate, 1 mo. LIBOR + .05%, 4.17%, due 06/15/08	28,000,000
6,220,000	MBNA Credit Card Master Note Trust, Series 02-A9, Class A9, Variable Rate, 1 mo. LIBOR + .09%, 4.24%, due 12/15/09	6,228,953
27,000,000	MBNA Credit Card Master Note Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 4.24%, due 08/16/10	27,059,400
14,000,000	MBNA Credit Card Master Note Trust, Series 04-A7, Class A7, Variable Rate, 1 mo. LIBOR + .10%, 4.22%, due 12/15/11	14,030,625
15,000,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 4.27%, due 01/15/14	15,062,972
19,000,000	MBNA Master Credit Card Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 4.12%, due 12/15/10	19,000,000
9,100,000	Nordstrom Credit Card Master Note Trust, Series 02-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 4.39%, due 10/13/10	9,130,689
25,000,000	Pillar Funding PLC, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 4.01%, due 09/15/11	25,015,412
18,000,000	World Financial Network Credit Card Master Trust, Series 02-A, Class A, Variable Rate, 1 mo. LIBOR + .43%, 4.55%, due 08/15/11	18,100,800
31,100,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 4.30%, due 03/15/13	31,173,229
7,000,000	World Financial Network Credit Card Master Trust, Series 04-A, Class B, Variable Rate, 1 mo. LIBOR + .10%, 4.22%, due 03/15/13	6,997,900
		755,713,807

4

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

	Emerging Markets Collateralized Debt Obligations — 0.4%
362,406	Oasis CBO Ltd, 144A, Variable Rate, 6 mo. LIBOR + 0.38%, 4.96%, due 05/30/11	362,427
16,000,000	Santiago CDO Ltd, Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 4.75%, due 04/18/17	16,027,200
		16,389,627
	Equipment Leases — 1.5%
5,243,639	Caterpillar Financial Asset Trust, Series 05-A, Class A1, 3.21%, due 04/25/06	5,236,266
7,500,000	CNH Equipment Trust, Series 04-A, Class A4A, Variable Rate, 1 mo. LIBOR + .11%, 4.23%, due 09/15/11	7,501,172
23,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 4.16%, due 06/15/12	23,000,000
25,000,000	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 4.17%, due 03/20/09	25,003,906
		60,741,344
	High Yield Collateralized Debt Obligations — 0.2%
572,023	Nomura CBO Ltd, Series 97-2, Class A2, 144A, Step up, 6.26%, due 10/30/09	573,590
3,906,367	Rhyno CBO Delaware Corp, Series 97-1, Class A-2, 144A, Step Up, 6.33%, due 09/15/09	3,923,477
3,076,576	SHYPPCO Finance Co, Series 1I, Class A-2B, 144A, 6.64%, due 06/15/10	2,953,513
		7,450,580
	Insurance Premiums — 1.2%
25,000,000	AICCO Premium Finance Master Trust, Series 04-1A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 4.30%, due 11/17/08	25,031,250
16,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 month LIBOR + .08%, 4.17%, due 10/15/08	15,998,400
11,000,000	Mellon Bank Premium Finance Loan Master Trust, Series 04-1, Class A, Variable Rate, 3 mo. LIBOR + .16%, 4.03%, due 06/15/09	10,995,600
		52,025,250
	Insured Auto Financing — 3.0%
30,000,000	Aesop Funding II LLC, Series 03-2A, Class A1, 144A, MBIA, 2.74%, due 06/20/07	29,765,250
17,500,000	Aesop Funding II LLC, Series 03-5A, Class A2, 144A, XL Capital Assurance, Variable Rate, 1 mo. LIBOR + .38%, 4.54%, due 12/20/09	17,609,375
9,000,000	Aesop Funding II LLC, Series 04-2A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .12%, 4.28%, due 04/20/08	9,000,000
10,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 4.28%, due 04/20/10	9,931,000
2,664,997	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A1, MBIA, 3.30%, due 06/06/06	2,663,913
14,517,196	AmeriCredit Automobile Receivables Trust, Series 05-CF, Class A1, FSA, 3.84%, due 09/06/06	14,509,937
17,000,000	Capital One Auto Finance Trust, Series 04-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .10%, 4.22%, due 03/15/11	17,015,980

5

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

11,000,000	Capital One Auto Finance Trust, Series 04-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .11%, 4.23%, due 08/15/11	11,009,460
15,000,000	Rental Car Finance Corp, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 4.39%, due 06/25/09	15,027,015
		126,531,930
	Insured Business Loans — 0.5%
9,635,865	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 4.63%, due 10/25/30	9,721,721
12,000,000	Golden Securities Corp, Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 4.59%, due 12/02/13	12,001,680
		21,723,401
	Insured Collateralized Loan Obligations — 0.1%
5,189,756	PAM Capital Funding Corp, Series 98-1W, Class A, 144A, FSA, Variable Rate, 3 mo. LIBOR + 17%, 4.57%, due 05/01/10	5,181,660
	Insured Credit Cards — 1.1%
11,000,000	Cabela’s Master Credit Card Trust, Series 03-1A, Class A, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .30%, 4.42%, due 01/15/10	11,055,000
35,000,000	Cabela’s Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 4.24%, due 03/15/11	35,076,650
		46,131,650
	Insured High Yield Collateralized Debt Obligations — 1.2%
2,030,223	Cigna CBO Ltd, Series 96-1, Class A2, 144A, CapMAC, Step Up, 6.46%, due 11/15/08	2,030,223
1,181,415	Clydesdale CBO 1 Ltd, Series 1A, Class A2, 144A, FSA, 6.83%, due 03/25/11	1,193,229
1,505,404	DLJ CBO Ltd, Series 1A, Class A2, 144A, FSA, 6.68%, due 04/15/11	1,527,985
757,911	FC CBO, Series 03-1AW, Class A1, 144A, AMBAC, Variable Rate, 6 mo. LIBOR + .38%, 3.01%, due 06/03/09	759,010
10,000,000	GSC Partners CDO Fund Ltd, Series 03-4A, Class A3, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .46%, 4.63%, due 12/16/15	9,999,000
5,970,094	GSC Partners CDO Fund Ltd, Series 1A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .40%, 4.93%, due 05/09/12	5,969,915
19,129,167	GSC Partners CDO Fund Ltd, Series 2A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .52%, 4.01%, due 05/22/13	19,184,641
6,705,292	Northstar CB0 Ltd, Series 1997-2I, Class A2, AMBAC, 4.12%, due 07/15/09	6,571,186
1,047,437	Spirit CBO, Series 03-4AW, Variable Rate, 6 mo. LIBOR + .55%, 5.14%, due 05/23/11	1,049,270
		48,284,459
	Insured Insurance Premiums — 0.6%
25,000,000	PFS Financing Corp, Series 01-FA, Class A, MBIA, 144A, Variable Rate, 1 mo. LIBOR + .33%, 4.45%, due 06/15/08	25,028,750
	Insured Perpetual Loan Collateralized Debt Obligations — 0.7%
31,634,615	Augusta Funding Ltd, Series 10A, Class F-1, 144A, CAPMAC, Variable Rate, 3 mo. LIBOR + .25%, 3.34%, due 06/30/17	31,160,096

6

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

	Insured Residential Asset-Backed Securities (European) — 0.9%
9,754,626	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.04%, due 06/12/35	16,936,639
11,148,611	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 4.99%, due 09/12/35	19,341,546
		36,278,185
	Insured Residential Mortgage-Backed Securities (United States) — 2.1%
4,841,305	Chevy Chase Mortgage Funding Corp, Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 4.54%, due 10/25/34	4,849,051
9,838,273	Citigroup Mortgage Loan Trust Inc, Series 03-HE3, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 4.57%, due 12/25/33	9,894,351
2,893,679	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .23%, 4.42%, due 07/25/29	2,902,939
3,546,144	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .28%, 4.40%, due 08/15/30	3,552,491
7,704,150	Lehman ABS Corp, Series 04-2, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 4.41%, due 06/25/34	7,700,537
5,029,373	Quest Trust, Series 03-X4A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 4.62%, due 12/25/33	5,025,973
4,031,932	Quest Trust, Series 04-X1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .33%, 4.52%, due 03/25/34	4,037,980
5,163,570	Residential Asset Securities Corp, Series 02-KS3, Class A1B, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 4.44%, due 05/25/32	5,165,791
2,431,191	Residential Asset Securities Corp, Series 02-KS5, Class AIB3, Variable Rate, 1 mo. LIBOR + .27%, 4.46%, due 08/25/32	2,432,710
2,341,078	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, Variable Rate, 1 mo. LIBOR + .29%, 4.48%, due 12/25/32	2,341,078
16,000,000	SBI Heloc Trust, Series 05-HE1, Class A, Variable Rate, 1 mo. LIBOR + .19%, 4.53%, due 08/25/11	16,000,000
11,040,577	Wachovia Asset Securitization Inc, Series 02-HE1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .37%, 4.56%, due 09/27/32	11,086,175
12,311,316	Wachovia Asset Securitization Inc, Series 04-HE1, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 4.41%, due 06/25/34	12,316,610
		87,305,686
	Insured Time Share — 0.6%
8,102,059	Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%, 4.34%, due 05/20/16	8,102,035
16,685,004	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 4.34%, due 05/20/17	16,685,003
		24,787,038
	Insured Transportation — 0.3%
12,625,000	GE Seaco Finance, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 4.44%, due 04/17/19	12,623,737

7

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

	Investment Grade Corporate Collateralized Debt Obligations — 3.6%
20,000,000	Counts Trust, Series 04-2, 144A, Variable Rate, 3 mo. LIBOR + .95%, 4.84%, due 09/20/09	20,389,600
10,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 4.89%, due 08/05/09	10,025,000
7,000,000	Morgan Stanley ACES SPC, Series 04-12, Class I, 144A, Variable Rate, 3 mo. LIBOR + .80%, 5.09%, due 08/05/09	6,986,000
6,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 4.34%, due 12/20/09	6,006,000
11,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3mo. LIBOR + .65%, 4.54%, due 12/20/09	11,022,000
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3mo. LIBOR + .75%, 4.64%, due 12/20/09	2,988,000
16,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3mo. LIBOR + .52%, 4.41%, due 03/20/10	15,984,000
30,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3mo. LIBOR + .40%, 4.29%, due 12/20/10	30,000,000
16,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3mo. LIBOR + .45%, 4.34%, due 03/20/10	15,984,000
30,000,000	Salisbury International Investments Ltd, Series E, Note, (MTN), Variable Rate, 3mo. LIBOR + .42%, 4.34%, due 06/22/10	29,865,000
		149,249,600
	Other — 0.1%
5,000,000	Ensec Home Finance Pool Limited, Series 05-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 4.32%, due 05/15/14	5,004,156
	Rate Reduction Bonds — 1.5%
9,450,131	California Infrastructure PG&E, Series 97-1, Class A7, 6.42%, due 09/25/08	9,510,234
23,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	22,414,556
30,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	29,175,000
		61,099,790
	Residential Asset-Backed Securities (United States) — 19.7%
14,209,586	ACE Securities Corp., Series 04-OP1, Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 4.41%, due 04/25/34	14,213,849
7,000,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 4.35%, due 10/25/08	7,000,008
20,000,000	ACE Securities Corp., Series 2005-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 4.40%, due 09/25/35	20,000,021
16,378,000	ACE Securities Corp., Series Ace 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 4.16%, due 08/25/35	16,378,000
6,562,133	Aegis Asset Backed Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .35%, 4.54%, due 04/25/34	6,573,420
15,000,000	Aegis Asset Backed Securities Trust, Series 04-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .34%, 4.53%, due 03/25/31	15,025,800
29,835,000	Aegis Asset Backed Securities Trust, Series 04-6, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 4.46%, due 03/25/35	29,872,294

8

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

21,388,722	Aegis Asset Backed Securities Trust, Series 05-3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 4.29%, due 04/25/07	21,385,386
7,000,000	Aegis Asset Backed Securities Trust, Series 05-5 , Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 4.07%, due 07/25/35	7,007,630
8,830,338	Ameriquest Mortgage Securities Inc, Series 04-R2, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 4.39%, due 04/25/34	8,834,132
22,000,000	Argent Securities Inc, Series 04-W8 Class A5, Variable Rate, 1 mo. LIBOR + .52%, 4.71%, due 05/25/34	22,061,875
2,779,773	Asset Backed Funding Certificates, Series 04-OPT3, Class A3, Variable Rate, 1 mo. LIBOR +.19%, 4.38%, due 02/25/30	2,780,207
10,000,000	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 4.70%, due 05/28/39	10,000,000
10,400,000	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 4.85%, due 05/28/39	10,400,000
15,000,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 4.57%, due 02/28/40	14,997,656
4,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 4.34%, due 05/25/35	4,000,000
26,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR + .23%, 4.42%, due 05/25/35	26,000,000
10,591,018	Centex Home Equity, Series 04-B, Class AV3, Variable Rate, 1 mo. LIBOR + .20%, 4.39%, due 03/25/34	10,591,018
4,108,615	Centex Home Equity, Series 04-C, Class AV3, Variable Rate, 1 mo. LIBOR + .13%, 4.32%, due 11/25/28	4,108,615
9,400,000	Centex Home Equity, Series 05-A, Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 4.39%, due 07/25/34	9,408,445
7,000,000	Centex Home Equity, Series 05-A, Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 4.53%, due 01/25/35	7,010,117
32,000,000	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 4.42%, due 06/25/35	31,975,000
1,859,523	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .27%, 4.46%, due 04/25/33	1,860,976
2,537,954	CIT Group Home Equity Loan Trust, Series 03-1, Class A3, 2.79%, due 03/20/29	2,530,594
2,962,399	Citifinancial Mortgage Securities Inc, Series 04-1, Class AF1, Variable Rate, 1 mo. LIBOR + .09%, 4.28%, due 04/25/34	2,961,807
5,039,392	Citigroup Mortgage Loan Trust Inc, Series 04-OPT1, Class A1B, Variable Rate, 1 mo. LIBOR + .41%, 4.60%, due 10/25/34	5,064,085
10,427,568	Countrywide Asset-Backed Certificates, Series 04-9, Class 2AV2, Variable Rate, 1 mo. LIBOR + .34%, 4.53%, due 05/25/33	10,434,086
21,369,528	Countrywide Asset-Backed Certificates, Series 05-4, Class AF1, Variable Rate, 1 mo. LIBOR + .13%, 4.32%, due 10/25/35	21,362,850
7,758,828	Credit-Based Asset Servicing and Securitization, Series 04-CB6, Class AV1, Variable Rate, 1 mo. LIBOR + .33%, 4.52%, due 07/25/35	7,758,828
5,345,526	Equity One ABS Inc, Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .30%, 4.49%, due 04/25/34	5,378,936
30,000,000	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 4.39%, due 04/25/35	29,983,308
11,000,000	Fremont Home Loan Trust, Series 05-C, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 4.35%, due 07/25/35	11,000,000

9

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

26,800,000	Greenpoint Mortgage Funding Trust, Series 05-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .10%, 4.29%, due 09/25/34	26,783,250
19,145,000	GSAMP Trust, Series 05-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 4.41%, due 06/25/35	19,121,069
12,216,969	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 4.47%, due 01/20/35	12,221,741
13,355,698	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 4.45%, due 01/20/35	13,355,698
7,086,423	Household Mortgage Loan Trust, Series 04-HC1, Class A, Variable Rate, 1 mo. LIBOR + .35%, 4.51%, due 02/20/34	7,092,326
3,671,481	Indy Mac Home Equity Loan Asset-Backed Trust, Series 04-C, Class AII-1, Variable Rate, 1 mo. LIBOR + .16%, 4.35%, due 03/25/35	3,671,481
809,216	IXIS Real Estate Capital Trust, Series 04-HE4, Class A2, Variable Rate, 1 mo. LIBOR + .19%, 4.38%, due 02/25/35	809,342
6,324,686	Master Asset Backed Securities Trust, Series 04-OPT1, Class A3, Variable Rate, 1 mo. LIBOR + .26%, 4.45%, due 02/25/34	6,329,627
10,000,000	Master Asset Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 4.51%, due 09/29/20	10,000,000
16,632,815	Master Asset Backed Securities Trust, Series 05-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 4.29%, due 05/25/35	16,632,815
3,958,434	Master Asset Backed Securities Trust, Series 05-NC1, Class A3, Variable Rate, 1 mo. LIBOR + .13%, 4.32%, due 12/25/34	3,958,434
15,000,000	Morgan Stanley ABS Capital I, Series 04-HE5, Class A4, Variable Rate, 1 mo. LIBOR + .53%, 4.72%, due 06/25/34	15,060,937
11,064,115	Morgan Stanley ABS Capital I, Series 04-HE9, Class A3C, Variable Rate, 1 mo. LIBOR + .30%, 4.49%, due 11/25/34	11,077,945
13,708,494	Morgan Stanley ABS Capital I, Series 04-NC4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 4.42%, due 04/25/34	13,712,778
9,464,781	Morgan Stanley ABS Capital I, Series 04-SD1, Class A, Variable Rate, 1 mo. LIBOR + .40%, 3.86%, due 08/25/34	9,497,316
16,000,000	New Century Home Equity Loan Trust, Series 04-3, Class A5, Variable Rate, 1 mo. LIBOR + .35%, 4.54%, due 11/25/34	16,015,000
14,143,886	New Century Home Equity Loan Trust, Series 05-3, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 4.28%, due 07/25/35	14,139,466
20,000,000	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 4.41%, due 05/25/35	20,000,000
4,000,000	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 4.44%, due 08/25/35	4,000,000
17,667,467	Ownit Mortgage Loan Asset Backed Certificates, Series 05-2, Class A2A, Variable Rate, 1 mo. LIBOR + .11%, 4.30%, due 03/25/36	17,664,707
33,000,000	Park Place Securities Inc, Series 05-WCW2, Class A2A, Variable Rate, 1 mo. LIBOR + .15%, 4.34%, due 07/25/35	32,996,700
28,000,000	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2 Variable Rate, 1 mo. LIBOR + .26%, 4.45%, due 08/25/35	28,004,480
25,000,000	People’s Choice Home Loan Securities, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 4.46%, due 08/25/35	25,000,000
16,000,000	Residential Asset Mortgage Products Inc, Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 4.42%, due 04/25/35	15,985,000
5,178,278	Saxon Asset Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .27%, 4.46%, due 03/25/35	5,180,706

10

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

10,514,304	Security National Mortgage Loan Trust, Series 05-2A, Class A1, Variable Rate, 1 mo. LIBOR + .29%, 4.48%, due 02/25/36	10,514,304
14,455,000	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 4.35%, due 09/25/35	14,468,588
7,564,200	Specialty Underwriting & Residential Finance, Series 05-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 4.29%, due 12/25/35	7,557,108
34,000,000	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 4.48%, due 09/25/08	34,000,000
6,973,974	Wells Fargo Home Equity Trust, Series 04-2, Class AI1A, Variable Rate, 1 mo. LIBOR + .17%, 4.36%, due 02/25/18	6,972,612
		819,782,373
	Residential Mortgage-Backed Securities (Australian) — 4.4%
19,409,600	Australian Mortgage Securities II, G3 A1A, Variable Rate, 3 mo. LIBOR + .21%, 4.32%, due 01/10/35	19,454,242
19,321,119	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 4.50%, due 11/19/37	19,340,415
9,278,413	Crusade Global Trust, Series 2005-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 3.95%, due 06/17/37	9,271,918
15,705,050	Interstar Millennium Trust, Series 03-3G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 4.22%, due 09/27/35	15,741,972
15,342,538	Interstar Millennium Trust, Series 03-5G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 4.42%, due 01/20/36	15,384,158
15,766,794	Interstar Millennium Trust, Series 04-2G, Class A, Variable Rate, 3 mo. LIBOR + .20%, 4.06%, due 03/14/36	15,786,906
8,567,954	Medallion Trust Series 04-1G Class A1, Variable Rate 3 mo. LIBOR + .13%, 4.52%, due 05/25/35	8,584,233
10,152,206	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 4.11%, due 12/21/33	10,173,526
5,711,969	Medallion Trust, Series 04-1G, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 3.42%, due 05/25/35	5,722,822
7,802,673	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 4.39%, due 05/10/36	7,801,113
25,640,516	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 4.00%, due 03/20/34	25,637,952
8,262,312	Superannuation Members Home Loans Global Fund, Series 7, Class A1, Variable Rate, 3 mo. LIBOR + .14%, 3.94%, due 03/09/36	8,268,765
23,542,936	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 4.03%, due 03/23/36	23,526,456
		184,694,478
	Residential Mortgage-Backed Securities (European) — 4.8%
11,428,550	Granite Master Issuer PLC, Series 05-1, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 4.20%, due 12/20/19	11,428,550
9,000,000	Granite Master Issuer PLC, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 4.45%, due 12/20/54	9,000,000
15,000,000	Granite Mortgages Plc, Series 04-3, Class 2A1, Variable Rate, 3 mo. LIBOR + .14%, 4.03%, due 09/20/44	15,027,000
20,000,000	Leek Finance PLC, Series 14A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .18%, 4.10%, due 09/21/36	19,996,000
23,579,250	Leek Finance PLC, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 4.06%, due 03/21/37	23,569,818

11

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

8,000,000	Leek Finance PLC, Series 16A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .16, 4.46%, due 09/21/37	7,996,720
11,230,408	Lothian Mortgages Plc, Series 3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .14%, 4.33%, due 07/24/19	11,239,182
14,000,000	Paragon Mortgages PLC, Series 6A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 4.22%, due 03/15/30	14,019,736
16,668,092	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR, 4.55%, due 05/15/34	16,648,090
20,000,000	Permanent Financing Plc, Series 5, Class 2A, Variable Rate, 3 mo. LIBOR + .11%, 3.94%, due 06/10/11	20,018,750
10,000,000	Permanent Financing PLC, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 3.92%, due 12/10/11	9,998,000
5,000,000	Permanent Financing PLC, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 3.87%, due 09/10/14	5,000,000
22,500,000	Permanent Financing PLC, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 3.90%, due 06/10/14	22,500,000
15,068,480	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 4.38%, due 08/10/30	15,068,480
		201,510,326
	Residential Mortgage-Backed Securities (United States) — 0.8%
12,738,556	Chevy Chase Mortgage Funding Corp, Series 04-1A, 144A, Variable Rate, 1 mo. LIBOR + .33%, 4.53%, due 01/25/38	12,751,295
6,593,079	Chevy Chase Mortgage Funding Corp, Series 04-3, Class A2, Variable Rate, 1 mo. LIBOR + .25%, 4.37%, due 08/25/35	6,598,920
13,929,658	Mellon Residential Funding Corp, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 4.45%, due 02/26/34	13,923,128
		33,273,343
	Student Loans — 6.3%
22,000,000	College Loan Corporation Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 4.31%, due 04/25/16	22,024,064
8,000,000	College Loan Corporation Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 4.23%, due 01/25/14	7,997,520
19,555,008	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 4.02%, due 09/29/14	19,539,730
19,500,000	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 4.24%, due 12/27/18	19,486,350
12,009,820	Montana Higher Education Student Assistance Corp, Series 05-1, Class A, Variable Rate, 3 mo. LIBOR +.04%, 3.93%, due 06/20/15	12,008,619
19,547,648	National Collegiate Student Loan Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR +.12%, 4.08%, due 06/25/14	19,547,647
18,296,611	National Collegiate Student Loan Trust, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 4.30%, due 04/25/23	18,289,292
20,000,000	Nelnet Educational Loan Funding Corp, Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 4.49%, due 11/25/15	20,012,000
37,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 3.84%, due 06/22/17	36,907,500
17,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 4.23%, due 07/25/16	16,973,994
30,000,000	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 4.20%, due 07/25/16	30,000,000

12

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

30,000,000	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 4.20%, due 01/25/18	29,745,000
8,414,968	SMS Student Loan Trust, Series 97-A, Class A, Variable Rate, 3 mo. U.S. Treasury Bill + .60%, 4.18%, due 10/27/25	8,457,884
		260,989,600
	Trade Receivable — 0.3%
13,000,000	SSCE Funding LLC, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .23%, 4.35%, due 11/15/10	13,000,000
	Total Asset-Backed Securities	3,766,258,703
	Corporate Debt — 0.5%
20,500,000	Westralia Airports Corp, 144A, MBIA, 6.48%, due 04/01/10	21,498,145
	U.S. Government — 0.2%
10,000,000	U.S. Treasury Note, 2.25%, due 04/30/06 (a)	9,918,750
	U.S. Government Agency — 1.8%
850,000	Agency for International Development Floater (Support of Belize), Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 4.80%, due 01/01/14	848,937
2,920,000	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 4.70%, due 10/01/12	2,909,050
1,203,594	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 3.38%, due 10/01/11	1,195,320
15,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 4.36%, due 02/01/27	14,887,500
4,244,853	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.05%, due 03/30/19	4,258,118
19,500,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .015%, 4.56%, due 02/01/25	19,244,062
15,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 4.72%, due 10/29/26	14,962,500
1,008,720	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 4.75%, due 11/15/14	1,003,677
1,372,928	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35, 4.65%, due 05/01/14	1,363,489
483,643	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 4.65%, due 05/01/14	480,317
12,690,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 4.59%, due 07/01/23	12,594,825
1,083,334	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill + 115%, 3.89%, due 01/01/12	1,070,469
		74,818,264
	TOTAL DEBT OBLIGATIONS (COST $3,874,671,424)	3,872,493,862

13

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2005 (Unaudited)

Principal Amount	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.0%
	Options on Bonds — 0.0%
25,000,000	Bellsouth Telecommunications, 7.00%, due 12/01/95, Expires 10/26/06, Strike 100.00	539,985
	TOTAL CALL OPTIONS PURCHASED (COST $2,281,250)	539,985

Shares	Description	Value ($)
	MUTUAL FUND — 0.3%
11,720,566	Merrimac Cash Series, Premium Class	11,720,566
	TOTAL MUTUAL FUND (COST $11,720,566)	11,720,566

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 7.2%
	U.S. Government Agency Discount Note — 2.4%
100,000,000	Fannie Mae Discount Note Series BB, 3.90%, due 12/01/2005	100,000,000
	Commercial Paper — 4.8%
100,000,000	Rabobank USA Financial Corp., 3.99%, due 12/06/2005	99,944,583
100,000,000	UBS Financial Corp., 3.99%, due 12/05/2005	99,955,667
		199,900,250
	TOTAL SHORT-TERM INVESTMENT(S) (COST $299,900,250)	299,900,250
	TOTAL INVESTMENTS — 100.4% (Cost $4,188,573,490)	4,184,654,663
	Other Assets and Liabilities (net) — (0.4%)	(17,682,027)
	TOTAL NET ASSETS — 100.0%	$4,166,972,636

14

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,188,574,670	$9,379,158	$(13,299,165)	$(3,920,007)

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
275	U.S. Treasury Note 5 Yr. (CBT)	March 2006	$29,174,819	$(42,006)

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Forward Currency Contracts

Settlement Date	Deliver	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
2/07/06	GBP	32,900,000	$56,877,427	$411,837

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
60,000,000	USD	9/20/2010	Morgan Stanley Capital Services Inc.	Receive	0.40%	Credit Swap Eagle Creek CDO	$(561,873)
28,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(869,611)
							$(1,431,484)

15

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
100,000,000	USD	1/18/2006	Goldman Sachs	(Pay)	5.82%	3 month LIBOR	$34,890	*
50,000,000	USD	1/9/2008	JP Morgan Chase Bank	(Pay)	3.43%	3 month LIBOR	1,618,604
45,000,000	USD	3/4/2008	JP Morgan Chase Bank	(Pay)	3.10%	3 month LIBOR	1,676,594	**
40,000,000	USD	1/24/2011	Goldman Sachs	(Pay)	6.07%	3 month LIBOR	(2,061,467	)*
30,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	986,186
38,100,000	USD	2/24/2013	JP Morgan Chase Bank	(Pay)	4.54%	3 month LIBOR	1,008,868	**
							$3,263,675

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	(Pay)	Receive	Net Unrealized Appreciation (Depreciation)
50,000,000	USD	11/30/2005	Citigroup	1 month LIBOR - 0.20%	Return on Lehman Brothers CMBS AAA 8.5 + Index	$16,274
65,000,000	USD	12/31/2005	JP Morgan Chase Bank	1 month LIBOR - 0.10%	Return on Lehman Brothers CMBS AAA 8.5 + Index	15,921
50,000,000	USD	3/1/2006	Citigroup	1 month LIBOR - 0.025%	Return on Lehman Brothers CMBS AAA	0
						$32,195

* Includes unrealized gains of $13,421,572 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on November 27, 2002.

** Includes unrealized gains of $513,041 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on March 31, 2004.

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC – Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
C.A.B.E.I. – Central American Bank of Economic Integration
CapMAC – Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.
CBO – Collateralized Bond Obligation
CDO – Collateralized Debt Obligation
FGIC – Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

16

GMO Short-Duration Collateral Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

FSA – Insured as to the payment of principal and interest by Financial Security Assurance.
GBP – British Pound
USD – United States Dollar
GMAC – Insured as to the payment of principal and interest by General Motors Acceptance Corporation.
LIBOR – London Interbond Offered Rate
MBIA – Insured as to the payment of principal and interest by MBIA Insurance Corp.
MTN – Medium Term Note
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

17

GMO Short-Duration Investment Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 19.8%
	U.S. Government — 11.0%
3,029,275	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	3,192,572
	U.S. Government Agency — 8.8%
163,333	Agency for International Development Floater (Support of Botswana),Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 4.70%, due 10/01/12	162,721
1,051,200	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 4.70%, due 10/01/12	1,047,258
1,003,657	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 3.38%, due 10/01/11	996,757
50,993	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 4.65%, due 05/01/14	50,642
303,933	Small Business Administration Pool #502320,Variable Rate, Prime - 2.18%, 4.56%, due 08/25/18	304,575
		2,561,953
	TOTAL DEBT OBLIGATIONS (COST $5,828,959)	5,754,525

Shares	Description	Value ($)
	MUTUAL FUNDS — 79.4%
	Affiliated Issuer(s) — 79.4%
888,727	GMO Short-Duration Collateral Fund	23,026,925
9,192	GMO Special Purpose Holding Fund	96,423
	TOTAL MUTUAL FUNDS (COST $22,643,433)	23,123,348
	TOTAL INVESTMENTS — 99.2% (Cost $28,472,392)	28,877,873
	Other Assets and Liabilities (net) — 0.8%	241,493
	TOTAL NET ASSETS — 100.0%	$29,119,366

1

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments  — (Continued)

November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$29,231,215	$479,914	$(833,256)	$(353,342)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers for the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$22,935,783	$4,170,295	$4,600,000	$70,295	$—	$23,026,925
GMO Special Purpose Holding Fund	142,566	—	—	—	57,329	96,423	*
Totals	$23,078,349	$4,170,295	$4,600,000	$70,295	$57,329	$23,123,348

i

* After effect of the return of capital distribution of $50,673 on April 5, 2005

Notes to Schedule of Investments:
C.A.B.E.I. – Central American Bank of Economic Integration
Variable rates - The rates shown on variable rate notes are the current interest rates at November 30, 2005, which are subject to change based on the terms of the security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

2

GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%
	Automotive — 0.5%
200	Oshkosh Truck Corp.	8,986
	Construction — 8.6%
100	American Woodmark Corp.	2,562
200	Apartment Investment & Management Co.	7,746
100	Beazer Homes USA, Inc.	6,997
100	CBL & Associates Properties, Inc. REIT	4,025
100	Florida Rock Industries, Inc.	4,987
200	Forest City Enterprises, Inc.	7,776
100	Hovnanian Enterprises, Inc. *	4,984
200	Jacobs Engineering Group, Inc. *	12,994
100	KB Home	6,977
100	Kilroy Realty Corp. REIT	6,160
200	Lennox International, Inc.	5,840
200	Martin Marietta Materials, Inc.	15,022
100	MDC Holdings, Inc.	6,813
100	Meritage Homes Corp. *	6,647
200	Ryland Group, Inc.	14,308
100	Simpson Manufacturing Co., Inc.	4,098
100	St. Joe Co. (The)	6,640
100	Standard-Pacific Corp.	3,769
100	Thor Industries, Inc.	3,832
300	Toll Brothers, Inc. *	10,320
100	USG Corp. *	6,120
100	Washington Group International, Inc.	5,171
		153,788
	Consumer Goods — 5.7%
500	Bebe Stores, Inc.	8,085
100	Blyth, Inc.	1,980
100	Carter’s, Inc. *	6,115
100	Chattem, Inc. *	3,177
100	Columbia Sportswear Co. *	4,648
100	Ethan Allen Interiors, Inc.	3,730
100	Fossil, Inc. *	1,994
100	Genesco, Inc. *	3,965
200	Guess ? Inc. *	6,776
300	Herman Miller, Inc.	9,177
100	HNI Corp.	5,029
100	Kenneth Cole Productions, Inc.-Class A	2,808
100	K-Swiss, Inc.-Class A	3,123
100	Matthews International Corp.-Class A	3,929
200	Maytag Corp.	3,556
100	Phillips-Van Heusen Corp.	3,389
500	Playtex Products Inc *	7,000
100	Quiksilver, Inc. *	1,228
100	Skechers U.S.A., Inc.-Class A *	1,496
100	Steven Madden, Ltd.	2,723
300	Tempur-Pedic International, Inc. *	3,405

1

GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

100	Timberland Co.-Class A *	3,309
200	Tupperware Corp.	4,614
100	Watsco, Inc.	6,275
		101,531
	Financial — 9.6%
100	Amerco, Inc.	7,072
200	Arthur J. Gallagher & Co.	6,090
100	Bank of Hawaii Corp.	5,161
200	Brown & Brown, Inc.	5,836
100	CapitalSource, Inc. *	2,390
200	CB Richard Ellis Group, Inc.-Class A *	11,100
100	City National Corp.	7,303
200	CompuCredit Corp. *	7,814
100	Corus Bankshares, Inc.	5,878
100	Cullen/Frost Bankers, Inc.	5,386
200	Dollar Thrifty Automotive Group, Inc. *	7,500
100	Equifax, Inc.	3,830
100	Erie Indemnity Co.-Class A	5,300
100	Euronet Worldwide, Inc. *	2,702
100	First American Corp.	4,705
100	Flagstar Bancorp, Inc.	1,507
100	Fremont General Corp.	2,341
100	GATX Corp.	3,764
100	HCC Insurance Holdings, Inc.	3,055
100	Hudson United Bancorp	4,210
100	IndyMac Bancorp, Inc.	3,828
100	Nara Bancorp, Inc.	1,872
100	Nasdaq Stock Market, Inc./The *	3,913
100	People’s Bank	3,112
100	Student Loan Corp.	21,111
100	SVB Financial Group *	4,809
200	TCF Financial Corp.	5,492
100	Universal American Financial Corp. *	1,476
100	WellChoice, Inc. *	7,745
100	Westamerica Bancorporation	5,464
100	Wilmington Trust Corp.	4,049
100	WR Berkley Corp.	4,662
		170,477
	Food & Beverage — 1.3%
100	Chiquita Brands International, Inc.	2,080
200	Constellation Brands, Inc.-Class A *	4,724
100	Gold Kist, Inc. *	1,592
100	Lancaster Colony Corp.	3,900
200	Pilgrim’s Pride Corp.	6,400
100	USANA Health Sciences, Inc. *	3,948
		22,644
	Health Care — 15.7%
100	Amedisys, Inc. *	4,438
200	American Pharmaceutical Partners, Inc. *	7,604

2

GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

100	Apria Healthcare Group *	2,446
100	Bausch & Lomb, Inc.	8,126
100	Beckman Coulter, Inc.	5,569
100	Beverly Enterprises, Inc. *	1,192
100	Cerner Corp. *	9,640
200	Community Health Systems, Inc. *	8,018
100	Dade Behring Holdings, Inc.	4,089
800	Durect Corp. *	4,192
100	Edwards Lifesciences Corp. *	3,999
100	First Horizon Pharmaceutical Corp. *	1,762
100	Genesis HealthCare Corp. *	4,205
100	Haemonetics Corp. *	5,113
400	Health Net, Inc. *	20,412
100	Henry Schein, Inc. *	4,265
100	Hologic, Inc. *	7,107
200	Humana, Inc. *	9,166
100	Idexx Laboratories, Inc. *	7,155
200	Immucor, Inc. *	4,954
100	Invitrogen Corp. *	6,665
200	Kendle International, Inc. *	4,780
100	Kindred Healthcare, Inc. *	2,768
100	Kyphon, Inc. *	4,249
100	Lifecell Corp. *	1,838
100	LifePoint Hospitals, Inc. *	3,805
200	Lincare Holdings, Inc. *	8,586
100	Manor Care, Inc.	3,943
300	Omnicare, Inc.	17,085
100	OraSure Technologies, Inc. *	1,356
100	Owens & Minor, Inc.	2,836
100	Per-Se Technologies, Inc. *	2,288
200	Pharmaceutical Product Development, Inc.	11,658
100	PolyMedica Corp.	3,796
200	Protein Design Labs, Inc. *	5,570
100	Psychiatric Solutions, Inc. *	5,642
100	RehabCare Group, Inc. *	1,936
200	ResMed, Inc. *	8,160
100	Respironics, Inc. *	3,868
100	Serologicals Corp. *	2,008
100	Steris Corp.	2,512
200	Sunrise Senior Living, Inc. *	6,680
100	Techne Corp. *	5,526
100	Triad Hospitals, Inc. *	4,266
100	United Surgical Partners International, Inc. *	3,471
100	United Therapeutics Corp. *	7,143
200	Universal Health Services, Inc.-Class B	9,584
200	Ventana Medical Systems, Inc. *	7,702
100	Ventiv Health, Inc. *	2,466
300	Viropharma, Inc. *	5,241
		280,880

3

GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Machinery — 5.0%
100	CAL Dive International, Inc. *	7,261
100	Cooper Cameron Corp. *	7,963
200	Flowserve Corp. *	7,472
100	Graco, Inc.	3,638
400	Grant Prideco, Inc. *	15,356
100	Hydril *	6,410
200	Joy Global, Inc.	10,578
100	Lincoln Electric Holdings, Inc.	4,081
100	Maverick Tube Corp. *	3,805
100	MSC Industrial Direct Co.-Class A	3,909
100	Oceaneering International, Inc. *	5,100
200	Oil States International, Inc. *	6,812
100	Superior Energy Services, Inc. *	2,177
100	Tidewater, Inc.	4,520
		89,082
	Manufacturing — 1.8%
400	Crown Holdings, Inc. *	7,416
100	Harsco Corp.	6,645
100	Mobile Mini, Inc. *	5,000
100	Mueller Industries, Inc.	2,707
100	Owens-IIlinois, Inc. *	2,175
100	Sonoco Products Co.	2,868
200	Timken Co.	6,196
		33,007
	Metals & Mining — 0.5%
100	CONSOL Energy, Inc.	6,472
100	Royal Gold, Inc.	2,602
		9,074
	Oil & Gas — 5.3%
200	Frontier Oil Corp.	7,536
300	Grey Wolf, Inc. *	2,253
300	Helmerich & Payne, Inc.	17,406
100	Holly Corp.	6,082
500	Patterson-UTI Energy, Inc.	15,620
100	Pride International, Inc. *	2,979
100	Remington Oil & Gas Corp. *	3,346
300	Rowan Cos., Inc.	10,764
100	Swift Energy Co. *	4,619
300	Todco-Class A	12,447
100	Unit Corp. *	5,416
100	Vintage Petroleum, Inc.	5,238
		93,706
	Primary Process Industry — 1.8%
100	Airgas, Inc.	3,110
400	AK Steel Holding Corp. *	3,316
300	Celanese Corp.-Class A	5,190
100	Commercial Metals Co.	3,510
100	Engelhard Corp.	2,950

4

GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

100	FMC Corp. *	5,317
100	NS Group, Inc. *	4,104
100	Ryerson Tull, Inc.	2,259
100	Worthington Industries, Inc.	2,029
		31,785
	Retail Stores — 8.1%
100	Abercrombie & Fitch Co.-Class A	6,132
300	Advance Auto Parts *	12,702
600	American Eagle Outfitters, Inc.	13,656
100	BJ’s Wholesale Club, Inc. *	2,649
100	Building Materials Holding Corp.	8,233
100	Chico’s FAS, Inc. *	4,411
100	Children’s Place *	4,960
100	Christopher & Banks Corp.	1,508
100	Claire’s Stores, Inc.	2,853
200	Dollar Tree Stores, Inc. *	4,592
100	Finish Line-Class A	1,726
100	Great Atlantic & Pacific Tea Co. *	3,016
150	Hibbett Sporting Goods, Inc. *	4,494
100	HOT Topic, Inc. *	1,550
100	Insight Enterprises, Inc. *	2,083
100	Longs Drug Stores Corp.	4,263
200	Men’s Wearhouse, Inc. *	5,860
200	Michaels Stores, Inc.	7,480
100	Movie Gallery, Inc.	493
400	O’Reilly Automotive, Inc. *	12,176
100	Pacific Sunwear of California, Inc. *	2,646
100	Pantry (The), Inc. *	4,110
100	Pier 1 Imports, Inc.	1,270
200	Rent-A-Center, Inc. *	3,910
200	Ross Stores, Inc.	5,500
100	Talbots, Inc.	2,722
100	Too, Inc. *	3,163
400	Urban Outfitters, Inc. *	12,344
100	Williams-Sonoma, Inc. *	4,339
		144,841
	Services — 9.7%
100	Applebee’s International, Inc.	2,292
100	Applied Industrial Technologies, Inc.	3,195
200	Aramark Corp.-Class B	5,184
100	Boyd Gaming Corp.	4,838
100	Bright Horizons Family Solutions, Inc. *	3,538
100	Brinker International, Inc.	3,968
100	California Pizza Kitchen, Inc. *	3,278
100	CBRL Group, Inc.	3,699
100	CEC Entertainment, Inc. *	3,580
200	Cheesecake Factory (The) *	7,328
300	CKE Restaurants, Inc.	3,783
100	Copart, Inc. *	2,518
400	Darden Restaurants, Inc.	14,312

5

GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

100	Education Management Corp. *	3,375
100	Factset Research Systems, Inc.	3,872
100	Getty Images, Inc. *	9,129
100	Isle of Capri Casinos, Inc. *	2,712
100	ITT Educational Services, Inc. *	6,137
200	Labor Ready, Inc. *	4,416
100	Martha Stewart Living Omnimedia-Class A *	2,012
100	Outback Steakhouse, Inc.	4,028
100	Panera Bread Co.-Class A *	6,800
100	Papa John’s International, Inc. *	5,446
100	Performance Food Group Co. *	2,840
100	PF Chang’s China Bistro, Inc. *	5,145
100	Portfolio Recovery Associates, Inc. *	3,832
100	Rare Hospitality International, Inc. *	3,203
100	Red Robin Gourmet Burgers, Inc. *	5,490
100	Regis Corp.	3,995
200	Resources Connection, Inc. *	5,808
100	Ruby Tuesday, Inc.	2,432
200	Sonic Corp. *	5,918
300	Stamps.com, Inc. *	7,035
100	Station Casinos, Inc.	6,934
100	Valassis Communications, Inc. *	3,042
100	West Corp. *	3,967
100	World Fuel Services Corp.	3,435
		172,516
	Technology — 20.4%
266	Activision, Inc. *	3,540
300	ADTRAN, Inc.	8,868
300	Alliance Data Systems Corp. *	11,571
100	Alliant Techsystems, Inc. *	7,588
100	American Power Conversion Corp.	2,241
200	Amphenol Corp.-Class A	8,354
100	Anixter International, Inc.	3,664
100	Ansys, Inc. *	4,202
200	Anteon International Corp. *	8,574
100	Armor Holdings, Inc. *	4,389
400	BEA Systems, Inc. *	3,508
100	Blue Coat Systems, Inc. *	4,529
200	Brightpoint, Inc. *	5,628
100	Cabot Microelectronics Corp. *	3,093
100	Checkfree Corp. *	4,685
500	CNET Networks, Inc. *	7,495
200	Cogent, Inc. *	4,724
100	Cognizant Tech Solutions Class A *	4,859
100	Comtech Telecommunications Corp. *	4,360
200	Comverse Technology, Inc. *	5,242
100	Diebold, Inc.	3,886
200	Digital Insight Corp. *	6,624
100	Digital River, Inc. *	2,592
100	EDO Corp.	2,663

6

GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

200	Electronics for Imaging *	5,586
300	Emulex Corp. *	5,979
100	F5 Networks, Inc. *	5,283
100	Global Imaging Systems, Inc. *	3,642
200	Global Payments, Inc.	8,756
200	Greatbatch, Inc. *	5,796
400	Harris Corp.	17,832
200	Hutchinson Technology, Inc. *	5,718
200	Informatica Corp. *	2,248
400	Ingram Micro, Inc.-Class A *	7,512
100	Innovative Solutions & Support, Inc. *	1,475
100	International Rectifier Corp. *	3,546
300	Intersil Corp.-Class A	7,695
100	InterVoice, Inc. *	865
100	iPayment, Inc. *	4,002
200	Ixia *	2,756
200	Jupitermedia Corp. *	3,274
200	Komag, Inc. *	6,988
900	LSI Logic Corp. *	7,389
100	Mantech International Corp.-Class A *	2,504
200	McAfee, Inc. *	5,562
100	Metrologic Instruments, Inc. *	1,955
100	Micros Systems, Inc. *	4,831
200	Microsemi Corp. *	5,550
300	Nvidia Corp. *	10,851
200	Packeteer, Inc. *	1,840
100	Paxar Corp. *	1,913
100	Perot Systems Corp. *	1,390
200	Powerwave Technologies, Inc. *	2,512
300	QLogic Corp. *	9,918
100	Quality Systems, Inc.	8,112
100	Reynolds & Reynolds, Inc. (The)-Class A	2,724
200	SERENA Software, Inc. *	4,688
200	SRA International, Inc.-Class A *	6,126
200	Syntel, Inc.	4,112
100	Talx Corp.	4,125
200	Teledyne Technologies, Inc. *	6,548
100	Tessera Technologies, Inc. *	2,750
200	Transaction Systems Architects, Inc. *	5,820
200	Trident Microsystems, Inc. *	3,768
100	United Stationers, Inc. *	4,900
100	Websense, Inc. *	6,495
100	WESCO International, Inc. *	4,175
1,000	Western Digital Corp. *	14,920
200	Wind River Systems, Inc. *	2,756
		364,066
	Transportation — 1.9%
100	Alaska Air Group, Inc. *	3,516
500	AMR Corp. *	8,445
100	Arkansas Best Corp.	4,124

7

GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

100	CNF, Inc.	5,700
200	Continental Airlines, Inc.-Class B *	3,114
100	Landstar System, Inc.	4,304
100	Yellow Roadway Corp. *	4,711
		33,914
	Utility — 2.9%
200	Centerpoint Energy, Inc.	2,644
100	Duquesne Light Holdings, Inc.	1,695
100	Energen Corp.	3,670
100	j2 Global Communications, Inc. *	4,773
300	Nextel Partners, Inc.-Class A *	7,950
400	NII Holdings, Inc.-Class B *	17,380
100	Oneok, Inc.	2,743
700	Time Warner Telecom, Inc.-Class A *	6,580
200	UGI Corp.	4,400
		51,835
	TOTAL COMMON STOCKS (COST $1,622,418)	1,762,132

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 2.0%
	Repurchase Agreement(s) — 2.0%
36,542	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $36,545 and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30 and market value, including accrued interest of $37,274.	36,542
	TOTAL SHORT-TERM INVESTMENT(S) (COST $36,542)	36,542
	TOTAL INVESTMENTS — 100.8% (Cost $1,658,960)	1,798,674
	Other Assets and Liabilities (net) — (0.8%)	(14,963)
	TOTAL NET ASSETS — 100.0%	$1,783,711

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

8

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%
	Automotive — 3.5%
100	Aftermarket Technology Corp. *	2,050
400	American Axle & Manufacturing Holdings, Inc.	8,504
700	ArvinMeritor, Inc.	9,310
200	BorgWarner, Inc.	12,000
100	Cooper Tire & Rubber Co.	1,471
1,300	Dana Corp.	9,061
1,200	Goodyear Tire & Rubber Co. (The) *	20,556
500	Lear Corp.	13,920
200	Superior Industries International, Inc.	4,562
200	Tenneco Automotive, Inc. *	3,474
500	TRW Automotive Holdings Corp. *	12,600
800	Visteon Corp. *	5,408
		102,916
	Construction — 18.5%
1,200	Aames Investment Corp. REIT	7,176
200	AMB Property Corp. REIT	9,352
500	American Home Mortgage Acceptance Corp. REIT	14,845
100	American Woodmark Corp.	2,562
2,100	Annaly Mortgage Management, Inc. REIT	24,675
1,000	Anthracite Capital, Inc. REIT	10,840
1,300	Anworth Mortgage Asset Corp. REIT	10,322
200	Apartment Investment & Management Co.	7,746
200	Arden Realty, Inc. REIT	9,096
100	AvalonBay Communities, Inc. REIT	9,145
300	Beazer Homes USA, Inc.	20,991
200	BRE Properties, Inc.	9,312
500	Capstead Mortgage Corp. REIT	3,130
300	CBL & Associates Properties, Inc. REIT	12,075
400	Cousins Properties, Inc. REIT	11,136
100	emcor Group, Inc. *	7,075
200	Equity Lifestyle Properties, Inc. REIT	9,272
100	Essex Property Trust, Inc. REIT	9,170
300	FelCor Lodging Trust, Inc. REIT	5,094
200	Heritage Property Investment Trust REIT	6,730
200	Highwoods Properties, Inc. REIT	5,766
300	Hovnanian Enterprises, Inc. *	14,952
100	Jacobs Engineering Group, Inc. *	6,497
500	KB Home	34,885
200	Kilroy Realty Corp. REIT	12,320
200	Lafarge North America, Inc.	11,000
300	Lennox International, Inc.	8,760
100	M/I Schottenstein Homes, Inc.	4,375
100	Martin Marietta Materials, Inc.	7,511
300	MDC Holdings, Inc.	20,439
200	Meritage Homes Corp. *	13,294
2,100	MFA Mortgage Investments, Inc. REIT	12,810
100	Mid-America Apartment Communities, Inc. REIT	4,857

1

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

700	Mission West Properties REIT	7,049
500	National Health Investors, Inc. REIT	13,825
500	New Century Financial Corp.	18,085
100	Pan Pacific Retail Properties, Inc. REIT	6,730
200	RAIT Investment Trust REIT	5,256
100	Regency Centers Corp. REIT	5,805
300	Ryland Group, Inc.	21,462
500	Standard-Pacific Corp.	18,845
100	Technical Olympic USA, Inc.	2,073
1,300	Thornburg Mortgage, Inc. REIT	34,320
400	Toll Brothers, Inc. *	13,760
100	Universal Forest Products, Inc.	5,746
300	USG Corp. *	18,360
100	Washington Group International, Inc.	5,171
100	WCI Communities, Inc. *	2,568
200	York International Corp.	11,258
		547,523
	Consumer Goods — 4.7%
200	Action Performance Cos., Inc. *	2,530
300	Blyth, Inc.	5,940
300	Columbia Sportswear Co. *	13,944
300	Ethan Allen Interiors, Inc.	11,190
500	Furniture Brands International, Inc.	9,975
200	Kellwood Co.	4,624
200	K-Swiss, Inc.-Class A	6,246
300	La-Z-Boy, Inc.	4,011
600	Liz Claiborne, Inc.	20,928
200	Matthews International Corp.-Class A	7,858
500	Maytag Corp.	8,890
100	Multimedia Games, Inc. *	1,018
100	Russell Corp.	1,583
100	Snap-On, Inc.	3,737
100	Stanley Furniture Co., Inc.	2,490
200	Steven Madden, Ltd.	5,446
300	Timberland Co.-Class A *	9,927
200	Tupperware Corp.	4,614
300	Universal Corp.	12,114
100	Wolverine World Wide, Inc.	2,172
		139,237
	Financial — 23.2%
400	21st Century Insurance Group	6,840
500	Alfa Corp.	8,715
300	Allmerica Financial Corp. *	11,985
200	American Capital Strategies, Ltd.	7,672
600	American Financial Group, Inc.	22,290
400	AmeriCredit Corp. *	9,920
400	AmerUs Group Co.	23,492
200	Anchor Bancorp Wisconsin, Inc.	6,180
300	Arthur J. Gallagher & Co.	9,135
500	Associated Banc Corp.	16,390

2

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

500	Astoria Financial Corp.	14,140
400	Bancorpsouth, Inc.	9,084
300	Commerce Group, Inc.	17,418
200	Commercial Federal Corp.	6,888
200	Delphi Financial Group, Inc.-Class A	9,476
100	Downey Financial Corp.	6,470
300	Erie Indemnity Co.-Class A	15,900
200	FBL Financial Group, Inc.-Class A	6,270
900	First American Corp.	42,345
500	Flagstar Bancorp, Inc.	7,535
100	FNB Corp., PA	1,833
400	Fremont General Corp.	9,364
1,000	Friedman Billings Ramsey Group, Inc.-Class A	10,640
100	GATX Corp.	3,764
300	Genworth Financial, Inc.-Class A	10,335
400	Great American Financial Resources, Inc.	8,052
300	HCC Insurance Holdings, Inc.	9,165
100	Horace Mann Educators Corp.	1,894
100	Hudson United Bancorp	4,210
1,600	IMPAC Mortgage Holdings, Inc. REIT	18,400
200	IndyMac Bancorp, Inc.	7,656
200	Irwin Financial Corp.	4,524
100	Kansas City Life Insurance Co.	5,048
200	Landamerica Financial Group, Inc.	12,950
100	MAF Bancorp, Inc.	4,257
400	Nationwide Financial Services, Inc.-Class A	16,860
400	Novastar Financial, Inc. REIT	11,196
300	Odyssey Re Holdings Corp.	7,692
600	Old Republic International Corp.	15,960
100	People’s Bank	3,112
200	PMA Capital Corp.-Class A *	1,776
600	PMI Group (The), Inc.	24,360
400	Presidential Life Corp.	7,716
500	Protective Life Corp.	22,090
200	Radian Group, Inc.	11,312
100	Raymond James Financial, Inc.	3,624
400	Redwood Trust, Inc. REIT	17,256
500	Reinsurance Group of America, Inc.	23,640
100	Selective Insurance Group, Inc.	5,597
200	StanCorp Financial Group, Inc.	20,608
200	Stewart Information Services Corp. *	10,112
400	Transatlantic Holdings, Inc.	27,980
200	Triad Guaranty, Inc. *	8,672
400	Trustmark Corp.	11,440
200	UICI	7,124
100	United Fire & Casualty Co.	4,570
200	United Rentals, Inc. *	4,232
100	Universal American Financial Corp. *	1,476
500	Washington Federal, Inc.	12,135
200	Webster Financial Corp.	9,572
100	WellChoice, Inc. *	7,745

3

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

100	Westcorp	6,724
300	WR Berkley Corp.	13,986
		688,804
	Food & Beverage — 1.3%
100	American Italian Pasta Co.-Class A	619
200	Chiquita Brands International, Inc.	4,160
100	Molson Coors Brewing Co.-Class B	6,659
100	Sanderson Farms, Inc.	3,562
100	Sensient Technologies Corp.	1,817
500	Smithfield Foods, Inc. *	14,615
500	Tyson Foods, Inc.-Class A	8,415
		39,847
	Health Care — 9.0%
200	Apria Healthcare Group *	4,892
200	BioScrip, Inc. *	1,784
100	Community Health Systems, Inc. *	4,009
900	Health Net, Inc. *	45,927
100	Henry Schein, Inc. *	4,265
500	Humana, Inc. *	22,915
100	ICU Medical, Inc. *	3,598
200	Idexx Laboratories, Inc. *	14,310
100	Invitrogen Corp. *	6,665
100	Kindred Healthcare, Inc. *	2,768
1,400	King Pharmaceuticals, Inc. *	22,022
500	Lincare Holdings, Inc. *	21,465
300	Omnicare, Inc.	17,085
400	Owens & Minor, Inc.	11,344
200	Pacificare Health Systems, Inc. *	17,208
300	Pharmaceutical Product Development, Inc.	17,487
100	RehabCare Group, Inc. *	1,936
200	ResMed, Inc. *	8,160
100	Steris Corp.	2,512
200	Sunrise Senior Living, Inc. *	6,680
200	Techne Corp. *	11,052
200	Triad Hospitals, Inc. *	8,532
200	Universal Health Services, Inc.-Class B	9,584
		266,200
	Machinery — 0.7%
100	AGCO Corp. *	1,693
100	Flowserve Corp. *	3,736
100	Gulfmark Offshore, Inc. *	3,338
100	Oil States International, Inc. *	3,406
100	RPC, Inc.	3,320
100	Tidewater, Inc.	4,520
		20,013
	Manufacturing — 2.0%
100	Greif, Inc.-Class A	6,005
100	Harsco Corp.	6,645
100	Kaman Corp.-Class A	1,921

4

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

100	Longview Fibre Co.	2,126
200	Mueller Industries, Inc.	5,414
100	Owens-IIlinois, Inc. *	2,175
200	Pall Corp.	5,552
100	Reliance Steel & Aluminum Co.	6,451
100	Shaw Group (The), Inc. *	2,889
400	SPX Corp.	18,832
		58,010
	Metals & Mining — 0.7%
100	Arch Coal, Inc.	7,704
100	CONSOL Energy, Inc.	6,472
100	RTI International Metals, Inc. *	3,730
200	USEC, Inc.	2,200
		20,106
	Oil & Gas — 2.0%
200	Ashland, Inc.	11,150
100	Giant Industries, Inc. *	5,365
100	Helmerich & Payne, Inc.	5,802
100	Holly Corp.	6,082
200	Stone Energy Corp. *	8,880
400	Tesoro Corp.	22,028
		59,307
	Primary Process Industry — 1.6%
400	Commercial Metals Co.	14,040
100	FMC Corp. *	5,317
100	Metal Management, Inc.	2,517
100	OfficeMax, Inc.	2,918
100	Olympic Steel, Inc. *	2,120
200	Ryerson Tull, Inc.	4,518
100	Steel Technologies, Inc.	2,649
100	United States Steel Corp.	4,760
500	Worthington Industries, Inc.	10,145
		48,984
	Retail Stores — 8.1%
100	99 Cents Only Stores *	963
100	Abercrombie & Fitch Co.-Class A	6,132
100	American Eagle Outfitters, Inc.	2,276
400	Asbury Automotive Group, Inc. *	6,700
100	Barnes & Noble, Inc.	4,034
500	BJ’s Wholesale Club, Inc. *	13,245
100	Brown Shoe Co., Inc.	4,110
100	Building Materials Holding Corp.	8,233
100	Cato Corp.-Class A	2,160
200	Chico’s FAS, Inc. *	8,822
100	Claire’s Stores, Inc.	2,853
500	Dollar Tree Stores, Inc. *	11,480
300	Great Atlantic & Pacific Tea Co. *	9,048
300	Group 1 Automotive, Inc. *	9,261
300	Ingles Markets, Inc.-Class A	5,052

5

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

300	Insight Enterprises, Inc. *	6,249
200	Lithia Motors, Inc.-Class A	5,710
100	Longs Drug Stores Corp.	4,263
100	Men’s Wearhouse, Inc. *	2,930
500	O’Reilly Automotive, Inc. *	15,220
100	Pantry (The), Inc. *	4,110
200	Pathmark Stores, Inc. *	2,152
100	Payless Shoesource, Inc. *	2,285
300	Pier 1 Imports, Inc.	3,810
300	RadioShack Corp.	6,843
600	Rent-A-Center, Inc. *	11,730
100	Retail Ventures, Inc. *	1,277
500	Ross Stores, Inc.	13,750
300	Shopko Stores, Inc. *	8,604
500	Smart & Final Inc. *	6,750
400	Sonic Automotive, Inc.	8,320
500	Supervalu, Inc.	16,360
100	Too, Inc. *	3,163
400	United Auto Group, Inc.	14,248
200	Williams-Sonoma, Inc. *	8,678
		240,821
	Services — 6.2%
500	Applebee’s International, Inc.	11,460
100	Applied Industrial Technologies, Inc.	3,195
200	Aqua America, Inc.	7,398
100	Bob Evans Farms, Inc.	2,418
500	Brinker International, Inc.	19,840
100	CBRL Group, Inc.	3,699
400	Darden Restaurants, Inc.	14,312
300	Factset Research Systems, Inc.	11,616
200	Handleman Co.	2,746
100	Interactive Data Corp.	2,214
100	Isle of Capri Casinos, Inc. *	2,712
200	ITT Educational Services, Inc. *	12,274
200	Jack in the Box, Inc. *	6,720
200	Manpower, Inc.	9,290
100	Nash Finch Co.	2,687
100	O’Charley’s, Inc. *	1,451
400	Outback Steakhouse, Inc.	16,112
100	Papa John’s International, Inc. *	5,446
400	Performance Food Group Co. *	11,360
200	Regis Corp.	7,990
500	Ryan’s Restaurant Group, Inc. *	5,945
300	Sabre Holdings Corp.	6,861
900	Service Corp. International	7,389
100	Valassis Communications, Inc. *	3,042
200	World Fuel Services Corp.	6,870
		185,047

6

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Technology — 6.9%
100	Alliant Techsystems, Inc. *	7,588
100	American Power Conversion Corp.	2,241
500	Arrow Electronics, Inc. *	15,500
1,000	Avnet, Inc. *	22,500
300	BEA Systems, Inc. *	2,631
200	Bell Microproducts, Inc. *	1,720
100	Black Box Corp.	4,671
300	Brightpoint, Inc. *	8,442
100	Cadence Design Systems, Inc. *	1,714
100	Coherent, Inc. *	3,159
100	Comverse Technology, Inc. *	2,621
1,100	Convergys Corp. *	18,260
100	Diebold, Inc.	3,886
100	General Cable Corp. *	1,815
200	Goodrich Corp.	7,704
100	Harris Corp.	4,458
100	Hutchinson Technology, Inc. *	2,859
1,200	Ingram Micro, Inc.-Class A *	22,536
100	International Rectifier Corp. *	3,546
200	LSI Logic Corp. *	1,642
200	Mantech International Corp.-Class A *	5,008
100	Maximus, Inc.	3,640
100	MKS Instruments Inc. *	1,887
200	Pomeroy IT Solutions, Inc. *	1,610
300	QLogic Corp. *	9,918
300	Reynolds & Reynolds, Inc. (The)-Class A	8,172
100	SYKES Enterprises, Inc. *	1,380
400	Tech Data Corp. *	15,724
400	Unisys Corp. *	2,460
200	United Stationers, Inc. *	9,800
300	Western Digital Corp. *	4,476
		203,568
	Transportation — 1.8%
100	Alaska Air Group, Inc. *	3,516
1,000	AMR Corp. *	16,890
100	Arkansas Best Corp.	4,124
300	Continental Airlines, Inc.-Class B *	4,671
800	ExpressJet Holdings, Inc. *	6,976
100	Laidlaw International, Inc.	2,162
200	Mesa Air Group, Inc. *	2,056
100	Overseas Shipholding Group, Inc.	5,096
100	SCS Transportation, Inc. *	1,971
100	Skywest, Inc.	2,970
123	US Airways Group, Inc. *	4,131
		54,563
	Utility — 6.3%
100	Allegheny Energy, Inc. *	2,783
300	Alliant Energy Corp.	8,505
100	Black Hills Corp.	3,655

7

GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

2,400	Centerpoint Energy, Inc.	31,728
200	Centurytel Inc.	6,620
700	CMS Energy Corp. *	9,786
400	Duquesne Light Holdings, Inc.	6,780
300	Energy East Corp.	7,035
300	Great Plains Energy, Inc.	8,718
100	MDU Resources Group, Inc.	3,283
200	National Fuel Gas Co.	6,450
300	Northeast Utilities	5,574
400	NSTAR	11,236
1,100	Pepco Holdings, Inc.	23,837
200	Pinnacle West Capital Corp.	8,298
300	Puget Energy, Inc.	6,234
100	SCANA Corp.	3,962
100	Sierra Pacific Resources *	1,348
100	Talk America Holdings, Inc. *	960
1,400	TECO Energy, Inc.	24,486
200	Time Warner Telecom, Inc.-Class A *	1,880
100	Wisconsin Energy Corp.	3,795
		186,953
	TOTAL COMMON STOCKS (COST $2,876,288)	2,861,899

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 3.5%
	Repurchase Agreement(s) — 3.5%
102,939	Citigroup Global Markets Repurchase Agreement, dated 11/30/2005, due 12/01/2005, with a maturity value of $102,946 and effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 05/15/2030 and a market value including accrued interest of $104,998.	102,939
	TOTAL SHORT-TERM INVESTMENT(S) (COST $102,939)	102,939
	TOTAL INVESTMENTS — 100.0% (Cost $2,979,227)	2,964,838
	Other Assets and Liabilities (net) — 0.0%	64
	TOTAL NET ASSETS — 100.0%	$2,964,902

8

GMO Small/Mid Cap Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

9

GMO Special Purpose Holding Fund
(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 109.7% (a)
	Asset-Backed Securities — 109.7%
	Health Care Receivables — 109.7%
44,074,711	Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 (b)	2,475,000
20,172,749	Interest related to the Bankruptcy Estate of NPF XII Inc Series 00-3 (b)	1,100,000
51,348,377	Interest related to the Bankruptcy Estate of NPF XII Inc Series 02-1 (b)	2,800,000
		6,375,000
	Total Asset-Backed Securities	6,375,000
	TOTAL DEBT OBLIGATIONS (COST $5,945,814)	6,375,000
	TOTAL INVESTMENTS — 109.7% (Cost $5,945,814)	6,375,000
	Other Assets and Liabilities (net) — (9.7%)	(561,430)
	TOTAL NET ASSETS — 100.0%	$5,813,570

1

GMO Special Purpose Holding Fund (formerly GMO Alpha LIBOR Fund)
(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:
(a)	Owned by GMO SPV I, LLC. GMO SPV I, LLC is an 80.5% subsidiary of GMO Special Purpose Holding Fund.
(b)	Security is in default.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

2

GMO Strategic Balanced Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuer(s) — 100.0%
4,496,394	GMO Core Plus Bond Fund, Class IV	47,841,637
1,167,748	GMO Currency Hedged International Bond Fund, Class III	11,537,353
791,804	GMO Domestic Bond Fund, Class VI	7,830,940
99,732	GMO Emerging Country Debt Fund, Class IV	1,201,775
3,204,727	GMO Emerging Markets Quality Fund, Class VI	29,387,348
237,107	GMO Inflation Indexed Bond Fund, Class III	2,726,734
1,274,047	GMO International Bond Fund, Class III	12,065,226
2,226,654	GMO International Growth Equity Fund, Class III *	62,346,315
2,044,490	GMO International Intrinsic Value Fund, Class IV	62,316,061
92,668	GMO International Small Companies Fund, Class III	1,655,972
202,564	GMO Real Estate Fund, Class III	3,488,146
1,825,117	GMO U.S. Core Equity Fund, Class VI *	26,226,931
1,254,873	GMO U.S. Quality Equity Fund, Class IV	25,072,363
	TOTAL MUTUAL FUNDS (COST $285,120,097)	293,696,801

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
	Repurchase Agreement(s) — 0.0%
9,712	Citigroup Global Markets Repurchase Agreement, dated 11/30/2005, due 12/01/2005, with a maturity value of $9,712, and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 05/15/2030 and a market value inculding accrued interest of $9,906.	9,712
	TOTAL SHORT-TERM INVESTMENT(S) (COST $9,712)	9,712
	TOTAL INVESTMENTS — 100.0%
	(Cost $285,129,809)	293,706,513
	Other Assets and Liabilities (net) — 0.0%	(2,569)
	TOTAL NET ASSETS — 100.0%	$293,703,944

1

GMO Strategic Balanced Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$285,129,809	$9,523,193	$(946,489)	$8,576,704

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the period from May 31, 2005 (commencement of operations) to November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Core Plus Bond, Fund Class III	$—	$7,564,725	$7,491,746	$5,725	$—	$—
GMO Core Plus Bond Fund, Class IV	—	47,371,132	—	—	—	47,841,637
GMO Currency Hedged International Bond Fund, Class III	—	12,652,162	1,150,000	92,450	7,853	11,537,353
GMO Domestic Bond Fund, Class III	—	2,803,279	2,773,691	—	12,279	—
GMO Domestic Bond Fund, Class VI	—	7,899,847	—	23,895	—	7,830,940
GMO Emerging Country Debt Fund, Class IV	—	1,570,242	400,995	2,378	13,319	1,201,775
GMO Emerging Markets Quality Fund, Class VI	—	27,721,603	—	7,860	15,115	29,387,348
GMO Inflation Indexed Bond Fund, Class III	—	2,739,954	—	—	—	2,726,734

2

GMO Strategic Balanced Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

GMO International Bond Fund, Class III	—	12,750,132	—	127,585	2,461	12,065,226
GMO International Growth Equity Fund, Class III	—	63,913,111	—	—	—	62,346,315
GMO International Growth Fund, Class III	—	39,007,992	40,268,111	29,564	222,206	—
GMO International Intrinsic Value Fund, Class IV	—	61,490,180	—	24,968	178,789	62,316,061
GMO International Small Companies Fund, Class III	—	1,625,360	—	—	52,616	1,655,972
GMO Real Estate Fund, Class III	—	3,423,027	—	—	—	3,488,146
GMO U.S. Core Equity Fund, Class VI	—	26,226,344	—	81,772	—	26,226,931
GMO U.S. Core Fund, Class VI	—	16,642,629	16,734,572	23,875	—	—
GMO U.S. Quality Equity Fund, Class IV	—	25,073,386	—	84,058	8,732	25,072,363
Totals	$—	$360,475,105	$68,819,115	$504,130	$513,370	$293,696,801

3

GMO Strategic Balanced Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 44.2% of the Net Assets of the Fund, through investments in the underlying funds, was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

4

GMO Tax-Managed Small/Mid Cap Fund (formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 100.4%
	Automotive — 3.0%
3,800	American Axle & Manufacturing Holdings, Inc.	80,788
4,625	ArvinMeritor, Inc.	61,512
1,800	BorgWarner, Inc.	108,000
2,000	Cooper Tire & Rubber Co.	29,420
7,800	Goodyear Tire & Rubber Co. (The) *	133,614
3,500	Lear Corp.	97,440
1,700	Oshkosh Truck Corp.	76,381
1,000	Superior Industries International, Inc.	22,810
2,700	Tenneco Automotive, Inc. *	46,899
700	TRW Automotive Holdings Corp. *	17,640
10,400	Visteon Corp. *	70,304
		744,808
	Construction — 15.1%
1,000	American Home Mortgage Acceptance Corp. REIT	29,690
3,400	Anthracite Capital, Inc. REIT	36,856
1,300	Apartment Investment & Management Co.	50,349
1,100	Arden Realty, Inc. REIT	50,028
1,200	AvalonBay Communities, Inc. REIT	109,740
2,700	Beazer Homes USA, Inc.	188,919
600	BRE Properties, Inc.	27,936
2,200	CBL & Associates Properties, Inc. REIT	88,550
500	Centerpoint Properties Corp. REIT	22,845
600	Elkcorp	20,508
600	emcor Group, Inc. *	42,450
750	Florida Rock Industries, Inc.	37,402
1,000	Fluor Corp.	74,100
1,000	Highwoods Properties, Inc. REIT	28,830
1,600	Hovnanian Enterprises, Inc. *	79,744
1,400	Jacobs Engineering Group, Inc. *	90,958
5,000	KB Home	348,850
1,100	Kilroy Realty Corp. REIT	67,760
1,700	Lafarge North America, Inc.	93,500
1,400	Lennox International, Inc.	40,880
600	M/I Schottenstein Homes, Inc.	26,250
1,300	Martin Marietta Materials, Inc.	97,643
2,774	MDC Holdings, Inc.	188,993
2,000	Meritage Homes Corp. *	132,940
4,200	MFA Mortgage Investments, Inc. REIT	25,620
1,600	Mission West Properties REIT	16,112
2,900	National Health Investors, Inc. REIT	80,185
1,950	New Century Financial Corp.	70,531
200	NVR, Inc. *	137,450
800	Pan Pacific Retail Properties, Inc. REIT	53,840
300	Post Properties, Inc. REIT	12,138
600	Regency Centers Corp. REIT	34,830
3,600	Ryland Group, Inc.	257,544
500	Simpson Manufacturing Co., Inc.	20,490

1

GMO Tax-Managed Small/Mid Cap Fund (formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

600	St. Joe Co. (The)	39,840
4,600	Standard-Pacific Corp.	173,374
1,100	Technical Olympic USA, Inc.	22,803
5,400	Thornburg Mortgage, Inc. REIT	142,560
6,700	Toll Brothers, Inc. *	230,480
2,900	USG Corp. *	177,480
900	Washington Group International, Inc.	46,539
400	WCI Communities, Inc. *	10,272
300	William Lyon Homes, Inc. *	33,300
2,300	York International Corp.	129,467
		3,690,576
	Consumer Goods — 4.4%
1,100	Action Performance Cos., Inc. *	13,915
1,450	Bebe Stores, Inc.	23,446
1,800	Blyth, Inc.	35,640
900	Charles & Colvard, Ltd.	24,264
1,400	Columbia Sportswear Co. *	65,072
1,900	Ethan Allen Interiors, Inc.	70,870
1,500	Fossil, Inc. *	29,910
2,800	Furniture Brands International, Inc.	55,860
1,300	Herman Miller, Inc.	39,767
500	HNI Corp.	25,145
1,500	Kellwood Co.	34,680
1,200	K-Swiss, Inc.-Class A	37,476
3,000	La-Z-Boy, Inc.	40,110
2,000	Liz Claiborne, Inc.	69,760
3,000	Maytag Corp.	53,340
1,900	Oakley, Inc.	30,552
200	Reynolds American, Inc.	17,804
700	Select Comfort Corp. *	16,779
2,500	Steven Madden, Ltd.	68,075
3,000	Timberland Co.-Class A *	99,270
3,200	Tupperware Corp.	73,824
1,800	Universal Corp.	72,684
1,100	Watsco, Inc.	69,025
		1,067,268
	Financial — 16.7%
800	AG Edwards, Inc.	35,256
900	Amcore Financial, Inc.	28,143
700	American Capital Strategies, Ltd.	26,852
3,800	American Financial Group, Inc.	141,170
3,800	AmeriCredit Corp. *	94,240
3,000	AmerUs Group Co.	176,190
600	Arthur J. Gallagher & Co.	18,270
2,500	Associated Banc Corp.	81,950
3,850	Astoria Financial Corp.	108,878
700	Camden National Corp.	24,983
1,025	Chittenden Corp.	30,514
900	City National Corp.	65,727
840	Commerce Bancshares, Inc.	43,470

2

GMO Tax-Managed Small/Mid Cap Fund (formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,900	Commerce Group, Inc.	110,314
1,600	Commercial Federal Corp.	55,104
1,800	CompuCredit Corp. *	70,326
1,804	Delphi Financial Group, Inc.-Class A	85,474
800	Dollar Thrifty Automotive Group, Inc. *	30,000
800	Downey Financial Corp.	51,760
5,500	First American Corp.	258,775
600	FirstFed Financial Corp. *	31,404
2,700	FirstMerit Corp.	71,982
3,600	Flagstar Bancorp, Inc.	54,252
3,700	Fremont General Corp.	86,617
1,700	GATX Corp.	63,988
500	Genworth Financial, Inc.-Class A	17,225
1,000	Great Southern Bancorp, Inc.	30,410
3,100	Greater Bay Bancorp	82,584
1,050	HCC Insurance Holdings, Inc.	32,077
1,300	Hudson United Bancorp	54,730
8,500	IMPAC Mortgage Holdings, Inc. REIT	97,750
2,400	IndyMac Bancorp, Inc.	91,872
900	Kansas City Life Insurance Co.	45,432
1,900	LaBranche & Co., Inc. *	20,292
1,300	Landamerica Financial Group, Inc.	84,175
300	MAF Bancorp, Inc.	12,771
700	Mercury General Corp.	41,510
800	Nara Bancorp, Inc.	14,976
2,200	Nationwide Financial Services, Inc.-Class A	92,730
1,200	Novastar Financial, Inc. REIT	33,588
400	Old Republic International Corp.	10,640
2,500	People’s Bank	77,800
2,300	PMI Group (The), Inc.	93,380
1,300	Pre-Paid Legal Services, Inc.	55,315
3,100	Protective Life Corp.	136,958
900	Raymond James Financial, Inc.	32,616
1,600	Redwood Trust, Inc. REIT	69,024
2,200	Reinsurance Group of America, Inc.	104,016
1,300	Ryder Systems, Inc.	55,159
800	StanCorp Financial Group, Inc.	82,432
1,200	Stewart Information Services Corp. *	60,672
600	Student Loan Corp.	126,666
2,500	Trustmark Corp.	71,500
900	United Fire & Casualty Co.	41,130
1,000	United Rentals, Inc. *	21,160
2,600	Universal American Financial Corp. *	38,376
2,506	Washington Federal, Inc.	60,821
2,122	Washington Mutual, Inc.	87,405
1,200	Webster Financial Corp.	57,432
600	WellChoice, Inc. *	46,470
600	Westamerica Bancorporation	32,784
200	Westcorp	13,448

3

GMO Tax-Managed Small/Mid Cap Fund (formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

300	WFS Financial, Inc. *	23,286
1,500	WR Berkley Corp.	69,930
		4,066,181
	Food & Beverage — 1.3%
1,800	Chiquita Brands International, Inc.	37,440
1,000	Hansen Natural Corp. *	77,650
1,600	Lancaster Colony Corp.	62,400
1,300	Natures Sunshine Products, Inc.	23,933
600	Sanderson Farms, Inc.	21,372
1,600	Smithfield Foods, Inc. *	46,768
1,500	Tyson Foods, Inc.-Class A	25,245
900	USANA Health Sciences, Inc. *	35,532
		330,340
	Health Care — 12.6%
2,400	American Pharmaceutical Partners, Inc. *	91,248
500	Amsurg Corp. *	12,055
2,900	Apria Healthcare Group *	70,934
900	Cantel Medical Corp. *	16,479
1,100	Cerner Corp. *	106,040
1,000	Community Health Systems, Inc. *	40,090
300	Diagnostic Products Corp.	13,665
800	Haemonetics Corp. *	40,904
6,300	Health Net, Inc. *	321,489
1,300	Henry Schein, Inc. *	55,445
600	Hologic, Inc. *	42,642
2,900	Human Genome Sciences, Inc. *	26,825
6,700	Humana, Inc. *	307,061
500	ICU Medical, Inc. *	17,990
1,300	Idexx Laboratories, Inc. *	93,015
800	Immucor, Inc. *	19,816
1,200	Invitrogen Corp. *	79,980
600	Kindred Healthcare, Inc. *	16,608
8,700	King Pharmaceuticals, Inc. *	136,851
700	Kyphon, Inc. *	29,743
600	LCA-Vision, Inc.	28,638
4,100	Lincare Holdings, Inc. *	176,013
2,800	Omnicare, Inc.	159,460
2,000	OraSure Technologies, Inc. *	27,120
1,600	Owens & Minor, Inc.	45,376
3,500	Pacificare Health Systems, Inc. *	301,140
1,500	Per-Se Technologies, Inc. *	34,320
3,000	Pharmaceutical Product Development, Inc.	174,870
1,800	PolyMedica Corp.	68,328
1,100	RehabCare Group, Inc. *	21,296
1,100	Renal Care Group, Inc. *	51,645
2,300	Res-Care, Inc. *	39,813
1,200	ResMed, Inc. *	48,960
600	Respironics, Inc. *	23,208
1,500	Sunrise Senior Living, Inc. *	50,100
1,800	Techne Corp. *	99,468

4

GMO Tax-Managed Small/Mid Cap Fund (formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

900	United Surgical Partners International, Inc. *	31,239
1,500	Universal Health Services, Inc.-Class B	71,880
1,500	Ventana Medical Systems, Inc. *	57,765
900	West Pharmaceutical Services, Inc.	22,473
		3,071,992
	Machinery — 2.8%
1,800	CAL Dive International, Inc. *	130,698
600	Carbo Ceramics, Inc.	35,388
200	Cummins, Inc.	17,800
400	Flowserve Corp. *	14,944
1,000	FMC Technologies, Inc. *	41,090
1,000	Grant Prideco, Inc. *	38,390
800	Hydril *	51,280
800	Lincoln Electric Holdings, Inc.	32,648
1,500	Lone Star Technologies, Inc. *	73,500
700	Maverick Tube Corp. *	26,635
800	Oceaneering International, Inc. *	40,800
2,600	Oil States International, Inc. *	88,556
500	Stewart & Stevenson Services Corp.	10,250
1,900	Superior Energy Services, Inc. *	41,363
900	W-H Energy Services, Inc. *	29,997
		673,339
	Manufacturing — 2.7%
300	Aptargroup, Inc.	16,455
800	Clarcor, Inc.	23,648
2,800	Crown Holdings, Inc. *	51,912
800	Dynamic Materials Corp.	19,456
800	Greif, Inc.-Class A	48,040
700	Harsco Corp.	46,515
1,900	Kaman Corp.-Class A	36,499
1,200	Longview Fibre Co.	25,512
800	Mobile Mini, Inc. *	40,000
3,600	Owens-IIlinois, Inc. *	78,300
1,900	Shaw Group (The), Inc. *	54,891
2,000	Sonoco Products Co.	57,360
2,200	SPX Corp.	103,576
1,500	Standex International Corp.	41,610
300	Walter Industries, Inc.	15,105
		658,879
	Metals & Mining — 0.4%
1,000	CONSOL Energy, Inc.	64,720
1,100	Royal Gold, Inc.	28,622
400	RTI International Metals, Inc. *	14,920
		108,262
	Oil & Gas — 3.4%
600	Ashland, Inc.	33,450
1,800	Frontier Oil Corp.	67,824
1,100	Giant Industries, Inc. *	59,015
1,700	Helmerich & Payne, Inc.	98,634

5

GMO Tax-Managed Small/Mid Cap Fund (formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

2,300	Holly Corp.	139,886
2,700	Patterson-UTI Energy, Inc.	84,348
1,700	Pride International, Inc. *	50,643
700	Remington Oil & Gas Corp. *	23,422
1,400	Stone Energy Corp. *	62,160
3,700	Tesoro Corp.	203,759
		823,141
	Primary Process Industry — 2.4%
700	Airgas, Inc.	21,770
6,400	AK Steel Holding Corp. *	53,056
300	Carpenter Technology Corp.	19,665
600	Chaparral Steel Co. *	15,000
4,800	Commercial Metals Co.	168,480
1,200	FMC Corp. *	63,804
300	Lubrizol Corp.	12,663
2,000	Metal Management, Inc.	50,340
1,200	NS Group, Inc. *	49,248
1,000	Olympic Steel, Inc. *	21,200
700	Quanex Corp.	43,295
3,200	Ryerson Tull, Inc.	72,288
		590,809
	Retail Stores — 7.8%
800	Abercrombie & Fitch Co.-Class A	49,056
3,000	Advance Auto Parts *	127,020
4,400	American Eagle Outfitters, Inc.	100,144
3,200	BJ’s Wholesale Club, Inc. *	84,768
900	Building Materials Holding Corp.	74,097
900	Cato Corp.-Class A	19,440
1,700	Chico’s FAS, Inc. *	74,987
1,200	Children’s Place *	59,520
4,000	Dollar Tree Stores, Inc. *	91,840
600	Gamestop Corp.-Class A *	20,184
700	Gamestop Corp.-Class B *	21,980
3,600	Great Atlantic & Pacific Tea Co. *	108,576
900	Group 1 Automotive, Inc. *	27,783
1,950	Hibbett Sporting Goods, Inc. *	58,422
1,800	HOT Topic, Inc. *	27,900
1,700	Ingles Markets, Inc.-Class A	28,628
1,700	Insight Enterprises, Inc. *	35,411
600	JOS A. Bank Clothiers, Inc. *	30,006
1,800	Longs Drug Stores Corp.	76,734
1,500	Men’s Wearhouse, Inc. *	43,950
1,900	Movie Gallery, Inc.	9,367
1,600	NetFlix, Inc. *	44,064
4,700	O’Reilly Automotive, Inc. *	143,068
1,500	Pantry (The), Inc. *	61,650
2,000	Pier 1 Imports, Inc.	25,400
4,350	Rent-A-Center, Inc. *	85,043
600	Ruddick Corp.	12,126
2,000	Shopko Stores, Inc. *	57,360

6

GMO Tax-Managed Small/Mid Cap Fund (formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

2,500	Sonic Automotive, Inc.	52,000
3,600	Supervalu, Inc.	117,792
800	Talbots, Inc.	21,776
600	Too, Inc. *	18,978
2,400	United Auto Group, Inc.	85,488
		1,894,558
	Services — 8.2%
400	Administaff, Inc.	18,020
4,150	Applebee’s International, Inc.	95,118
2,250	Applied Industrial Technologies, Inc.	71,888
500	Aqua America, Inc.	18,495
1,500	Banta Corp.	75,750
2,000	Bob Evans Farms, Inc.	48,360
1,400	Bright Horizons Family Solutions, Inc. *	49,532
4,100	Brinker International, Inc.	162,688
900	California Pizza Kitchen, Inc. *	29,502
2,000	Catalina Marketing Corp.	52,940
650	CEC Entertainment, Inc. *	23,270
1,000	Cheesecake Factory (The) *	36,640
700	Clean Harbors, Inc. *	20,202
2,500	Darden Restaurants, Inc.	89,450
2,450	Factset Research Systems, Inc.	94,864
300	Ihop Corp.	14,340
1,500	ITT Educational Services, Inc. *	92,055
2,800	Jack in the Box, Inc. *	94,080
700	Labor Ready, Inc. *	15,456
200	Manpower, Inc.	9,290
1,500	Nash Finch Co.	40,305
1,000	O’Charley’s, Inc. *	14,510
2,800	Outback Steakhouse, Inc.	112,784
700	Panera Bread Co.-Class A *	47,600
1,500	Papa John’s International, Inc. *	81,690
3,500	Performance Food Group Co. *	99,400
700	Portfolio Recovery Associates, Inc. *	26,824
700	Rare Hospitality International, Inc. *	22,421
1,200	Regis Corp.	47,940
2,300	Ruby Tuesday, Inc.	55,936
2,700	Ryan’s Restaurant Group, Inc. *	32,103
600	Sabre Holdings Corp.	13,722
2,150	Sonic Corp. *	63,619
500	United Natural Foods, Inc. *	14,040
2,600	Valassis Communications, Inc. *	79,092
800	Weight Watchers International, Inc. *	38,240
2,900	World Fuel Services Corp.	99,615
		2,001,781
	Technology — 12.1%
1,000	ADTRAN, Inc.	29,560
2,500	Advanced Energy Industries, Inc. *	33,400
700	Agilysys, Inc.	13,335
500	Alliant Techsystems, Inc. *	37,940

7

GMO Tax-Managed Small/Mid Cap Fund (formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

900	American Power Conversion Corp.	20,169
800	Amphenol Corp.-Class A	33,416
900	Ansys, Inc. *	37,818
1,900	Anteon International Corp. *	81,453
3,700	Arrow Electronics, Inc. *	114,700
4,800	Avnet, Inc. *	108,000
3,900	BEA Systems, Inc. *	34,203
800	Black Box Corp.	37,368
3,337	Brightpoint, Inc. *	93,903
600	Cabot Microelectronics Corp. *	18,558
6,800	CNET Networks, Inc. *	101,932
400	Coherent, Inc. *	12,636
900	Comverse Technology, Inc. *	23,589
6,000	Convergys Corp. *	99,600
3,600	Cypress Semiconductor Corp. *	54,000
1,200	Digital Insight Corp. *	39,744
600	EDO Corp.	15,978
1,600	Goodrich Corp.	61,632
3,600	Harris Corp.	160,488
600	Hutchinson Technology, Inc. *	17,154
10,300	Ingram Micro, Inc.-Class A *	193,434
850	Innovative Solutions & Support, Inc. *	12,538
2,200	International Rectifier Corp. *	78,012
1,000	Komag, Inc. *	34,940
2,000	Mantech International Corp.-Class A *	50,080
1,100	Maximus, Inc.	40,040
1,300	Micrel Inc. *	15,704
1,400	Micros Systems, Inc. *	67,634
3,400	Microsemi Corp. *	94,350
600	MTS Systems Corp.	21,162
1,500	Packeteer, Inc. *	13,800
1,300	Paxar Corp. *	24,869
1,300	Plexus Corp. *	27,950
3,000	QLogic Corp. *	99,180
900	Quality Systems, Inc.	73,008
1,000	Reynolds & Reynolds, Inc. (The)-Class A	27,240
1,100	Sybron Dental Specialties, Inc. *	48,114
1,300	Synopsys, Inc. *	25,376
2,300	Syntel, Inc.	47,288
4,600	Tech Data Corp. *	180,826
800	Teledyne Technologies, Inc. *	26,192
1,350	THQ, Inc. *	30,672
2,900	Unisys Corp. *	17,835
1,900	United Stationers, Inc. *	93,100
900	Varian Semiconductor Equipment Associates, Inc. *	39,618
800	Websense, Inc. *	51,960
1,900	WESCO International, Inc. *	79,325
9,900	Western Digital Corp. *	147,708
		2,942,531

8

GMO Tax-Managed Small/Mid Cap Fund (formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Transportation — 2.1%
1,100	Alaska Air Group, Inc. *	38,676
8,000	AMR Corp. *	135,120
1,200	C.H. Robinson Worldwide, Inc.	48,540
500	CNF, Inc.	28,500
7,700	Continental Airlines, Inc.-Class B *	119,889
1,200	EGL, Inc. *	44,568
450	Forward Air Corp.	17,303
900	Knight Transportation, Inc.	28,953
1,443	US Airways Group, Inc. *	48,470
		510,019
	Utility — 5.4%
2,300	Allegheny Energy, Inc. *	64,009
800	Alliant Energy Corp.	22,680
300	Black Hills Corp.	10,965
16,200	Centerpoint Energy, Inc.	214,164
6,800	CMS Energy Corp. *	95,064
900	Duquesne Light Holdings, Inc.	15,255
2,000	El Paso Electric Co. *	43,260
800	Equitable Resources, Inc.	29,912
1,600	Great Plains Energy, Inc.	46,496
500	j2 Global Communications, Inc. *	23,865
1,300	MDU Resources Group, Inc.	42,679
400	National Fuel Gas Co.	12,900
3,300	Nextel Partners, Inc.-Class A *	87,450
3,400	NII Holdings, Inc.-Class B *	147,730
600	Northeast Utilities	11,148
2,400	NSTAR	67,416
800	OGE Energy Corp.	21,408
3,500	Pepco Holdings, Inc.	75,845
600	Pinnacle West Capital Corp.	24,894
1,300	Puget Energy, Inc.	27,014
300	SCANA Corp.	11,886
10,700	TECO Energy, Inc.	187,143
1,100	Wisconsin Energy Corp.	41,745
		1,324,928
	TOTAL COMMON STOCKS (COST $17,247,769)	24,499,412

9

GMO Tax-Managed Small/Mid Cap Fund (formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.9%
	Repurchase Agreement(s) — 0.9%
224,558	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $224,575, and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30, and a market value, including accrued interest of $229,050.	224,558
	TOTAL SHORT-TERM INVESTMENT(S) (COST $224,558)	224,558
	TOTAL INVESTMENTS — 101.3% (Cost $17,472,327)	24,723,970
	Other Assets and Liabilities (net) — (1.3%)	(327,792)
	TOTAL NET ASSETS — 100.0%	$24,396,178

10

GMO Tax-Managed Small/Mid Cap Fund (Formerly GMO Tax-Managed Small Companies Fund)
(A Series of GMO Trust)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$17,472,327	$7,574,215	$(322,572)	$7,251,643

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

11

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%
	Automotive — 2.5%
69,469	Ford Motor Co.	564,783
27,341	General Motors Corp.	598,768
10,300	Harley-Davidson, Inc.	554,758
6,700	Johnson Controls, Inc.	465,315
1,200	Paccar Inc	86,232
		2,269,856
	Construction — 2.6%
5,100	Centex Corp.	366,435
19,733	D.R. Horton, Inc.	699,338
2,700	Fluor Corp.	200,070
6,300	KB Home	439,551
4,500	Lennar Corp.-Class A	259,560
9,200	Pulte Homes, Inc.	382,996
1,700	Toll Brothers, Inc. *	58,480
		2,406,430
	Consumer Goods — 4.8%
37,600	Altria Group, Inc.	2,736,904
17,500	Eastman Kodak Co.	419,475
5,200	Jones Apparel Group, Inc.	149,552
8,400	Liz Claiborne, Inc.	292,992
4,600	Mohawk Industries, Inc. *	404,708
4,900	Whirlpool Corp.	401,065
		4,404,696
	Financial — 19.3%
23,900	Aflac, Inc.	1,147,200
6,950	AMBAC Financial Group, Inc.	532,995
7,400	American International Group, Inc.	496,836
2,100	AON Corp.	76,461
43,328	Bank of America Corp.	1,988,322
4,200	BB&T Corp.	178,710
1,100	Bear Stearns Cos. (The), Inc.	122,089
1,600	Capital One Financial Corp.	132,896
33,200	Charles Schwab Corp. (The)	506,300
2,100	Chubb Corp.	203,364
18,900	Citigroup, Inc.	917,595
3,200	Comerica, Inc.	184,544
2,598	Countrywide Financial Corp.	90,436
1,600	Erie Indemnity Co.-Class A	84,800
41,200	Fannie Mae	1,979,660
10,357	Fidelity National Financial, Inc.	391,702
1,812	Fidelity National Title Group, Inc.-Class A	41,314
4,700	Franklin Resources, Inc.	436,536
7,600	Freddie Mac	474,620
1,100	Hartford Financial Services Group, Inc.	96,107
1,300	Jefferson Pilot Corp.	72,215
18,710	JPMorgan Chase & Co.	715,657

1

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,200	Legg Mason Inc	147,180
3,900	Lehman Brothers Holdings, Inc.	491,400
4,400	Lincoln National Corp.	228,712
4,700	Loews Corp.	453,926
3,000	Marsh & McLennan Cos., Inc.	92,670
600	MBIA, Inc.	37,068
42,700	MBNA Corp.	1,143,079
8,500	MGIC Investment Corp.	553,350
20,400	National City Corp.	691,764
8,950	Old Republic International Corp.	238,070
6,600	PMI Group (The), Inc.	267,960
1,200	PNC Financial Services Group, Inc.	76,524
4,600	Radian Group, Inc.	260,176
5,600	Torchmark Corp.	303,072
21,000	UnumProvident Corp.	462,000
32,745	Washington Mutual, Inc.	1,348,767
1,500	WellChoice, Inc. *	116,175
		17,782,252
	Food & Beverage — 0.7%
3,500	Pepsico, Inc.	207,200
13,000	Sara Lee Corp.	234,780
13,500	Tyson Foods, Inc.-Class A	227,205
		669,185
	Health Care — 20.0%
9,700	Abbott Laboratories	365,787
8,900	Aetna Inc.	823,161
11,600	AmerisourceBergen Corp.	932,060
19,900	Bristol-Myers Squibb Co.	429,641
5,200	Cardinal Health, Inc.	332,540
8,500	Cigna Corp.	956,420
9,200	Express Scripts, Inc. *	777,032
7,400	Forest Laboratories, Inc. *	289,118
4,700	HCA, Inc.	239,653
3,200	Health Net, Inc. *	163,296
3,200	Humana, Inc. *	146,656
29,800	Johnson & Johnson	1,840,150
1,900	Lincare Holdings, Inc. *	81,567
24,900	McKesson Corp.	1,252,470
5,500	Medco Health Solutions, Inc. *	295,075
3,400	Medtronic Inc	188,938
76,900	Merck & Co., Inc.	2,260,860
140,630	Pfizer, Inc.	2,981,356

2

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

8,700	Tenet Healthcare Corp. *	68,034
66,300	UnitedHealth Group, Inc.	3,968,718
		18,392,532
	Machinery — 0.9%
14,400	Caterpillar, Inc.	832,032
	Manufacturing — 0.5%
10,500	General Electric Co.	375,060
1,400	Textron, Inc.	110,460
		485,520
	Oil & Gas — 6.6%
300	Amerada Hess Corp.	36,756
300	Anadarko Petroleum Corp.	27,183
3,100	Apache Corp.	202,368
10,500	Burlington Resources, Inc.	758,625
17,700	ConocoPhillips	1,071,027
9,100	EOG Resources, Inc.	652,925
22,600	Exxon Mobil Corp.	1,311,478
1,600	Marathon Oil Corp.	94,864
2,400	Murphy Oil Corp.	118,704
10,900	Occidental Petroleum Corp.	864,370
3,400	Patterson-UTI Energy, Inc.	106,216
1,400	Sunoco, Inc.	108,080
8,100	Valero Energy Corp.	779,220
		6,131,816
	Primary Process Industry — 0.4%
1,800	Air Products & Chemicals, Inc.	106,506
3,800	Nucor Corp	254,904
		361,410
	Retail Stores — 12.9%
10,200	Albertson’s, Inc.	239,700
8,600	Autonation, Inc. *	178,192
11,200	Bed Bath & Beyond, Inc. *	477,792
4,300	Dollar General Corp.	81,313
84,100	Home Depot, Inc.	3,513,698
18,000	Kroger Co. *	350,280
32,200	Lowe’s Cos., Inc.	2,172,856
29,700	Safeway, Inc.	690,525
7,000	Supervalu, Inc.	229,040
3,000	Target Corp	160,530
18,800	TJX Cos., Inc.	421,308
18,600	Walgreen Co.	849,648
51,100	Wal-Mart Stores, Inc.	2,481,416
		11,846,298
	Services — 2.1%
1,800	Brinker International, Inc.	71,424
5,800	Darden Restaurants, Inc.	207,524
4,400	Gannett Co., Inc.	271,128
5,500	Marriott International Inc	355,355

3

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

3,200	MGM Mirage *	121,952
3,800	Omnicom Group	321,328
1,100	Outback Steakhouse, Inc.	44,308
5,200	Wendy’s International, Inc.	264,056
5,100	Yum! Brands Inc	248,829
		1,905,904
	Technology — 14.5%
13,300	Adobe Systems, Inc.	433,713
2,800	Affiliated Computer Services, Inc.-Class A *	156,184
2,900	Agilent Technologies, Inc. *	103,414
2,900	American Power Conversion Corp.	64,989
8,200	Autodesk, Inc.	342,104
94,500	Dell, Inc. *	2,850,120
1,800	Electronic Data Systems Corp.	41,490
11,400	EMC Corp. *	158,802
35,800	First Data Corp.	1,549,066
3,500	Fiserv, Inc. *	159,285
700	Goodrich Corp.	26,964
6,100	Harris Corp.	271,938
68,100	Hewlett-Packard Co.	2,020,527
104,300	Intel Corp.	2,782,724
700	Lexmark International, Inc. *	33,334
9,000	Lockheed Martin Corp.	545,400
8,400	Motorola, Inc.	202,356
1,900	NCR Corp. *	64,505
3,400	Nvidia Corp. *	122,978
7,600	Oracle Corp. *	95,532
4,100	Rockwell International Corp	231,363
31,000	Texas Instuments, Inc.	1,006,880
1,600	W.W. Grainger, Inc.	112,368
		13,376,036
	Transportation — 1.1%
9,500	Burlington Northern Santa Fe Corp.	628,710
4,000	C.H. Robinson Worldwide, Inc.	161,800
1,800	JB Hunt Transport Services, Inc.	40,302
2,000	Union Pacific Corp.	153,080
		983,892
	Utility — 10.0%
5,500	AES Corp. (The) *	86,735
12,800	American Electric Power Co., Inc.	467,712
98,963	AT&T Corp.	2,465,168
27,500	BellSouth Corp.	749,650
3,200	Centerpoint Energy, Inc.	42,304
700	Consolidated Edison, Inc.	31,878
2,700	Constellation Energy Group, Inc.	143,073
900	DTE Energy Co.	39,276
13,700	Duke Energy Corp.	367,982
4,300	Edison International	194,016
12,000	El Paso Corp.	131,880

4

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

3,300	Entergy Corp.	231,000
9,400	Exelon Corp.	489,176
3,400	FirstEnergy Corp.	159,664
11,300	FPL Group, Inc.	479,007
5,400	Kinder Morgan, Inc.	489,240
6,100	Nextel Partners, Inc.-Class A *	161,650
2,400	NII Holdings, Inc.-Class B *	104,280
1,300	NiSource, Inc.	27,989
2,300	PG&E Corp.	84,594
2,000	PPL Corp.	58,800
1,700	Progress Energy, Inc.	76,126
1,800	Public Service Enterprise Group, Inc.	112,896
1,500	Sempra Energy	65,925
300	TXU Corp.	30,789
58,842	Verizon Communications, Inc.	1,881,767
3,100	Xcel Energy, Inc.	57,381
		9,229,958
	TOTAL COMMON STOCKS (COST $83,258,918)	91,077,817

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 1.0%
	Repurchase Agreement(s) — 1.0%
912,162	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $912,230 and n effective yield of 2.70%, collateralized by a U.S. Treasury Note with a rate of 6.25%, maturity date of 5/15/30 and a market value accrued interest of $930,405.	912,162
	TOTAL SHORT-TERM INVESTMENT(S) (COST $912,162)	912,162
	TOTAL INVESTMENTS — 99.9% (Cost $84,171,080)	91,989,979
	Other Assets and Liabilities (net) — 0.1%	130,125
	TOTAL NET ASSETS — 100.0%	$92,120,104

5

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$84,173,906	$11,836,653	$(4,020,580)	$7,816,073

Notes to Schedule of Investments:
*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.5%
	Automotive — 3.1%
266,793	Ford Motor Co. (a)	2,169,027
110,413	General Motors Corp. (a)	2,418,045
68,000	Harley-Davidson, Inc. (a)	3,662,480
28,100	Johnson Controls, Inc.	1,951,545
1,900	Lear Corp.	52,896
12,800	Paccar Inc	919,808
		11,173,801
	Construction — 3.1%
26,000	Centex Corp.	1,868,100
73,500	D.R. Horton, Inc.	2,604,840
15,100	Fluor Corp.	1,118,910
24,400	KB Home (a)	1,702,388
23,200	Lennar Corp. - Class A (a)	1,338,176
300	NVR, Inc. * (a)	206,175
39,200	Pulte Homes, Inc. (a)	1,631,896
20,600	Toll Brothers, Inc. * (a)	708,640
		11,179,125
	Consumer Goods — 1.9%
75,900	Eastman Kodak Co. (a)	1,819,323
29,700	Jones Apparel Group, Inc.	854,172
30,000	Liz Claiborne, Inc.	1,046,400
19,500	Mohawk Industries, Inc. *	1,715,610
17,400	Whirlpool Corp.	1,424,190
		6,859,695
	Financial — 17.8%
89,100	Aflac, Inc.	4,276,800
28,200	AMBAC Financial Group, Inc.	2,162,658
36,200	American International Group, Inc.	2,430,468
7,100	AON Corp.	258,511
165,806	Bank of America Corp.	7,608,837
4,500	BB&T Corp. (a)	191,475
4,321	Bear Stearns Cos. (The), Inc.	479,588
138,600	Charles Schwab Corp. (The)	2,113,650
9,600	Chubb Corp.	929,664
82,000	Citigroup, Inc.	3,981,100
17,600	Comerica, Inc.	1,014,992
9,700	Countrywide Financial Corp.	337,657
142,300	Fannie Mae	6,837,515
55,955	Fidelity National Financial, Inc.	2,116,218
4,800	First Horizon National Corp.	186,816
19,200	Franklin Resources, Inc.	1,783,296
35,000	Freddie Mac	2,185,750
2,400	Goldman Sachs Group Inc	309,504
9,200	Hartford Financial Services Group, Inc.	803,804
73,040	JPMorgan Chase & Co.	2,793,780
5,900	KeyCorp	195,644

1

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

8,700	Legg Mason Inc (a)	1,067,055
15,300	Lehman Brothers Holdings, Inc. (a)	1,927,800
22,400	Lincoln National Corp.	1,164,352
24,100	Marsh & McLennan Cos., Inc.	744,449
2,400	MBIA, Inc.	148,272
105,400	MBNA Corp.	2,821,558
25,100	MGIC Investment Corp.	1,634,010
52,600	National City Corp.	1,783,666
29,700	Old Republic International Corp.	790,020
8,500	PMI Group (The), Inc.	345,100
6,200	PNC Financial Services Group, Inc.	395,374
13,500	Radian Group, Inc.	763,560
2,300	St. Paul Travelers Companies	107,019
21,500	Torchmark Corp.	1,163,580
74,500	UnumProvident Corp.	1,639,000
4,100	Wachovia Corp.	218,940
105,666	Washington Mutual, Inc. (a)	4,352,382
5,900	WellChoice, Inc. *	456,955
		64,520,819
	Food & Beverage — 1.1%
23,500	Pepsico, Inc.	1,391,200
88,100	Sara Lee Corp.	1,591,086
56,300	Tyson Foods, Inc. - Class A	947,529
		3,929,815
	Health Care — 20.1%
63,000	Abbott Laboratories	2,375,730
39,900	Aetna, Inc.	3,690,351
22,400	AmerisourceBergen Corp.	1,799,840
4,800	Barr Pharmaceuticals, Inc. *	275,280
67,200	Bristol-Myers Squibb Co.	1,450,848
20,600	Cardinal Health, Inc.	1,317,370
25,400	Cigna Corp.	2,858,008
3,700	DENTSPLY International, Inc.	205,831
23,000	Express Scripts, Inc. *	1,942,580
40,600	Forest Laboratories, Inc. *	1,586,242
9,800	Genentech, Inc. *	937,076
11,400	HCA, Inc. (a)	581,286
6,000	Health Net, Inc. *	306,180
12,900	Humana, Inc. *	591,207
129,420	Johnson & Johnson	7,991,685
32,200	Lincare Holdings, Inc. *	1,382,346
88,000	McKesson Corp.	4,426,400
17,400	Medco Health Solutions, Inc. *	933,510
27,500	Medtronic Inc	1,528,175
268,700	Merck & Co., Inc.	7,899,780
571,790	Pfizer, Inc.	12,121,948
13,100	Stryker Corp.	567,230

2

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

34,200	Tenet Healthcare Corp. *	267,444
249,724	UnitedHealth Group, Inc.	14,948,479
7,800	Wellpoint, Inc. *	599,274
		72,584,100
	Machinery — 0.9%
53,200	Caterpillar, Inc.	3,073,896
	Manufacturing — 1.4%
95,100	General Electric Co.	3,396,972
14,100	Textron, Inc.	1,112,490
9,400	United Technologies Corp.	506,096
		5,015,558
	Oil & Gas — 5.6%
1,400	Amerada Hess Corp.	171,528
7,000	Apache Corp.	456,960
24,100	Burlington Resources, Inc.	1,741,225
74,266	ConocoPhillips	4,493,836
36,500	EOG Resources, Inc.	2,618,875
100,200	Exxon Mobil Corp.	5,814,606
12,500	Marathon Oil Corp.	741,125
10,800	Murphy Oil Corp.	534,168
40,400	Occidental Petroleum Corp.	3,203,720
12,700	Patterson-UTI Energy, Inc.	396,748
3,000	Sunoco, Inc.	231,600
		20,404,391
	Primary Process Industry — 0.4%
12,600	Air Products & Chemicals, Inc.	745,542
9,700	PPG Industries, Inc.	589,081
		1,334,623
	Retail Stores — 12.9%
4,900	Advance Auto Parts *	207,466
36,076	Albertson’s, Inc.	847,786
35,900	Autonation, Inc. *	743,848
56,100	Bed Bath & Beyond, Inc. *	2,393,226
10,600	Dollar General Corp.	200,446
1,800	Federated Department Stores	115,974
353,600	Home Depot, Inc.	14,773,408
77,500	Kroger Co. *	1,508,150
107,100	Lowe’s Cos., Inc.	7,227,108
4,500	Nordstrom, Inc.	165,960
102,000	Safeway, Inc. (a)	2,371,500
27,700	Supervalu, Inc.	906,344
48,000	TJX Cos., Inc.	1,075,680
89,200	Walgreen Co. (a)	4,074,656
206,300	Wal-Mart Stores, Inc.	10,017,928
		46,629,480
	Services — 2.9%
33,000	Darden Restaurants, Inc.	1,180,740
16,400	Gannett Co., Inc. (a)	1,010,568

3

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

33,500	Marriott International Inc	2,164,435
24,100	MGM Mirage * (a)	918,451
19,000	Omnicom Group	1,606,640
13,300	Outback Steakhouse, Inc.	535,724
17,800	Sysco Corp.	575,296
2,900	Weight Watchers International, Inc. * (a)	138,620
20,900	Wendy’s International, Inc.	1,061,302
25,800	Yum! Brands Inc	1,258,782
		10,450,558
	Technology — 15.8%
72,600	Adobe Systems, Inc. (a)	2,367,486
5,400	Affiliated Computer Services, Inc.-Class A *	301,212
10,500	Agilent Technologies, Inc. *	374,430
13,100	American Power Conversion Corp.	293,571
7,100	Autodesk, Inc.	296,212
47,800	Corning, Inc. *	967,950
385,000	Dell, Inc. *	11,611,600
600	Diebold, Inc.	23,316
10,900	Electronic Data Systems Corp.	251,245
72,200	EMC Corp. *	1,005,746
107,700	First Data Corp.	4,660,179
8,500	Goodrich Corp.	327,420
3,800	Google, Inc.-Class A *	1,538,962
5,200	Harris Corp.	231,816
273,300	Hewlett-Packard Co.	8,108,811
411,800	Intel Corp. (a)	10,986,824
2,000	Intuit, Inc. *	107,140
24,600	Lexmark International, Inc. *	1,171,452
44,400	Lockheed Martin Corp.	2,690,640
43,400	Motorola, Inc.	1,045,506
24,400	Network Appliance, Inc. *	710,528
12,400	Nvidia Corp. *	448,508
123,500	Oracle Corp. *	1,552,395
22,200	Rockwell International Corp	1,252,746
134,800	Texas Instuments, Inc. (a)	4,378,304
5,900	W.W. Grainger, Inc.	414,357
		57,118,356
	Transportation — 1.0%
33,900	Burlington Northern Santa Fe Corp.	2,243,502
29,000	JB Hunt Transport Services, Inc.	649,310
10,400	Union Pacific Corp.	796,016
		3,688,828
	Utility — 10.5%
14,900	AES Corp. (The) *	234,973
24,600	American Electric Power Co., Inc.	898,884
427,987	AT&T, Inc.	10,661,156
158,400	BellSouth Corp.	4,317,984
19,500	Centerpoint Energy, Inc.	257,790
3,800	Consolidated Edison, Inc. (a)	173,052

4

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

13,800	Constellation Energy Group, Inc.	731,262
3,800	DTE Energy Co.	165,832
35,900	Duke Energy Corp. (a)	964,274
19,000	Edison International	857,280
49,500	El Paso Corp.	544,005
18,100	Entergy Corp.	1,267,000
39,400	Exelon Corp.	2,050,376
6,600	FirstEnergy Corp.	309,936
40,300	FPL Group, Inc.	1,708,317
16,400	Kinder Morgan, Inc.	1,485,840
18,100	Nextel Partners, Inc.-Class A *	479,650
4,800	PG&E Corp.	176,544
5,100	PPL Corp.	149,940
7,300	Progress Energy, Inc.	326,894
7,900	Public Service Enterprise Group, Inc.	495,488
6,800	Questar Corp.	507,008
7,100	Sempra Energy	312,045
270,784	Verizon Communications, Inc.	8,659,672
11,800	Xcel Energy, Inc.	218,418
		37,953,620
	TOTAL COMMON STOCKS (COST $338,957,320)	355,916,665

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 8.6%
	Repurchase Agreement(s) — 4.0%
3,300,764	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $3,301,011 and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30 and a market value, including accrued interest, of $3,366,780.	3,300,764
11,019,888	Merrill Lynch & Co Triparty Repurchase Agreement dated 11/30/05, due 12/1/05, with a maturity value of $11,021,273 and an effective yield of 4.05%, collateralized by various Government obligations with aggregate market value, including accrued interest, of $11,240,438. (b)	11,019,888
		14,320,652
	Cash Equivalent(s) — 4.2%
15,333,242	Harris Trust & Savings Bank Eurodollar Time Deposit, 4.02%, due 12/5/05 (b)	15,333,242
	U.S. Government — 0.4%
1,500,000	U.S. Treasury Bill, 3.81%, due 3/23/06 (c) (d)	1,482,072
	TOTAL SHORT-TERM INVESTMENT(S) (COST $31,136,448)	31,135,966
	TOTAL INVESTMENTS — 107.1% (Cost $370,093,768)	387,052,631
	Other Assets and Liabilities (net) — (7.1%)	(25,531,593)
	TOTAL NET ASSETS — 100.0%	$361,521,038

5

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$373,277,231	$35,162,224	$(21,386,824)	$13,775,400

Futures Contracts

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
3	S&P 500	December 2005	$938,325	$804

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $25,853,351 collateralized by cash in the amount of $26,353,130 which was invested in short-term instruments.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(d)	Rate shown represents yield-to-maturity.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

6

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 100.5%
	Automotive — 3.2%
16,800	Ford Motor Co.	136,584
5,700	General Motors Corp.	124,830
2,400	Harley-Davidson, Inc.	129,264
1,000	Johnson Controls, Inc.	69,450
600	Lear Corp.	16,704
200	Paccar Inc	14,372
		491,204
	Construction — 3.6%
1,500	Centex Corp.	107,775
4,000	D.R. Horton, Inc.	141,760
500	Fluor Corp.	37,050
1,100	KB Home	76,747
1,200	Lennar Corp. - Class A	69,216
2,100	Pulte Homes, Inc.	87,423
900	Toll Brothers, Inc. *	30,960
		550,931
	Consumer Goods — 5.4%
7,400	Altria Group, Inc.	538,646
3,300	Eastman Kodak Co.	79,101
1,300	Liz Claiborne, Inc.	45,344
900	Mohawk Industries, Inc. *	79,182
1,000	Whirlpool Corp.	81,850
		824,123
	Financial — 18.5%
3,500	Aflac, Inc.	168,000
1,500	AMBAC Financial Group, Inc.	115,035
1,400	American International Group, Inc.	93,996
1,000	AON Corp.	36,410
7,600	Bank of America Corp.	348,764
200	BB&T Corp.	8,510
100	Bear Stearns Cos. (The), Inc.	11,099
5,400	Charles Schwab Corp. (The)	82,350
200	Chubb Corp.	19,368
3,400	Citigroup, Inc.	165,070
600	Comerica, Inc.	34,602
400	Countrywide Financial Corp.	13,924
6,500	Fannie Mae	312,325
2,200	Fidelity National Financial, Inc.	83,204
600	Franklin Resources, Inc.	55,728
1,400	Freddie Mac	87,430
200	Hartford Financial Services Group, Inc.	17,474
3,200	JPMorgan Chase & Co.	122,400
400	Legg Mason Inc	49,060
700	Lehman Brothers Holdings, Inc.	88,200
500	Lincoln National Corp.	25,990
400	Loews Corp.	38,632

1

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,500	Marsh & McLennan Cos., Inc.	46,335
100	MBIA, Inc.	6,178
6,200	MBNA Corp.	165,974
1,000	MGIC Investment Corp.	65,100
2,700	National City Corp.	91,557
700	Old Republic International Corp.	18,620
700	PMI Group (The), Inc.	28,420
200	PNC Financial Services Group, Inc.	12,754
800	Radian Group, Inc.	45,248
700	St. Paul Travelers Companies	32,571
100	Suntrust Banks, Inc.	7,274
1,000	Torchmark Corp.	54,120
3,400	UnumProvident Corp.	74,800
200	Wachovia Corp.	10,680
4,960	Washington Mutual, Inc.	204,303
		2,841,505
	Food & Beverage — 1.5%
1,600	Coca-Cola Co. (The)	68,304
400	Dean Foods Co. *	15,276
800	Pepsico, Inc.	47,360
2,800	Sara Lee Corp.	50,568
2,600	Tyson Foods, Inc.-Class A	43,758
		225,266
	Health Care — 19.9%
2,000	Abbott Laboratories	75,420
1,500	Aetna Inc.	138,735
1,100	AmerisourceBergen Corp.	88,385
3,600	Bristol-Myers Squibb Co.	77,724
2,600	Cardinal Health, Inc.	166,270
300	Cigna Corp.	33,756
1,400	Express Scripts, Inc. *	118,244
1,700	Forest Laboratories, Inc. *	66,419
700	Genentech, Inc. *	66,934
700	HCA, Inc.	35,693
100	Health Net, Inc. *	5,103
500	Humana, Inc. *	22,915
4,700	Johnson & Johnson	290,225
1,100	Lincare Holdings, Inc. *	47,223
3,800	McKesson Corp.	191,140
1,200	Medco Health Solutions, Inc. *	64,380
500	Medtronic Inc	27,785
12,900	Merck & Co., Inc.	379,260
22,300	Pfizer, Inc.	472,760
500	Stryker Corp.	21,650
10,400	UnitedHealth Group, Inc.	622,544
500	Wellpoint, Inc. *	38,415
		3,050,980
	Machinery — 0.8%
2,300	Caterpillar, Inc.	132,894

2

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Manufacturing — 0.9%
2,500	General Electric Co.	89,300
300	Textron, Inc.	23,670
400	United Technologies Corp.	21,536
		134,506
	Oil & Gas — 5.1%
400	Apache Corp.	26,112
1,100	Burlington Resources, Inc.	79,475
3,100	ConocoPhillips	187,581
1,700	EOG Resources, Inc.	121,975
2,400	Exxon Mobil Corp.	139,272
400	Marathon Oil Corp.	23,716
700	Murphy Oil Corp.	34,622
1,700	Occidental Petroleum Corp.	134,810
400	Patterson-UTI Energy, Inc.	12,496
200	Valero Energy Corp.	19,240
		779,299
	Primary Process Industry — 0.1%
300	Air Products & Chemicals, Inc.	17,751
	Retail Stores — 13.2%
1,600	Albertson’s, Inc.	37,600
1,300	Autonation, Inc. *	26,936
2,500	Bed Bath & Beyond, Inc. *	106,650
1,300	Dollar General Corp.	24,583
800	Federated Department Stores	51,544
14,700	Home Depot, Inc.	614,166
4,300	Kroger Co. *	83,678
5,100	Lowe’s Cos., Inc.	344,148
600	Nordstrom, Inc.	22,128
2,000	Safeway, Inc.	46,500
800	Supervalu, Inc.	26,176
2,900	TJX Cos., Inc.	64,989
3,700	Walgreen Co.	169,016
8,400	Wal-Mart Stores, Inc.	407,904
		2,026,018
	Services — 2.9%
1,300	Darden Restaurants, Inc.	46,514
1,100	Gannett Co., Inc.	67,782
1,200	Marriott International Inc	77,532
900	MGM Mirage *	34,299
800	Omnicom Group	67,648
1,400	Sysco Corp.	45,248
900	Wendy’s International, Inc.	45,702
1,200	Yum! Brands Inc	58,548
		443,273

3

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Technology — 14.7%
1,900	Adobe Systems, Inc.	61,959
600	Affiliated Computer Services, Inc.-Class A *	33,468
600	Agilent Technologies, Inc. *	21,396
500	American Power Conversion Corp.	11,205
300	Autodesk, Inc.	12,516
1,000	Corning, Inc. *	20,250
16,200	Dell, Inc. *	488,592
100	Electronic Data Systems Corp.	2,305
3,400	EMC Corp. *	47,362
6,100	First Data Corp.	263,947
200	General Dynamics Corp	22,860
100	Google, Inc.-Class A *	40,499
400	Harris Corp.	17,832
11,400	Hewlett-Packard Co.	338,238
17,200	Intel Corp.	458,896
200	Intuit, Inc. *	10,714
1,000	Lexmark International, Inc. *	47,620
900	Lockheed Martin Corp.	54,540
1,800	Motorola, Inc.	43,362
900	Nvidia Corp. *	32,553
700	Rockwell International Corp	39,501
5,800	Texas Instuments, Inc.	188,384
		2,257,999
	Transportation — 0.9%
1,200	Burlington Northern Santa Fe Corp.	79,416
400	C.H. Robinson Worldwide, Inc.	16,180
500	Union Pacific Corp.	38,270
		133,866
	Utility — 9.8%
1,500	American Electric Power Co., Inc.	54,810
15,332	AT&T Corp.	381,920
5,400	BellSouth Corp.	147,204
1,500	Centerpoint Energy, Inc.	19,830
100	Consolidated Edison, Inc.	4,554
800	Constellation Energy Group, Inc.	42,392
300	DTE Energy Co.	13,092
1,500	Duke Energy Corp.	40,290
700	Edison International	31,584
700	El Paso Corp.	7,693
900	Entergy Corp.	63,000
1,500	Exelon Corp.	78,060
200	FirstEnergy Corp.	9,392
2,000	FPL Group, Inc.	84,780
700	Kinder Morgan, Inc.	63,420
700	Nextel Partners, Inc.-Class A *	18,550
300	PPL Corp.	8,820
500	Progress Energy, Inc.	22,390
300	Public Service Enterprise Group, Inc.	18,816

4

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

200	Questar Corp.	14,912
300	Sempra Energy	13,185
10,900	Verizon Communications, Inc.	348,582
500	Xcel Energy, Inc.	9,255
		1,496,531
	TOTAL COMMON STOCKS (COST $18,287,904)	15,406,146

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 3.0%
	Repurchase Agreement(s) — 3.0%
457,626	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $457,660, an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30, and a market value, including accrued interest of $466,779.	457,626
	TOTAL SHORT-TERM INVESTMENT(S) (COST $457,626)	457,626
	TOTAL INVESTMENTS — 103.5% (Cost $18,745,530)	15,863,772
	Other Assets and Liabilities (net) — (3.5%)	(527,385)
	TOTAL NET ASSETS — 100.0%	$15,336,387

Notes to Schedule of Investments:
*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

5

GMO U.S. Sector Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuer(s) — 100.0%
130,694	GMO Real Estate Fund, Class III *	2,250,543
8,212,290	GMO U.S. Core Equity Fund, Class III	118,174,852
1,432,437	GMO U.S. Quality Equity Fund, Class III	28,605,767
257,369	GMO U.S. Small/Mid Cap Growth Fund, Class III	5,605,493
453,794	GMO U.S. Small/Mid Cap Value Fund, Class III	5,454,601
	TOTAL MUTUAL FUNDS (COST $148,414,203)	160,091,256

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
	Repurchase Agreement(s) — 0.0%
14,636	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $14,637 and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30 and a market value, including accrued interest of $14,929.	14,636
	TOTAL SHORT-TERM INVESTMENT(S) (COST $14,636)	14,636
	TOTAL INVESTMENTS — 100.0% (Cost $148,428,839)	160,105,892
	Other Assets and Liabilities (net) — 0.0%	(19,643)
	TOTAL NET ASSETS — 100.0%	$160,086,249

1

GMO U.S. Sector Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$148,541,483	$11,639,334	$(74,925)	$11,564,409

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Real Estate Fund, Class III	4,290,702	—	2,563,519	—	—	2,250,543
GMO Small/Mid Cap Growth Fund, Class III (formerly GMO Small Cap Growth Fund)	5,194,424	429,123	5,487,266	10,211	418,913	—
GMO Small/Mid Cap Value Fund, Class III (formerly GMO Small Cap Value Fund)	6,300,437	558,998	6,745,142	80,208	478,790	—
GMO U.S. Core Fund, Class III	109,034,777	4,845,643	115,210,919	1,007,643	—	—
GMO U.S. Core Equity Fund, Class III	—	119,415,943	789,362	347,024	—	118,174,852
GMO U.S. Quality Equity Fund, Class III	26,554,454	3,515,028	1,374,000	214,313	50,714	28,605,767

2

GMO U.S. Sector Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

GMO U.S. Small/Mid Cap Growth Fund, Class III	—	5,493,351	—	6,085	—	5,605,493
GMO U.S. Small/Mid Cap Value Fund, Class III	—	5,467,287	—	22,145	—	5,454,601
Totals	$151,374,794	$139,725,373	$132,170,208	$1,687,629	$948,417	$160,091,256

Notes to Schedule of Investments:
*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

3

GMO U.S. Quality Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.6%
	Automotive — 2.3%
110,600	Genuine Parts Co.	4,900,686
985,200	Harley-Davidson, Inc.	53,062,872
14,700	Johnson Controls, Inc.	1,020,915
		58,984,473
	Consumer Goods — 2.5%
387,900	Colgate-Palmolive Co.	21,148,308
169,300	Kimberly Clark Corp.	9,985,314
315,400	Liz Claiborne, Inc.	11,001,152
234,200	Procter & Gamble Co	13,393,898
155,000	VF Corp.	8,780,750
		64,309,422
	Financial — 1.7%
94,800	Brown & Brown, Inc.	2,766,264
56,400	Chubb Corp.	5,461,776
183,700	First American Corp.	8,643,085
32,900	Jefferson Pilot Corp.	1,827,595
209,900	Progressive Corp. (The)	25,815,601
10,300	Torchmark Corp.	557,436
		45,071,757
	Food & Beverage — 7.1%
178,200	Anheuser Busch Cos., Inc.	7,794,468
42,300	Brown-Forman Corp Class B	2,908,548
2,845,500	Coca-Cola Co. (The)	121,474,395
106,300	HJ Heinz Co.	3,690,736
451,300	Pepsico, Inc.	26,716,960
1,355,600	Sara Lee Corp.	24,482,136
		187,067,243
	Health Care — 31.0%
274,300	Bristol-Myers Squibb Co.	5,922,137
43,200	Cigna Corp.	4,860,864
707,500	Forest Laboratories, Inc. *	27,642,025
2,465,000	Johnson & Johnson	152,213,750
220,800	Lincare Holdings, Inc. *	9,478,944
4,924,400	Merck & Co., Inc.	144,777,360
6,859,100	Pfizer, Inc.	145,412,920
2,994,300	UnitedHealth Group, Inc.	179,238,798
3,422,500	Wyeth	142,239,100
		811,785,898
	Manufacturing — 0.2%
106,200	American Standard Cos., Inc.	4,044,096
	Oil & Gas — 4.9%
8,600	Chevron Corp.	492,866
2,200,000	Exxon Mobil Corp.	127,666,000
		128,158,866

1

GMO U.S. Quality Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Retail Stores — 23.6%
209,100	Abercrombie & Fitch Co.-Class A	12,822,012
17,400	Autozone, Inc. *	1,549,644
87,600	Bed Bath & Beyond, Inc. *	3,737,016
644,000	Best Buy Inc	31,066,560
4,198,900	Home Depot, Inc.	175,430,042
1,268,300	Kroger Co. *	24,681,118
2,675,300	Lowe’s Cos., Inc.	180,529,244
659,700	Supervalu, Inc.	21,585,384
3,458,500	Walgreen Co.	157,984,280
162,800	Wal-Mart Stores, Inc.	7,905,568
		617,290,868
	Services — 1.3%
402,200	Darden Restaurants, Inc.	14,390,716
530,000	McDonald’s Corp.	17,940,500
67,700	Starbucks Corp *	2,061,465
17,300	Sysco Corp.	559,136
		34,951,817
	Technology — 3.9%
693,700	Adobe Systems, Inc.	22,621,557
89,000	Affiliated Computer Services, Inc.-Class A *	4,964,420
499,900	Dell, Inc. *	15,076,984
194,600	Fiserv, Inc. *	8,856,246
977,700	Microsoft Corp	27,092,067
578,600	Pitney Bowes, Inc.	24,104,476
		102,715,750
	Utility — 15.1%
1,048,700	Alltel Corp.	70,084,621
5,649,900	AT&T Inc.	140,739,009
1,516,600	BellSouth Corp.	41,342,516
4,494,783	Verizon Communications, Inc.	143,743,160
		395,909,306
	TOTAL COMMON STOCKS (COST $2,424,964,516)	2,450,289,496

2

GMO U.S. Quality Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 7.8%
	Repurchase Agreement(s) — 7.6%
131,628,486	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $131,638,358, and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30, and a market value, including accrued interest of $134,261,057.	131,628,486
68,833,529	Morgan Stanley Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $68,838,692, and an effective yield of 2.70%, collateralized by a U.S. Treasury Note with a rate of 0.0%, maturity date of 2/15/19, and a market value, including accrued interest of $70,210,201.	68,833,529
		200,462,015
	U.S. Government — 0.2%
5,600,000	U.S. Treasury Bill, 3.81%, due 3/23/06 (a) (b)	5,533,069
	TOTAL SHORT-TERM INVESTMENT(S) (COST $205,996,682)	205,995,084
	TOTAL INVESTMENTS — 101.4% (Cost $2,630,961,198)	2,656,284,580
	Other Assets and Liabilities (net) — (1.4%)	(37,815,073)
	TOTAL NET ASSETS — 100.0%	$2,618,469,507

3

GMO U.S. Quality Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,632,077,838	$131,886,024	$(107,679,282)	$24,206,742

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
255	S&P 500	December 2005	$79,757,625	$773,949

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(b)	Rate shown represents yield-to-maturity.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO U.S. Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%
	Consumer Discretionary — 16.8%
1,500	Apollo Group, Inc.-Class A *	106,800
11,700	Applebee’s International, Inc.	268,164
11,900	Bed Bath & Beyond, Inc. *	507,654
30,600	Cendant Corp.	543,762
43,200	Dollar General Corp.	816,912
3,200	Federated Department Stores	206,176
48,100	Home Depot, Inc.	2,009,618
17,300	Jones Apparel Group, Inc.	497,548
13,400	Kimberly Clark Corp.	790,332
16,400	Liz Claiborne, Inc.	572,032
17,100	Lowe’s Cos., Inc.	1,153,908
5,700	News Corp., Inc.-Class A	84,417
3,800	Omnicom Group	321,328
8,400	Viacom, Inc.-Class B	280,560
14,200	Wal-Mart Stores, Inc.	689,552
1,300	Walt Disney Co *	32,409
		8,881,172
	Consumer Staples — 6.8%
14,800	Altria Group, Inc.	1,077,292
15,600	Dean Foods Co. *	595,764
24,500	Kroger Co. *	476,770
700	Molson Coors Brewing Co.-Class B	46,613
38,300	Sara Lee Corp.	691,698
21,700	Supervalu, Inc.	710,024
		3,598,161
	Financial Services — 33.2%
1,100	Aflac, Inc.	52,800
22,800	Allstate Corp. (The)	1,279,080
6,700	AMBAC Financial Group, Inc.	513,823
39,400	American International Group, Inc.	2,645,316
19,300	Bank of America Corp.	885,677
11,600	Capital One Financial Corp.	963,496
6,000	Chubb Corp.	581,040
4,300	Cigna Corp.	483,836
22,900	Citigroup, Inc.	1,111,795
18,700	CNA Financial Corp. *	636,735
16,700	First Data Corp.	722,609
9,400	Hartford Financial Services Group, Inc.	821,278
1,100	IndyMac Bancorp, Inc.	42,108
9,200	Lehman Brothers Holdings, Inc.	1,159,200
9,800	Marsh & McLennan Cos., Inc.	302,722
35,000	MBNA Corp.	936,950
13,800	Metlife, Inc.	709,872
9,900	Morgan Stanley	554,697
17,600	National City Corp.	596,816
4,400	New York Community Bancorp, Inc.	73,260
29,500	Old Republic International Corp.	784,700

1

GMO U.S. Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

7,700	Protective Life Corp.	340,186
8,100	Radian Group, Inc.	458,136
1,200	Torchmark Corp.	64,944
5,300	Wachovia Corp.	283,020
14,785	Washington Mutual, Inc.	608,994
		17,613,090
	Health Care — 13.8%
1,200	Cardinal Health, Inc.	76,740
2,100	Forest Laboratories, Inc. *	82,047
200	Guidant Corp	12,336
7,600	Health Net, Inc. *	387,828
36,300	Johnson & Johnson	2,241,525
1,700	Medtronic Inc	94,469
34,400	Merck & Co., Inc.	1,011,360
104,600	Pfizer, Inc.	2,217,520
2,900	Pharmaceutical Product Development, Inc.	169,041
5,400	UnitedHealth Group, Inc.	323,244
16,100	Wyeth	669,116
		7,285,226
	Integrated Oils — 3.4%
18,700	ConocoPhillips	1,131,537
11,400	Exxon Mobil Corp.	661,542
321	Marathon Oil Corp.	19,032
		1,812,111
	Materials & Processing — 0.7%
7,100	Ashland, Inc.	395,825
	Other — 1.9%
14,400	General Electric Co.	514,368
7,100	Johnson Controls, Inc.	493,095
		1,007,463
	Other Energy — 0.8%
4,200	Valero Energy Corp.	404,040
	Producer Durables — 4.6%
5,900	Centex Corp.	423,915
1,100	D.R. Horton, Inc.	38,984
4,500	KB Home	313,965
8,600	Lexmark International, Inc. *	409,532
13,000	Pulte Homes, Inc.	541,190
1,200	Ryland Group, Inc.	85,848
5,500	Standard-Pacific Corp.	207,295
8,200	United Technologies Corp.	441,488
		2,462,217
	Technology — 9.7%
62,900	Dell, Inc. *	1,897,064
65,800	Hewlett-Packard Co.	1,952,286
19,300	Ingram Micro, Inc.-Class A *	362,454

2

GMO U.S. Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

29,300	Microsoft Corp	811,903
3,700	QLogic Corp. *	122,322
		5,146,029
	Utilities — 5.5%
14,000	American Electric Power Co., Inc.	511,560
30,700	AT&T, Inc.	764,737
17,400	BellSouth Corp.	474,324
900	Iowa Telecommunications Services, Inc.	15,165
17,500	Sempra Energy	769,125
11,300	Verizon Communications, Inc.	361,374
		2,896,285
	TOTAL COMMON STOCKS (COST $51,251,318)	51,501,619

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 2.5%
	Repurchase Agreement(s) — 2.5%
1,328,174	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $1,328,273 and an effective yield of 2.70%, collateralized by a U.S. Treasury Note with a rate of 6.25%, maturity date of 5/15/30, and a market value, including accrued interest of $1,354,738.	1,328,174
	TOTAL SHORT-TERM INVESTMENT(S) (COST $1,328,174)	1,328,174
	TOTAL INVESTMENTS — 99.7% (Cost $52,579,492)	52,829,793
	Other Assets and Liabilities (net) — 0.3%	155,486
	TOTAL NET ASSETS — 100.0%	$52,985,279

3

GMO U.S. Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$50,926,015	$3,798,279	$(1,894,501)	$1,903,778

Notes to Schedule of Investments:
*	Non-income producing security.

Significant accounting policies

The GMO U.S. Value Fund (the “Fund”) commenced operations following an in-kind purchase of shares by GMO Value Fund (“Prior Owner”) effected as of the close of business on September 16, 2005 (the “Purchase Date”). For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Prior Owner’s basis and holding period in each asset contributed in kind. For accounting purposes, the Fund recorded a cost for each in-kind asset equal to the asset’s market value (determined in accordance with the Fund’s valuation procedures) as of the close of business on the Purchase Date.

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price

4

GMO U.S. Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

established each day by the board of trade or exchange on which they are traded. As of November 30, 2005, the Fund did not hold any futures contacts.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2005, the Fund did not hold any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of November 30, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers. The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially. The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary. As of November 30, 2005, the Fund had no securities on loan.

5

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%
	Consumer Discretionary — 16.3%
100	Apollo Group, Inc.-Class A *	7,120
300	Applebee’s International, Inc.	6,876
400	Bed Bath & Beyond, Inc. *	17,064
1,000	Cendant Corp.	17,770
1,300	Dollar General Corp.	24,583
100	Federated Department Stores	6,443
1,500	Home Depot, Inc.	62,670
500	Jones Apparel Group, Inc.	14,380
400	Kimberly Clark Corp.	23,592
500	Liz Claiborne, Inc.	17,440
400	Lowe’s Cos., Inc.	26,992
100	Omnicom Group	8,456
300	Viacom, Inc.-Class B	10,020
500	Wal-Mart Stores, Inc.	24,280
		267,686
	Consumer Staples — 6.6%
400	Altria Group, Inc.	29,116
500	Dean Foods Co. *	19,095
800	Kroger Co. *	15,568
1,200	Sara Lee Corp.	21,672
700	Supervalu, Inc.	22,904
		108,355
	Financial Services — 33.3%
100	Aflac, Inc.	4,800
700	Allstate Corp. (The)	39,270
200	AMBAC Financial Group, Inc.	15,338
1,200	American International Group, Inc.	80,568
600	Bank of America Corp.	27,534
400	Capital One Financial Corp.	33,224
100	Chubb Corp.	9,684
100	Cigna Corp.	11,252
700	Citigroup, Inc.	33,985
600	CNA Financial Corp. *	20,430
500	First Data Corp.	21,635
300	Hartford Financial Services Group, Inc.	26,211
300	Lehman Brothers Holdings, Inc.	37,800
300	Marsh & McLennan Cos., Inc.	9,267
1,100	MBNA Corp.	29,447
400	Metlife, Inc.	20,576
300	Morgan Stanley	16,809
600	National City Corp.	20,346
900	Old Republic International Corp.	23,940
200	Protective Life Corp.	8,836
300	Radian Group, Inc.	16,968
300	Wachovia Corp.	16,020
560	Washington Mutual, Inc.	23,066
		547,006

1

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Health Care — 13.5%
100	Cardinal Health, Inc.	6,395
100	Forest Laboratories, Inc. *	3,907
100	Health Net, Inc. *	5,103
1,000	Johnson & Johnson	61,750
100	Medtronic Inc	5,557
1,100	Merck & Co., Inc.	32,340
3,500	Pfizer, Inc.	74,200
200	UnitedHealth Group, Inc.	11,972
500	Wyeth	20,780
		222,004
	Integrated Oils — 3.6%
700	ConocoPhillips	42,357
300	Exxon Mobil Corp.	17,409
		59,766
	Materials & Processing — 0.7%
200	Ashland, Inc.	11,150
	Other — 1.9%
500	General Electric Co.	17,860
200	Johnson Controls, Inc.	13,890
		31,750
	Other Energy — 0.6%
100	Valero Energy Corp.	9,620
	Producer Durables — 4.7%
200	Centex Corp.	14,370
100	D.R. Horton, Inc.	3,544
100	KB Home	6,977
300	Lexmark International, Inc. *	14,286
400	Pulte Homes, Inc.	16,652
100	Ryland Group, Inc.	7,154
100	Standard-Pacific Corp.	3,769
200	United Technologies Corp.	10,768
		77,520
	Technology — 9.9%
2,000	Dell, Inc. *	60,320
2,100	Hewlett-Packard Co.	62,307
600	Ingram Micro, Inc.-Class A *	11,268
900	Microsoft Corp	24,939
100	QLogic Corp. *	3,306
		162,140
	Utilities — 5.4%
400	American Electric Power Co., Inc.	14,616
900	AT&T, Inc.	22,419
700	BellSouth Corp.	19,082

2

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

500	Sempra Energy	21,975
300	Verizon Communications, Inc.	9,594
		87,686
	TOTAL COMMON STOCKS (COST $1,672,198)	1,584,683

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 4.9%
	Repurchase Agreement(s) — 4.9%
80,323	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $80,329 and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30, and a market value, including accrued interest of $81,930.	80,323
	TOTAL SHORT-TERM INVESTMENT(S) (COST $80,323)	80,323
	TOTAL INVESTMENTS — 101.4% (Cost $1,752,521)	1,665,006
	Other Assets and Liabilities (net) — (1.4%)	(23,855)
	TOTAL NET ASSETS — 100.0%	$1,641,151

3

GMO Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:
*	Non-income producing security.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

4

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuer(s) — 100.0%
152,601	GMO Alpha Only Fund, Class III *	1,605,364
1,887,417	GMO Currency Hedged International Equity Fund, Class III	17,213,239
1,690,515	GMO Emerging Markets Quality Fund, Class VI	15,502,022
1,447,021	GMO International Growth Equity Fund, Class III *	40,516,586
1,355,218	GMO International Intrinsic Value Fund, Class IV	41,307,035
33,268	GMO International Small Companies Fund, Class III	594,506
102,302	GMO Real Estate Fund, Class III *	1,761,633
2,690,282	GMO U.S. Core Equity Fund, Class VI *	38,659,347
627,561	GMO U.S. Quality Equity Fund, Class IV	12,538,671
	TOTAL MUTUAL FUNDS (COST $164,643,186)	169,698,403

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 0.0%
	Repurchase Agreement(s) — 0.0%
12,836	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/2005, with a maturiy value of $12,837 and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 05/15/2030 and a market value, including accrued interest of $13,094.	12,836
	TOTAL SHORT-TERM INVESTMENT(S) (COST $12,836)	12,836
	TOTAL INVESTMENTS — 100.0%
	(Cost $164,656,022)	169,711,239
	Other Assets and Liabilities (net) — 0.0%	(10,761)
	TOTAL NET ASSETS — 100.0%	$169,700,478

1

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$164,656,022	$5,055,217	$—	$5,055,217

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of these issuers for the period June 16, 2005 (commencement of operations) to November 30, 2005 is set forth below:

	Value,				Realized
	beginning of		Sales	Dividend	Gains	Value, end
Affiliate	period	Purchases	Proceeds	Income	Distributions	of period
GMO Alpha Only Fund, Class III	$—	$1,597,926	$—	$—	$—	$1,605,364
GMO Currency Hedged International Equity Fund, Class III	—	16,936,293	—	—	932,725	17,213,239
GMO Emerging Markets Quality Fund, Class VI	—	14,360,707	—	3,122	6,003	15,502,022
GMO International Growth Equity Fund, Class III	—	44,820,672	3,250,000	—	—	40,516,586
GMO International Growth Fund, Class III	—	41,081,013	43,426,672	23,023	173,043	—
GMO International Intrinsic Value Fund, Class IV	—	42,609,521	3,500,000	19,772	141,584	41,307,035
GMO International Small Companies Fund, Class III	—	571,128	—	—	35,607	594,506
GMO Real Estate Fund, Class III	—	1,686,704	—	—	—	1,761,633
GMO U.S. Core Equity Fund, Class VI	—	38,829,187	—	134,026	—	38,659,347
GMO U.S. Core Fund, Class VI	—	38,080,888	38,696,160	58,950	—	—
GMO U.S. Quality Equity Fund, Class IV	—	12,503,338	—	56,235	9,776	12,538,671
Totals	$—	$253,077,377	$88,872,832	$295,128	$1,298,738	$169,698,403

2

GMO World Opportunities Equity Allocation Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:
*	Non-income producing security.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 57.4% of the Net Assets of the Fund, through investments in the underlying funds, was valued using fair value prices based on tools by a third party vendor.

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

3

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 93.5%
	Asset-Backed Securities — 88.3%
	Auto Financing — 9.5%
7,000,000	ARG Funding Corp, Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 4.30%, due 05/20/11	6,993,441
7,000,000	Daimler Chrysler Master Owner Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 4.14%, due 01/15/09	7,000,700
5,750,000	Daimler Chrysler Master Owner Trust, Series 04-B, Class A, Variable Rate, 1 mo. LIBOR + .01%, 4.13%, due 08/17/09	5,797,150
10,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 4.27%, due 05/17/10	9,999,996
4,000,000	GE Dealer Floorplan Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 4.20%, due 04/20/10	4,000,000
3,006,157	Honda Auto Receivables Owner Trust, Series 05-3, Class A1, 3.42%, due 06/19/06	3,001,949
2,237,488	Household Automotive Trust, Series 05-2, Class A1, 3.70%, due 08/17/06	2,235,915
7,000,000	Nissan Master Owner Trust Receivables, Series 03-A, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 4.18%, due 09/15/08	7,001,400
8,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 4.15%, due 07/15/10	8,000,000
10,000,000	Superior Wholesale Inventory Financing Trust, Series 04-A10, Class A, Variable Rate, 1 mo. LIBOR + .10%, 4.22%, due 09/15/11	9,954,300
8,000,000	Superior Wholesale Inventory Financing Trust, Series 05, 4.30%, due 06/15/10	7,992,480
4,012	Triad Auto Receivables Owner Trust, Series 05-A, Class A1, 3.30%, due 06/12/06	4,009
8,000,000	Truck Retail Installment Paper Corp, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR +.27%, 4.39%, due 06/15/10	8,000,000
404,343	Wachovia Auto Owner Trust, Series 05-4, Class A1, 3.34%, due 05/22/06	403,964
1,175,621	Wells Fargo Financial Auto Owner Trust, Series 05-A, Class A1, 3.39%, due 12/15/05	1,175,268
5,000,000	Wheels SPV, LLC, Series 05-B, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 4.18%, due 06/10/10	4,998,450
4,332,659	World Omni Auto Receivables Trust, Series 05-B, Class A1, 3.83%, due 08/21/06	4,330,716
		90,889,738
	Business Loans — 5.2%
4,588,774	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 4.56%, due 01/25/35	4,592,904
3,248,595	Capitalsource Commercial Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 4.25%, due 03/22/10	3,248,595
8,107,652	GE Business Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .07%, 4.19%, due 06/15/14	8,102,430
5,372,134	Lehman Brothers Small Balance Commercial, Series 05-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .25%, 4.44%, due 02/25/30	5,370,458
3,497,836	Lehman Brothers Small Balance Commercial, Series 05-2, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 4.44%, due 09/25/30	3,497,836

1

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

5,855,529	Marlin Leasing Receivables LLC, Series 05-1A, Class A1, 144A, 4.05%, due 08/15/06	5,847,214
5,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.30%, due 02/25/13	5,000,000
14,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR +.12%, 4.24%, due 05/13/10	14,000,000
		49,659,437
	CMBS — 0.7%
7,000,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate. 1 mo. LIBOR + .12%, 4.24%, due 09/15/20	6,995,800
	CMBS Collateralized Debt Obligations — 0.7%
7,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 4.51%, due 08/26/30	7,000,000
	Credit Cards — 19.2%
10,000,000	Advanta Business Card Master Trust, Series 03-B, Class A, Variable Rate, 1 mo. LIBOR + .35%, 4.51%, due 12/22/08	10,018,300
6,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 4.23%, due 04/20/11	6,496,750
2,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 4.39%, due 04/20/12	2,000,000
7,000,000	American Express Credit Account Master Trust, Series 01-7, Class A, Variable Rate, 1 mo. LIBOR + .12%, 4.24%, due 02/16/09	7,007,281
5,000,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 4.12%, due 01/18/11	4,998,000
10,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 4.16%, due 02/15/13	10,000,000
5,760,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 4.23%, due 06/15/11	5,775,552
3,000,000	Bank One Issuance Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .11%, 4.22%, due 12/15/10	3,008,700
5,530,000	Capital One Mulit-Asset Execution Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .25%, 4.37%, due 05/16/11	5,561,106
5,000,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 4.49%, due 06/16/14	5,022,250
7,875,000	Chase Credit Card Master Trust, Series 03-3, Class A, Variable Rate, 1 mo. LIBOR +.11%, 4.23%, due 10/15/10	7,892,246
4,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 4.46%, due 02/07/10	4,013,229
10,000,000	Citibank Credit Card Issuance Trust, Series 01-A2, Class A2, Variable Rate, 3 mo. LIBOR + .12%, 4.41%, due 02/07/08	9,997,000
7,400,000	Citibank Credit Card Issuance Trust, Series 03-A4, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 3.96%, due 03/20/07	7,406,440
9,750,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 4.25%, due 08/15/10	9,766,477
10,000,000	Discover Card Master Trust I, Series 04-2, Class A2, Variable Rate, 1 mo. LIBOR + .07%, 4.19%, due 05/15/12	10,010,900
4,000,000	Discover Card Master Trust I, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .01%, 4.13%, due 09/16/10	3,996,250

2

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

7,500,000	First USA Credit Card Master Trust, Series 97-8, Class A, Variable Rate, 1 mo. LIBOR + .15%, 4.29%, due 05/17/10	7,518,150
7,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 4.16%, due 03/15/13	7,000,000
7,000,000	Gracechurch Card Funding PLC, Series 3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.23%, due 03/15/10	7,016,406
5,000,000	Gracechurch Card Funding PLC, Series 4, Class A, Variable Rate, 1 mo. LIBOR + .05%, 4.17%, due 06/15/08	5,000,000
5,500,000	Household Private Label Credit Card Master Note Trust I, Series 02-2, Class A, Variable Rate, 1 mo. LIBOR + .17%, 4.29%, due 01/18/11	5,512,100
7,500,000	MBNA Master Credit Card Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 4.52%, due 01/15/14	7,531,486
5,000,000	MBNA Master Credit Card Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 4.12%, due 12/15/10	5,000,000
7,000,000	Pillar Funding PLC, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 3.55%, due 09/15/11	7,004,315
4,400,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 4.30%, due 03/15/13	4,410,360
7,000,000	World Financial Network Credit Card Master Trust, Series 04-A, Class B, Variable Rate, 1 mo. LIBOR + .10%, 4.22%, due 03/15/13	6,997,900
6,640,000	World Financial Network Credit Card Master Trust, Series 2003-A, Class A2, Variable Rate, 1 mo. LIBOR + .37%, 3.94%, due 05/15/12, 4.49%, due 05/15/12	6,687,725
		182,648,923
	Emerging Markets Collateralized Debt Obligations — 0.4%
4,000,000	Santiago CDO Ltd, Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 4.75%, due 04/18/17	4,006,800
	Equipment Leases — 2.7%
540,546	Caterpillar Financial Asset Trust, Series 05-A, Class A1, 3.21%, due 04/25/06	539,785
7,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 4.16%, due 06/15/12	7,000,000
9,000,000	CNH Wholesale Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 4.23%, due 06/15/11	9,000,000
2,750,830	GE Commercial Equipment Financing LLC, Series 05-1, Class A1, 3.42%, due 06/20/06	2,745,672
6,000,000	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 4.17%, due 03/20/09	6,000,936
		25,286,393
	Insurance Premiums — 1.1%
7,000,000	AICCO Premium Finance Master Trust, Series 04-1A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 4.30%, due 11/17/08	7,008,750
3,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 month LIBOR + .08%, 4.17%, due 10/15/08	2,999,700
		10,008,450

3

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Insured Auto Financing — 2.4%
5,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 4.28%, due 04/20/10	4,965,500
666,249	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A1, MBIA, 3.30%, due 06/06/06	665,978
3,471,503	AmeriCredit Automobile Receivables Trust, Series 05-CF, Class A1, FSA, 3.84%, due 09/06/06	3,469,768
7,000,000	Capital One Auto Finance Trust, Series 05-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .05%, 4.17%, due 12/15/11	6,995,100
7,000,000	Rental Car Finance Corp, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 4.39%, due 06/25/09	7,012,607
		23,108,953
	Insured Credit Cards — 0.7%
7,000,000	Cabela’s Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 4.24%, due 03/15/11	7,015,330
	Insured Residential Mortgage-Backed Securities (United States) — 0.7%
2,185,110	Quest Trust, Series 05-X1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .18%, 4.37%, due 03/25/35	2,185,328
4,000,000	SBI Heloc Trust, Series 05-HE1, Class A, Variable Rate, 1 mo. LIBOR + .19%, 4.53%, due 08/25/11	4,000,000
		6,185,328
	Insured Time Share — 0.6%
5,839,751	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 4.34%, due 05/20/17	5,839,751
	Investment Grade Corporate Collateralized Debt Obligations — 3.7%
2,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 4.89%, due 08/05/09	2,005,000
5,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 4.54%, due 12/20/09	5,010,000
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 4.64%, due 12/20/09	2,988,000
6,000,000	Morgan Stanley ACES SPC, Series 04-16, Class I, 144A, Variable Rate, 3 mo. LIBOR + .40%, 4.69%, due 08/05/09	6,006,000
3,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 4.41%, due 03/20/10	2,997,000
6,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 4.29%, due 12/20/10	6,000,000
3,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 4.34%, due 03/20/10	2,997,000
7,000,000	Salisbury International Investments Ltd, Series E, Note, (MTN), Variable Rate, 3 mo. LIBOR + .42%, 4.34%, due 06/22/10	6,968,500
		34,971,500

4

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Other — 0.2%
2,000,000	Ensec Home Finance Pool Limited, Series 05-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 4.32%, due 05/15/14	2,001,662
	Rate Reduction Bonds — 1.0%
5,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	4,872,730
5,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	4,862,500
		9,735,230
	Residential Asset-Backed Securities (United States) — 22.6%
1,534,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 4.35%, due 10/25/08	1,534,002
4,223,598	ACE Securities Corp., Series 05-SDI, Class A1, Variable Rate, 1 mo. LIBOR + .40%, 4.59%, due 11/25/50	4,224,021
7,000,000	ACE Securities Corp., Series Ace 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 4.16%, due 08/25/35	7,000,000
7,000,000	Aegis Asset Backed Securities Trust, Series 04-6, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 4.46%, due 03/25/35	7,008,750
6,320,686	Aegis Asset Backed Securities Trust, Series 05-3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 4.29%, due 04/25/07	6,319,700
3,000,000	Aegis Asset Backed Securities Trust, Series 05-5 , Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 4.37%, due 07/25/35	3,003,270
6,500,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 4.57%, due 02/28/40	6,498,984
1,800,400	Bear Stearns Asset Backed Securities Inc., Series 04-HE4, Class A1, Variable Rate, 1 mo. LIBOR + .18%, 4.37%, due 06/25/31	1,800,581
1,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 4.34%, due 05/25/35	1,000,000
6,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR + .23%, 4.42%, due 05/25/35	6,000,000
805,576	Centex Home Equity, Series 04-C, Class AV3, Variable Rate, 1 mo. LIBOR + .13%, 4.32%, due 11/25/28	805,576
1,600,000	Centex Home Equity, Series 05-A, Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 4.39%, due 07/25/34	1,601,438
1,200,000	Centex Home Equity, Series 05-A, Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 4.53%, due 01/25/35	1,201,734
8,000,000	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 4.42%, due 06/25/35	7,993,750
1,595,138	Citifinancial Mortgage Securities Inc, Series 04-1, Class AF1, Variable Rate, 1 mo. LIBOR + .09%, 4.28%, due 04/25/34	1,594,819
3,780,929	Citigroup Mortgage Loan Trust, Inc., Series 05-HE1, Class A3A, Variable Rate, 1 mo. LIBOR + .09%, 4.28%, due 05/25/35	3,780,173
6,758,343	Countrywide Asset-Backed Certificates, Series 04-14, Class A2, Variable Rate, 1 mo. LIBOR + .27%, 4.46%, due 06/25/35	6,761,511
1,691,047	Countrywide Asset-Backed Certificates, Series 05-4, Class AF1, Variable Rate, 1 mo. LIBOR + .13%, 4.32%, due 10/25/35	1,690,518
1,052,130	Finance America Mortgage Loan Trust, Series 04-1, Class 2A1, Variable Rate, 1 mo. LIBOR + .17%, 4.36%, due 06/25/34	1,052,130

5

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

9,000,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FFH2, Class A2, 144A Variable Rate, 1 mo. LIBOR + .25%, 4.44%, due 04/25/35	8,995,779
6,000,000	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 4.39%, due 04/25/35	5,996,662
9,000,000	Fremont Home Loan Trust, Series 05-C, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 4.35%, due 07/25/35	9,000,000
7,000,000	Greenpoint Mortgage Funding Trust, Series 05-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .10%, 4.29%, due 09/25/34	6,995,625
10,500,000	GSAMP Trust, Series 05-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + 0.22%, 4.41%, due 06/25/35	10,486,875
4,072,323	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 4.47%, due 01/20/35	4,073,914
2,861,935	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 4.45%, due 01/20/35	2,861,935
1,606,273	Indy Mac Home Equity Loan Asset-Backed Trust, Series 04-C, Class AII-1, Variable Rate, 1 mo. LIBOR + .16%, 4.35%, due 03/25/35	1,606,273
2,100,000	Master Asset Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 4.51%, due 09/29/20	2,100,000
3,326,563	Master Asset Backed Securities Trust, Series 05-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 4.29%, due 05/25/35	3,326,563
1,172,869	Master Asset Backed Securities Trust, Series 05-NC1, Class A3, Variable Rate, 1 mo. LIBOR + .13%, 4.32%, due 12/25/34	1,172,869
6,286,171	New Century Home Equity Loan Trust, Series 05-3, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 4.28%, due 07/25/35	6,284,207
4,500,000	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 4.41%, due 05/25/35	4,500,000
8,000,000	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 4.44%, due 08/25/35	8,000,000
3,154,905	Ownit Mortgage Loan Asset Backed Certificates, Series 05-2, Class A2A, Variable Rate, 1 mo. LIBOR + .11%, 4.30%, due 03/25/36	3,154,412
9,000,000	Park Place Securities, Inc., Series 05-WCW2, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 4.34%, due 07/25/35	8,999,100
8,000,000	Park Place Securities, Inc., Series 05-WCWI, Class A3B, Variable Rate, 1 mo. LIBOR + .16%, 4.35%, due 09/25/35	7,997,500
8,000,000	People’s Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 4.46%, due 08/25/35	8,000,000
7,000,000	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2 Variable Rate, 1 mo. LIBOR + .26%, 4.45%, due 08/25/35	7,001,120
4,000,000	Residential Asset Mortgage Products Inc, Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 4.42%, due 04/25/35	3,996,250
1,624,192	Residential Asset Mortgage Products, Inc., Series 04-RZ3, Class AII1, Variable Rate, 1 mo. LIBOR + .17%, 4.36%, due 06/25/24	1,624,445
7,000,000	Residential Asset Securities Corp., Series 04-KS12, Class AI2, Variable Rate, 1 mo. LIBOR + .23%, 4.42%, due 01/25/35	7,008,750
2,285,718	Security National Mortgage Loan Trust, Series 05-2A, Class A1, Variable Rate, 1 mo. LIBOR + .29%, 4.48%, due 02/25/36	2,285,718
3,500,000	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 4.35%, due 09/25/35	3,503,290

6

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,575,875	Specialty Underwriting & Residential Finance, Series 05-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 4.29%, due 12/25/35	1,574,398
7,000,000	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 4.48%, due 09/25/08	7,000,000
7,000,000	Structured Asset Securities Corp., Series 05-WF1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 4.39%, due 02/25/35	6,949,691
		215,366,333
	Residential Mortgage-Backed Securities (Australian) — 3.3%
4,852,400	Australian Mortgage Securities II, G3 A1A, Variable Rate, 3 mo. LIBOR + .21%, 4.32%, due 01/10/35	4,863,561
5,635,326	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 4.50%, due 11/19/37	5,640,954
6,795,597	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 3.91%, due 12/08/36	6,788,802
5,461,871	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 4.39%, due 05/10/36	5,460,779
4,850,908	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 4.00%, due 03/20/34	4,850,423
3,923,823	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 4.03%, due 03/23/36	3,921,076
		31,525,595
	Residential Mortgage-Backed Securities (European) — 5.7%
4,571,420	Granite Master Issuer PLC, Series 05-1, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 4.20%, due 12/20/19	4,571,420
5,000,000	Granite Master Issuer PLC, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 4.45%, due 12/20/54	5,000,000
6,602,190	Leek Finance PLC, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 4.06%, due 03/21/37	6,599,549
10,000,000	Leek Finance PLC, Series 16A, Class A2B, Variable Rate, 3 mo. LIBOR + .16%, 4.46%, due 09/21/37	10,001,200
7,000,000	Paragon Mortgages PLC, Series 6A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 4.22%, due 03/15/30	7,009,868
3,550,000	Permanent Financing PLC, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 3.92%, due 12/10/11	3,549,290
5,000,000	Permanent Financing PLC, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 3.87%, due 09/10/14	5,000,000
6,000,000	Permanent Financing PLC, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 3.90%, due 06/10/14	6,000,000
6,592,460	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 4.38%, due 08/10/30	6,592,460
		54,323,787
	Student Loans — 7.3%
5,000,000	College Loan Corporation Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 4.31%, due 04/25/16	5,005,469
2,000,000	College Loan Corporation Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 4.23%, due 01/25/14	1,999,380
4,067,442	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 4.02%, due 09/29/14	4,064,264

7

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

4,500,000	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 4.24%, due 12/27/18	4,496,850
4,619,161	Montana Higher Education Student Assistance Corp, Series 05-1, Class A, Variable Rate, 3 mo. LIBOR +.04%, 3.93%, due 06/20/15	4,618,699
8,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .15%, 4.37%, due 02/25/26	8,006,400
7,000,000	Nelnet Educational Loan Funding Corp, Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 4.49%, due 11/25/15	7,004,200
9,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 3.84%, due 06/22/17	8,977,500
5,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 4.23%, due 07/25/16	4,992,351
6,465,697	SLM Student Loan Trust, Series 05-4, Class A1, Variable Rate, 3 mo. LIBOR+.01%, 4.21%, due 10/26/15	6,462,464
9,000,000	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 4.20%, due 07/25/16	9,000,000
5,000,000	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 4.20%, due 01/25/18	4,957,500
		69,585,077
	Utilities — 0.6%
6,000,000	PSE&G Transition Funding LLC, Series 2001-1, Class A4, Variable Rate, 3 mo. LIBOR +.30%, 4.17%, due 06/15/11	6,031,443
	Total Asset-Backed Securities	842,185,530
	U.S. Government — 5.2%
24,601,000	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	25,331,342
25,000,000	U.S. Treasury Note, 2.50%, due 10/31/06 (b)	24,570,313
		49,901,655
	TOTAL DEBT OBLIGATIONS (COST $893,870,171)	892,087,185

Shares	Description	Value ($)
	MUTUAL FUND — 1.6%
15,322,298	Merrimac Cash Series, Premium Class	15,322,298
	TOTAL MUTUAL FUND (COST $15,322,298)	15,322,298

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 5.8%
	U.S. Government Agencies — 5.8%
20,000,000	Federal Farm Credit, 3.92%, due 12/07/05	19,986,933
10,000,000	Federal Home Loan Bank, 3.90%, due 12/07/05	9,993,500
25,000,000	Federal Home Loan Mortgage Corp., 3.94%, due 12/12/05	24,969,903
		54,950,336
	TOTAL SHORT-TERM INVESTMENT(S) (COST $54,950,336)	54,950,336
	TOTAL INVESTMENTS — 100.9% (Cost $964,142,805)	962,359,819
	Other Assets and Liabilities (net) — (0.9%)	(8,536,640)
	TOTAL NET ASSETS — 100.0%	$953,823,179

8

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
103	U.S. Treasury Note 10 Yr.	March 2006	$11,178,719	$33,458

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
12/1/2005	CAD	391,000	334,603	(158)
12/1/2005	JPY	11,790,000	98,406	(388)
12/2/2005	NOK	12,472,000	1,543,794	(248)
				$(794)
12/2/2005	AUD	15,000	$11,102	$(16)
12/2/2005	CHF	1,492,000	1,134,903	(388)
12/2/2005	EUR	2,117,000	2,495,836	(1,587)
12/2/2005	GBP	118,000	204,187	—
				(1,991)
				(2,785)

Written Options

A summary of open written option contracts for the Fund at November 30, 2005, is as follows:

Notional Amount		Expiration Date	Description	Premiums	Market Value
Call	$66,000,000	12/2/2005	Interest Rate Swaption, Strike 5.14	$511,500	$(488,092)
Put	66,000,000	12/2/2005	Interest Rate Swaption, Strike 5.14	511,500	(9,020)
Call	65,000,000	12/9/2005	Interest Rate Swaption, Strike 5.172	529,750	(683,629)
Put	65,000,000	12/9/2005	Interest Rate Swaption, Strike 5.172	529,750	(62,194)
Call	65,000,000	12/16/2005	Interest Rate Swaption, Strike 5.045	533,000	(332,302)
Put	65,000,000	12/16/2005	Interest Rate Swaption, Strike 5.045	533,000	(364,385)
Call	65,000,000	12/22/2005	Interest Rate Swaption, Strike 5.0125	484,250	(311,731)
Put	65,000,000	12/22/2005	Interest Rate Swaption, Strike 5.0125	484,250	(517,848)
Call	66,000,000	12/30/2005	Interest Rate Swaption, Strike 5.04	481,800	(481,800)
Put	66,000,000	12/30/2005	Interest Rate Swaption, Strike 5.04	481,800	(481,800)
					$(3,732,801)

9

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

	Puts		Calls
	Principal Amount		Principal Amount
	of Contracts		of Contracts
	(000’s omitted)	Premiums	(000’s omitted)	Premiums
Outstanding, beginning of period	—	$—	—	$—
Options written	1,448,000	11,354,975	1,448,000	11,354,975
Options closed	—	—	—	—
Options exercised	(594,000)	(4,625,425)	(275,000)	(2,240,250)
Options expired	(275,000)	(2,240,250)	(846,000)	(6,574,425)
Options sold	(252,000)	(1,949,000)	—	—
Outstanding, end of period	327,000	$2,540,300	327,000	$2,540,300

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
13,000,000	USD	9/20/2010	Morgan Stanley Capital Services Inc.	Receive	0.40%	Credit Swap Eagle Creek CDO	$(121,739)
5,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(155,288)
							$ (277,027)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
1,842,000,000	SEK	10/10/2007	JP Morgan Chase Bank	(Pay)	2.39%	3 month SEK STIBOR	$937,305
784,000,000	SEK	10/28/2007	JP Morgan Chase Bank	(Pay)	2.47%	3 month SEK STIBOR	326,224
1,361,000,000	SEK	11/2/2007	JP Morgan Chase Bank	(Pay)	2.49%	3 month SEK STIBOR	528,834
2,207,000,000	SEK	11/9/2007	Deutsche Bank AG	(Pay)	2.63%	3 month SEK STIBOR	180,167
1,126,000,000	SEK	11/23/2007	Citigroup	(Pay)	2.66%	3 month SEK STIBOR	53,718
309,000,000	USD	1/7/2008	JP Morgan Chase Bank	(Pay)	4.68%	3 month LIBOR	1,120,762
2,394,000,000	SEK	1/9/2008	Deutsche Bank AG	Receive	2.52%	3 month SEK STIBOR	(1,440,636)
1,822,000,000	AUD	1/18/2008	Deutsche Bank AG	Receive	5.70%	3 month AUD BBSW	368,408
120,000,000	AUD	1/18/2008	JP Morgan Chase Bank	Receive	5.70%	3 month AUD BBSW	24,264
72,000,000	CAD	1/18/2008	Merrill Lynch Capital Services, Inc.	(Pay)	4.00%	3 month Floating Canadian Dollar Offering Rate	31,747

10

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

125,000,000	USD	1/18/2008	Deutsche Bank AG	Receive	4.80%	3 month LIBOR	(177,920)
513,000,000	USD	1/18/2008	JP Morgan Chase Bank	Receive	4.80%	3 month LIBOR	(730,183)
433,000,000	SEK	1/18/2008	JP Morgan Chase Bank	(Pay)	2.80%	3 month SEK STIBOR	(5,191)
259,000,000	CHF	1/18/2008	Citigroup	(Pay)	1.90%	6 month CHF LIBOR	(204,182)
334,000,000	CHF	1/18/2008	Deutsche Bank AG	(Pay)	1.90%	6 month CHF LIBOR	(263,308)
164,000,000	CHF	1/18/2008	JP Morgan Chase Bank	(Pay)	1.90%	6 month CHF LIBOR	(129,289)
157,000,000	EUR	1/18/2008	Deutsche Bank AG	(Pay)	3.00%	6 month EUR LIBOR	(10,863)
226,000,000	EUR	1/18/2008	JP Morgan Chase Bank	(Pay)	3.00%	6 month EUR LIBOR	(15,637)
256,000,000	GBP	1/18/2008	Deutsche Bank AG	Receive	4.60%	6 month GBP LIBOR	(744,267)
231,000,000	GBP	1/18/2008	JP Morgan Chase Bank	Receive	4.60%	6 month GBP LIBOR	(671,585)
84,000,000	GBP	1/18/2008	Merrill Lynch Capital Services, Inc.	Receive	4.60%	6 month GBP LIBOR	(244,361)
56,000,000,000	JPY	1/18/2008	JP Morgan Chase Bank	(Pay)	0.40%	6 month JPY LIBOR	(386,312)
93,500,000,000	JPY	1/18/2008	Merrill Lynch Capital Services, Inc.	(Pay)	0.40%	6 month JPY LIBOR	(645,004)
51,000,000	USD	1/21/2008	Deutsche Bank AG	(Pay)	3.81%	3 month LIBOR	1,069,802
315,500,000	USD	2/2/2008	JP Morgan Chase Bank	(Pay)	4.90%	3 month LIBOR	(74,296)
2,514,500,000	SEK	2/2/2008	JP Morgan Chase Bank	Receive	2.67%	3 month SEK STIBOR	(932,053)
2,590,000,000	SEK	3/2/2008	JP Morgan Chase Bank	Receive	2.87%	3 month SEK STIBOR	(117,307)
320,600,000	USD	3/3/2008	Citigroup	(Pay)	4.87%	3 month LIBOR	156,735
51,000,000	USD	6/16/2008	JP Morgan Chase Bank	(Pay)	4.15%	3 month LIBOR	913,403
225,000,000	USD	1/21/2010	Deutsche Bank AG	Receive	4.10%	3 month LIBOR	(6,709,858)
91,400,000	EUR	4/15/2010	Citigroup	Receive	3.05%	6 month EUR LIBOR	(497,328)
225,000,000	USD	6/16/2010	JP Morgan Chase Bank	Receive	4.28%	3 month LIBOR	(5,954,665)
92,000,000	EUR	7/15/2010	Citigroup	Receive	2.78%	6 month EUR LIBOR	(1,858,480)
5,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	163,160
150,000,000	USD	1/21/2013	Deutsche Bank AG	(Pay)	4.41%	3 month LIBOR	5,044,611
150,000,000	USD	6/16/2013	JP Morgan Chase Bank	(Pay)	4.43%	3 month LIBOR	5,352,710
15,000,000	USD	2/8/2015	JP Morgan Chase Bank	(Pay)	4.47%	3 month LIBOR	617,884

11

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

21,000,000	EUR	2/22/2015	Deutsche Bank AG	Receive	3.69%	6 month EUR LIBOR	340,578
21,000,000	EUR	3/21/2015	UBS AG	Receive	3.78%	6 month EUR LIBOR	502,903
100,000,000	EUR	4/15/2015	Citigroup	(Pay)	3.62%	6 month EUR LIBOR	(2,742,243)
21,000,000	EUR	5/23/2015	JP Morgan Chase Bank	Receive	3.44%	6 month EUR LIBOR	(176,294)
100,000,000	EUR	7/15/2015	Citigroup	(Pay)	3.35%	6 month EUR LIBOR	1,790,828
46,900,000	EUR	9/22/2015	Deutsche Bank AG	(Pay)	3.19%	6 month EUR LIBOR	1,563,833
6,417,000,000	JPY	9/22/2015	JP Morgan Chase Bank	Receive	1.42%	6 month JPY LIBOR	(576,280)
424,000,000	SEK	10/10/2015	JP Morgan Chase Bank	Receive	3.41%	3 month SEK STIBOR	(959,722)
76,400,000	CHF	10/19/2015	Deutsche Bank AG	(Pay)	2.23%	6 month CHF LIBOR	1,250,806
6,816,000,000	JPY	10/19/2015	JP Morgan Chase Bank	Receive	1.63%	6 month JPY LIBOR	505,291
180,000,000	SEK	10/28/2015	JP Morgan Chase Bank	Receive	3.54%	3 month SEK STIBOR	(165,515)
314,000,000	SEK	11/2/2015	JP Morgan Chase Bank	Receive	3.54%	3 month SEK STIBOR	(284,354)
521,000,000	SEK	11/9/2015	Deutsche Bank AG	Receive	3.71%	3 month SEK STIBOR	420,328
262,000,000	SEK	11/23/2015	Citigroup	Receive	3.65%	3 month SEK STIBOR	39,160
17,000,000	CAD	1/18/2016	Merrill Lynch Capital Services, Inc.	Receive	4.50%	3 month Floating Canadian Dollar Offering Rate	144,623
30,000,000	USD	1/18/2016	Deutsche Bank AG	(Pay)	5.00%	3 month LIBOR	134,748
124,000,000	USD	1/18/2016	JP Morgan Chase Bank	(Pay)	5.00%	3 month LIBOR	556,958
100,000,000	SEK	1/18/2016	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(68,850)
453,000,000	AUD	1/18/2016	Deutsche Bank AG	(Pay)	5.90%	6 month AUD BBSW	(263,216)
32,000,000	AUD	1/18/2016	JP Morgan Chase Bank	(Pay)	5.90%	6 month AUD BBSW	(18,594)
57,000,000	CHF	1/18/2016	Citigroup	Receive	2.50%	6 month CHF LIBOR	100,035
74,000,000	CHF	1/18/2016	Deutsche Bank AG	Receive	2.50%	6 month CHF LIBOR	19,422
36,000,000	CHF	1/18/2016	JP Morgan Chase Bank	Receive	2.50%	6 month CHF LIBOR	(19,562)
36,000,000	EUR	1/18/2016	Deutsche Bank AG	Receive	3.50%	6 month EUR LIBOR	(275,492)
51,000,000	EUR	1/18/2016	JP Morgan Chase Bank	Receive	3.50%	6 month EUR LIBOR	(390,281)

12

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

61,000,000	GBP	1/18/2016	Deutsche Bank AG	(Pay)	4.60%	6 month GBP LIBOR	36,347
55,000,000	GBP	1/18/2016	JP Morgan Chase Bank	(Pay)	4.60%	6 month GBP LIBOR	32,772
20,000,000	GBP	1/18/2016	Merrill Lynch Capital Services, Inc.	(Pay)	4.60%	6 month GBP LIBOR	11,924
11,800,000,000	JPY	1/18/2016	JP Morgan Chase Bank	Receive	1.60%	6 month JPY LIBOR	147,653
19,800,000,000	JPY	1/18/2016	Merrill Lynch Capital Services, Inc.	Receive	1.60%	6 month JPY LIBOR	247,757
35,400,000	GBP	2/15/2016	Deutsche Bank AG	(Pay)	4.74%	6 month GBP LIBOR	(649,344)
80,500,000	CHF	2/17/2016	Deutsche Bank AG	Receive	2.62%	6 month CHF LIBOR	525,657
60,000,000	EUR	2/22/2025	Deutsche Bank AG	(Pay)	4.70%	6 month EUR LIBOR	70,229
60,000,000	EUR	3/21/2025	UBS AG	(Pay)	4.84%	6 month EUR LIBOR	(1,924,166)
60,000,000	EUR	5/23/2025	JP Morgan Chase Bank	(Pay)	4.52%	6 month EUR LIBOR	(608,583)
24,400,000	EUR	4/16/2035	Citigroup	Receive	4.19%	6 month EUR LIBOR	1,364,626
23,800,000	EUR	7/16/2035	Citigroup	Receive	3.91%	6 month EUR LIBOR	(222,722)
							$ (4,461,731)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
10,000,000	USD	11/30/2005	Citigroup	1 month LIBOR - 0.20%	Return on Lehman Brothers CMBS AAA 8.5 + Index	$3,255
20,000,000	USD	12/31/2005	JP Morgan Chase Bank	1 month LIBOR - 0.10%	Return on Lehman Brothers CMBS AAA 8.5 + Index	4,899
10,000,000	USD	3/1/2006	Citigroup	1 month LIBOR - 0.025%	Return on Lehman Brothers CMBS AAA	0
						$ 8,154

13

GMO World Opportunity Overlay Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC – Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
BBSW – Bank Bill Swap Rate
LIBOR – London Interbond Offered Rate
MBIA – Insured as to the payment of principal and interest by MBIA Insurance Corp.
MTN – Medium Term Note
STIBOR – Stockholm Interbond Offered Rate
Variable rates – The rates shown on variable rate notes are the current interest rates at November 30, 2005, which are subject to change based on the terms of the security.
(a)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
JPY – Japanese Yen
NOK – Norwegian Krone

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

14

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%
	Automotive — 0.6%
4,800	Oshkosh Truck Corp.	215,664
	Construction — 7.7%
1,200	American Woodmark Corp.	30,744
2,300	Apartment Investment & Management Co.	89,079
600	AvalonBay Communities, Inc. REIT	54,870
2,000	Beazer Homes USA, Inc.	139,940
2,700	CBL & Associates Properties, Inc. REIT	108,675
2,000	Florida Rock Industries, Inc.	99,740
3,800	Hovnanian Enterprises, Inc. *	189,392
3,100	Jacobs Engineering Group, Inc. *	201,407
1,900	KB Home	132,563
1,700	Kilroy Realty Corp. REIT	104,720
2,100	Lennox International, Inc.	61,320
4,400	Martin Marietta Materials, Inc.	330,484
2,567	MDC Holdings, Inc.	174,890
2,000	Meritage Homes Corp. *	132,940
100	NVR, Inc. *	68,725
3,400	Ryland Group, Inc.	243,236
1,300	Simpson Manufacturing Co., Inc.	53,274
1,100	St. Joe Co. (The)	73,040
2,700	Standard-Pacific Corp.	101,763
1,200	Thor Industries, Inc.	45,984
1,800	Toll Brothers, Inc. *	61,920
1,900	USG Corp. *	116,280
1,200	Washington Group International, Inc.	62,052
1,100	Winnebago Industries, Inc.	36,971
		2,714,009
	Consumer Goods — 4.9%
9,187	Bebe Stores, Inc.	148,554
1,500	Blyth, Inc.	29,700
2,100	Carter’s, Inc. *	128,415
300	Charles & Colvard, Ltd.	8,088
1,900	Chattem, Inc. *	60,363
1,800	Columbia Sportswear Co. *	83,664
2,000	Ethan Allen Interiors, Inc.	74,600
1,250	Fossil, Inc. *	24,925
1,600	Genesco, Inc. *	63,440
400	Genlyte Group, Inc. *	21,080
1,700	GTECH Holdings Corp.	52,020
1,100	Guess ? Inc. *	37,268
1,800	Herman Miller, Inc.	55,062
800	HNI Corp.	40,232
1,100	Kenneth Cole Productions, Inc.-Class A	30,888
2,700	K-Swiss, Inc.-Class A	84,321
1,100	Matthews International Corp.-Class A	43,219
3,400	Maytag Corp.	60,452
600	Middleby Corp. *	47,040

1

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

600	Oxford Industries Inc	33,852
3,000	Phillips-Van Heusen Corp.	101,670
800	Polaris Industries, Inc.	39,552
1,800	Skechers U.S.A., Inc.-Class A *	26,928
1,400	Steven Madden, Ltd.	38,122
6,900	Tempur-Pedic International, Inc. *	78,315
2,500	Timberland Co.-Class A *	82,725
4,800	Tupperware Corp.	110,736
1,700	Watsco, Inc.	106,675
		1,711,906
	Financial — 8.9%
1,100	AG Edwards, Inc.	48,477
900	AMERIGROUP Corp. *	16,794
3,100	Arthur J. Gallagher & Co.	94,395
1,300	Bank of Hawaii Corp.	67,093
2,200	Brown & Brown, Inc.	64,196
4,000	CB Richard Ellis Group, Inc.-Class A *	222,000
1,000	City National Corp.	73,030
3,400	CompuCredit Corp. *	132,838
300	Corus Bankshares, Inc.	17,634
1,800	Cullen/Frost Bankers, Inc.	96,948
500	Dollar Thrifty Automotive Group, Inc. *	18,750
400	Downey Financial Corp.	25,880
3,000	Eaton Vance Corp.	82,440
1,900	Equifax, Inc.	72,770
2,500	Euronet Worldwide, Inc. *	67,550
4,000	First American Corp.	188,200
900	First Midwest Bancorp, Inc.	33,687
2,800	Flagstar Bancorp, Inc.	42,196
2,100	Fremont General Corp.	49,161
1,200	GATX Corp.	45,168
800	GFI Group, Inc. *	35,632
3,450	HCC Insurance Holdings, Inc.	105,397
1,900	Hudson United Bancorp	79,990
2,500	IndyMac Bancorp, Inc.	95,700
1,900	Jefferies Group, Inc.	83,619
1,400	Landamerica Financial Group, Inc.	90,650
100	Markel Corp. *	31,725
600	MoneyGram International, Inc.	15,528
1,700	Nara Bancorp, Inc.	31,824
3,100	Nasdaq Stock Market, Inc./The *	121,303
4,100	People’s Bank	127,592
900	Pre-Paid Legal Services, Inc.	38,295
1,200	StanCorp Financial Group, Inc.	123,648
200	Student Loan Corp.	42,222
1,200	SVB Financial Group *	57,708
3,200	TCF Financial Corp.	87,872
4,300	Universal American Financial Corp. *	63,468
1,600	WellChoice, Inc. *	123,920
1,100	Westamerica Bancorporation	60,104

2

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

700	Westcorp	47,068
1,500	Wilmington Trust Corp.	60,735
3,300	WR Berkley Corp.	153,846
		3,137,053
	Food & Beverage — 1.4%
1,600	Chiquita Brands International, Inc.	33,280
1,500	Constellation Brands, Inc.-Class A *	35,430
2,900	Gold Kist, Inc. *	46,168
1,400	Hansen Natural Corp. *	108,710
1,000	Lancaster Colony Corp.	39,000
900	Mannatech, Inc.	11,736
3,400	Pilgrim’s Pride Corp.	108,800
900	Sanderson Farms, Inc.	32,058
2,000	USANA Health Sciences, Inc. *	78,960
		494,142
	Health Care — 16.1%
1,700	Amedisys, Inc. *	75,446
4,900	American Pharmaceutical Partners, Inc. *	186,298
2,700	Apria Healthcare Group *	66,042
2,100	Bausch & Lomb, Inc.	170,646
1,000	Beckman Coulter, Inc.	55,690
2,700	Beverly Enterprises, Inc. *	32,184
1,000	Biosite, Inc. *	58,980
1,000	Cantel Medical Corp. *	18,310
2,300	Cerner Corp. *	221,720
3,000	Community Health Systems, Inc. *	120,270
2,700	Dade Behring Holdings, Inc.	110,403
500	DENTSPLY International, Inc.	27,815
1,300	Diagnostic Products Corp.	59,215
2,100	Edwards Lifesciences Corp. *	83,979
1,300	First Horizon Pharmaceutical Corp. *	22,906
1,100	Genesis HealthCare Corp. *	46,255
2,200	Haemonetics Corp. *	112,486
7,400	Health Net, Inc. *	377,622
2,800	Henry Schein, Inc. *	119,420
2,000	Hologic, Inc. *	142,140
3,300	Humana, Inc. *	151,239
900	ICU Medical, Inc. *	32,382
1,300	Idexx Laboratories, Inc. *	93,015
2,400	Immucor, Inc. *	59,448
2,900	Invitrogen Corp. *	193,285
1,300	Kindred Healthcare, Inc. *	35,984
500	KOS Pharmaceuticals, Inc. *	33,290
3,600	Kyphon, Inc. *	152,964
800	LCA-Vision, Inc.	38,184
2,000	Lifecell Corp. *	36,760
2,200	LifePoint Hospitals, Inc. *	83,710
3,400	Lincare Holdings, Inc. *	145,962
2,200	Manor Care, Inc.	86,746
1,500	Mentor Corp.	73,110

3

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

5,000	Omnicare, Inc.	284,750
3,100	OraSure Technologies, Inc. *	42,036
1,200	Owens & Minor, Inc.	34,032
2,400	Per-Se Technologies, Inc. *	54,912
3,500	Pharmaceutical Product Development, Inc.	204,015
1,300	PolyMedica Corp.	49,348
5,100	Protein Design Labs, Inc. *	142,035
1,700	Psychiatric Solutions, Inc. *	95,914
1,400	RehabCare Group, Inc. *	27,104
400	Renal Care Group, Inc. *	18,780
4,000	ResMed, Inc. *	163,200
2,900	Respironics, Inc. *	112,172
2,600	Serologicals Corp. *	52,208
700	SFBC International, Inc. *	14,763
600	Sierra Health Services, Inc. *	46,932
1,100	Steris Corp.	27,632
2,700	Sunrise Senior Living, Inc. *	90,180
2,400	Techne Corp. *	132,624
2,800	Triad Hospitals, Inc. *	119,448
3,000	United Surgical Partners International, Inc. *	104,130
1,100	United Therapeutics Corp. *	78,573
4,200	Universal Health Services, Inc.-Class B	201,264
3,400	Ventana Medical Systems, Inc. *	130,934
2,300	Ventiv Health, Inc. *	56,718
3,900	Viropharma, Inc. *	68,133
		5,675,743
	Machinery — 5.2%
1,900	CAL Dive International, Inc. *	137,959
2,900	Cooper Cameron Corp. *	230,927
800	Cummins, Inc.	71,200
2,100	Flowserve Corp. *	78,456
600	Gardner Denver, Inc. *	29,280
1,800	Graco, Inc.	65,484
7,100	Grant Prideco, Inc. *	272,569
1,200	Hydril *	76,920
3,850	Joy Global, Inc.	203,626
1,100	Lincoln Electric Holdings, Inc.	44,891
1,900	MSC Industrial Direct Co.-Class A	74,271
900	Oceaneering International, Inc. *	45,900
4,400	Oil States International, Inc. *	149,864
600	SEACOR Holdings, Inc. *	40,410
800	Stanley Works (The)	38,400
4,600	Superior Energy Services, Inc. *	100,142
1,200	Terex Corp. *	73,944
2,300	Tidewater, Inc.	103,960
		1,838,203
	Manufacturing — 1.8%
800	Ball Corp.	32,976
1,300	Clarcor, Inc.	38,428
4,100	Crown Holdings, Inc. *	76,014

4

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

200	Greif, Inc.-Class A	12,010
1,600	Harsco Corp.	106,320
1,300	Jarden Corp. *	42,445
200	Mine Safety Appliances Co.	7,762
800	Mobile Mini, Inc. *	40,000
1,600	Mueller Industries, Inc.	43,312
1,600	Owens-IIlinois, Inc. *	34,800
1,300	Sonoco Products Co.	37,284
5,200	Timken Co.	161,096
		632,447
	Metals & Mining — 0.5%
1,400	CONSOL Energy, Inc.	90,608
2,600	Royal Gold, Inc.	67,652
		158,260
	Oil & Gas — 5.7%
3,100	Abraxas Petroleum Corp. *	20,553
700	Atwood Oceanics, Inc. *	49,693
5,700	Frontier Oil Corp.	214,776
10,900	Grey Wolf, Inc. *	81,859
5,400	Helmerich & Payne, Inc.	313,308
2,400	Holly Corp.	145,968
10,300	Patterson-UTI Energy, Inc.	321,772
2,300	Pride International, Inc. *	68,517
1,600	Remington Oil & Gas Corp. *	53,536
5,100	Rowan Cos., Inc.	182,988
1,300	Swift Energy Co. *	60,047
1,900	Tesoro Corp.	104,633
4,200	Todco-Class A	174,258
2,400	Unit Corp. *	129,984
1,600	Vintage Petroleum, Inc.	83,808
		2,005,700
	Primary Process Industry — 1.2%
1,200	Airgas, Inc.	37,320
4,100	AK Steel Holding Corp. *	33,989
800	Commercial Metals Co.	28,080
1,700	Engelhard Corp.	50,150
1,400	FMC Corp. *	74,438
1,100	Lubrizol Corp.	46,431
1,700	NS Group, Inc. *	69,768
1,400	Ryerson Tull, Inc.	31,626
600	Steel Technologies, Inc.	15,894
2,300	Worthington Industries, Inc.	46,667
		434,363
	Retail Stores — 8.5%
1,900	Abercrombie & Fitch Co. - Class A	116,508
7,900	Advance Auto Parts *	334,486
6,200	American Eagle Outfitters, Inc.	141,112
900	Barnes & Noble, Inc.	36,306
1,400	BJ’s Wholesale Club, Inc. *	37,086

5

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,400	Building Materials Holding Corp.	115,262
1,800	Carmax, Inc. *	49,356
1,000	Charlotte Russe Holding, Inc. *	18,700
3,300	Chico’s FAS, Inc. *	145,563
2,200	Children’s Place *	109,120
1,900	Christopher & Banks Corp.	28,652
1,000	Claire’s Stores, Inc.	28,530
3,800	Dollar Tree Stores, Inc. *	87,248
1,000	Dress Barn, Inc. *	33,380
1,000	Fastenal Co.	39,700
3,100	Great Atlantic & Pacific Tea Co. *	93,496
4,500	Hibbett Sporting Goods, Inc. *	134,820
3,100	HOT Topic, Inc. *	48,050
2,100	Insight Enterprises, Inc. *	43,743
650	JOS A. Bank Clothiers, Inc. *	32,506
2,700	Longs Drug Stores Corp.	115,101
3,700	Men’s Wearhouse, Inc. *	108,410
2,400	Michaels Stores, Inc.	89,760
2,300	Movie Gallery, Inc.	11,339
1,600	NetFlix, Inc. *	44,064
7,400	O’Reilly Automotive, Inc. *	225,256
2,225	Pacific Sunwear of California, Inc. *	58,873
1,400	Pantry (The), Inc. *	57,540
2,200	Pier 1 Imports, Inc.	27,940
1,700	RadioShack Corp.	38,777
3,050	Rent-A-Center, Inc. *	59,628
3,500	Ross Stores, Inc.	96,250
2,200	Talbots, Inc.	59,884
1,300	Too, Inc. *	41,119
5,800	Urban Outfitters, Inc. *	178,988
2,200	Williams-Sonoma, Inc. *	95,458
		2,982,011
	Services — 10.3%
700	Administaff, Inc.	31,535
1,900	Ameristar Casinos, Inc.	44,821
2,875	Applebee’s International, Inc.	65,895
2,500	Applied Industrial Technologies, Inc.	79,875
3,500	Aramark Corp.-Class B	90,720
400	Boyd Gaming Corp.	19,352
2,300	Bright Horizons Family Solutions, Inc. *	81,374
3,100	Brinker International, Inc.	123,008
1,900	California Pizza Kitchen, Inc. *	62,282
2,100	Career Education Corp. *	78,330
1,800	Catalina Marketing Corp.	47,646
2,000	CBRL Group, Inc.	73,980
1,300	CEC Entertainment, Inc. *	46,540
3,400	Cheesecake Factory (The) *	124,576
100	Chemed Corp.	5,070
5,300	CKE Restaurants, Inc.	66,833
1,500	Clean Harbors, Inc. *	43,290

6

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

2,600	Copart, Inc. *	65,468
1,000	CRA International, Inc. *	44,520
6,300	Darden Restaurants, Inc.	225,414
100	Domino’s Pizza, Inc.	2,500
900	Education Management Corp. *	30,375
2,250	Factset Research Systems, Inc.	87,120
1,400	Getty Images, Inc. *	127,806
1,200	Iron Mountain, Inc. *	49,500
2,300	Isle of Capri Casinos, Inc. *	62,376
2,200	ITT Educational Services, Inc. *	135,014
5,000	Labor Ready, Inc. *	110,400
1,800	Martha Stewart Living Omnimedia-Class A *	36,216
600	Nash Finch Co.	16,122
2,300	Nutri/System, Inc. *	89,539
3,100	Outback Steakhouse, Inc.	124,868
2,400	Panera Bread Co.-Class A *	163,200
1,300	Papa John’s International, Inc. *	70,798
400	Penn National Gaming, Inc. *	13,268
4,000	Performance Food Group Co. *	113,600
1,300	PF Chang’s China Bistro, Inc. *	66,885
1,100	Portfolio Recovery Associates, Inc. *	42,152
1,300	Rare Hospitality International, Inc. *	41,639
1,500	Red Robin Gourmet Burgers, Inc. *	82,350
1,400	Regis Corp.	55,930
2,100	Resources Connection, Inc. *	60,984
2,400	Robert Half International, Inc.	91,824
2,200	Ruby Tuesday, Inc.	53,504
4,000	Sonic Corp. *	118,360
1,800	Station Casinos, Inc.	124,812
300	Stericycle, Inc. *	18,396
3,000	Valassis Communications, Inc. *	91,260
300	Weight Watchers International, Inc. *	14,340
1,600	West Corp. *	63,472
1,200	World Fuel Services Corp.	41,220
		3,620,359
	Technology — 19.7%
5,400	ADTRAN, Inc.	159,624
5,800	Alliance Data Systems Corp. *	223,706
1,300	Alliant Techsystems, Inc. *	98,644
2,600	American Power Conversion Corp.	58,266
4,700	Amphenol Corp.-Class A	196,319
2,100	Anixter International, Inc.	76,944
2,500	Ansys, Inc. *	105,050
4,200	Anteon International Corp. *	180,054
1,400	aQuantive, Inc. *	37,646
2,000	Armor Holdings, Inc. *	87,780
7,200	BEA Systems, Inc. *	63,144
1,600	Blue Coat Systems, Inc. *	72,464
3,850	Brightpoint, Inc. *	108,339
2,000	Cabot Microelectronics Corp. *	61,860

7

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

2,200	Checkfree Corp. *	103,070
11,000	CNET Networks, Inc. *	164,890
2,700	Cogent, Inc. *	63,774
1,700	Cognizant Tech Solutions Class A *	82,603
1,000	CommScope, Inc. *	20,510
300	Computer Programs & Systems, Inc.	12,078
1,850	Comtech Telecommunications Corp. *	80,660
3,700	Comverse Technology, Inc. *	96,977
600	CSG Systems International, Inc. *	14,400
6,600	Cypress Semiconductor Corp. *	99,000
2,200	Diebold, Inc.	85,492
700	Digital Insight Corp. *	23,184
3,100	Digital River, Inc. *	80,352
1,000	Distributed Energy Systems Corp. *	9,270
1,000	EDO Corp.	26,630
1,700	Electronics for Imaging *	47,481
5,800	Emulex Corp. *	115,594
1,400	F5 Networks, Inc. *	73,962
1,500	Global Imaging Systems, Inc. *	54,630
2,600	Global Payments, Inc.	113,828
300	Greatbatch, Inc. *	8,694
8,600	Harris Corp.	383,388
3,600	Hutchinson Technology, Inc. *	102,924
7,600	Informatica Corp. *	85,424
7,900	Ingram Micro, Inc.-Class A *	148,362
1,250	Innovative Solutions & Support, Inc. *	18,438
3,900	International Rectifier Corp. *	138,294
7,300	Intersil Corp.-Class A	187,245
2,200	InterVoice, Inc. *	19,030
1,100	iPayment, Inc. *	44,022
1,700	Itron, Inc. *	79,475
3,600	Ixia *	49,608
1,000	John H. Harland Co.	37,800
3,100	Jupitermedia Corp. *	50,747
3,400	Komag, Inc. *	118,796
17,800	LSI Logic Corp. *	146,138
2,400	Mantech International Corp.-Class A *	60,096
800	Maximus, Inc.	29,120
3,300	McAfee, Inc. *	91,773
1,000	Metrologic Instruments, Inc. *	19,550
2,500	Micros Systems, Inc. *	120,775
4,800	Microsemi Corp. *	133,200
800	MicroStrategy, Inc.-Class A *	59,096
200	Netlogic Microsystems, Inc. *	5,212
3,800	Nvidia Corp. *	137,446
3,600	Packeteer, Inc. *	33,120
1,800	Paxar Corp. *	34,434
1,300	Perot Systems Corp. *	18,070
100	Plexus Corp. *	2,150
3,200	Portalplayer, Inc. *	76,896
4,700	Powerwave Technologies, Inc. *	59,032

8

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

5,100	QLogic Corp. *	168,606
1,700	Quality Systems, Inc.	137,904
2,500	Reynolds & Reynolds, Inc. (The)-Class A	68,100
600	ScanSource, Inc. *	35,574
2,400	SERENA Software, Inc. *	56,256
1,000	Sirf Technology Holdings, Inc. *	27,720
2,400	SRA International, Inc.-Class A *	73,512
900	Sybron Dental Specialties, Inc. *	39,366
3,400	Syntel, Inc.	69,904
2,200	Talx Corp.	90,750
700	Tellabs, Inc. *	7,182
1,900	Tessera Technologies, Inc. *	52,250
500	Transaction Systems Architects, Inc. *	14,550
3,600	Trident Microsystems, Inc. *	67,824
1,200	United Stationers, Inc. *	58,800
2,400	Valueclick, Inc. *	45,312
400	Varian Semiconductor Equipment Associates, Inc. *	17,608
1,400	Websense, Inc. *	90,930
2,600	WESCO International, Inc. *	108,550
16,000	Western Digital Corp. *	238,720
3,500	Wind River Systems, Inc. *	48,230
		6,914,228
	Transportation — 1.9%
1,300	Alaska Air Group, Inc. *	45,708
9,300	AMR Corp. *	157,077
1,200	Arkansas Best Corp.	49,488
2,500	CNF, Inc.	142,500
5,000	Continental Airlines, Inc.-Class B *	77,850
1,400	Hornbeck Offshore Services, Inc. *	45,864
700	Knight Transportation, Inc.	22,519
800	Old Dominion Freight Line, Inc. *	30,408
1,500	Skywest, Inc.	44,550
800	Yellow Roadway Corp. *	37,688
		653,652
	Utility — 2.1%
4,400	Centerpoint Energy, Inc.	58,168
1,700	Duquesne Light Holdings, Inc.	28,815
2,300	Energen Corp.	84,410
1,300	Equitable Resources, Inc.	48,607
1,300	j2 Global Communications, Inc. *	62,049
3,400	Nextel Partners, Inc.-Class A *	90,100
6,200	NII Holdings, Inc. - Class B *	269,390
600	Oneok, Inc.	16,458
3,100	UGI Corp.	68,200
		726,197
	TOTAL COMMON STOCKS (COST $33,093,377)	33,913,937

9

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 4.9%
	Repurchase Agreement(s) — 4.6%
1,629,744	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $1,629,867 and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30 and market value, including accrued interest of $1,662,340.	1,629,744
	U.S. Government — 0.3%
100,000	U.S. Treasury Bill, 3.81%, due 3/23/06 (a) (b)	98,805
	TOTAL SHORT-TERM INVESTMENT(S) (COST $1,728,581)	1,728,549
	TOTAL INVESTMENTS — 101.4% (Cost $34,821,958)	35,642,486
	Other Assets and Liabilities (net) — (1.4%)	(497,048)
	TOTAL NET ASSETS — 100.0%	$35,145,438

10

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$30,911,618	$5,948,191	$(1,217,323)	$4,730,868

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2	Russell 2000	December 2005	$678,100	$5,211

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(b)	Rate shown represents yield-to-maturity.

Significant accounting policies

The GMO U.S. Small/Mid Cap Growth Fund (the “Fund”) commenced operations following an in-kind purchase of shares by GMO Small/Mid Cap Growth Fund (“Prior Owner”) effected as of the close of business on September 16, 2005 (the “Purchase Date”). For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Prior Owner’s basis and holding period in each asset contributed in kind. For accounting purposes, the Fund recorded a cost for each in-kind asset equal to the asset’s market value (determined in accordance with the Fund’s valuation procedures) as of the close of business on the Purchase Date.

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees of GMO trust or other persons acting at their direction.

11

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts held by the Fund as of November 30, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2005, the Fund did not hold any swap agreements.

12

GMO U.S. Small/Mid Cap Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of November 30, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers. The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially. The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary. As of November 30, 2005, the Fund had no securities on loan.

13

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%
	Automotive — 0.8%
67,700	Harley-Davidson, Inc.	3,646,322
4,900	Johnson Controls, Inc.	340,305
22,700	Oshkosh Truck Corp.	1,019,911
		5,006,538
	Construction — 1.0%
62,800	D.R. Horton, Inc.	2,225,632
12,300	Jacobs Engineering Group, Inc. *	799,131
13,100	KB Home	913,987
10,000	Ryland Group, Inc.	715,400
4,400	St. Joe Co. (The)	292,160
36,800	Toll Brothers, Inc. *	1,265,920
		6,212,230
	Consumer Goods — 6.8%
395,884	Altria Group, Inc.	28,816,396
89,149	Bebe Stores, Inc.	1,441,539
12,300	Black & Decker Corp.	1,080,063
47,800	Coach, Inc. *	1,645,754
11,500	Columbia Sportswear Co. *	534,520
8,000	Herman Miller, Inc.	244,720
2,600	HNI Corp.	130,754
17,000	Maytag Corp.	302,260
24,600	Mohawk Industries, Inc. *	2,164,308
6,600	Nike Inc	562,980
56,900	Procter & Gamble Co	3,254,111
26,300	Tempur-Pedic International, Inc. *	298,505
		40,475,910
	Financial — 7.6%
137,200	Aflac, Inc.	6,585,600
24,700	AMBAC Financial Group, Inc.	1,894,243
69,800	American International Group, Inc.	4,686,372
36,700	Ameritrade Holding Corp. *	857,312
6,300	CB Richard Ellis Group, Inc.-Class A *	349,650
430,200	Charles Schwab Corp. (The)	6,560,550
1,100	Chicago Mercantile Exchange	389,565
30,400	Eaton Vance Corp.	835,392
196,795	Fannie Mae	9,456,000
17,300	Franklin Resources, Inc.	1,606,824
3,400	Goldman Sachs Group Inc	438,464
18,200	Legg Mason Inc	2,232,230
37,200	Marsh & McLennan Cos., Inc.	1,149,108
174,600	MBNA Corp.	4,674,042
15,400	Radian Group, Inc.	871,024
29,900	WellChoice, Inc. *	2,315,755
		44,902,131
	Food & Beverage — 0.9%
86,000	Pepsico, Inc.	5,091,200

1

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Health Care — 25.1%
89,500	Abbott Laboratories	3,375,045
64,900	Aetna Inc.	6,002,601
14,700	Allergan, Inc.	1,470,000
24,700	American Pharmaceutical Partners, Inc. *	939,094
15,700	AmerisourceBergen Corp.	1,261,495
43,100	Amgen, Inc. *	3,488,083
31,800	Barr Pharmaceuticals, Inc. *	1,823,730
4,000	Bausch & Lomb, Inc.	325,040
136,900	Cardinal Health, Inc.	8,754,755
7,700	Caremark Rx, Inc. *	395,703
14,800	Cerner Corp. *	1,426,720
9,900	Coventry Health Care, Inc. *	589,743
70,300	Express Scripts, Inc. *	5,937,538
49,300	Forest Laboratories, Inc. *	1,926,151
56,500	Genentech, Inc. *	5,402,530
22,700	Gilead Sciences, Inc. *	1,150,663
77,900	HCA, Inc.	3,972,121
26,200	Health Net, Inc. *	1,336,986
11,100	Hospira, Inc. *	490,065
8,600	Humana, Inc. *	394,138
3,400	Invitrogen Corp. *	226,610
294,064	Johnson & Johnson	18,158,452
65,800	Lincare Holdings, Inc. *	2,824,794
113,500	McKesson Corp.	5,709,050
39,500	Medco Health Solutions, Inc. *	2,119,175
14,800	Medtronic Inc	822,436
512,500	Merck & Co., Inc.	15,067,500
21,400	Omnicare, Inc.	1,218,730
532,176	Pfizer, Inc.	11,282,131
40,500	Pharmaceutical Product Development, Inc.	2,360,745
20,400	St. Jude Medical, Inc. *	974,508
39,100	Stryker Corp.	1,693,030
2,300	Triad Hospitals, Inc. *	98,118
531,700	UnitedHealth Group, Inc.	31,827,562
14,000	Universal Health Services, Inc.-Class B	670,880
70,100	Wyeth	2,913,356
		148,429,278
	Machinery — 2.6%
36,700	Baker Hughes, Inc.	2,104,745
34,800	BJ Services Co.	1,275,420
108,700	Caterpillar, Inc.	6,280,686
5,500	Cooper Cameron Corp. *	437,965
8,600	Graco, Inc.	312,868
25,500	Grant Prideco, Inc. *	978,945
42,200	Halliburton Co.	2,686,030

2

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

9,800	Joy Global, Inc.	518,322
15,500	Smith International, Inc.	585,745
		15,180,726
	Manufacturing — 0.7%
8,100	American Standard Cos., Inc.	308,448
45,100	Crown Holdings, Inc. *	836,154
63,400	General Electric Co.	2,264,648
3,900	Mine Safety Appliances Co.	151,359
8,500	Precision Castparts Corp.	433,415
12,400	Timken Co.	384,152
		4,378,176
	Metals & Mining — 0.1%
8,600	CONSOL Energy, Inc.	556,592
	Oil & Gas — 5.2%
58,400	Burlington Resources, Inc.	4,219,400
102,900	EOG Resources, Inc.	7,383,075
238,400	Exxon Mobil Corp.	13,834,352
20,100	Frontier Oil Corp.	757,368
11,500	Helmerich & Payne, Inc.	667,230
9,300	Murphy Oil Corp.	459,978
46,300	Patterson-UTI Energy, Inc.	1,446,412
11,700	Sunoco, Inc.	903,240
9,500	Unit Corp. *	514,520
6,300	Valero Energy Corp.	606,060
		30,791,635
	Primary Process Industry — 0.3%
27,700	Dow Chemical Co.	1,253,425
9,300	Eastman Chemical Co.	514,569
		1,767,994
	Retail Stores — 16.5%
57,800	Advance Auto Parts *	2,447,252
62,400	American Eagle Outfitters, Inc.	1,420,224
10,900	Autozone, Inc. *	970,754
107,800	Bed Bath & Beyond, Inc. *	4,598,748
37,000	Chico’s FAS, Inc. *	1,632,070
22,500	CVS Corp.	607,950
104,200	Dollar General Corp.	1,970,422
58,300	Dollar Tree Stores, Inc. *	1,338,568
17,300	eBay Inc *	775,213
13,700	Family Dollar Stores, Inc.	308,387
691,100	Home Depot, Inc.	28,874,158
86,300	Kroger Co. *	1,679,398
245,034	Lowe’s Cos., Inc.	16,534,894
20,400	Michaels Stores, Inc.	762,960
66,500	Nordstrom, Inc.	2,452,520
13,800	O’Reilly Automotive, Inc. *	420,072
47,700	Rent-A-Center, Inc. *	932,535
53,200	Target Corp	2,846,732
115,360	TJX Cos., Inc.	2,585,218

3

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

25,400	Urban Outfitters, Inc. *	783,844
113,200	Walgreen Co.	5,170,976
377,200	Wal-Mart Stores, Inc.	18,316,832
1,300	Weis Markets, Inc.	54,730
		97,484,457
	Services — 3.3%
12,200	Applebee’s International, Inc.	279,624
27,300	Brinker International, Inc.	1,083,264
45,700	Cablevision Systems Corp.-Class A *	1,081,262
15,900	Copart, Inc. *	400,362
70,600	Darden Restaurants, Inc.	2,526,068
8,700	Getty Images, Inc. *	794,223
39,900	Marriott International Inc	2,577,939
25,100	McGraw-Hill Inc	1,331,555
67,800	MGM Mirage *	2,583,858
11,900	Moody’s Corp	715,785
16,200	Outback Steakhouse, Inc.	652,536
13,800	Panera Bread Co.-Class A *	938,400
11,000	Robert Half International, Inc.	420,860
29,400	Sonic Corp. *	869,946
12,100	Starwood Hotels & Resorts Worldwide, Inc.	732,050
38,800	Wendy’s International, Inc.	1,970,264
11,900	Yum! Brands Inc	580,601
		19,538,597
	Technology — 24.8%
90,000	Adobe Systems, Inc.	2,934,900
16,600	ADTRAN, Inc.	490,696
25,000	Affiliated Computer Services, Inc.-Class A *	1,394,500
80,000	Agilent Technologies, Inc. *	2,852,800
11,400	Alliance Data Systems Corp. *	439,698
57,400	American Power Conversion Corp.	1,286,334
11,400	Amphenol Corp.-Class A	476,178
3,400	Anteon International Corp. *	145,758
64,000	Apple Computer, Inc. *	4,340,480
32,104	Autodesk, Inc.	1,339,379
15,200	Broadcom Corp. *	707,408
62,000	CNET Networks, Inc. *	929,380
11,100	Cognizant Tech Solutions Class A *	539,349
38,900	Corning, Inc. *	787,725
10,800	Cree, Inc. *	289,764
734,800	Dell, Inc. *	22,161,568
85,500	EMC Corp. *	1,191,015
18,000	Emulex Corp. *	358,740
7,100	F5 Networks, Inc. *	375,093
190,100	First Data Corp.	8,225,627
33,200	Fiserv, Inc. *	1,510,932
10,400	Global Payments, Inc.	455,312
39,100	Goodrich Corp.	1,506,132
10,500	Google, Inc.-Class A *	4,252,395
44,300	Harris Corp.	1,974,894

4

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

31,900	Ingram Micro, Inc.-Class A *	599,082
1,173,208	Intel Corp.	31,301,190
55,000	International Business Machines Corp	4,889,500
22,700	International Rectifier Corp. *	804,942
28,800	Lexmark International, Inc. *	1,371,456
71,800	Lockheed Martin Corp.	4,351,080
13,100	Microsoft Corp	363,001
488,300	Motorola, Inc.	11,763,147
23,400	National Semiconducter Corp.	605,592
3,900	NCR Corp. *	132,405
42,800	Nvidia Corp. *	1,548,076
106,500	Oracle Corp. *	1,338,705
44,600	Paychex, Inc.	1,891,486
12,300	QLogic Corp. *	406,638
21,500	Rockwell Collins, Inc.	982,550
29,800	Rockwell International Corp	1,681,614
498,400	Texas Instuments, Inc.	16,188,032
24,500	Total System Services, Inc.	528,220
8,300	W.W. Grainger, Inc.	582,909
157,600	Western Digital Corp. *	2,351,392
48,000	Yahoo! Inc *	1,931,040
		146,578,114
	Transportation — 0.4%
69,600	AMR Corp. *	1,175,544
6,500	C.H. Robinson Worldwide, Inc.	262,925
3,200	CNF, Inc.	182,400
15,300	Landstar System, Inc.	658,512
		2,279,381
	Utility — 1.8%
49,200	Kinder Morgan, Inc.	4,457,520
113,200	Nextel Partners, Inc.-Class A *	2,999,800
42,000	NII Holdings, Inc.-Class B *	1,824,900
7,400	Questar Corp.	551,744
8,600	TXU Corp.	882,618
		10,716,582
	TOTAL COMMON STOCKS (COST $566,767,948)	579,389,541

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Utility — 0.0%
3,093	Lucent Technologies, Inc. Warrants, Expires 12/10/2007 *	1,918
	TOTAL RIGHTS AND WARRANTS (COST $0)	1,918

5

GMO U.S. Growth Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 3.5%
	Repurchase Agreement(s) — 3.3%
19,519,152	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $19,520,616 an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30, and a market value, including accrued interest of $19,909,536.	19,519,152
	U.S. Government — 0.2%
1,000,000	U.S. Treasury Bill, 3.81%, due 3/23/06 (a) (b)	988,048
	TOTAL SHORT-TERM INVESTMENT(S) (COST $20,507,522)	20,507,200
	TOTAL INVESTMENTS — 101.4% (Cost $587,275,470)	599,898,659
	Other Assets and Liabilities (net) — (1.4%)	(8,027,512)
	TOTAL NET ASSETS — 100.0%	$591,871,147

6

GMO U.S. Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$570,106,230	$48,796,585	$(19,004,156)	$29,792,429

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
11	S&P 500	December 2005	$3,440,525	$60,339

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(b)	Rate shown represents yield-to-maturity.

Significant accounting policies

The GMO U.S. Growth Fund (the “Fund”) commenced operations following an in-kind purchase of shares by GMO Growth Fund (“Prior Owner”) effected as of the close of business on September 16, 2005 (the “Purchase Date”). For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Prior Owner’s basis and holding period in each asset contributed in kind. For accounting purposes, the Fund recorded a cost for each in-kind asset equal to the asset’s market value (determined in accordance with the Fund’s valuation procedures) as of the close of business on the Purchase Date.

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees of GMO Trust or other persons acting at their direction.

7

GMO U.S. Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts held by the Fund as of November 30, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2005, the Fund did not hold any swap agreements.

8

GMO U.S. Growth Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of November 30, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers. The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially. The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary. As of November 30, 2005, the Fund had no securities on loan.

9

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.0%
	Automotive — 2.8%
4,145,511	Ford Motor Co.	33,703,004
1,635,816	General Motors Corp.	35,824,370
1,037,600	Harley-Davidson, Inc.	55,885,136
462,345	Johnson Controls, Inc.	32,109,860
212,103	Lear Corp.	5,904,948
53,800	Paccar Inc	3,866,068
		167,293,386
	Construction — 3.3%
400,700	Centex Corp.	28,790,295
1,449,537	D.R. Horton, Inc.	51,371,591
214,100	Fluor Corp.	15,864,810
407,000	KB Home	28,396,390
504,400	Lennar Corp.-Class A	29,093,792
5,700	NVR, Inc. *	3,917,325
783,500	Pulte Homes, Inc.	32,617,105
326,100	Toll Brothers, Inc. *	11,217,840
		201,269,148
	Consumer Goods — 5.4%
2,906,300	Altria Group, Inc.	211,549,577
1,208,549	Eastman Kodak Co.	28,968,920
316,400	Jones Apparel Group, Inc.	9,099,664
471,400	Liz Claiborne, Inc.	16,442,432
350,100	Mohawk Industries, Inc. *	30,801,798
365,300	Whirlpool Corp.	29,899,805
		326,762,196
	Financial — 17.4%
1,291,500	Aflac, Inc.	61,992,000
533,200	AMBAC Financial Group, Inc.	40,891,108
547,600	American International Group, Inc.	36,765,864
368,300	AON Corp.	13,409,803
2,476,566	Bank of America Corp.	113,649,614
88,100	BB&T Corp.	3,748,655
59,679	Bear Stearns Cos. (The), Inc.	6,623,772
2,527,500	Charles Schwab Corp. (The)	38,544,375
151,800	Chubb Corp.	14,700,312
1,251,900	Citigroup, Inc.	60,779,745
210,000	Comerica, Inc.	12,110,700
136,200	Countrywide Financial Corp.	4,741,122
2,480,954	Fannie Mae	119,209,840
819,220	Fidelity National Financial, Inc.	30,982,900
67,700	First Horizon National Corp.	2,634,884
227,500	Franklin Resources, Inc.	21,130,200
441,600	Freddie Mac	27,577,920
16,100	Goldman Sachs Group Inc	2,076,256
76,800	Hartford Financial Services Group, Inc.	6,710,016
1,194,558	JPMorgan Chase & Co.	45,691,843

1

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

63,500	KeyCorp	2,105,660
138,400	Legg Mason Inc	16,974,760
334,900	Lehman Brothers Holdings, Inc.	42,197,400
199,900	Lincoln National Corp.	10,390,802
130,900	Loews Corp.	12,642,322
533,400	Marsh & McLennan Cos., Inc.	16,476,726
41,650	MBIA, Inc.	2,573,137
1,924,818	MBNA Corp.	51,527,378
373,000	MGIC Investment Corp.	24,282,300
986,300	National City Corp.	33,445,433
268,400	Old Republic International Corp.	7,139,440
326,800	PMI Group (The), Inc.	13,268,080
63,900	PNC Financial Services Group, Inc.	4,074,903
269,400	Radian Group, Inc.	15,237,264
27,700	St. Paul Travelers Companies	1,288,881
21,200	Suntrust Banks, Inc.	1,542,088
351,200	Torchmark Corp.	19,006,944
1,173,000	UnumProvident Corp.	25,806,000
74,000	Wachovia Corp.	3,951,600
1,822,804	Washington Mutual, Inc.	75,081,297
95,400	WellChoice, Inc. *	7,388,730
		1,050,372,074
	Food & Beverage — 0.9%
14,300	Dean Foods Co. *	546,117
286,800	Pepsico, Inc.	16,978,560
1,040,600	Sara Lee Corp.	18,793,236
905,900	Tyson Foods, Inc.-Class A	15,246,297
		51,564,210
	Health Care — 20.0%
886,900	Abbott Laboratories	33,444,999
535,122	Aetna Inc.	49,493,434
416,300	AmerisourceBergen Corp.	33,449,705
1,323,352	Bristol-Myers Squibb Co.	28,571,170
323,900	Cardinal Health, Inc.	20,713,405
301,300	Cigna Corp.	33,902,276
57,300	DENTSPLY International, Inc.	3,187,599
527,800	Express Scripts, Inc. *	44,577,988
624,600	Forest Laboratories, Inc. *	24,403,122
133,100	Genentech, Inc. *	12,727,022
396,900	HCA, Inc.	20,237,931
204,100	Health Net, Inc. *	10,415,223
268,500	Humana, Inc. *	12,305,355
1,862,000	Johnson & Johnson	114,978,500
385,166	Lincare Holdings, Inc. *	16,535,176
1,486,300	McKesson Corp.	74,760,890
294,800	Medco Health Solutions, Inc. *	15,816,020
404,500	Medtronic Inc	22,478,065
5,079,900	Merck & Co., Inc.	149,349,060
9,522,680	Pfizer, Inc.	201,880,816
208,900	Stryker Corp.	9,045,370

2

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

664,800	Tenet Healthcare Corp. *	5,198,736
4,345,202	UnitedHealth Group, Inc.	260,103,792
106,500	Wellpoint, Inc. *	8,182,395
		1,205,758,049
	Machinery — 0.9%
906,300	Caterpillar, Inc.	52,366,014
	Manufacturing — 0.9%
926,700	General Electric Co.	33,101,724
88,000	SPX Corp.	4,143,040
138,000	Textron, Inc.	10,888,200
163,000	United Technologies Corp.	8,775,920
		56,908,884
	Oil & Gas — 5.0%
22,100	Amerada Hess Corp.	2,707,692
284,700	Apache Corp.	18,585,216
419,696	Burlington Resources, Inc.	30,323,036
1,207,600	ConocoPhillips	73,071,876
624,900	EOG Resources, Inc.	44,836,575
997,200	Exxon Mobil Corp.	57,867,516
173,900	Marathon Oil Corp.	10,310,531
242,200	Murphy Oil Corp.	11,979,212
608,700	Occidental Petroleum Corp.	48,269,910
197,600	Patterson-UTI Energy, Inc.	6,173,024
		304,124,588
	Primary Process Industry — 0.3%
102,500	Air Products & Chemicals, Inc.	6,064,925
148,000	PPG Industries, Inc.	8,988,040
		15,052,965
	Retail Stores — 12.6%
682,521	Albertson’s, Inc.	16,039,244
473,800	Autonation, Inc. *	9,817,136
927,100	Bed Bath & Beyond, Inc. *	39,550,086
466,500	Dollar General Corp.	8,821,515
15,700	Federated Department Stores	1,011,551
5,353,604	Home Depot, Inc.	223,673,575
1,575,000	Kroger Co. *	30,649,500
1,917,400	Lowe’s Cos., Inc.	129,386,152
66,200	Nordstrom, Inc.	2,441,456
1,642,900	Safeway, Inc.	38,197,425
280,400	Supervalu, Inc.	9,174,688
911,336	TJX Cos., Inc.	20,423,040
1,338,500	Walgreen Co.	61,142,680
3,531,100	Wal-Mart Stores, Inc.	171,470,216
		761,798,264
	Services — 2.6%
487,500	Darden Restaurants, Inc.	17,442,750
336,300	Gannett Co., Inc.	20,722,806
451,000	Marriott International Inc	29,139,110

3

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

341,100	MGM Mirage *	12,999,321
285,500	Omnicom Group	24,141,880
107,800	Outback Steakhouse, Inc.	4,342,184
188,500	Sysco Corp.	6,092,320
325,500	Wendy’s International, Inc.	16,528,890
453,900	Yum! Brands Inc	22,145,781
		153,555,042
	Technology — 14.6%
797,000	Adobe Systems, Inc.	25,990,170
216,200	Affiliated Computer Services, Inc.-Class A *	12,059,636
289,300	Agilent Technologies, Inc. *	10,316,438
195,500	American Power Conversion Corp.	4,381,155
109,260	Autodesk, Inc.	4,558,327
701,000	Corning, Inc. *	14,195,250
6,357,200	Dell, Inc. *	191,733,152
300	Diebold, Inc.	11,658
101,600	Electronic Data Systems Corp.	2,341,880
1,253,400	EMC Corp. *	17,459,862
1,813,600	First Data Corp.	78,474,472
800	General Dynamics Corp	91,440
93,600	Goodrich Corp.	3,605,472
54,100	Google, Inc.-Class A *	21,909,959
155,000	Harris Corp.	6,909,900
4,454,400	Hewlett-Packard Co.	132,162,048
6,762,300	Intel Corp.	180,418,164
28,500	Intuit, Inc. *	1,526,745
303,200	Lexmark International, Inc. *	14,438,384
498,600	Lockheed Martin Corp.	30,215,160
985,000	Motorola, Inc.	23,728,650
216,400	Nvidia Corp. *	7,827,188
274,400	Rockwell International Corp	15,484,392
2,288,900	Texas Instuments, Inc.	74,343,472
90,500	W.W. Grainger, Inc.	6,355,815
		880,538,789
	Transportation — 1.0%
508,395	Burlington Northern Santa Fe Corp.	33,645,581
12,200	C.H. Robinson Worldwide, Inc.	493,490
270,200	JB Hunt Transport Services, Inc.	6,049,778
259,100	Union Pacific Corp.	19,831,514
		60,020,363
	Utility — 9.3%
514,800	American Electric Power Co., Inc.	18,810,792
6,137,422	AT&T Corp.	152,883,182
1,932,500	BellSouth Corp.	52,679,950
532,400	Centerpoint Energy, Inc.	7,038,328
51,400	Consolidated Edison, Inc.	2,340,756
261,200	Constellation Energy Group, Inc.	13,840,988
28,400	DTE Energy Co.	1,239,376
562,400	Duke Energy Corp.	15,106,064

4

GMO U.S. Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

263,400	Edison International	11,884,608
727,800	El Paso Corp.	7,998,522
337,200	Entergy Corp.	23,604,000
518,900	Exelon Corp.	27,003,556
76,800	FirstEnergy Corp.	3,606,528
724,700	FPL Group, Inc.	30,720,033
266,400	Kinder Morgan, Inc.	24,135,840
273,800	Nextel Partners, Inc.-Class A *	7,255,700
105,100	PG&E Corp.	3,865,578
49,100	PPL Corp.	1,443,540
174,000	Progress Energy, Inc.	7,791,720
104,300	Public Service Enterprise Group, Inc.	6,541,696
126,900	Questar Corp.	9,461,664
96,200	Sempra Energy	4,227,990
800	TECO Energy, Inc.	13,992
3,980,622	Verizon Communications, Inc.	127,300,292
172,500	Xcel Energy, Inc.	3,192,975
		563,987,670
	TOTAL COMMON STOCKS (COST $5,847,188,708)	5,851,371,642

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 2.7%
	Repurchase Agreement(s) — 2.4%
142,190,259	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $142,200,923, an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 5/15/30, and a market value, including accrued interest of $145,034,065.	142,190,259
	U.S. Government — 0.3%
19,000,000	U.S. Treasury Bill, 3.81%, due 3/23/06 (a) (b)	18,772,912
	TOTAL SHORT-TERM INVESTMENT(S) (COST $160,968,812)	160,963,171
	TOTAL INVESTMENTS — 99.7% (Cost $6,008,157,520)	6,012,334,813
	Other Assets and Liabilities (net) — 0.3%	21,038,518
	TOTAL NET ASSETS — 100.0%	$6,033,373,331

5

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,781,865,205	$438,748,798	$(208,279,190)	$230,469,608

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
340	S&P 500	December 2005	$106,343,500	$1,187,768

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(b)	Rate shown represents yield-to-maturity.

Significant accounting policies

The GMO U.S. Core Equity Fund (the “Fund”) commenced operations following an in-kind purchase of shares by GMO U.S. Core Fund (“Prior Owner”) effected as of the close of business on September 16, 2005 (the “Purchase Date”). For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Prior Owner’s basis and holding period in each asset contributed in kind. For accounting purposes, the Fund recorded a cost for each in-kind asset equal to the asset’s market value (determined in accordance with the Fund’s valuation procedures) as of the close of business on the Purchase Date.

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees of GMO Trust or other persons acting at their direction.

6

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts.

Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts held by the Fund as of November 30, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2005, the Fund did not hold any swap agreements.

7

GMO U.S. Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of November 30, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers. The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially. The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary. As of November 30, 2005, the Fund had no securities on loan.

8

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%
	Automotive — 3.2%
2,200	Aftermarket Technology Corp. *	45,100
7,500	American Axle & Manufacturing Holdings, Inc.	159,450
13,950	ArvinMeritor, Inc.	185,535
300	Bandag, Inc.	12,855
3,100	BorgWarner, Inc.	186,000
3,000	Cooper Tire & Rubber Co.	44,130
26,200	Dana Corp.	182,614
23,900	Goodyear Tire & Rubber Co. (The) *	409,407
9,500	Lear Corp.	264,480
3,500	Superior Industries International, Inc.	79,835
4,100	Tenneco Automotive, Inc. *	71,217
5,700	TRW Automotive Holdings Corp. *	143,640
16,100	Visteon Corp. *	108,836
		1,893,099
	Construction — 19.1%
2,000	Aames Investment Corp. REIT	11,960
3,000	AMB Property Corp. REIT	140,280
12,200	American Home Mortgage Acceptance Corp. REIT	362,218
1,090	American Woodmark Corp.	27,926
48,100	Annaly Mortgage Management, Inc. REIT	565,175
19,500	Anthracite Capital, Inc. REIT	211,380
26,300	Anworth Mortgage Asset Corp. REIT	208,822
7,300	Apartment Investment & Management Co.	282,729
4,300	Arden Realty, Inc. REIT	195,564
2,300	AvalonBay Communities, Inc. REIT	210,335
5,900	Beazer Homes USA, Inc.	412,823
3,300	BRE Properties, Inc.	153,648
9,751	Capstead Mortgage Corp. REIT	61,041
5,100	CBL & Associates Properties, Inc. REIT	205,275
1,500	Cousins Properties, Inc. REIT	41,760
600	CRIIMI MAE, Inc. REIT *	11,862
2,600	emcor Group, Inc. *	183,950
1,300	Equity Lifestyle Properties, Inc. REIT	60,268
1,100	Essex Property Trust, Inc. REIT	100,870
1,100	Federal Realty Investment Trust	69,278
6,700	FelCor Lodging Trust, Inc. REIT	113,766
800	Fluor Corp.	59,280
4,100	Heritage Property Investment Trust REIT	137,965
6,500	Highwoods Properties, Inc. REIT	187,395
5,300	Hovnanian Enterprises, Inc. *	264,152
900	Jacobs Engineering Group, Inc. *	58,473
8,600	KB Home	600,022
3,440	Kilroy Realty Corp. REIT	211,904
3,758	Lafarge North America, Inc.	206,690
1,700	Lennox International, Inc.	49,640
1,200	LSI Industries, Inc.	21,600
2,900	M/I Schottenstein Homes, Inc.	126,875

1

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,300	Martin Marietta Materials, Inc.	97,643
7,024	MDC Holdings, Inc.	478,545
3,600	Meritage Homes Corp. *	239,292
42,266	MFA Mortgage Investments, Inc. REIT	257,823
700	Mid-America Apartment Communities, Inc. REIT	33,999
1,700	Monaco Coach Corp.	25,211
3,300	National Health Investors, Inc. REIT	91,245
14,100	New Century Financial Corp.	509,997
400	NVR, Inc. *	274,900
3,400	Pan Pacific Retail Properties, Inc. REIT	228,820
800	Perini Corp. *	20,608
3,800	Quanta Services, Inc. *	53,770
4,800	RAIT Investment Trust REIT	126,144
1,600	Rayonier Inc. REIT	63,584
3,300	Regency Centers Corp. REIT	191,565
6,200	Ryland Group, Inc.	443,548
10,900	Standard-Pacific Corp.	410,821
2,700	Technical Olympic USA, Inc.	55,971
31,900	Thornburg Mortgage, Inc. REIT	842,160
7,100	Toll Brothers, Inc. *	244,240
40	United Mobile Homes, Inc. REIT	612
2,900	Universal Forest Products, Inc.	166,634
7,200	USG Corp. *	440,640
1,100	Washington Group International, Inc.	56,881
2,000	WCI Communities, Inc. *	51,360
4,400	York International Corp.	247,676
		11,208,615
	Consumer Goods — 4.3%
3,800	Action Performance Cos., Inc. *	48,070
5,900	Blyth, Inc.	116,820
5,200	Columbia Sportswear Co. *	241,696
5,400	Ethan Allen Interiors, Inc.	201,420
9,390	Furniture Brands International, Inc.	187,330
3,800	Kellwood Co.	87,856
1,500	K-Swiss, Inc.-Class A	46,845
7,200	La-Z-Boy, Inc.	96,264
12,600	Liz Claiborne, Inc.	439,488
700	Matthews International Corp.-Class A	27,503
9,200	Maytag Corp.	163,576
3,100	Multimedia Games, Inc. *	31,558
2,800	Russell Corp.	44,324
2,200	Snap-On, Inc.	82,214
1,700	Stanley Furniture Co., Inc.	42,330
3,346	Steven Madden, Ltd.	91,112
6,100	Timberland Co.-Class A *	201,849
6,000	Tupperware Corp.	138,420
5,300	Universal Corp.	214,014
1,450	Wolverine World Wide, Inc.	31,494
		2,534,183

2

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Financial — 21.6%
2,700	Allmerica Financial Corp. *	107,865
5,100	American Capital Strategies, Ltd.	195,636
13,000	American Financial Group, Inc.	482,950
600	American Physicians Capital, Inc. *	27,270
5,800	AmeriCredit Corp. *	143,840
7,200	AmerUs Group Co.	422,856
5,100	Arthur J. Gallagher & Co.	155,295
10,200	Associated Banc Corp.	334,356
10,250	Astoria Financial Corp.	289,870
3,900	Bancorpsouth, Inc.	88,569
2,800	Brown & Brown, Inc.	81,704
2,300	Central Pacific Financial Corp.	84,180
300	Ceres Group, Inc. *	1,500
6,200	Commerce Group, Inc.	359,972
3,200	Commercial Federal Corp.	110,208
4,698	Delphi Financial Group, Inc.-Class A	222,591
700	Dollar Thrifty Automotive Group, Inc. *	26,250
1,000	Downey Financial Corp.	64,700
6,100	Erie Indemnity Co.-Class A	323,300
17,616	First American Corp.	828,833
700	First Citizens BancShares, Inc.-Class A	131,229
700	First Indiana Corp.	24,465
900	FirstFed Financial Corp. *	47,106
10,100	Flagstar Bancorp, Inc.	152,207
1,300	FNB Corp., PA	23,829
800	FPIC Insurance Group, Inc. *	30,304
9,100	Fremont General Corp.	213,031
25,000	Friedman Billings Ramsey Group, Inc.-Class A	266,000
2,000	GATX Corp.	75,280
5,600	Genworth Financial, Inc. - Class A	192,920
7,050	HCC Insurance Holdings, Inc.	215,377
1,000	Horace Mann Educators Corp.	18,940
2,600	Hudson United Bancorp	109,460
32,111	IMPAC Mortgage Holdings, Inc. REIT	369,276
4,600	IndyMac Bancorp, Inc.	176,088
3,900	Irwin Financial Corp.	88,218
700	ITLA Capital Corp. *	36,715
4,673	Kansas City Life Insurance Co.	235,893
3,900	Landamerica Financial Group, Inc.	252,525
2,000	MAF Bancorp, Inc.	85,140
200	Markel Corp. *	63,450
1,100	Nasdaq Stock Market, Inc./The *	43,043
4,100	Nationwide Financial Services, Inc.-Class A	172,815
5,557	Novastar Financial, Inc. REIT	155,540
900	Odyssey Re Holdings Corp.	23,076
1,000	Ohio Casualty Corp.	29,600
5,900	Old Republic International Corp.	156,940
1,800	People’s Bank	56,016
3,800	PMA Capital Corp.-Class A *	33,744

3

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

12,210	PMI Group (The), Inc.	495,726
1,600	Pre-Paid Legal Services, Inc.	68,080
900	ProAssurance Corp. *	44,802
11,200	Protective Life Corp.	494,816
3,000	Radian Group, Inc.	169,680
1,400	Raymond James Financial, Inc.	50,736
7,500	Redwood Trust, Inc. REIT	323,550
10,200	Reinsurance Group of America, Inc.	482,256
600	RLI Corp.	31,320
2,200	Saxon Capital, Inc. REIT	26,400
1,100	Selective Insurance Group, Inc.	61,567
4,500	StanCorp Financial Group, Inc.	463,680
3,900	Stewart Information Services Corp. *	197,184
1,700	Student Loan Corp.	358,887
3,600	Triad Guaranty, Inc. *	156,096
3,300	Trustmark Corp.	94,380
2,600	UICI	92,612
3,400	United Fire & Casualty Co.	155,380
2,300	United Rentals, Inc. *	48,668
800	Unitrin, Inc.	37,904
2,400	Universal American Financial Corp. *	35,424
9,527	Washington Federal, Inc.	231,220
3,700	Webster Financial Corp.	177,082
1,300	WellChoice, Inc. *	100,685
1,200	Westcorp	80,688
6,500	WR Berkley Corp.	303,030
900	Zenith National Insurance Corp.	42,795
		12,654,620
	Food & Beverage — 2.1%
1,200	American Italian Pasta Co.-Class A	7,428
4,900	Chiquita Brands International, Inc.	101,920
2,100	Flowers Foods, Inc.	54,432
3,100	Molson Coors Brewing Co.-Class B	206,429
1,250	Sanderson Farms, Inc.	44,525
253	Seaboard Corp.	435,160
2,500	Sensient Technologies Corp.	45,425
5,800	Smithfield Foods, Inc. *	169,534
10,000	Tyson Foods, Inc.-Class A	168,300
		1,233,153
	Health Care — 9.3%
2,200	Albany Molecular Research Inc. *	26,928
4,800	Apria Healthcare Group *	117,408
4,400	BioScrip, Inc. *	39,248
2,500	Community Health Systems, Inc. *	100,225
1,000	DENTSPLY International, Inc.	55,630
300	Haemonetics Corp. *	15,339
16,300	Health Net, Inc. *	831,789
1,050	Healthcare Services Group, Inc.	22,313
2,400	Henry Schein, Inc. *	102,360
700	Hologic, Inc. *	49,749

4

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

10,300	Humana, Inc. *	472,049
1,200	ICU Medical, Inc. *	43,176
2,400	Idexx Laboratories, Inc. *	171,720
1,200	Invacare Corp.	40,992
2,200	Invitrogen Corp. *	146,630
1,300	Kindred Healthcare, Inc. *	35,984
28,500	King Pharmaceuticals, Inc. *	448,305
10,700	Lincare Holdings, Inc. *	459,351
6,800	Omnicare, Inc.	387,260
7,200	Owens & Minor, Inc.	204,192
4,500	Pacificare Health Systems, Inc. *	387,180
6,500	Pharmaceutical Product Development, Inc.	378,885
1,400	RehabCare Group, Inc. *	27,104
5,400	ResMed, Inc. *	220,320
1,600	Steris Corp.	40,192
1,700	Sunrise Senior Living, Inc. *	56,780
3,800	Techne Corp. *	209,988
2,200	Triad Hospitals, Inc. *	93,852
4,780	Universal Health Services, Inc.-Class B	229,058
1,700	Watson Pharmaceuticals, Inc. *	56,712
		5,470,719
	Machinery — 1.0%
3,100	AGCO Corp. *	52,483
300	Dril-Quip, Inc. *	15,300
2,400	Flowserve Corp. *	89,664
1,200	Gulfmark Offshore, Inc. *	40,056
700	Lufkin Industries, Inc.	31,325
1,400	NACCO Industries, Inc.-Class A	163,940
2,800	Oil States International, Inc. *	95,368
1,250	RPC, Inc.	41,500
1,500	Stewart & Stevenson Services Corp.	30,750
600	Tidewater, Inc.	27,120
400	W-H Energy Services, Inc. *	13,332
		600,838
	Manufacturing — 2.1%
800	Carlisle Cos Inc.	54,880
1,000	Greif, Inc.-Class A	60,050
1,000	Harsco Corp.	66,450
2,621	Kaman Corp.-Class A	50,349
2,900	Longview Fibre Co.	61,654
1,000	Mobile Mini, Inc. *	50,000
3,400	Mueller Industries, Inc.	92,038
6,300	Owens-IIlinois, Inc. *	137,025
3,500	Pall Corp.	97,160
600	Reliance Steel & Aluminum Co.	38,706
4,400	Rock-Tenn Co.-Class A	58,520
8,100	SPX Corp.	381,348
1,300	Temple Inland, Inc.	54,431
900	Trinity Industries Inc	37,476
		1,240,087

5

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Metals & Mining — 0.4%
1,100	Arch Coal, Inc.	84,744
800	CONSOL Energy, Inc.	51,776
1,100	RTI International Metals, Inc. *	41,030
3,700	USEC, Inc.	40,700
		218,250
	Oil & Gas — 2.2%
4,000	Ashland, Inc.	223,000
1,900	Giant Industries, Inc. *	101,935
2,600	Helmerich & Payne, Inc.	150,852
1,400	Holly Corp.	85,148
1,000	Pogo Producing Co.	49,000
900	Pride International, Inc. *	26,811
3,600	Stone Energy Corp. *	159,840
8,500	Tesoro Corp.	468,095
		1,264,681
	Primary Process Industry — 1.8%
10,500	Commercial Metals Co.	368,550
1,700	FMC Corp. *	90,389
1,400	HB Fuller Co.	43,372
3,200	Metal Management, Inc.	80,544
2,700	OfficeMax, Inc.	78,786
1,100	Olympic Steel, Inc. *	23,320
800	Quanex Corp.	49,480
4,800	Ryerson Tull, Inc.	108,432
1,800	Steel Technologies, Inc.	47,682
3,058	Stepan Co.	78,988
1,600	United States Steel Corp.	76,160
2,100	Worthington Industries, Inc.	42,609
		1,088,312
	Retail Stores — 8.0%
2,900	99 Cents Only Stores *	27,927
3,600	Abercrombie & Fitch Co. - Class A	220,752
1,500	Barnes & Noble, Inc.	60,510
10,000	BJ’s Wholesale Club, Inc. *	264,900
1,700	Brown Shoe Co., Inc.	69,870
2,000	Building Materials Holding Corp.	164,660
2,150	Cato Corp.-Class A	46,440
900	Charlotte Russe Holding, Inc. *	16,830
3,600	Chico’s FAS, Inc. *	158,796
1,300	Claire’s Stores, Inc.	37,089
15,200	Dollar Tree Stores, Inc. *	348,992
5,600	Great Atlantic & Pacific Tea Co. *	168,896
5,700	Group 1 Automotive, Inc. *	175,959
5,800	Ingles Markets, Inc.-Class A	97,672
7,100	Insight Enterprises, Inc. *	147,893
5,100	Lithia Motors, Inc.-Class A	145,605
1,900	Longs Drug Stores Corp.	80,997
1,700	Men’s Wearhouse, Inc. *	49,810

6

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

3,000	Movie Gallery, Inc.	14,790
10,500	O’Reilly Automotive, Inc. *	319,620
3,100	Pantry (The), Inc. *	127,410
3,100	Pathmark Stores, Inc. *	33,356
2,000	Payless Shoesource, Inc. *	45,700
6,500	Pier 1 Imports, Inc.	82,550
12,500	Rent-A-Center, Inc. *	244,375
2,800	Retail Ventures, Inc. *	35,756
8,300	Ross Stores, Inc.	228,250
5,600	Shopko Stores, Inc. *	160,608
8,100	Sonic Automotive, Inc.	168,480
9,700	Supervalu, Inc.	317,384
2,500	Talbots, Inc.	68,050
1,600	Too, Inc. *	50,608
7,200	United Auto Group, Inc.	256,464
5,800	Williams-Sonoma, Inc. *	251,662
		4,688,661
	Services — 6.4%
7,975	Applebee’s International, Inc.	182,787
2,150	Applied Industrial Technologies, Inc.	68,693
3,600	Aqua America, Inc.	133,164
500	Banta Corp.	25,250
5,200	BearingPoint, Inc. *	37,856
1,900	Bob Evans Farms, Inc.	45,942
9,200	Brinker International, Inc.	365,056
1,200	CBRL Group, Inc.	44,388
350	CEC Entertainment, Inc. *	12,530
8,200	Darden Restaurants, Inc.	293,396
2,450	Factset Research Systems, Inc.	94,864
4,500	Handleman Co.	61,785
800	Ihop Corp.	38,240
2,600	Interactive Data Corp.	57,564
1,500	Isle of Capri Casinos, Inc. *	40,680
3,500	ITT Educational Services, Inc. *	214,795
5,120	Jack in the Box, Inc. *	172,032
6,300	Manpower, Inc.	292,635
700	Marcus Corp.	16,982
2,300	Nash Finch Co.	61,801
1,800	O’Charley’s, Inc. *	26,118
8,200	Outback Steakhouse, Inc.	330,296
2,100	Papa John’s International, Inc. *	114,366
7,500	Performance Food Group Co. *	213,000
5,000	Regis Corp.	199,750
2,800	Ruby Tuesday, Inc.	68,096
10,400	Ryan’s Restaurant Group, Inc. *	123,656
6,500	Sabre Holdings Corp.	148,655
5,500	Service Corp. International	45,155
500	URS Corp. *	21,060

7

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

2,600	Valassis Communications, Inc. *	79,092
3,500	World Fuel Services Corp.	120,225
		3,749,909
	Technology — 7.1%
1,800	Alliant Techsystems, Inc. *	136,584
2,700	American Power Conversion Corp.	60,507
9,704	Arrow Electronics, Inc. *	300,824
15,100	Avnet, Inc. *	339,750
1,700	AVX Corp.	23,290
10,800	BEA Systems, Inc. *	94,716
3,600	Bell Microproducts, Inc. *	30,960
1,500	Black Box Corp.	70,065
3,650	Brightpoint, Inc. *	102,711
2,500	Cadence Design Systems, Inc. *	42,850
1,200	Coherent, Inc. *	37,910
1,200	Cohu Inc.	32,004
2,200	Comverse Technology, Inc. *	57,662
19,100	Convergys Corp. *	317,060
1,700	Diebold, Inc.	66,062
700	EDO Corp.	18,641
700	Electronics for Imaging *	19,551
2,000	General Cable Corp. *	36,300
3,900	Goodrich Corp.	150,228
1,300	Greatbatch, Inc. *	37,674
2,100	Harris Corp.	93,618
1,400	Hutchinson Technology, Inc. *	40,026
25,650	Ingram Micro, Inc.-Class A *	481,707
2,300	International Rectifier Corp. *	81,558
700	Intersil Corp.-Class A	17,955
2,600	JDA Software Group Inc. *	39,000
3,300	Kopin Corp. *	22,572
4,600	LSI Logic Corp. *	37,766
3,400	Mantech International Corp.-Class A *	85,136
2,900	Maximus, Inc.	105,560
1,300	MKS Instruments Inc. *	24,531
1,400	Plexus Corp. *	30,100
4,600	Pomeroy IT Solutions, Inc. *	37,030
6,300	QLogic Corp. *	208,278
5,100	Reynolds & Reynolds, Inc. (The)-Class A	138,924
700	Sybron Dental Specialties, Inc. *	30,618
4,600	SYKES Enterprises, Inc. *	63,480
8,897	Tech Data Corp. *	349,741
8,100	Unisys Corp. *	49,815
4,100	United Stationers, Inc. *	200,900
200	Varian Semiconductor Equipment Associates, Inc. *	8,804
3,000	Western Digital Corp. *	44,760
		4,167,228
	Transportation — 1.6%
1,700	Alaska Air Group, Inc. *	59,772
19,200	AMR Corp. *	324,288

8

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,100	Arkansas Best Corp.	45,364
9,300	Continental Airlines, Inc.-Class B *	144,801
2,800	Laidlaw International, Inc.	60,536
3,100	Mesa Air Group, Inc. *	31,868
1,000	Overseas Shipholding Group, Inc.	50,960
1,800	SCS Transportation, Inc. *	35,478
2,600	Skywest, Inc.	77,220
2,103	US Airways Group, Inc. *	70,640
1,000	US Xpress Enterprises, Inc.-Class A *	15,200
		916,127
	Utility — 6.5%
3,200	Allegheny Energy, Inc. *	89,056
5,100	Alliant Energy Corp.	144,585
1,100	Black Hills Corp.	40,205
48,200	Centerpoint Energy, Inc.	637,204
3,200	Centurytel Inc.	105,920
14,500	CMS Energy Corp. *	202,710
8,600	Duquesne Light Holdings, Inc.	145,770
200	El Paso Electric Co. *	4,326
6,500	Energy East Corp.	152,425
5,800	Great Plains Energy, Inc.	168,548
2,500	MDU Resources Group, Inc.	82,075
2,326	National Fuel Gas Co.	75,014
6,600	Northeast Utilities	122,628
8,300	NSTAR	233,147
23,400	Pepco Holdings, Inc.	507,078
4,900	Pinnacle West Capital Corp.	203,301
5,600	Puget Energy, Inc.	116,368
1,800	SCANA Corp.	71,316
3,000	Sierra Pacific Resources *	40,440
2,700	Talk America Holdings, Inc. *	25,920
28,300	TECO Energy, Inc.	494,967
5,900	Time Warner Telecom, Inc.-Class A *	55,460
1,900	Wisconsin Energy Corp.	72,105
		3,790,568
	TOTAL COMMON STOCKS (COST $56,948,217)	56,719,050

9

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 3.6%
	Repurchase Agreement(s) — 3.6%
2,132,169	Citigroup Global Markets Repurchase Agreement, dated 11/30/2005, due 12/01/2005, with a maturity value of $2,132,329 and an effective yield of 2.70%, collateralized by a U.S. Treasury Bond with a rate of 6.25%, maturity date of 05/15/2030 and a market value including accrued interest of $2,174,813.	2,132,169
	TOTAL SHORT-TERM INVESTMENT(S) (COST $2,132,169)	2,132,169
	TOTAL INVESTMENTS — 100.3% (Cost $59,080,386)	58,851,219
	Other Assets and Liabilities (net) — (0.3%)	(205,142)
	TOTAL NET ASSETS — 100.0%	$58,646,077

10

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$52,697,750	$10,172,322	$(4,018,853)	$6,153,469

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2	Russell 2000	December 2005	$678,100	$(664)

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.

Significant accounting policies

The GMO U.S. Small/Mid Cap Value Fund (the “Fund”) commenced operations following an in-kind purchase of shares by GMO Small/Mid Cap Value Fund (“Prior Owner”) effected as of the close of business on September 16, 2005 (the “Purchase Date”). For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Prior Owner’s basis and holding period in each asset contributed in kind. For accounting purposes, the Fund recorded a cost for each in-kind asset equal to the asset’s market value (determined in accordance with the Fund’s valuation procedures) as of the close of business on the Purchase Date.

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees of GMO Trust or other persons acting at their direction.

11

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts held by the Fund as of November 30, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2005, the Fund did not hold any swap contracts.

12

GMO U.S. Small/Mid Cap Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of November 30, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers. The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially. The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary. As of November 30, 2005, the Fund had no securities on loan.

13

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.4%
	Australia — 4.6%
779,120	Amcor Ltd	4,018,517
479,140	Australia and New Zealand Banking Group Ltd	8,425,818
432,827	Australian Gas Light Co Ltd	5,207,465
691,051	BHP Billiton Ltd	11,096,297
907,140	Foster’s Group Ltd	3,776,402
418,004	Macquarie Bank Ltd	20,832,368
429,716	National Australia Bank Ltd	10,237,235
1,702,007	Promina Group Ltd	6,036,260
453,052	QBE Insurance Group Ltd	6,352,648
99,292	Rio Tinto Ltd (a)	4,488,310
886,206	Santos Ltd	7,452,826
2,315,512	Telstra Corp Ltd	6,552,768
638,030	Transurban Group	3,179,839
194,603	Westfarmers Ltd	5,087,468
440,810	Woodside Petroleum Ltd	11,304,655
731,996	Woolworths Ltd	9,174,675
		123,223,551
	Austria — 0.8%
296,841	OMV AG	16,312,220
170,473	Telekom Austria AG	3,848,612
		20,160,832
	Belgium — 1.9%
158,932	AGFA-Gevaert NV (a)	3,134,975
133,364	Belgacom SA	4,445,223
40,143	Colruyt SA	5,396,634
318,816	Dexia	6,937,391
168,099	Fortis	4,980,483
61,104	KBC GROEP NV	5,298,726
45,445	Solvay SA	5,009,307
219,963	UCB SA	10,815,105
51,120	Umicore	5,494,408
		51,512,252
	Canada — 6.1%
68,200	Canadian Imperial Bank of Commerce	4,395,455
106,100	Canadian National Railway Co	8,480,543
880,300	Canadian Natural Resources	39,893,251
207,800	Canadian Pacific Railway Ltd	8,950,371
91,800	Cognos Inc *	3,068,787
145,500	Enbridge Inc	4,512,227
392,700	EnCana Corp	17,426,031
103,300	Husky Energy Inc	4,966,440
85,000	Imperial Oil Ltd	7,810,397
287,000	Nexen Inc	12,605,220
600,020	Petro-Canada	22,912,520
130,500	Royal Bank of Canada	9,957,665
110,600	Sun Life Financial Inc	4,394,043

1

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

127,800	Talisman Energy Inc	6,109,292
187,800	Teck Corp Class B	8,620,143
		164,102,385
	Denmark — 1.1%
715	AP Moller - Maersk A/S	6,709,630
405	AP Moller - Maersk A/S	3,690,529
51,930	Danske Bank A/S	5,338,826
244,800	H. Lundbeck A/S (a)	5,048,916
81,900	Novo-Nordisk A/S	4,398,335
84,100	Tele Danmark A/S Class B	5,037,941
		30,224,177
	Finland — 2.9%
364,000	Fortum Oyj	6,387,000
3,418,950	Nokia Oyj	58,274,120
591,300	Sampo Oyj Class A	9,634,233
87,500	Yit Yhtymae Oyj	3,535,957
		77,831,310
	France — 6.0%
64,654	BNP Paribas	5,094,788
105,258	Business Objects SA * (a)	4,180,393
78,677	LVMH Moet Hennessy Louis Vuitton SA (a)	6,715,206
48,893	Neopost SA	4,603,961
263,596	Peugeot SA	15,782,511
188,623	Sanofi-Aventis	15,169,918
102,546	Societe Generale	12,160,284
95,164	Suez Lyon des Eaux VVR Strip	1,122
95,164	Suez SA Class B	2,711,688
308,414	Total SA (a)	76,946,778
18,758	Vallourec	8,902,026
90,130	Vinci SA	7,170,252
		159,438,927
	Germany — 3.0%
107,075	Altana AG	5,649,190
108,098	BASF AG	7,947,463
67,706	Continental AG	5,734,655
167,649	Deutsche Boerse AG	16,534,205
448,115	Deutsche Post AG (Registered)	9,756,890
49,499	Merck KGaA	4,067,096
193,179	Schering AG	12,496,082
141,198	Stada Arzneimittel AG	4,514,816
269,368	Volkswagen AG (a)	14,083,365
		80,783,762
	Greece — 0.4%
176,810	Cosmote Mobile Communications SA	3,765,812
268,790	Hellenic Telecommunications Organization SA	5,731,737
		9,497,549

2

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Hong Kong — 1.5%
684,000	Cheung Kong Holdings Ltd	7,092,648
1,943,000	CLP Holdings Ltd	11,444,547
563,500	Esprit Holdings Ltd	3,965,791
1,618,000	Hong Kong Electric Holdings Ltd	7,881,329
386,000	Hutchison Whampoa Ltd	3,653,754
2,876,000	Li & Fung Ltd	5,794,206
		39,832,275
	Ireland — 1.5%
356,458	Allied Irish Banks Plc	7,692,722
744,808	Anglo Irish Bank Corp	10,213,953
291,342	Bank of Ireland	4,501,569
209,114	CRH Plc	5,531,986
155,571	DCC Plc	2,800,264
353,874	Grafton Group Plc *	3,294,850
226,548	Olivetti SPA	4,896,532
		38,931,876
	Italy — 5.5%
173,928	Autostrade SA	3,918,185
800,362	Banca Intesa SPA	3,855,376
2,622,875	Enel SPA (a)	20,657,648
3,795,402	ENI SPA	102,842,055
116,302	ERG SPA	2,835,163
268,573	Finmeccanica SPA	4,942,742
158,108	Luxottica Group SPA	3,894,520
219,569	Sanpaolo IMI SPA	3,323,397
		146,269,086
	Japan — 22.7%
63,960	Acom Co Ltd	3,801,547
329,700	Aeon Co Ltd	7,340,695
88,675	Aiful Corp	6,711,888
135,900	Aisin Seiki Co Ltd	4,184,802
252,000	Alps Electric Co Ltd	3,978,645
96,010	Astellas Pharma Inc	3,700,092
355,000	Bridgestone Corp	7,618,675
393,000	Chiyoda Corp	7,605,614
380,600	Chubu Electric Power Co Inc	9,074,565
141,700	Denso Corp	4,354,552
344,500	Eisai Co Ltd	13,238,421
97,200	Fanuc Ltd	7,935,334
657,000	Fuji Heavy Industries Ltd	3,508,887
107,700	Fuji Photo Film Co Ltd	3,437,001
367,300	Hoya Corp	13,239,982
208,000	Ibiden Co Ltd	11,111,782
673	Inpex Corp	4,907,072
235,600	Japan Synthetic Rubber Co Ltd	5,717,025
462	Japan Tobacco Inc	6,180,920
204,100	JFE Holdings Inc	6,417,710
299,000	JGC Corp	5,421,666

3

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

157,000	Kansai Electric Power Co Inc	3,335,125
272,000	Kao Corp	6,384,807
2,670,000	Kawasaki Heavy Industries Ltd (a)	7,440,419
616,000	Kawasaki Kisen Kaisha Ltd (a)	3,635,287
256,700	Kyushu Electric Power Co Inc	5,469,151
213,100	Leopalance21 Corp	6,815,356
1,829,000	Mazda Motor Corp	7,952,155
1,324,200	Mitsubishi Corp	26,914,026
1,702	Mitsubishi Tokyo Financial Group Inc	21,382,680
626,000	Mitsui & Co	7,678,966
1,177,000	Mitsui Chemicals Inc	6,500,458
705,000	Mitsui OSK Lines Ltd	5,170,869
656,000	Mitsui Sumitomo Insurance Co Ltd	7,475,539
1,944,000	Mitsui Trust Holding Inc	23,865,388
121,700	Nidec Corp	8,735,665
175,000	Nippon Electric Glass Co Ltd	3,559,350
645,500	Nippon Mining Holdings Inc	4,238,342
1,340,000	Nippon Steel Corp	4,520,190
1,037,000	Nippon Yusen Kabushiki Kaisha	6,281,048
451,000	Nissan Chemical Industries Ltd	6,159,610
423,100	Nissan Motor Co	4,342,005
132,600	Nitto Denko Corp	9,056,744
1,796	NTT Data Corp	6,312,730
577,000	Olympus Optical Co Ltd	14,769,401
77,400	Ono Pharmaceutical Co Ltd	3,211,947
42,600	ORIX Corp	9,137,002
2,871,000	Osaka Gas Co Ltd	9,396,629
8,051	Resona Holdings Inc *	25,865,537
134,800	Sankyo Co Ltd Gunma	6,778,239
200,000	Secom Co	10,280,891
232,000	Sharp Corp	3,585,816
36,400	Shimamura Co	4,383,433
206,700	Shin-Etsu Chemical Co Ltd	10,716,750
65,700	SMC Corp	8,774,307
683,000	Sumitomo Chemical Co Ltd	4,239,581
846,000	Sumitomo Corp	9,998,061
906,000	Sumitomo Heavy Industries Ltd	6,572,816
296,000	Taisho Pharmaceutical Co Ltd	5,318,514
1,407,800	Takeda Pharmaceutical Co Ltd	77,113,079
223,500	Terumo Corp	6,175,276
432,100	Tohoku Electric Power Co Inc	8,323,039
1,166,000	Tokyo Gas Co Ltd	4,694,211
473,000	Tokyu Land Corp	3,446,916
855,000	TonenGeneral Sekiyu KK	9,102,621
777,000	Tosoh Corp	3,441,576
112,500	Trend Micro Inc	3,751,194
127,000	Urban Corp (a)	8,432,279
155,900	Yamada Denki Co Ltd	15,975,249
		606,197,149

4

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Netherlands — 4.0%
794,267	ABN Amro Holdings NV	19,526,757
477,655	Aegon NV	7,553,263
118,018	DSM NV	4,363,615
148,638	Heineken NV	4,549,778
1,920,725	ING Groep NV	62,049,385
726,728	Koninklijke Ahold NV	5,444,700
44,131	Sbm Offshore NV	3,452,730
		106,940,228
	Norway — 1.8%
753,260	DnB NOR ASA	7,876,796
85,850	Frontline Ltd (a)	3,469,846
101,900	Norsk Hydro ASA	10,175,357
114,450	Orkla ASA	4,253,121
911,400	Statoil ASA	19,828,601
198,400	Yara International ASA	3,023,247
		48,626,968
	Singapore — 0.8%
2,651,000	Capitaland Ltd	5,130,988
942,000	Keppel Corp Ltd	6,500,844
2,531,000	Neptune Orient Lines Ltd	4,270,188
3,812,000	Sembcorp Industrie	5,998,899
23,000	Singapore Press Holdings Ltd	61,142
		21,962,061
	Spain — 3.6%
43,439	Acciona SA	4,804,962
379,167	ACS Actividades de Construccion y Servicios SA	10,905,266
173,747	Altadis SA	7,324,453
265,895	Endesa SA	6,898,477
96,179	Fomento de Construcciones y Contratas SA	5,317,581
244,710	Gas Natural SDG SA	6,663,123
54,123	Grupo Ferrovial SA	3,767,134
780,934	Iberdrola SA	20,491,939
371,813	Inditex SA	10,935,297
168,376	Indra Sistemas SA	3,312,804
53,203	Metrovacesa SA	3,404,190
177,178	Sacyr Vallehermoso SA	4,496,085
174,613	Union Fenosa SA	6,424,422
		94,745,733
	Sweden — 3.2%
245,400	Electrolux AB	5,692,117
1,073,650	Hennes & Mauritz AB Class B	33,529,357
1,196,000	Nordea AB	11,629,639
280,800	Securitas AB	4,297,816
484,100	Skanska AB Class B	7,207,140
350,000	SKF AB (B Shares)	4,551,168
658,500	Swedish Match AB	7,519,338

5

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

827,850	Tele2 AB Class B (a)	8,370,778
773,000	Telia AB	3,926,864
		86,724,217
	Switzerland — 3.0%
51,764	Alcon Inc	7,257,313
52,397	Lonza Group AG (Registered)	2,956,471
29,491	Nobel Biocare AG	6,701,315
231,406	Roche Holding AG (Non Voting)	34,634,571
8,633	Serono SA	6,332,685
6,355	Societe Generale de Surveillance Holding SA (Registered)	5,133,026
31,588	Swisscom AG (Registered)	9,869,341
87,042	UBS AG (Registered)	8,008,969
		80,893,691
	United Kingdom — 20.0%
218,182	Alliance Unichem Plc	2,802,078
2,698,953	ARM Holdings Plc	5,644,795
892,920	AstraZeneca Plc	41,004,849
1,407,571	Barclays Plc	14,295,713
485,139	Barratt Developments Plc	7,576,029
1,132,427	BHP Billiton Plc	16,941,795
4,151,726	BP Plc	45,582,316
326,767	British American Tobacco Plc	7,093,123
736,602	British Sky Broadcasting Plc	6,266,414
595,501	Cadbury Schweppes Plc	5,688,676
7,892,536	Centrica Plc	31,286,140
1,626,540	Cobham Group Plc	4,651,059
2,077,064	DSG International Plc	5,469,134
327,893	Enterprise Inns Plc	4,932,810
553,827	Firstgroup Plc	3,271,806
799,146	Gallaher Group Plc	12,123,899
1,462,014	GlaxoSmithKline Plc	36,131,661
1,108,039	HBOS Plc	16,664,697
784,200	ICAP Plc	4,900,471
1,193,305	Imperial Tobacco Group Plc	35,401,779
567,878	Lloyds TSB Group Plc	4,599,183
213,259	Man Group Plc	6,524,357
2,139,590	National Grid Plc	19,758,904
403,872	Next Plc	9,620,468
1,776,789	O2 Plc	5,996,662
481,315	Provident Financial Plc	4,940,152
364,477	Reed Elsevier Plc	3,235,372
1,193,972	Rentokil Initial Plc	3,325,353
264,880	Rio Tinto Plc	10,717,744
277,637	Royal Bank of Scotland Group	7,896,099
505,499	Royal Dutch Shell Plc B Shares	16,303,545
2,528,766	Royal Dutch Shell Plc Class A	77,874,563
1,195,627	Sage Group Plc	4,791,176
1,926,446	Scottish & Southern Energy Plc	32,600,387
566,311	Unilever Plc	5,526,863
539,121	Wimpey (George) Plc	4,071,014

6

GMO International Growth Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

238,143	Wolseley Plc	5,051,250
602,864	Yell Group Plc	5,122,424
		535,684,760
	TOTAL COMMON STOCKS (COST $2,560,958,653)	2,523,582,789

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.4%
	Germany — 0.4%
28,429	Fresenius AG (Non Voting) 1.47%	3,715,957
165,280	Volkswagen AG 3.96%	6,299,385
		10,015,342
	TOTAL PREFERRED STOCKS (COST $10,867,884)	10,015,342

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 7.1%
	Cash Equivalent(s) — 6.6%
94,800,000	BNP Paribas Time Deposit, 4.01% due 12/01/05	94,800,000
80,493,859	The Boston Global Investment Trust (b)	80,493,859
		175,293,859
	U.S. Government — 0.5%
13,900,000	U.S. Treasury Bill, 3.74%, due 02/23/06 (c) (d)	13,778,125
	TOTAL SHORT-TERM INVESTMENT(S) (COST $189,075,249)	189,071,984
	TOTAL INVESTMENTS — 101.9% (Cost $2,760,901,786)	2,722,670,115
	Other Assets and Liabilities (net) — (1.9%)	(50,091,464)
	TOTAL NET ASSETS — 100.0%	$2,672,578,651

7

GMO International Growth Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,473,906,021	$285,713,775	$(36,949,681)	$248,764,094

A summary of outstanding financial instruments as of November 30, 2005 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
2/24/2006	CHF	54,835,353	$42,025,901	$(57,743)
2/24/2006	EUR	11,019,468	13,050,819	(5,234)
2/24/2006	GBP	5,745,810	9,933,506	(98,035)
2/24/2006	JPY	29,233,254,407	246,505,455	(2,302,316)
2/24/2006	NOK	423,531,837	63,132,972	(389,420)
2/24/2006	SEK	392,679,555	48,937,483	306,579
2/24/2006	SGD	11,853,090	7,028,677	22,260
				$(2,523,909)
Sales
2/24/2006	AUD	74,463,009	$54,868,739	$(155,734)
2/24/2006	CAD	107,136,354	92,059,995	(1,258,497)
2/24/2006	DKK	170,217,223	27,047,457	(53,612)
2/24/2006	GBP	48,972,568	84,665,049	(483,443)
2/24/2006	HKD	314,744,042	40,602,128	9,573
2/24/2006	JPY	2,935,250,000	24,751,098	432,249
2/24/2006	NOK	112,143,900	16,716,518	393,132
				$(1,116,332)

8

GMO International Growth Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
658	SPI 200	December 2005	$56,224,786	$1,066,580
200	IBEX 35	December 2005	24,929,955	237,936
93	CAC40 10	December 2005	5,015,254	56,772
32	HANG SENG	December 2005	3,075,336	(15,057)
55	TOPIX	December 2005	7,046,574	644,980
2,513	OMXS 30	December 2005	28,389,722	(381,206)
773	MSCI Singapore	December 2005	24,900,541	24,324
				$1,634,329
Sells
827	S&P Toronto 60	December 2005	86,708,644	$(1,751,427)
38	DAX	December 2005	5,833,220	(147,592)
134	FTSE 100	December 2005	12,602,794	(311,227)
				$(2,210,246)

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $76,199,653 collateralized by cash in the amount of $80,493,859 which was invested in a short-term instrument.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	Rate shown represents yield-to-maturity.
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 84.5% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

9

GMO International Growth Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

Significant accounting policies

The GMO International Growth Equity Fund (the “Fund”) commenced operations following an in-kind purchase of shares by GMO International Growth Fund (“Prior Owner”) effected as of the close of business on September 16, 2005 (the “Purchase Date”). For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Prior Owner’s basis and holding period in each asset contributed in kind. For accounting purposes, the Fund recorded a cost for each in-kind asset equal to the asset’s market value (determined in accordance with the Fund’s valuation procedures) as of the close of business on the Purchase Date.

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees of GMO Trust or pursuant to procedures approved by the Trustees. A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current

10

GMO International Growth Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Schedule of Investments. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of November 30, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts held by the Fund as of November 30, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the

11

GMO International Growth Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of November 30, 2005 the Fund did not hold any written option contracts.

The Fund may also purchase put and call options. Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of November 30, 2005, the Fund did not hold any purchased option contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts disclosed in the Schedule of Investments. Such risks involve the

12

GMO International Growth Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2005, the Fund did not hold any swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers. The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially. The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary. As of November 30, 2005, the Fund had loaned securities having a market value of $76,199,653 collateralized by cash in the amount of $80,493,859 which was invested in a short-term instrument.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

13

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 90.5%
	Australia — 3.5%
147	Aristocrat Leisure Ltd	1,333
255,680	Australia and New Zealand Banking Group Ltd	4,496,208
634,907	BHP Billiton Ltd	10,194,785
186,347	Commonwealth Bank of Australia	5,739,694
606,614	Foster’s Group Ltd	2,525,320
340,129	General Property Trust Units	983,203
390,095	Investa Property Group	583,822
114,360	Macquarie Bank Ltd	5,699,442
281,594	Mirvac Group Ltd	840,254
223,516	National Australia Bank Ltd	5,324,879
153,761	Rinker Group Ltd	1,761,000
70,981	Rio Tinto Ltd (a)	3,208,564
401,619	Santos Ltd	3,377,540
1,690,151	Telstra Corp Ltd	4,783,031
150,971	Woodside Petroleum Ltd	3,871,680
288,666	Woolworths Ltd	3,618,075
		57,008,830
	Austria — 0.8%
19,929	Austrian Airlines * (a)	155,715
9,951	Boehler Uddeholm (Bearer)	1,619,095
9,955	Flughafen Wien AG	632,630
8,031	Generali Holding Vienna AG	258,937
3,657	Mayr-Melnhof Karton AG (Bearer)	487,252
1	Oesterreichische Elektrizitaetswirtschafts AG Class A	314
118,027	OMV AG	6,485,905
45,767	Telekom Austria AG	1,033,240
23,439	Voestalpine AG	2,223,219
		12,896,307
	Belgium — 1.1%
2,092	Bekaert NV	165,079
8,795	Colruyt SA	1,182,358
18,463	Delhaize Group	1,165,881
152,097	Dexia	3,309,609
278,790	Fortis	8,260,065
69,888	UCB SA	3,436,242
		17,519,234
	Canada — 2.5%
62,100	Canadian Imperial Bank of Commerce *	4,002,313
250,300	Canadian Natural Resources	11,343,043
223,500	EnCana Corp	9,917,795
13,800	Magna International Inc Class A	946,299
40,500	National Bank of Canada	2,143,985
33,900	Nexen Inc	1,488,909
146,900	Petro-Canada	5,609,562

1

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

16,600	Potash Corporation of Saskatchewan Inc	1,209,161
64,800	Royal Bank of Canada	4,944,496
		41,605,563
	Denmark — 0.4%
373	AP Moller-Maersk A/S	3,500,268
97	AP Moller-Maersk A/S	883,904
41,200	Tele Danmark A/S Class B	2,468,052
		6,852,224
	Finland — 2.5%
179,721	Fortum Oyj	3,153,511
50,600	Kesko Oyj Class B	1,312,600
62,500	Metso Oyj	1,634,352
43,750	Neste Oil Oyj *	1,273,103
1,334,368	Nokia Oyj	22,743,568
52,600	Outokumpu (a)	705,369
124,752	Rautaruukki Oyj	2,538,705
334,649	Sampo Oyj Class A	5,452,539
1,980	Stora Enso Oyj (R Shares)	25,336
62,700	Wartsila Oyj Class B	1,679,552
29,200	Yit Yhtymae Oyj	1,179,999
		41,698,634
	France — 6.2%
42,086	Alstom *	2,384,212
167,967	Arcelor	4,001,952
112,843	Axa	3,388,870
190,597	BNP Paribas	15,019,200
71,240	Business Objects SA *	2,829,345
37,721	Carrefour SA	1,632,428
50,963	Cie de Saint-Gobain	2,939,142
50,956	L’Oreal SA	3,672,388
58,636	LVMH Moet Hennessy Louis Vuitton SA (a)	5,004,675
35,615	Michelin SA Class B	1,934,063
147,639	Peugeot SA	8,839,717
29,113	Renault SA	2,262,615
182,795	Sanofi-Aventis	14,701,204
17,968	Schneider Electric SA	1,543,406
44,437	Societe Generale	5,269,504
16,008	Suez Lyon des Eaux VVPR Strip	189
16,008	Suez SA Class B	456,146
86,111	Total SA (a)	21,483,992
3,635	Vallourec	1,725,070
23,678	Vinci SA	1,883,693
		100,971,811
	Germany — 6.9%
17,598	Adidas-Salomon AG	3,086,499
79,575	Allianz AG (Registered)	11,550,949
64,682	Altana AG	3,412,570
170,987	Bankgesellschaft Berlin AG * (a)	631,714
60,468	BASF AG	4,445,662

2

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

73,794	Bayer AG	2,940,958
90,003	Bayerische Motoren Werke AG	3,954,820
185	Celesio AG	14,678
103,255	Commerzbank AG	3,044,025
156,766	DaimlerChrysler AG (Registered)	7,902,986
155,250	Depfa Bank Plc	2,333,903
45,592	Deutsche Bank AG (Registered)	4,445,881
53,437	Deutsche Boerse AG	5,270,167
126,369	E. On AG	12,022,076
67,006	Hochtief AG	2,717,373
53,349	MAN AG	2,656,278
31,623	Merck KGaA	2,598,311
82,314	Muenchener Rueckversicherungs AG (Registered)	10,738,170
36,376	RWE AG	2,509,714
40,804	Salzgitter AG	2,042,369
95,693	Schering AG	6,190,049
84,563	Suedzucker AG	1,882,033
256,513	ThyssenKrupp AG	5,157,137
144,259	TUI AG (a)	2,780,609
150,220	Volkswagen AG (a)	7,853,951
		112,182,882
	Greece — 0.1%
48,935	National Bank of Greece SA	1,910,705
	Hong Kong — 0.8%
461,200	Cheung Kong Holdings Ltd	4,782,352
502,000	CLP Holdings Ltd	2,956,852
134,000	Esprit Holdings Ltd	943,063
665,000	Hang Lung Group Co Ltd	1,292,430
592,500	Hong Kong Electric Holdings Ltd	2,886,086
295,000	Yue Yuen Industrial Holdings	791,539
		13,652,322
	Ireland — 0.7%
161,488	Allied Irish Banks Plc	3,485,073
77,494	Anglo Irish Bank Corp	1,062,717
32,827	Bank of Ireland	507,215
140,743	CRH Plc	3,723,272
65,869	DCC Plc	1,185,636
65,820	Grafton Group Plc *	612,837
		10,576,750
	Italy — 4.8%
275,221	Banca Intesa SPA	1,325,751
478,956	Banca Intesa SPA (Savings Shares)	2,204,208
561,980	Banca Monte dei Paschi di Siena SPA (a)	2,688,329
681,371	Capitalia SPA	3,807,734
2,115,958	Enel SPA (a)	16,665,192
1,150,441	ENI SPA	31,172,908
74,018	ERG SPA	1,804,381
390,515	Fiat SPA * (a)	3,170,663
177,224	Mediobanca SPA (a)	3,114,879

3

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

246,934	Sanpaolo IMI SPA	3,737,594
2,253,324	Telecom Italia Di RISP	5,347,875
577,780	UniCredito Italiano SPA	3,585,851
		78,625,365
	Japan — 23.2%
25,640	Acom Co Ltd	1,523,947
39,400	Advantest Corp	3,560,317
116,400	Aeon Co Ltd	2,591,619
126,300	Alps Electric Co Ltd	1,994,059
59,200	Astellas Pharma Inc	2,281,486
44,000	Canon Sales Co Inc	918,055
101,000	Chiyoda Corp	1,954,624
287,500	Chubu Electric Power Co Inc	6,854,801
69,200	Chugoku Electric Power Co Inc	1,309,502
193,000	Cosmo Oil Co Ltd	863,078
364,000	Daido Steel Co Ltd	2,629,159
32,350	Daiei Inc * (a)	768,083
231,448	Daiichi Sankyo Co Ltd	4,220,966
177,000	Daikyo Inc * (a)	989,789
24,400	Daito Trust Construction Co Ltd	1,188,860
103,500	Eisai Co Ltd	3,977,290
58,800	Fanuc Ltd	4,800,387
671,000	Fuji Heavy Industries Ltd	3,583,658
257,000	Furukawa Electric Co Ltd *	1,540,706
1,123,500	Haseko Corp * (a)	4,451,135
371,000	Hokuhoku Financial Group Inc	1,591,265
233,600	Honda Motor Co Ltd	12,996,118
136,300	Hoya Corp	4,913,176
105,500	Ibiden Co Ltd	5,636,024
133	Inpex Corp	969,748
74,700	Isetan Co Ltd	1,471,162
887,000	Ishikawajima-Harima Heavy Industries Co Ltd	2,258,688
573,000	Isuzu Motors Ltd (a)	2,193,367
692,000	Itochu Corp	5,194,721
278,000	Japan Steel Works Ltd (a)	1,258,682
417	Japan Tobacco Inc	5,578,882
602,000	Kajima Corp	3,014,926
182,800	Kansai Electric Power Co Inc	3,883,190
208,000	Kao Corp	4,882,499
1,120,000	Kawasaki Heavy Industries Ltd (a)	3,121,075
215,000	Keisei Electric Railway Co	1,430,760
240	Kenedix Inc	1,063,461
846,000	Kobe Steel Ltd	2,452,698
457,000	Komatsu Ltd	6,327,219
59,800	Konami Corp	1,192,289
154,200	Kyushu Electric Power Co Inc	3,285,326
101,300	Leopalance21 Corp	3,239,773
913,000	Marubeni Corp	4,501,402
76,600	Marui Co Ltd	1,437,291
309,000	Matsushita Electric Industrial Co Ltd	6,210,934

4

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

710,000	Mazda Motor Corp	3,086,949
13,000	Misawa Homes Holdings Inc *	520,070
744,100	Mitsubishi Corp	15,123,642
480,000	Mitsubishi Materials Corp	1,933,840
2,314,000	Mitsubishi Motors Corp * (a)	4,868,945
167,000	Mitsubishi Rayon Co Ltd	990,097
505	Mitsubishi Tokyo Financial Group Inc	6,344,450
626,000	Mitsui & Co	7,678,966
118,200	Mitsui Sumitomo Insurance Co Ltd	1,346,964
475,000	Mitsui Trust Holding Inc	5,831,306
1,278	Mizuho Financial Group Inc	8,971,134
543,000	NEC Corp	3,265,253
42,000	NGK Spark Plug Co Ltd	883,183
14,400	Nidec Corp	1,033,637
75,000	Nikon Corp	1,131,632
241,000	Nippon Mining Holdings Inc	1,582,402
186,000	Nippon Shinpan Co Ltd	1,673,325
2,128,000	Nippon Steel Corp	7,178,331
1,608	Nippon Telegraph & Telephone Corp	7,220,049
407,000	Nippon Yusen Kabushiki Kaisha	2,465,175
49,000	Nissan Chemical Industries Ltd	669,226
805,700	Nissan Motor Co	8,268,384
80,400	Nisshin Seifun Group Inc	782,230
61,500	Nitto Denko Corp	4,200,526
10,000	Nomura Research Institute	1,021,894
886	NTT Data Corp	3,114,187
1,832	NTT Docomo Inc	2,848,048
98,000	Obayashi Corp	689,245
82,000	Olympus Optical Co Ltd	2,098,944
41,700	Ono Pharmaceutical Co Ltd	1,730,468
21,000	ORIX Corp	4,504,156
1,041,000	Osaka Gas Co Ltd	3,407,137
446,000	Penta Ocean Construction Co, Ltd * (a)	866,668
22,400	Promise Co Ltd	1,350,568
2,228	Resona Holdings Inc *	7,157,920
29,200	Sankyo Co Ltd Gunma	1,468,283
35,000	Secom Co	1,799,156
126,000	Sharp Corp	1,947,469
385,000	Shimizu Corp	2,523,578
44,100	Shin-Etsu Chemical Co Ltd	2,286,447
16,800	Shinko Electric Industries	1,288,748
65,000	Shizuoka Bank Ltd/The	631,667
24,900	SMC Corp	3,325,422
283,600	Sojitz Corp * (a)	1,575,990
345,700	Sumitomo Corp	4,085,496
236,000	Sumitomo Light Metal Industry	546,265
2,394,000	Sumitomo Metal Industries Ltd	8,226,914
395,000	Taiheiyo Cement Co Ltd	1,583,832
596,000	Taisei Corp	2,540,985
108,000	Taisho Pharmaceutical Co Ltd	1,940,539
103,000	Takashimaya Co Ltd	1,592,846

5

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

639,000	Takeda Pharmaceutical Co Ltd	35,001,603
422,000	Teijin Ltd	2,298,709
91,600	Terumo Corp	2,530,896
188,600	Tohoku Electric Power Co Inc	3,632,782
187,000	Tokuyama Corp	2,153,186
114,100	Tokyo Electric Power Co Inc	2,741,268
61,700	Tokyo Electron Ltd	3,730,469
573,000	Tokyo Gas Co Ltd	2,306,847
7,300	Tokyo Seimitsu Co Ltd	394,598
261,000	Tokyu Land Corp	1,901,998
209,000	TonenGeneral Sekiyu KK	2,225,085
518,000	Toshiba Corp	2,713,491
743,000	Ube Industries Ltd	1,901,988
38,000	Urban Corp (a)	2,523,044
47,900	Yamada Denki Co Ltd	4,908,367
46,000	Yamaha Corp Ltd	716,739
108,000	Yamato Transport Co Ltd	1,770,000
110,000	Yaskawa Electric Corp * (a)	1,042,340
		379,802,195
	Netherlands — 5.6%
921,769	ABN Amro Holdings NV	22,661,346
828,842	Aegon NV	13,106,661
64,092	Akzo Nobel NV	2,871,299
161,023	Buhrmann NV	2,126,884
20,135	Corio NV	1,057,314
115,235	DSM NV	4,260,716
639,954	Hagemeyer NV * (a)	1,768,335
45,139	Heineken Holding NV	1,322,377
114,985	Heineken NV	3,519,666
972,203	ING Groep NV	31,407,202
317,859	Koninklijke Ahold NV *	2,381,423
70,205	Unilever NV	4,703,278
12,380	Wereldhave NV	1,163,313
		92,349,814
	Norway — 0.9%
144,317	DnB NOR ASA	1,509,114
50,000	Norsk Hydro ASA	4,992,815
69,700	Orkla ASA	2,590,149
266,300	Statoil ASA	5,793,676
		14,885,754
	Singapore — 0.8%
1,253,000	Capitaland Ltd	2,425,171
237,000	ComfortDelgro Corp Ltd	209,975
577,000	DBS Group Holdings Ltd	5,584,405
345,000	Keppel Corp Ltd	2,380,882
478,000	MobileOne Ltd	573,402
919,000	Singapore Telecommunications	1,361,071
		12,534,906

6

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Spain — 2.3%
90,098	ACS Actividades de Construccion y Servicios SA	2,591,319
41,128	Altadis SA	1,733,786
334,826	Banco Santander Central Hispano SA	4,242,524
323,799	Endesa SA	8,400,760
16,969	Fomento de Construcciones y Contratas SA	938,189
42,945	Gas Natural SDG SA	1,169,334
358,768	Iberdrola SA	9,414,178
325,562	Repsol YPF SA	9,559,168
		38,049,258
	Sweden — 1.5%
102,000	Atlas Copco AB Class A Shares	2,037,024
138,600	Electrolux AB	3,214,863
290,100	Hennes & Mauritz AB Class B	9,059,625
284,461	Nordea AB	2,766,036
320,490	Swedish Match AB	3,659,640
366,850	Tele2 AB Class B (a)	3,709,392
		24,446,580
	Switzerland — 4.1%
222,576	Credit Suisse Group	10,797,107
31,916	Logitech International SA *	1,458,252
41,590	Nestle SA (Registered)	12,280,354
4,491	Roche Holding AG (Bearer)	740,843
132,739	Roche Holding AG (Non Voting)	19,867,066
3,420	Serono SA	2,508,721
14,114	Swisscom AG (Registered)	4,409,772
75,443	Zurich Financial Services AG *	15,330,644
		67,392,759
	United Kingdom — 21.8%
104,236	Alliance & Leicester Plc	1,602,606
832,230	ARM Holdings Plc	1,740,589
523,628	AstraZeneca Plc	24,046,148
459,275	Aviva Plc	5,431,936
388,739	BAE Systems Plc	2,266,679
781,630	Barclays Plc	7,938,468
241,542	Barratt Developments Plc	3,771,969
401,645	BBA Group Plc	2,168,702
80,281	Berkeley Group Holdings	1,404,361
252,426	BG Group Plc	2,350,861
621,582	BHP Billiton Plc	9,299,244
381,005	Boots Group Plc	3,921,587
1,024,816	BP Plc	11,251,582
464,156	British American Tobacco Plc	10,075,422
177,198	British Sky Broadcasting Plc	1,507,457
3,080,744	BT Group Plc	11,324,526
96,808	Bunzl Plc	987,514
1,030,489	Cable & Wireless Plc	2,116,394
591,123	Cadbury Schweppes Plc	5,646,854
1,580,535	Centrica Plc	6,265,266

7

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,055,844	Cobham Group Plc	3,019,165
458,194	Compass Group Plc	1,670,015
57,902	Diageo Plc	833,265
1,157,539	DSG International Plc	3,047,926
105,794	Exel Plc	2,207,936
263,762	Gallaher Group Plc	4,001,551
1,884,022	GlaxoSmithKline Plc	46,561,008
294,150	GUS Plc	4,544,927
396,506	Hanson Plc	4,066,941
1,075,871	HBOS Plc	16,180,897
181,378	IMI Plc	1,469,808
426,950	Imperial Tobacco Group Plc	12,666,325
2,165,083	Invensys Plc *	653,735
900,863	ITV Plc	1,685,500
483,435	J Sainsbury Plc	2,370,475
654,001	Kingfisher Plc	2,535,242
1,237,316	Lloyds TSB Group Plc	10,020,889
105,401	Man Group Plc	3,224,594
713,857	National Grid Plc	6,592,399
157,418	Next Plc	3,749,789
354,428	Prudential Plc	3,221,683
214,154	Rank Group Plc	1,139,262
375,442	Rio Tinto Plc	15,191,374
393,494	Rolls-Royce Group Plc *	2,645,809
1,832,363	Royal & Sun Alliance Insurance Group	3,586,444
427,068	Royal Bank of Scotland Group	12,145,973
251,375	Royal Dutch Shell Plc B Shares	8,107,441
929,463	Royal Dutch Shell Plc Class A	28,623,259
452,000	Scottish & Southern Energy Plc	7,648,995
443,416	Scottish Power Plc	4,063,004
122,212	Severn Trent Plc	2,116,559
173,525	Smith WH Plc	1,170,873
199,635	Tate & Lyle Plc	1,887,938
532,967	Taylor Woodrow Plc	3,127,282
323,390	Unilever Plc	3,156,097
119,919	United Utilities Plc	1,337,199
2,687,423	Vodafone Group Plc	5,782,413
335,334	Wimpey (George) Plc	2,532,176
151,958	Wolseley Plc	3,223,181
		356,927,514
	TOTAL COMMON STOCKS (COST $1,479,176,163)	1,481,889,407

8

GMO International Core Equity Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.6%
	Germany — 0.5%
19,250	Fresenius AG (Non Voting) 1.47%	2,516,169
23,945	Henkel KGaA 1.88%	2,308,775
7,294	RWE AG 4.46%	432,371
86,330	Volkswagen AG 3.96%	3,290,331
		8,547,646
	Italy — 0.1%
454,880	Compagnia Assicuratrice Unipol 5.56%	1,038,284
	TOTAL PREFERRED STOCKS (COST $10,045,016)	9,585,930

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Italy — 0.0%
390,515	Fiat SPA Rights, Expires 12/23/05 *	967
	TOTAL RIGHTS AND WARRANTS (COST $2,538)	967

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 12.2%
	Cash Equivalent(s) — 11.7%
49,500,000	Barclays Time Deposit, 4.04%, due 12/01/05	49,500,000
64,541,160	Boston Global Investment Trust (b)	64,541,160
78,100,000	ING Bank Time Deposit, 4.04%, due 12/01/05	78,100,000
		192,141,160
	U.S. Government — 0.5%
8,350,000	U.S. Treasury Bill, 3.74%, due 02/23/06 (c) (d)	8,276,787
	TOTAL SHORT-TERM INVESTMENT(S) (COST $200,418,869)	200,417,947
	TOTAL INVESTMENTS — 103.3% (Cost $1,689,642,586)	1,691,894,251
	Other Assets and Liabilities (net) — (3.3%)	(53,794,850)
	TOTAL NET ASSETS — 100.0%	$1,638,099,401

9

GMO International Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,566,316,022	$143,604,406	$(18,026,177)	$125,578,229

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
2/24/2006	CHF	34,469,160	$26,417,218	$8,727
2/24/2006	EUR	17,811,705	21,095,150	(8,639)
2/24/2006	JPY	14,154,497,204	119,355,879	(1,025,727)
2/24/2006	NOK	283,738,241	42,294,904	(429,968)
2/24/2006	SEK	446,958,178	55,701,928	431,529
2/24/2006	SGD	1,843,809	1,093,347	4,815
				$(1,019,263)
Sales
2/24/2006	AUD	39,100,201	$28,811,335	$(242,358)
2/24/2006	CAD	692,167	594,764	(9,560)
2/24/2006	DKK	29,416,640	4,674,294	(26,145)
2/24/2006	EUR	27,498,824	32,568,012	(55,773)
2/24/2006	GBP	52,921,380	91,491,857	(212,913)
2/24/2006	HKD	16,533,014	2,132,767	372
				$(546,377)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
95	SPI 200	December 2005	$8,117,560	$(16,407)
214	DAX	December 2005	32,850,241	1,243,036
28	IBEX 35	December 2005	3,490,194	(16,350)
198	CAC 40	December 2005	10,677,637	(33,678)
305	FTSE 100	December 2005	28,685,463	(262,736)
25	Hang Seng	December 2005	2,402,606	(25,517)
81	S&P/MIB	December 2005	16,302,157	369,357
220	TOPIX	December 2005	28,186,295	1,112,762
197	OMXS 30	December 2005	2,225,537	(21,619)
236	MSCI	December 2005	7,602,235	7,394
				$2,356,602
Sells
273	S&P Toronto 60	December 2005	$28,623,289	$(278,712)

10

GMO International Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $60,849,668 collateralized by cash in the amount of $64,541,160 which was invested in a short-term instrument.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	Rate shown represents yield-to-maturity.
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 85.8% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
SEK – Swedish Krona
SGD – Singapore Dollar

Significant accounting policies

The GMO International Core Equity Fund (the “Fund”) commenced operations following an in-kind purchase of shares by GMO International Disciplined Equity Fund (“Prior Owner”) effected as of the close of business on September 16, 2005 (the “Purchase Date”). For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Prior Owner’s basis and holding period in each asset contributed in kind. For accounting purposes, the Fund recorded a cost for each in-kind asset equal to the asset’s market value (determined in accordance with the Fund’s valuation procedures) as of the close of business on the Purchase Date.

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official

11

GMO International Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund’s investments will be valued at “fair value”, as determined in good faith by the Trustees of GMO Trust or pursuant to procedures approved by the Trustees.

A security’s value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect that security’s value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of November 30, 2005.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the

12

GMO International Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Fund’s exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts held by the Fund as of November 30, 2005.

Options

The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, obligating the Fund to sell the underlying investment at a set price to the option-holder at any time during the specified time period and, in the case of a put option, obligating the Fund to purchase the underlying investment at a set price from the option-holder at any time during a specified time period. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or  closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of November 30, 2005 the Fund did not hold any written options contracts.

The Fund may also purchase put and call options. Purchasing options increases the Fund’s exposure to the underlying investment by, in the case of a call option, entitling the Fund to purchase the underlying investment at a set price from the writer of the option at any time during a specified time period and, in the case of a put option, entitling the Fund to sell the underlying investment at a set price to the writer of the option at any time during a specified time period. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of November 30, 2005 the Fund did not hold any purchased options contracts.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

13

GMO International Core Equity Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.

The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss.   Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2005, the Fund did not hold any swap agreements.

Security lending

The Fund may lend its securities to certain qualified brokers. The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially. The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary. As of November 30, 2005, the Fund had loaned securities having a market value of $60,849,668 collateralized by cash in the amount of $64,541,160 which was invested in a short-term instrument.

Investment Risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

14

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%
	Automotive — 3.1%
3,600	American Axle & Manufacturing Holdings, Inc.	76,536
4,800	ArvinMeritor, Inc.	63,840
6,700	Dana Corp.	46,699
98,454	Ford Motor Co.	800,431
33,382	General Motors Corp.	731,066
2,000	Goodyear Tire & Rubber Co. (The) *	34,260
6,100	Harley-Davidson, Inc.	328,546
6,700	Johnson Controls, Inc.	465,315
12,200	Lear Corp.	339,648
		2,886,341
	Construction — 5.5%
11,900	Annaly Mortgage Management, Inc. REIT	139,825
1,600	Apartment Investment & Management Co.	61,968
3,400	Archstone-Smith Trust REIT	142,154
1,400	AvalonBay Communities, Inc. REIT	128,030
4,700	Beazer Homes USA, Inc.	328,859
1,200	CBL & Associates Properties, Inc. REIT	48,300
8,500	Centex Corp.	610,725
16,833	D.R. Horton, Inc.	596,562
9,000	Equity Office Properties Trust REIT	280,620
5,100	Equity Residential REIT	207,876
1,200	iStar Financial, Inc. REIT	44,592
1,200	Jacobs Engineering Group, Inc. *	77,964
5,700	KB Home	397,689
600	Lafarge North America, Inc.	33,000
7,300	Lennar Corp. - Class A	421,064
1,800	Martin Marietta Materials, Inc.	135,198
3,931	MDC Holdings, Inc.	267,819
9,200	Pulte Homes, Inc.	382,996
5,500	Ryland Group, Inc.	393,470
5,900	Standard-Pacific Corp.	222,371
2,300	Toll Brothers, Inc. *	79,120
1,300	USG Corp. *	79,560
		5,079,762
	Consumer Goods — 6.3%
49,100	Altria Group, Inc.	3,573,989
1,400	Columbia Sportswear Co. *	65,072
11,900	Eastman Kodak Co.	285,243
12,300	Jones Apparel Group, Inc.	353,748
8,700	Liz Claiborne, Inc.	303,456
7,900	Maytag Corp.	140,462
7,100	Mohawk Industries, Inc. *	624,658
6,500	Whirlpool Corp.	532,025
		5,878,653

1

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Financial — 29.2%
25,700	Aflac, Inc.	1,233,600
200	AG Edwards, Inc.	8,814
200	Allmerica Financial Corp. *	7,990
9,300	AMBAC Financial Group, Inc.	713,217
3,200	American Financial Group, Inc.	118,880
7,400	American International Group, Inc.	496,836
1,900	AmeriCredit Corp. *	47,120
3,900	AmerUs Group Co.	229,047
2,100	AmSouth Bancorp	55,839
7,900	AON Corp.	287,639
800	Associated Banc Corp.	26,224
3,300	Astoria Financial Corp.	93,324
73,772	Bank of America Corp.	3,385,397
12,200	BB&T Corp.	519,110
1,680	Bear Stearns Cos. (The), Inc.	186,463
3,400	Chubb Corp.	329,256
40,300	Citigroup, Inc.	1,956,565
9,700	Comerica, Inc.	559,399
700	Commerce Group, Inc.	40,642
2,000	Countrywide Financial Corp.	69,620
600	Erie Indemnity Co.-Class A	31,800
45,500	Fannie Mae	2,186,275
12,437	Fidelity National Financial, Inc.	470,367
10,200	First American Corp.	479,910
6,000	First Horizon National Corp.	233,520
3,800	Flagstar Bancorp, Inc.	57,266
700	Franklin Resources, Inc.	65,016
11,300	Freddie Mac	705,685
2,200	Hartford Financial Services Group, Inc.	192,214
1,400	IndyMac Bancorp, Inc.	53,592
4,800	Jefferson Pilot Corp.	266,640
34,480	JPMorgan Chase & Co.	1,318,860
3,600	KeyCorp	119,376
3,800	Lehman Brothers Holdings, Inc.	478,800
6,800	Lincoln National Corp.	353,464
5,200	Loews Corp.	502,216
3,400	Marsh & McLennan Cos., Inc.	105,026
1,400	MBIA, Inc.	86,492
60,900	MBNA Corp.	1,630,293
4,500	Metlife, Inc.	231,480
6,700	MGIC Investment Corp.	436,170
6,400	Morgan Stanley	358,592
33,972	National City Corp.	1,151,991
3,300	Nationwide Financial Services, Inc.-Class A	139,095
11,500	Old Republic International Corp.	305,900
2,150	People’s Bank	66,908
5,300	PMI Group (The), Inc.	215,180
3,000	PNC Financial Services Group, Inc.	191,310
2,000	Protective Life Corp.	88,360

2

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

1,700	Prudential Financial, Inc.	131,580
6,600	Radian Group, Inc.	373,296
801	Regions Financial Corp.	26,986
700	StanCorp Financial Group, Inc.	72,128
400	Student Loan Corp.	84,444
1,300	Suntrust Banks, Inc.	94,562
10,700	Torchmark Corp.	579,084
1,200	Trustmark Corp.	34,320
37,700	UnumProvident Corp.	829,400
900	Wachovia Corp.	48,060
2,650	Washington Federal, Inc.	64,315
42,184	Washington Mutual, Inc.	1,737,559
1,900	Webster Financial Corp.	90,934
1,400	WellChoice, Inc. *	108,430
800	Zions Bancorporation	60,504
		27,222,382
	Food & Beverage — 1.2%
4,200	Archer Daniels Midland Co.	98,994
2,900	Dean Foods Co. *	110,751
15,700	Sara Lee Corp.	283,542
34,724	Tyson Foods, Inc.-Class A	584,405
		1,077,692
	Health Care — 13.4%
4,800	Aetna, Inc.	443,952
7,200	AmerisourceBergen Corp.	578,520
18,300	Bristol-Myers Squibb Co.	395,097
5,800	Cardinal Health, Inc.	370,910
4,200	Cigna Corp.	472,584
3,900	Express Scripts, Inc. *	329,394
6,500	Health Net, Inc. *	331,695
2,600	Humana, Inc. *	119,158
5,300	King Pharmaceuticals, Inc. *	83,369
3,900	Lincare Holdings, Inc. *	167,427
22,800	McKesson Corp.	1,146,840
3,100	Medco Health Solutions, Inc. *	166,315
76,500	Merck & Co., Inc.	2,249,100
1,300	Omnicare, Inc.	74,035
137,800	Pfizer, Inc.	2,921,360
3,900	Tenet Healthcare Corp. *	30,498
43,600	UnitedHealth Group, Inc.	2,609,896
		12,490,150
	Machinery — 0.1%
2,200	Caterpillar, Inc.	127,116
	Manufacturing — 0.6%
5,400	General Electric Co.	192,888
4,500	SPX Corp.	211,860
1,100	Textron, Inc.	86,790
1,900	United Technologies Corp.	102,296
		593,834

3

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Oil & Gas — 6.6%
700	Amerada Hess Corp.	85,764
1,200	Anadarko Petroleum Corp.	108,732
4,200	Apache Corp.	274,176
5,700	Burlington Resources, Inc.	411,825
18,718	ConocoPhillips	1,132,626
1,700	Ensco International, Inc.	80,512
2,000	EOG Resources, Inc.	143,500
34,000	Exxon Mobil Corp.	1,973,020
3,600	Helmerich & Payne, Inc.	208,872
5,100	Marathon Oil Corp.	302,379
2,800	Murphy Oil Corp.	138,488
6,700	Occidental Petroleum Corp.	531,310
1,300	Sunoco, Inc.	100,360
1,800	Tesoro Corp.	99,126
6,100	Valero Energy Corp.	586,820
		6,177,510
	Primary Process Industry — 0.2%
2,200	Air Products & Chemicals, Inc.	130,174
1,600	PPG Industries, Inc.	97,168
		227,342
	Retail Stores — 8.6%
12,500	Albertson’s, Inc.	293,750
3,000	Bed Bath & Beyond, Inc. *	127,980
2,000	Dollar Tree Stores, Inc. *	45,920
68,300	Home Depot, Inc.	2,853,574
12,100	Kroger Co. *	235,466
21,100	Lowe’s Cos., Inc.	1,423,828
2,500	Office Depot, Inc. *	74,200
5,900	Rent-A-Center, Inc. *	115,345
23,500	Safeway, Inc.	546,375
8,800	Supervalu, Inc.	287,936
9,400	TJX Cos., Inc.	210,654
1,600	Walgreen Co.	73,088
35,300	Wal-Mart Stores, Inc.	1,714,168
		8,002,284
	Services — 1.9%
7,650	Applebee’s International, Inc.	175,338
7,700	Brinker International, Inc.	305,536
1,400	CBRL Group, Inc.	51,786
2,200	Darden Restaurants, Inc.	78,716
6,700	Gannett Co., Inc.	412,854
1,600	McDonald’s Corp.	54,160
1,600	Omnicom Group	135,296
6,400	Outback Steakhouse, Inc.	257,792
1,600	Regis Corp.	63,920
3,000	Sabre Holdings Corp.	68,610
3,100	Wendy’s International, Inc.	157,418
		1,761,426

4

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Technology — 6.8%
3,700	Affiliated Computer Services, Inc.-Class A *	206,386
3,300	American Power Conversion Corp.	73,953
400	Arrow Electronics, Inc. *	12,400
69,400	Dell, Inc. *	2,093,104
2,000	Electronic Data Systems Corp.	46,100
15,200	EMC Corp. *	211,736
30,500	First Data Corp.	1,319,735
1,200	Goodrich Corp.	46,224
2,900	Harris Corp.	129,282
44,887	Hewlett-Packard Co.	1,331,797
17,500	Ingram Micro, Inc.-Class A *	328,650
1,900	Lexmark International, Inc. *	90,478
2,100	Lockheed Martin Corp.	127,260
600	NCR Corp. *	20,370
7,400	Tech Data Corp. *	290,894
		6,328,369
	Transportation — 0.5%
3,600	Burlington Northern Santa Fe Corp.	238,248
3,400	Union Pacific Corp.	260,236
		498,484
	Utility — 12.3%
14,700	American Electric Power Co., Inc.	537,138
121,096	AT&T, Inc.	3,016,501
41,200	BellSouth Corp.	1,123,112
11,800	Centerpoint Energy, Inc.	155,996
1,800	CMS Energy Corp. *	25,164
2,700	Consolidated Edison, Inc.	122,958
2,900	Constellation Energy Group, Inc.	153,671
3,300	DTE Energy Co.	144,012
14,400	Duke Energy Corp.	386,784
2,200	Duquesne Light Holdings, Inc.	37,290
3,500	Edison International	157,920
21,500	El Paso Corp.	236,285
2,500	Entergy Corp.	175,000
5,700	Exelon Corp.	296,628
4,100	FirstEnergy Corp.	192,536
7,900	FPL Group, Inc.	334,881
1,600	Great Plains Energy, Inc.	46,496
2,000	Kinder Morgan, Inc.	181,200
2,400	NiSource, Inc.	51,672
2,400	PG&E Corp.	88,272
3,500	PPL Corp.	102,900
9,800	Progress Energy, Inc.	438,844
3,600	Public Service Enterprise Group, Inc.	225,792
1,600	Puget Energy, Inc.	33,248
800	Questar Corp.	59,648
3,400	Sempra Energy	149,430
4,900	Southern Co. (The)	170,079
4,000	TECO Energy, Inc.	69,960

5

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

83,152	Verizon Communications, Inc.	2,659,201
3,900	Xcel Energy, Inc.	72,189
		11,444,807
	TOTAL COMMON STOCKS (COST $90,343,619)	89,796,152

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Technology — 0.0%
800	Seagate Technology, Inc. Rights (a)	8
	TOTAL RIGHTS AND WARRANTS (COST $0)	8

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 4.0%
	Repurchase Agreement(s) — 3.9%
3,651,303	Citigroup Global Markets Repurchase Agreement, dated 11/30/05, due 12/01/05, with a maturity value of $3,651,577 and an effective yield of 2.70%, collateralized by U.S. Treasury Bonds with a rate of 6.25%, maturity date of 5/15/30 and a market value, including accrued interest, of $3,724,330.	3,651,303
	U.S. Government — 0.1%
50,000	U.S. Treasury Bill, 3.81%, due 3/23/06 (b) (c)	49,403
	TOTAL SHORT-TERM INVESTMENT(S) (COST $3,700,722)	3,700,706
	TOTAL INVESTMENTS — 100.3% (Cost $94,044,341)	93,496,866
	Other Assets and Liabilities (net) — (0.3%)	(243,320)
	TOTAL NET ASSETS — 100.0%	$93,253,546

6

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$89,312,926	$9,360,364	$(5,176,424)	$4,183,940

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
6	S&P 500	December 2005	$1,876,650	$(24,642)

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
REIT – Real Estate Investment Trust
*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(b)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
(c)	Rate shown represents yield-to-maturity.

Significant accounting policies

The GMO U.S. Intrinsic Value Fund (the “Fund”) commenced operations following an in-kind purchase of shares by GMO Intrinsic Value Fund (“Prior Owner”) effected as of the close of business on September 16, 2005 (the “Purchase Date”). For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Prior Owner’s basis and holding period in each asset contributed in kind. For accounting purposes, the Fund recorded a cost for each in-kind asset equal to the asset’s market value (determined in accordance with the Fund’s valuation procedures) as of the close of business on the Purchase Date.

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and which are consistently followed by the Fund.

7

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees of GMO Trust or other persons acting at their direction.

Futures contracts

The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Schedule of Investments. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts held by the Fund as of November 30, 2005.

Swap agreements

The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or “baskets” of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may

8

GMO U.S. Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

be set aside as collateral by the Fund’s custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are realized upon early termination of the swap agreement. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Schedule of Investments.

Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of November 30, 2005 the Fund did not hold any swap agreements.

Repurchase agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreement(s) held by the Fund as of November 30, 2005.

Security lending

The Fund may lend its securities to certain qualified brokers. The loans are collateralized with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in loaned securities should the borrower of the securities fail financially. The Fund receives compensation for lending its securities and incurs expenses related to interest and other fees paid to the intermediary. As of November 30, 2005, the Fund had no securities on loan.

9

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.2%
	Australia — 0.6%
71,062	BHP Billiton Ltd	1,141,052
125,470	Qantas Airways Ltd	348,250
		1,489,302
	Austria — 0.7%
1,646	Boehler Uddeholm (Bearer)	267,815
13,384	OMV AG	735,487
10,387	Telekom Austria AG	234,498
4,267	Voestalpine AG	404,730
		1,642,530
	Belgium — 1.9%
43,078	Dexia	937,371
54,266	Fortis	1,607,808
11,207	KBC GROEP NV	971,832
2,430	Solvay SA	267,854
12,286	UCB SA	604,076
		4,388,941
	Canada — 2.3%
21,000	BCE Inc	497,347
4,900	Canadian National Railway Co	391,656
20,600	Canadian Natural Resources	933,546
18,000	EnCana Corp	798,749
8,000	Husky Energy Inc	384,623
8,200	Imperial Oil Ltd	753,474
22,800	Petro - Canada	870,647
9,300	Royal Bank of Canada	709,627
		5,339,669
	Cayman Islands — 0.1%
4,100	Global Santa Fe Corp	185,976
	Denmark — 0.2%
7,400	Tele Danmark A/S Class B	443,291
	Finland — 1.4%
47,000	Fortum Oyj	824,695
53,700	Nokia Oyj	915,287
18,600	Rautaruukki Oyj	378,510
26,800	Sampo Oyj Class A	436,661
39,600	UPM-Kymmene Oyj	743,359
		3,298,512
	France — 3.1%
13,858	Air France	257,289
3,383	Assurances Generales de France	329,424
17,929	BNP Paribas	1,412,820
8,777	Carrefour SA	379,837
3,463	Casino Guichard-Perrachon SA	227,202
9,322	Cie de Saint-Gobain	537,619
3,247	Lafarge SA	277,479

1

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

4,215	Michelin SA Class B	228,894
10,042	Peugeot SA	601,253
1,359	Pinault-Printemps-Redoute SA *	146,056
8,828	Renault SA	686,098
11,946	Sanofi-Aventis	960,752
3,472	Suez Lyon des Eaux VVR Strip	41
18,283	Suez SA	520,058
3,472	Suez SA Class B	98,934
2,076	Total SA	517,945
		7,181,701
	Germany — 3.8%
7,935	Altana AG	418,644
11,728	BASF AG	862,253
17,395	Bayer AG	693,254
21,478	Bayerische Motoren Werke AG	943,764
3,624	Continental AG	306,950
2,799	Deutsche Boerse AG	276,048
12,175	Deutsche Post AG (Registered)	265,088
4,685	E. On AG	445,706
6,979	Hannover Rueckversicherungs AG (Registered)	232,253
4,245	Hypo Real Estate Holding AG	220,410
19,089	KarstadtQuelle AG * (a)	246,402
4,026	Linde AG	287,983
2,527	Merck KGaA	207,632
5,799	Muenchener Rueckversicherungs AG (Registered)	756,501
9,875	RWE AG	681,312
8,567	Schering AG	554,170
25,639	ThyssenKrupp AG	515,466
16,828	Volkswagen AG	879,818
		8,793,654
	Hong Kong — 0.6%
107,000	CLP Holdings Ltd	630,245
167,000	Hong Kong & China Gas	354,069
98,000	Hong Kong Electric Holdings Ltd	477,361
		1,461,675
	Ireland — 0.5%
12,574	Allied Irish Banks Plc	271,360
7,433	Anglo Irish Bank Corp	101,933
55,572	Bank of Ireland	858,651
		1,231,944
	Italy — 3.1%
91,278	Banca Intesa SPA	439,690
15,074	Banche Popolari Unite Scrl	330,606
57,105	Capitalia SPA	319,122
185,817	Enel SPA	1,463,486
99,990	ENI SPA	2,709,378
40,628	Fiat SPA * (a)	329,866
20,076	Sanpaolo IMI SPA	303,870
198,624	Telecom Italia Di RISP	471,400

2

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

184,532	Telecom Italia SPA	514,776
46,035	UniCredito Italiano SPA	285,705
		7,167,899
	Japan — 13.0%
4,000	Advantest Corp	361,454
42,700	Chubu Electric Power Co Inc	1,018,087
54,000	Cosmo Oil Co Ltd	241,483
73,000	Dainippon Ink and Chemicals Inc	264,678
10,700	Eisai Co Ltd	411,179
9,700	Electric Power Development Co	313,882
88,000	Fuji Heavy Industries Ltd	469,988
36,000	Furukawa Electric Co Ltd *	215,819
85,000	Hitachi Ltd	572,567
57,000	Hokuhoku Financial Group Inc	244,480
20,300	Honda Motor Co Ltd	1,129,372
7,000	Hoya Corp	252,327
153,000	Isuzu Motors Ltd (a)	585,663
112,000	Itochu Corp	840,764
53	Japan Tobacco Inc	709,067
32,000	Kajima Corp	160,262
35,200	Kansai Electric Power Co Inc	747,748
12,000	Kao Corp	281,683
18,000	Kawasaki Kisen Kaisha Ltd	106,226
143,000	Kobe Steel Ltd	414,581
25,800	Kyushu Electric Power Co Inc	549,685
146,000	Marubeni Corp	719,830
77,000	Mazda Motor Corp	334,782
90,800	Mitsubishi Corp	1,845,487
108,000	Mitsubishi Motors Corp (a)	227,245
93,000	Mitsui & Co	1,140,805
32,000	Mitsui Chemicals Inc	176,733
34,000	Mitsui Trust Holding Inc	417,399
127	Mizuho Financial Group Inc	891,498
32,000	Nippon Mining Holdings Inc	210,111
91,000	Nissan Motor Co	933,875
53	NTT Data Corp	186,289
20,000	Olympus Optical Co Ltd	511,938
1,400	ORIX Corp	300,277
110,000	Osaka Gas Co Ltd	360,024
170	Resona Holdings Inc *	546,161
2,000	Sega Sammy Holdings Inc	64,172
42,000	Shimizu Corp	275,299
91,000	Sumitomo Corp	1,075,442
162,000	Sumitomo Metal Industries Ltd	556,708
71,000	Taisei Corp	302,701
23,000	Taisho Pharmaceutical Co Ltd	413,263
37,300	Takeda Pharmaceutical Co Ltd	2,043,130
30,500	Tohoku Electric Power Co Inc	587,486
38,100	Tokyo Electric Power Co Inc	915,358
51,000	TonenGeneral Sekiyu KK	542,963
18,000	Toppan Printing Co Ltd	197,190

3

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

13,900	Toyo Seikan Kaisha Ltd	208,314
77,300	Toyota Motor Corp	3,733,034
14,000	UNY Co Ltd	190,218
3,000	Urban Corp	199,188
62	West Japan Railway Co	237,072
8,700	Yamaha Motor Co Ltd	198,021
		30,433,008
	Netherlands — 3.6%
79,773	ABN Amro Holdings NV	1,961,189
55,645	Aegon NV	879,927
12,613	Akzo Nobel NV	565,058
4,597	Corio NV	241,394
6,978	DSM NV	258,006
14,733	Heineken NV	450,974
107,166	ING Groep NV	3,462,018
35,698	Koninklijke Ahold NV	267,452
3,668	Rodamco Europe NV	288,918
		8,374,936
	Norway — 1.2%
30,000	DnB NOR ASA	313,708
4,050	Frontline Ltd	163,691
4,360	Norsk Hydro ASA	435,373
6,800	Orkla ASA	252,697
65,400	Statoil ASA	1,422,856
8,800	Yara International ASA	134,096
		2,722,421
	Singapore — 1.4%
184,000	Capitaland Ltd	356,130
27,000	Fraser & Neave Ltd	276,217
41,000	Keppel Corp Ltd	282,945
129,000	Keppel Land Ltd	289,585
97,000	MobileOne Ltd	116,360
208,000	Sembcorp Industrie	327,327
264,000	Singapore Technologies Engineering Ltd	410,334
895,000	Singapore Telecommunications	1,325,526
		3,384,424
	Spain — 0.6%
23,991	Endesa SA	622,431
25,925	Iberdrola SA	680,280
		1,302,711
	Sweden — 0.9%
13,100	Electrolux AB	303,858
25,650	Hennes & Mauritz AB Class B	801,032
61,500	Nordea AB	598,012
9,100	Svenska Cellulosa Class B	315,370
12,200	Swedish Match AB	139,310
		2,157,582

4

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Switzerland — 1.4%
4,400	Alcon Inc	616,880
13,980	Credit Suisse Group	678,166
5,986	Roche Holding AG (Non Voting)	895,926
1,624	Swisscom AG (Registered)	507,402
3,436	Zurich Financial Services AG	698,224
		3,396,598
	United Kingdom — 9.2%
11,344	AstraZeneca Plc	520,941
48,703	Aviva Plc	576,020
24,773	BAA Plc	271,870
48,664	BAE Systems Plc	283,752
61,979	Barclays Plc	629,477
19,631	Barratt Developments Plc	306,562
38,066	BG Group Plc	354,511
37,095	BHP Billiton Plc	554,964
26,819	Boots Group Plc	276,041
57,015	BP Plc	625,975
56,385	British Airways Plc *	303,479
22,212	British American Tobacco Plc	482,155
263,889	BT Group Plc	970,031
42,273	Cadbury Schweppes Plc	403,824
158,829	Centrica Plc	629,601
139,659	DSG International Plc	367,737
30,840	Gallaher Group Plc	467,876
37,993	GKN Plc	186,190
29,035	GlaxoSmithKline Plc	717,560
15,646	Hanson Plc	160,480
61,380	HBOS Plc	923,144
27,432	Imperial Tobacco Group Plc	813,825
751,696	Invensys Plc *	226,970
80,877	J Sainsbury Plc	396,572
118,644	Lloyds TSB Group Plc	960,885
67,646	National Grid Plc	624,704
12,069	Next Plc	287,491
85,329	O2 Plc	287,985
97,931	Pilkington	251,817
9,115	Rio Tinto Plc	368,817
118,915	Royal Bank of Scotland Group	3,381,987
42,844	Royal Dutch Shell Plc Class A	1,319,402
28,662	Scottish & Newcastle Plc	234,653
17,989	Scottish & Southern Energy Plc	304,420
13,818	Severn Trent Plc	239,310
32,404	Taylor Woodrow Plc	190,136
136,923	Tesco Plc	715,431
33,203	United Utilities Plc	370,242
33,456	Wimpey (George) Plc	252,633
16,958	Wolseley Plc	359,696
		21,599,166

5

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	United States — 43.6%
8,300	Abercrombie & Fitch Co. - Class A	508,956
12,500	Adobe Systems, Inc.	407,625
9,100	Aetna, Inc.	841,659
17,900	Albertson’s, Inc.	420,650
26,900	Allied Waste Industries, Inc. *	226,229
17,800	Allstate Corp. (The)	998,580
7,500	Alltel Corp.	501,225
46,800	Altria Group, Inc.	3,406,572
5,700	AMBAC Financial Group, Inc.	437,133
5,700	American Electric Power Co., Inc.	208,278
5,900	American Financial Group, Inc.	219,185
5,500	AmerisourceBergen Corp.	441,925
3,200	Amgen, Inc. *	258,976
2,500	Anadarko Petroleum Corp.	226,525
13,100	Annaly Mortgage Management, Inc. REIT (a)	153,925
3,500	Apache Corp.	228,480
17,500	Apple Computer, Inc. *	1,186,850
7,800	Archer Daniels Midland Co.	183,846
59,457	AT&T, Inc.	1,481,074
10,100	Autodesk, Inc.	421,372
7,700	Autonation, Inc. *	159,544
3,800	Autozone, Inc. *	338,428
4,900	Baker Hughes, Inc.	281,015
2,600	Bear Stearns Cos. (The), Inc.	288,574
16,800	Bed Bath & Beyond, Inc. *	716,688
57,900	BellSouth Corp.	1,578,354
10,200	Boeing Co. (The)	695,538
5,400	Broadcom Corp. *	251,316
13,200	Burlington Northern Santa Fe Corp.	873,576
8,500	Burlington Resources, Inc.	614,125
11,800	Capital One Financial Corp.	980,108
11,000	Cardinal Health, Inc.	703,450
5,100	Caremark Rx, Inc. *	262,089
10,000	Caterpillar, Inc.	577,800
20,300	Cendant Corp.	360,731
9,100	Centerpoint Energy, Inc.	120,302
10,400	Centex Corp.	747,240
6,100	Chesapeake Energy Corp.	176,595
27,105	Chevron Corp.	1,553,388
500	Chicago Mercantile Exchange	177,075
5,200	Cigna Corp.	585,104
11,100	CNA Financial Corp. *	377,955
6,700	Coach, Inc. *	230,681
11,900	Computer Sciences Corp. *	597,737
37,200	Compuware Corp. *	343,356
42,900	ConocoPhillips	2,595,879
11,600	Conseco, Inc. *	260,072
7,400	Constellation Brands, Inc. - Class A *	174,788
15,300	Convergys Corp. *	253,980
36,600	Corning, Inc. *	741,150

6

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

5,700	Coventry Health Care, Inc. *	339,549
4,600	CSX Corp.	223,744
14,900	CVS Corp.	402,598
22,100	D.R. Horton, Inc.	783,224
81,900	Dell, Inc. *	2,470,104
9,100	Devon Energy Corp.	547,820
3,600	Diamond Offshore Drilling, Inc.	225,288
9,800	Dow Chemical Co.	443,450
13,400	Duke Energy Corp.	359,924
18,600	Eastman Kodak Co.	445,842
8,500	Edison International	383,520
5,000	EOG Resources, Inc.	358,750
6,100	Equity Residential REIT	248,636
3,700	Everest RE Group Ltd.	388,944
8,000	Exelon Corp.	416,320
49,100	Fannie Mae	2,359,255
7,316	Federated Department Stores	471,370
4,500	Federated Investors, Inc. - Class B	164,430
12,400	Fidelity National Financial, Inc.	468,968
10,500	First American Corp.	494,025
7,300	First Data Corp.	315,871
5,100	First Horizon National Corp.	198,492
6,400	FirstEnergy Corp.	300,544
106,000	Ford Motor Co.	861,780
10,900	FPL Group, Inc.	462,051
5,400	Franklin Resources, Inc.	501,552
38,500	Freddie Mac	2,404,325
10,500	Freescale Semiconductor, Inc. - Class B *	270,900
13,600	Genentech, Inc. *	1,300,432
31,500	General Motors Corp. (a)	689,850
12,700	Genworth Financial, Inc. - Class A	437,515
6,300	Gilead Sciences, Inc. *	319,347
11,400	Halliburton Co.	725,610
11,300	Harley-Davidson, Inc.	608,618
4,400	Hartford Financial Services Group, Inc.	384,428
3,600	HCA, Inc.	183,564
7,800	Health Net, Inc. *	398,034
3,800	Hershey Co. (The)	206,036
64,500	Hewlett-Packard Co.	1,913,715
53,600	Home Depot, Inc.	2,239,408
2,800	Hovnanian Enterprises, Inc. *	139,552
3,000	IndyMac Bancorp, Inc.	114,840
49,900	Intel Corp.	1,331,332
2,200	ITT Industries	239,272
3,600	JC Penney Co., Inc. Holding Co.	188,892
23,000	Johnson & Johnson	1,420,250
2,800	Johnson Controls, Inc.	194,460
8,200	Jones Apparel Group, Inc.	235,832
8,100	KB Home	565,137
15,900	King Pharmaceuticals, Inc. *	250,107
14,300	Kraft Foods, Inc.	413,842

7

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

22,800	Kroger Co. *	443,688
2,900	Lafarge North America, Inc.	159,500
3,200	Lehman Brothers Holdings, Inc.	403,200
9,300	Lennar Corp. - Class A	536,424
7,700	Lincare Holdings, Inc. *	330,561
2,300	Lockheed Martin Corp.	139,380
4,500	Loews Corp.	434,610
2,900	Loews Corp. - Carolina Group	116,725
5,300	Lowe’s Cos., Inc.	357,644
9,100	Marathon Oil Corp.	539,539
13,300	Marsh & McLennan Cos., Inc.	410,837
6,400	MBIA, Inc.	395,392
33,500	MBNA Corp.	896,795
4,000	MDC Holdings, Inc.	272,520
5,400	Medco Health Solutions, Inc. *	289,710
18,100	Merck & Co., Inc.	532,140
5,200	Metlife, Inc.	267,488
5,900	MGIC Investment Corp.	384,090
7,200	Monsanto Co.	527,544
6,500	Morgan Stanley	364,195
39,200	Motorola, Inc.	944,328
17,900	National City Corp.	606,989
8,100	National Semiconducter Corp.	209,628
4,800	New Century Financial Corp.	173,616
6,200	NII Holdings, Inc. - Class B *	269,390
9,100	Nordstrom, Inc.	335,608
3,000	Northrop Grunman Corp.	172,110
600	NVR, Inc. *	412,350
10,000	Occidental Petroleum Corp.	793,000
11,800	Old Republic International Corp.	313,998
37,300	Oracle Corp. *	468,861
4,000	Peabody Energy Corp.	315,440
5,700	Pepsico, Inc.	337,440
272,300	Pfizer, Inc.	5,772,760
5,500	PMI Group (The), Inc.	223,300
6,800	Precision Castparts Corp.	346,732
6,500	Progress Energy, Inc.	291,070
7,100	Prudential Financial, Inc.	549,540
6,300	Radian Group, Inc.	356,328
6,900	Rockwell Collins, Inc.	315,330
5,500	Ryder Systems, Inc.	233,365
5,100	Ryland Group, Inc.	364,854
10,200	Sabre Holdings Corp.	233,274
26,900	Safeway, Inc.	625,425
5,200	SanDisk Corp. *	265,512
16,800	Sara Lee Corp.	303,408
5,400	Schlumberger Ltd	516,942
3,000	Sears Holdings Corp. *	345,060
5,800	SEI Investment Co.	236,930
8,900	SPX Corp.	419,012
13,100	St. Paul Travelers Companies	609,543

8

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

6,000	Starwood Hotels & Resorts Worldwide, Inc.	363,000
3,400	Sunoco, Inc.	262,480
44,600	Tellabs, Inc. *	457,596
29,600	Texas Instuments, Inc.	961,408
9,100	Toll Brothers, Inc. *	313,040
8,300	Transocean, Inc. *	529,872
6,200	TXU Corp.	636,306
30,200	UnitedHealth Group, Inc.	1,807,772
26,100	UnumProvident Corp.	574,200
3,800	USG Corp. *	232,560
8,100	Valero Energy Corp.	779,220
32,400	Verizon Communications, Inc.	1,036,152
2,600	Vornado Realty Trust	221,910
28,100	Wachovia Corp.	1,500,540
9,600	Walgreen Co.	438,528
29,849	Washington Mutual, Inc.	1,229,480
11,900	Wellpoint, Inc. *	914,277
26,700	Wells Fargo & Co.	1,678,095
4,200	Whirlpool Corp.	343,770
9,300	Wyeth	386,508
		102,016,891
	TOTAL COMMON STOCKS (COST $215,964,038)	218,012,831

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.1%
	Germany — 0.1%
7,738	Volkswagen AG 3.96%	294,922
	TOTAL PREFERRED STOCKS (COST $321,817)	294,922

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Italy — 0.0%
40,628	Fiat SPA Rights, Expires 12/23/05 *	100
	TOTAL RIGHTS AND WARRANTS (COST $254)	100

9

GMO Developed World Stock Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 4.0%
	Cash Equivalent(s) — 3.5%
6,000,000	HSBC Bank USA Time Deposit, 3.97%, due 12/01/05	6,000,000
2,137,050	The Boston Global Investment Trust (b)	2,137,050
		8,137,050
	U.S. Government — 0.5%
1,200,000	U.S. Treasury Bill, 3.74%, due 02/23/06 (c) (d)	1,189,478
	TOTAL SHORT-TERM INVESTMENT(S) (COST $9,326,865)	9,326,528
	TOTAL INVESTMENTS — 97.3% (Cost $225,612,974)	227,634,381
	Other Assets and Liabilities (net) — 2.7%	6,224,604
	TOTAL NET ASSETS — 100.0%	$233,858,985

10

GMO Developed World Stock Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$225,617,463	$9,699,553	$(7,682,635)	$2,016,918

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Forward Currency Contracts

Settlement Date	Deliver	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
02/24/06	AUD	1,346,969	$992,526	$(565)
02/24/06	CAD	1,908,160	1,639,641	(41,116)
02/24/06	CHF	3,362,407	2,576,954	(3,825)
02/24/06	EUR	9,197,143	10,892,563	(8,135)
02/24/06	GBP	5,763,558	9,964,188	(48,238)
02/24/06	HKD	9,168,168	1,182,698	406
02/24/06	JPY	118,640,000	1,000,416	9,384
				$(92,089)
Buys
02/24/06	CAD	10,451,174	8,980,472	120,282
02/24/06	EUR	1,794,105	2,124,834	20,247
02/24/06	JPY	1,053,207,000	8,881,025	(70,680)
02/24/06	NOK	41,381,227	6,168,414	(25,362)
02/24/06	NZD	1,891,753	1,319,776	26,795
02/24/06	SEK	51,797,975	6,455,295	58,872
02/24/06	SGD	3,853,682	2,285,167	6,321
				$136,475

Futures Contracts

Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
39	DAX	December 2005	$5,986,726	$278,284
4	S&P/MIB	December 2005	805,045	16,237
8	TOPIX	December 2005	1,024,956	96,820
19	S&P 500	December 2005	5,942,725	117,924
				$509,265
Sells
29	CAC 40	December 2005	$1,563,896	$(17,941)
19	S&P/Toronto	December 2005	1,992,097	(46,127)
14	SPI 200	December 2005	1,196,272	$(29,654)
				(93,722)

11

GMO Developed World Stock Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $1,980,539 collateralized by cash in the amount of $2,137,050 which was invested in a short-term instrument.

(b)	All or a portion of this security represents investment of security lending collateral.
(c)	Rate shown represents yield-to-maturity.
(d)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
REIT – Real Estate Investment Trust

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange (“NYSE”), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. As of November 30, 2005, 46.5% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

12

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 78.3%
		Argentina — 6.1%
		Foreign Government Obligations
USD	64,671,475	Republic of Argentina $GDP linked, 0.00%, due 12/15/35 (a)	3,071,895
USD	114,600,000	Republic of Argentina $Par, Step Up, 1.33%, due 12/31/38 (a)	36,786,600
USD	3,433,525	Republic of Argentina Capitalization Bond, 12.25%, due 06/19/18 (a)	1,081,560
USD	45,720,000	Republic of Argentina Capitalization Bond, 12.00%, due 06/19/31 (a)	13,944,600
USD	24,087	Republic of Argentina Dis$, 8.28%, due 12/31/33 (a)	19,787
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, Variable Rate, 6 mo. LIBOR + .81%, 5.44%, due 03/31/23 (a)	16,000,000
DEM	3,830,000	Republic of Argentina Discount Bond, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)	1,038,948
EUR	112,500,000	Republic of Argentina Euro Par, Step Up, 1.20%, due 12/31/38	40,786,031
ARS	140,500,000	Republic of Argentina GDP linked, 0.00%, due 12/15/35 (a)	6,433,596
DEM	5,000,000	Republic of Argentina Global Bond, 9.00%, due 11/19/08 (a)	813,798
ARS	7,568,505	Republic of Argentina Global Bond, 2.00%, due 02/04/18 (a)	2,842,415
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a)	7,963,500
USD	6,931,000	Republic of Argentina Global Bond, 12.00%, due 02/01/20 (a)	2,079,300
USD	8,000,000	Republic of Argentina Global Bond, 9.75%, due 09/19/27 (a)	2,400,000
USD	3,540,000	Republic of Argentina Global Bond, 8.88%, due 03/01/29 (a)	814,200
USD	31,390,000	Republic of Argentina Global Bond, Reg. S, Variable Rate, 3 mo. LIBOR + .58%, 9.84%, due 04/06/49 (a)	7,612,075
USD	198,230	Republic of Argentina Global Bond, Series 2008, Step Up, 15.50%, due 12/19/08 (a)	61,451
DEM	20,000,000	Republic of Argentina Global Bond, Series DM, 5.87%, due 03/31/23 (a)	6,781,648
EUR	3,500,000	Republic of Argentina Global Bond, Series FEB, Step Down, 8.00%, due 02/26/08 (a)	1,320,480
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Variable Rate, Step Up, 6.00%, due 03/31/23 (a)	7,500,000
ARS	28,000,000	Republic of Argentina Par, Step Up, 0.63%, due 12/31/38	3,560,590
USD	2,000,000	Republic of Argentina Pro 4, 2.00%, due 12/28/10	342,800
JPY	500,000,000	Republic of Argentina Series EMTN, 7.40%, due 04/25/06 (a) (b)	1,293,715
EUR	2,500,000	Republic of Argentina Series EMTN, Variable Rate, 3 mo. EURIBOR + 5.10%, 7.24%, due 12/22/49 (a)	766,350
		Total Argentina	165,315,339
		Belize — 0.1%
		Foreign Government Obligations
USD	4,000,000	Belize Government International Bond, 9.50%, due 08/15/12	3,220,000
		Bosnia & Herzegovina — 0.5%
		Foreign Government Obligations
DEM	24,991,560	Bosnia & Herzegovina, Series A, Step Up, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.50%, due 12/11/17	12,880,781

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

		Brazil — 12.6%
		Foreign Government Obligations
USD	38,236,106	Brazil DCB (Bearer), Series 18 Yr, Variable Rate, 6 mo. LIBOR + .88%, 5.25%, due 04/15/12 (c)	37,519,179
USD	68,442,440	Brazil DCB (Registered), Variable Rate, 6 mo. LIBOR + .88%, 5.25%, due 04/15/12	67,159,144
USD	49,525,000	Brazil Discount ZL Bond, Series 30 Yr, Variable Rate, 6 mo. LIBOR + .81%, 5.19%, due 04/15/24	47,048,750
USD	14,172,765	Brazil FLIRB (Registered), Variable Rate, 6 mo. LIBOR + .81%, 5.19%, due 04/15/09	13,977,889
USD	5,537,732	Brazil MYDFA Trust Certificates, 144A, Variable Rate, 6 mo. LIBOR + .81%, 4.88%, due 09/15/07	5,482,354
USD	10,533,484	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	10,335,981
USD	527,304	Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13	506,871
EUR	2,000,000	Republic of Brazil, 11.50%, due 04/02/09	2,829,600
EUR	20,000,000	Republic of Brazil, 11.00%, due 02/04/10	28,444,554
EUR	8,000,000	Republic of Brazil, 9.50%, due 01/24/11	11,011,860
USD	24,000,000	Republic of Brazil, 8.75%, due 02/04/25	25,140,000
USD	43,500,000	Republic of Brazil, 8.25%, due 01/20/34 (c)	43,369,500
USD	38,500,000	Republic of Brazil, 11.00%, due 08/17/40 (c)	47,412,750
		Total Brazil	340,238,432
		Bulgaria — 0.5%
		Foreign Government Obligations
USD	10,822,000	Republic of Bulgaria, Reg S, 8.25%, due 01/15/15	12,972,873
		China — 0.3%
		Foreign Government Obligations
USD	7,500,000	China Government International Bond, 6.80%, due 05/23/11	8,099,745
		Colombia — 0.5%
		Foreign Government Obligations
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	8,720,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	4,522,000
		Total Colombia	13,242,000
		Costa Rica — 0.3%
		Foreign Government Obligations
USD	3,000,000	Republic of Costa Rica, Reg S, 8.05%, due 01/31/13	3,210,000
USD	3,710,000	Republic of Costa Rica, Reg S, 10.00%, due 08/01/20	4,507,650
		Total Costa Rica	7,717,650
		Dominican Republic — 1.5%
		Foreign Government Obligations
USD	2,355,962	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 4.94%, due 08/30/09	2,320,623
USD	42,557,000	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 5.41%, due 08/30/24	38,939,655
		Total Dominican Republic	41,260,278

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

		Ecuador — 0.6%
		Foreign Government Obligations
USD	2,755,597	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, Variable Rate, 6 mo. LIBOR + .81%, 4.87%, due 02/27/15 (b)	1,538,542
USD	15,587,000	Republic of Ecuador, Variable Rate, Step Up, 9.00%, due 08/15/30	14,301,072
		Total Ecuador	15,839,614
		El Salvador — 0.5%
		Foreign Government Obligations
USD	7,000,000	Republic of El Salvador, Reg S, 8.50%, due 07/25/11	7,980,000
USD	4,000,000	Republic of El Salvador, Reg S, 8.25%, due 04/10/32	4,370,000
		Total El Salvador	12,350,000
		Ivory Coast — 1.0%
		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series FF, Variable Rate, Step Up, 4.00%, due 03/31/28 (a)	2,224,250
FRF	155,755,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.50%, due 03/29/18 (a)	16,322,810
FRF	256,889,500	Ivory Coast PDI, Series FF, Variable Rate, Step Up, 1.90%, due 03/30/18 (a)	7,849,350
		Total Ivory Coast	26,396,410
		Jamaica — 0.7%
		Corporate Debt — 0.6%
USD	17,000,000	Air Jamaica Limited, Reg S, 9.38%, due 07/08/15	16,915,000
		Foreign Government Obligations — 0.1%
USD	3,000,000	Government of Jamaica, 10.63%, due 06/20/17	3,232,500
		Total Jamaica	20,147,500
		Jordan — 0.0%
		Foreign Government Obligations
USD	355,271	Hashemite Kingdom of Jordan IAB, Variable Rate, 6 mo. LIBOR + .81%, 4.50%, due 12/23/05	355,272
		Kazakhstan — 0.2%
		Foreign Government Obligations
USD	4,000,000	Kaztransoil, Reg S, 8.50%, due 07/06/06	4,070,000
		Luxembourg — 0.7%
		Corporate Debt
USD	19,000,000	VTB Capital SA, Reg S, 6.25%, due 07/02/35	19,701,100
		Macedonia — 0.7%
		Foreign Government Obligations
USD	19,956,771	Macedonia Capitalization Bond, PIK, Variable Rate, 6 mo. LIBOR + .81%, 4.54%, due 07/02/12	19,407,960

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

		Malaysia — 1.3%
		Corporate Debt — 1.0%
MYR	45,000,000	Transshipment Megahub Berhard, Series C, 5.45%, due 11/03/09	12,493,515
MYR	50,000,000	Transshipment Megahub Berhard, Series F, 6.70%, due 11/03/12	14,477,237
			26,970,752
		Foreign Government Obligations — 0.3%
USD	8,000,000	Malaysia Global Bond, 7.50%, due 07/15/11	8,956,578
		Total Malaysia	35,927,330
		Mexico — 9.5%
		Corporate Debt — 2.5%
USD	4,000,000	Pemex Project Funding Master Trust, 8.63%, due 02/01/22	4,880,000
USD	16,500,000	Pemex Project Funding Master Trust, 144A, 9.75%, due 09/15/27	21,780,000
EUR	7,500,000	Pemex Project Funding Master Trust, Reg S, 6.38%, due 08/05/16	9,937,201
USD	8,000,000	Pemex Project Funding Master Trust, Reg S, 6.63%, due 06/15/35	7,860,746
GBP	7,689,000	Pemex Project Funding Master Trust, Series EMTN, 7.50%, due 12/18/13	14,460,457
ITL	11,955,000,000	Petroleos Mexicanos, Series EMTN, Variable Rate, 11.25% - 12 mo. IL LIBOR, 8.88%, due 03/04/08	7,970,977
			66,889,381
		Foreign Government Obligations — 7.0%
USD	74,500,000	United Mexican States, 8.30%, due 08/15/31 (c)	94,615,000
USD	10,000,000	United Mexican States Global Bond, 11.50%, due 05/15/26	16,175,000
ITL	28,000,000,000	United Mexican States Series EMTN, 11.00%, due 05/08/17	26,767,362
GBP	27,994,000	United Mexican States Series GMTN, 6.75%, due 02/06/24	53,010,509
			190,567,871
		Total Mexico	257,457,252
		Nicaragua — 0.3%
		Foreign Government Obligations
USD	10,194,188	Republic of Nicaragua BPI Series E, 5.00%, due 02/01/11	8,522,953
		Nigeria — 1.0%
		Foreign Government Obligations
USD	27,000,000	Central Bank of Nigeria Par Bond, Series WW, Step Up, 6.25%, due 11/15/20	27,000,000
		Panama — 0.7%
		Foreign Government Obligations
USD	4,000,000	Republic of Panama, 7.13%, due 01/29/26	3,960,000
USD	14,317,875	Republic of Panama PDI Bond, Variable Rate, 6 mo. LIBOR + .81%, 4.69%, due 07/17/16	13,924,133
		Total Panama	17,884,133

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

		Peru — 4.3%
		Foreign Government Obligations
USD	17,566,500	Peru FLIRB, Series 20 Yr, Variable Rate, Step Up, 5.00%, due 03/07/17	16,732,091
USD	25,000,000	Peru Par Bond, Series 30 Yr, Variable Rate, Step Up, 3.00%, due 03/07/27	18,687,500
USD	7,315,645	Peru Trust II, Series 98-A LB, 0.00%, due 02/28/16	5,267,265
USD	19,548,941	Peru Trust, Series 97-I-P Class A3, 0.00%, due 12/31/15	13,250,077
USD	5,000,000	Republic of Peru, 7.35%, due 07/21/25	5,140,000
USD	40,381,000	Republic of Peru Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 4.69%, due 03/07/27	37,958,140
EUR	13,700,000	Republic of Peru Global Bond, 7.50%, due 10/14/14	18,575,145
		Total Peru	115,610,218
		Philippines — 4.6%
		Corporate Debt — 0.3%
USD	8,500,000	National Power Corp Global Bond, 8.40%, due 12/15/16	7,947,500
		Foreign Government Obligations — 4.3%
USD	59,501,000	Central Bank of the Philippines, Series A, 8.60%, due 06/15/27	56,882,956
USD	4,310,000	Central Bank of the Philippines, Series B, Variable Rate, Step Up, 6.50%, due 12/01/17	4,293,838
EUR	12,000,000	Republic of Philippines, 9.13%, due 02/22/10	16,041,002
USD	27,843,000	Republic of Philippines, 8.38%, due 02/15/11	29,583,188
USD	7,450,000	Republic of Philippines, 10.63%, due 03/16/25	9,116,938
USD	1,800,000	Republic of Philippines, Series 92-B, Variable Rate, 6 mo. LIBOR + .81%, 5.44%, due 12/01/09	1,710,000
			117,627,922
		Total Philippines	125,575,422
		Poland — 0.6%
		Foreign Government Obligations
USD	10,000,000	Delphes Co No. 2 Ltd, Reg S, 7.75%, due 05/05/09	10,813,320
USD	6,000,000	Poland Government International Bond, 6.25%, due 07/03/12	6,397,200
		Total Poland	17,210,520
		Qatar — 0.1%
		Foreign Government Obligations
USD	1,400,000	Qatar Government International Bond, Reg S, 9.75%, due 06/15/30	2,093,000
		Russia — 10.0%
		Corporate Debt — 2.2%
USD	60,000,000	Volga Investments Ltd. Notes, Variable Rate. 3 mo. LIBOR + 1.85%, 5.99%, due 04/02/08	60,384,000

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

		Foreign Government Obligations — 7.8%
EUR	45,000,000	Aries Vermogensverwaltng Reg S, 7.75%, due 10/25/09	61,013,250
USD	91,500,000	Aries Vermogensverwaltng Reg S, 9.60%, due 10/25/14	117,577,500
USD	28,959,434	Russian Federation Reg S, Variable Rate, Step Up, 5.00%, due 03/31/30	32,398,367
			210,989,117
		Total Russia	271,373,117
		Serbia — 0.5%
		Foreign Government Obligations
USD	13,868,290	Republic of Serbia, 144A, Step Up, 3.75%, due 11/01/24	12,065,413
USD	1,097,736	Republic of Serbia, Reg S, Step Up, 3.75%, due 11/01/24	955,030
		Total Serbia	13,020,443
		South Africa — 0.1%
		Foreign Government Agency
ZAR	163,000,000	Eskom Holdings Ltd., 0.00%, due 12/31/32	2,774,468
		South Korea — 0.2%
		Foreign Government Agency
USD	6,000,000	Export Import Bank of Korea, 7.10%, due 03/15/07	6,159,376
		Thailand — 0.2%
		Foreign Government Agency
USD	5,000,000	PTT Public Co Ltd, 144A, 5.75%, due 08/01/14	5,112,278
		Tunisia — 0.1%
		Foreign Government Obligations
JPY	360,000,000	Banque Centrale De Tunisie, Series 6RG, 4.35%, due 08/15/17	3,500,543
		Turkey — 2.5%
		Foreign Government Obligations
USD	20,000,000	Republic of Turkey, 7.00%, due 06/05/20	19,750,000
USD	32,500,000	Republic of Turkey, 11.88%, due 01/15/30 (c)	48,303,125
		Total Turkey	68,053,125
		Ukraine — 0.7%
		Corporate Debt — 0.3%
USD	9,000,000	Dresdner (Ukreximbank), 8.75%, due 02/10/10	9,202,500
		Foreign Government Obligations — 0.4%
USD	10,000,000	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine, Note, 7.75%, due 09/23/09	10,237,500
USD	560,040	Ukraine Government International Bond Series, Reg S, 11.00%, due 03/15/07	587,342
			10,824,842
		Total Ukraine	20,027,342

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

		United Kingdom — 0.4%
		Asset-Backed Securities
GBP	2,364,759	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.04%, due 06/12/35	4,105,855
GBP	3,596,326	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 4.99%, due 09/12/35	6,239,208
		Total United Kingdom	10,345,063
		United States — 3.6%
		Asset-Backed Securities — 2.1%
USD	4,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, Variable Rate, 1 mo. LIBOR + .48%, 4.60%, due 05/15/24	2,440,000
USD	1,252,097	California Infrastructure PG&E, Series 97-1, Class A7, 6.42%, due 09/25/08	1,260,061
USD	1,473,441	Chevy Chase Mortgage Funding Corp, Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 4.54%, due 10/25/34	1,475,798
USD	3,478,231	CHYPS CBO Ltd., Series 1997-1A, Class A2A, 6.72%, due 01/15/10	2,226,068
USD	4,189,507	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 4.63%, due 10/25/30	4,226,835
USD	5,000,000	Golden Securities Corp, Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 4.59%, due 12/02/13	5,000,700
USD	15,000,000	Huntsman International Asset-Backed Securities Ltd, Series 1, Class A1, Variable Rate, 1 mo. LIBOR + .39%, 4.45%, due 03/15/07	14,975,700
USD	10,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 4.34%, due 12/20/09	10,010,000
USD	2,647,039	Quest Trust, Series 03-X4A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 4.62%, due 12/25/33	2,645,249
USD	422,310	Rhyno CBO Delaware Corp, Series 97-1, Class A-2, 144A, Step Up, 6.33%, due 09/15/09	424,160
USD	12,668,254	SHYPPCO Finance Co, Series 1I, Class A-2B, 144A, 6.64%, due 06/15/10	12,161,524
			56,846,095
		U.S. Government — 1.5%
USD	38,131,550	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (d) (e)	39,263,580
		Total United States	96,109,675
		Uruguay — 2.5%
		Foreign Government Obligations
USD	350,000	Republic of Uruguay, 7.63%, due 01/20/12	337,750
USD	1,000,000	Republic of Uruguay, 7.50%, due 03/15/15	993,750
USD	10,000,000	Republic of Uruguay, 9.25%, due 05/17/17	11,025,000
USD	27,991,320	Republic of Uruguay PIK Bond, 7.88%, due 01/15/33	26,801,689
USD	4,056,000	Uruguay Government International Bond, 7.00%, due 04/07/08	4,066,140
USD	400,000	Uruguay Government International Bond, 7.88%, due 03/25/09	396,000

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

USD	5,650,000	Uruguay Government International Bond, 7.25%, due 05/04/09	5,537,000
USD	75,000	Uruguay Government International Bond, 8.38%, due 09/26/11	79,125
USD	7,000,000	Uruguay Government International Bond, 8.00%, due 11/18/22	6,877,500
USD	211,571	Uruguay Government International Bond PIK, 7.88%, due 01/15/33	202,579
JPY	1,648,000,000	Uruguay Government International Bond Series 3BR, 2.50%, due 03/14/11	12,585,927
		Total Uruguay	68,902,460
		Venezuela — 7.4%
		Foreign Government Obligations
EUR	25,000,000	Republic of Venezuela, 11.00%, due 03/05/08	33,601,500
EUR	8,400,000	Republic of Venezuela, 11.13%, due 07/25/11	12,503,295
USD	7,000,000	Republic of Venezuela, 8.50%, due 10/08/14	7,525,000
EUR	5,000,000	Republic of Venezuela, 7.00%, due 03/16/15	6,219,225
USD	33,750,000	Republic of Venezuela, 9.38%, due 01/13/34	38,812,500
USD	515,717	Republic of Venezuela DCB DL Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 4.56%, due 12/18/07 (b)	507,981
USD	5,021,739	Republic of Venezuela DCB IL, Variable Rate, 6 mo. LIBOR + .88%, 5.56%, due 12/18/08	4,795,761
DEM	34,500,000	Republic of Venezuela Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 3.13%, due 03/31/20 (b)	19,757,200
CHF	5,713,600	Republic of Venezuela FLIRB Series SFR, Variable Rate, CHF 6 mo. LIBOR + .88%, 1.75%, due 03/31/07	4,018,614
DEM	30,190,000	Republic of Venezuela Global Bond, Step Down, 7.38%, due 10/29/08	18,471,912
USD	1,190,854	Republic of Venezuela New Money Bond, Series A Odd Lot, Variable Rate, 6 mo. LIBOR + 1%, 4.69%, due 12/18/05 (b)	1,184,902
USD	153,203	Republic of Venezuela New Money Bond, Series B Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 4.56%, due 12/18/05 (b)	152,437
DEM	120,000	Republic of Venezuela New Money Bond, Series B-NP, Variable Rate, 6 mo. DEM LIBOR + .88%, 3.06%, due 12/18/05	62,572
USD	58,824	Republic of Venezuela New Money Bond, Series B-NP, Variable Rate, 6 mo. LIBOR + .88%, 4.56%, due 12/18/05	58,530
USD	9,413	Republic of Venezuela Oddlot, Series OL92, Variable Rate, 6 mo. LIBOR + 1.00%, 4.69%, due 12/19/05	9,365
USD	37,765	Republic of Venezuela Oddlot, Series OL93, Variable Rate, 6 mo. LIBOR + 1.00%, 4.69%, due 12/19/05	37,576
DEM	24,500,000	Republic of Venezuela Par Bond, 6.66%, due 03/31/20	13,735,097
USD	20,000,000	Republic of Venezuela Par Bond, Series B, 6.75%, due 03/31/20	19,900,000
FRF	54,175,000	Republic of Venezuela Par Bond, Series WOIL, 7.71%, due 03/31/20	9,737,273
USD	8,000,000	Republic of Venezuela Reg S, Variable Rate, 3 mo. LIBOR + 1.00%, 5.19%, due 04/20/11 (c)	7,844,000
		Total Venezuela	198,934,740

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

		Vietnam — 0.9%
		Foreign Government Obligations
USD	4,000,000	Vietnam Discount Bond Series 30 Yr, Variable Rate, 6 mo. LIBOR + .81%, 4.69%, due 03/13/28	3,760,000
USD	19,750,000	Vietnam Par Bond Series 30 Yr, Variable Rate, Step Up, 3.75%, due 03/12/28	15,207,500
USD	5,478,261	Vietnam PDI Series 18 Yr, Variable Rate, Step Up, 4.81%, due 03/12/16	5,313,913
		Total Vietnam	24,281,413
		TOTAL DEBT OBLIGATIONS (COST $2,011,939,412)	2,119,089,825

Par Value		Description	Value ($)
		LOAN ASSIGNMENTS — 7.0%
		Algeria — 1.0%
JPY	76,220,035	Algeria Tranche 1 Loan Agreement, 6 mo. JPY LIBOR + .8125%, (0.9375%), due 09/04/10	632,993
JPY	2,728,212,391	Algeria Tranche 3 Loan Agreement, 6 mo. JPY LIBOR + .8125%, (0.9375%), due 03/04/10	22,657,302
JPY	421,875,000	Algeria Tranche 3 Loan Agreement, JPY Long Term Prime +.8125%, (2.3875%), due 03/04/10	3,503,594
			26,793,889
		Argentina — 0.0%
ARS	15,432,863	Argentina INDER Certificates (a)	356,705
		Congo Republic (Brazzaville) — 0.5%
EUR	4,976,732	Republic of Congo Loan Agreement *	1,261,527
EUR	14,565,612	Republic of Congo Loan Agreement *	3,692,164
FRF	102,097,963	Republic of Congo Loan Agreement *	3,945,427
USD	8,496,466	Republic of Congo Loan Agreement *	1,826,740
EUR	6,987,247	Republic of Congo Loan Agreement *	1,771,162
			12,497,020
		Indonesia — 1.1%
USD	4,807,000	Republic of Indonesia Loan Agreement, dated January 1, 1994, 6 mo. LIBOR + .88% , (4.56%), due 3/29/13	4,590,685
USD	3,853,200	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (4.50%), due 12/14/19	—
USD	3,853,200	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (4.50%), due 12/14/19	—
USD	5,137,600	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + 88%, (4.50%), due 12/14/19	4,418,336
USD	2,850,000	Republic of Indonesia Loan Agreement, dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), due 1/25/06	2,821,500
USD	3,800,000	Republic of Indonesia Loan Agreement, dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), due 1/25/06	3,762,000
USD	2,850,000	Republic of Indonesia Loan Agreement, dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), due 1/25/06	2,821,500
USD	2,074,419	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (3.68%), due 12/01/19	1,887,722

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

USD	3,551,687	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (3.68%), due 12/01/19	3,232,035
USD	2,822,455	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (3.68%), due 12/01/19	2,568,434
EUR	4,176,419	Republic of Indonesia, Indonesia Paris Club Debt, 4.76%, due 6/01/21 *	3,840,719
			29,942,931
		Morocco — 0.3%
USD	7,159,091	Morocco Restructuring and Consolidating Agreement Tranche A, 6 mo. LIBOR + 13/16%, (4.81%), due 1/01/09	7,150,142
		Russia — 4.1%
USD	12,727,607	Russia Foreign Trade Obligations * (b)	16,613,402
USD	7,489,028	Russia Foreign Trade Obligations * (b)	9,708,309
USD	269,844	Russia Foreign Trade Obligations * (b)	343,488
USD	3,281,440	Russia Foreign Trade Obligations * (b)	4,444,056
USD	3,006,950	Russia Foreign Trade Obligations * (b)	3,993,874
ATS	1,208,022	Russia Foreign Trade Obligations * (b)	126,703
ATS	964,717	Russia Foreign Trade Obligations * (b)	97,001
ATS	1,733,698	Russia Foreign Trade Obligations * (b)	167,878
ATS	447,177	Russia Foreign Trade Obligations * (b)	52,265
ATS	631,501	Russia Foreign Trade Obligations * (b)	56,007
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	724,054
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	663,811
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	618,867
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	576,472
FRF	3,660,000	Russia Foreign Trade Obligations * (b)	543,758
NLG	495,100	Russia Foreign Trade Obligations * (b)	326,624
FRF	71,883,000	Russia Foreign Trade Obligations * (b)	16,472,651
USD	18,580,206	Russia Foreign Trade Obligations * (b)	23,900,392
DEM	2,503,894	Russia Foreign Trade Obligations * (b)	1,432,825
USD	15,060,875	Russia Foreign Trade Obligations * (b)	15,885,480
CHF	231,420	Russia Foreign Trade Obligations * (b)	166,545
USD	10,840,000	Russia Foreign Trade Obligations * (b)	14,499,629
			111,414,091
		TOTAL LOAN ASSIGNMENTS (COST $169,558,644)	188,154,778

Par Value		Description	Value ($)
		LOAN PARTICIPATIONS — 7.5%
		Algeria — 0.3%
JPY	112,500,000	Algeria Tranche 3 Loan Agreement (Participation with Salomon), JPY Long Term Prime +.8125%, (2.3875%), due 03/04/10	934,292
JPY	756,710,526	Algeria Tranche S1 Loan Agreement (Participation with Merrill Lynch), JPY Long Term Prime + .8125%, (2.14889%), due 03/04/10	6,284,342
			7,218,634

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

		Egypt — 0.1%
CHF	6,792,326	Eqypt Paris Club Loan (Participation with Standard Charter Bank), 0.00%, due 1/03/24 *	3,187,691
		Indonesia — 2.5%
USD	28,962,050	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, (5.13%), due 02/12/13	26,645,086
JPY	230,040,002	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .88% (0.95%), due 3/29/13	1,785,637
JPY	1,360,000,000	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated January 1, 1994, 6 mo. JPY LIBOR + .88%, (0.95%), due 3/29/13	10,840,497
USD	22,366,236	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated September 29, 1995, 3 mo. LIBOR + .88%, (4.35%), due 9/29/19	20,017,781
USD	474,240	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (4.50%), due 12/14/19	3,721,598
USD	474,240	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (4.50%), due 12/14/19	3,721,598
USD	632,320	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + 88%, (4.50%), due 12/14/19	543,795
USD	558,000	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), due 1/25/06	552,420
USD	558,000	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), due 1/25/06	552,420
USD	744,000	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated March 25, 1997, 3 mo. LIBOR + .88%, (4.81%), due 1/25/06	736,560
			69,117,392
		Poland — 0.7%
JPY	2,120,000,000	Poland Paris Club Debt (Participation with Deutsche Bank), 2.22%, due 3/31/09	18,048,577
		Russia — 3.9%
USD	10,000,000	Russia Foreign Trade Obligations, (Participation with Banca Lombardi) * (b)	13,338,206
USD	531,297	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) * (b)	754,804
USD	214,371	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) * (b)	271,661
USD	81,965	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) * (b)	109,248
DEM	2,625,598	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) * (b)	1,944,633

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

DEM	10,399,680	Russia Foreign Trade Obligations, (Participation with Deutsche Bank) * (b)	7,124,276
USD	965,249	Russia Paris Club Debt, (Participation with Mediocredito), Variable Rate, 6 mo. USD LIBOR + .50%, 4.85%, due 8/20/20	945,944
EUR	2,562,438	Russia Paris Club Debt, (Participation with Mediocredito), Variable Rate, EURIBOR + .50%, 5.79%, due 8/20/20	2,990,903
EUR	2,244,362	Russian Paris Club Debt, (Participation with Deutsche Bank), Variable Rate, 6.28%, due 08/20/20	2,725,486
USD	14,040,695	Russian Paris Club Debt, (Participation with Deutsche Bank), Variable Rate, 6.37%, due 08/20/16	13,479,067
EUR	9,647,573	Russian Paris Club Debt, (Participation with Deutsche Bank), Variable Rate, 6.45%, due 08/20/20	11,715,723
EUR	25,611,699	Russian Paris Club Debt, (Participation with Deutsche Bank), Variable Rate, 6.52%, due 08/20/20	31,102,079
EUR	8,577,706	Russian Paris Club Debt, (Participation with Deutsche Bank), Variable Rate, 6.61%, due 08/20/16	10,416,509
USD	8,849,042	Russian Paris Club Debt, (Participation with Standard Bank), Variable Rate, 6.37%, due 08/20/16	8,495,081
			105,413,620
		TOTAL LOAN PARTICIPATIONS (COST $160,922,457)	202,985,914

Par Value ($)		Description	Value ($)
		PROMISSORY NOTES — 0.3%
		Nigeria — 0.3%
USD	27,000,000	Central Bank of Nigeria Promissory Notes, Series RC, 0.00%, due 1/5/2010	7,965,000
		TOTAL PROMISSORY NOTES (COST $13,072,960)	7,965,000

Principal Amount		Description	Value ($)
		CALL OPTIONS PURCHASED — 3.6%
		Options on Bonds — 0.3%
USD	10,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 2/6/06, Strike 150.00	201,240
USD	55,000,000	Republic of Brazil, 11.00%, due 8/17/40, Expires 1/3/06, Strike 121.25	1,149,225
USD	60,000,000	Republic of Brazil, 11.00%, due 8/17/40, Expires 12/08/05, Strike 121.00	1,240,812
USD	30,000,000	Republic of Brazil, 11.00%, due 8/17/40, Expires 12/12/05, Strike 121.30	548,304
USD	30,000,000	Republic of Brazil, 11.00%, due 8/17/40, Expires 12/14/05, Strike 120.40	764,805
USD	30,000,000	Republic of Brazil, 11.00%, due 8/17/40, Expires 12/16/05, Strike 121.60	490,650
USD	25,000,000	Republic of Brazil, 11.00%, due 8/17/40, Expires 2/6/06, Strike 120.00	770,397
USD	27,000,000	Republic of Turkey, 11.875%, due 1/15/30, Expires 1/3/06, Strike 144.875	1,015,481
USD	60,000,000	Republic of Turkey, 11.875%, due 1/15/30, Expires 2/27/06, Strike 149.875	872,940

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

USD	20,000,000	Republic of Venezuela, 9.375%, due 1/13/34, Expires 12/12/05, Strike 116.00	82,882
USD	18,000,000	Republic of Venezuela, 9.375%, due 1/13/34, Expires 12/5/05, Strike 116.60	30,292
			7,167,028
		Options on Interest Rate Swaps — 0.1%
USD	61,146,497	KRW Swaption, Expires 02/24/09, Strike 6.05	1,570,653
USD	63,119,137	KRW Swaption, Expires 04/08/09, Strike 6.2	794,964
TWD	1,849,200,000	TWD Interest Rate Option, 2.19%, Expires 3/16/10, Strike 2.19	475,966
TWD	1,849,200,000	TWD Interest Rate Option, 2.19%, Expires 3/16/10, Strike 2.19	840,332
			3,681,915
		Currency Options — 3.2%
USD	40,000,000	Republic of Brazil Real, Expires 4/07/06, Strike 2.954	11,458,400
USD	40,000,000	Republic of Brazil Real, Expires 4/20/06, Strike 2.939	11,024,600
USD	40,000,000	Republic of Brazil Real, Expires 4/25/07, Strike 3.24	11,043,560
USD	110,000,000	Republic of Brazil Real, Expires 4/27/05, Strike 2.8715	27,013,800
USD	30,000,000	Republic of Brazil Real, Expires 4/6/06, Strike 2.985	8,982,480
USD	60,000,000	Republic of Brazil Real, Expires 5/17/06, Strike 2.822	13,221,120
USD	30,000,000	Republic of Brazil Real, Expires 6/20/2006 Strike 2.703	4,971,750
			87,715,710
		TOTAL CALL OPTIONS PURCHASED (COST $33,495,538)	98,564,653

Principal Amount		Description	Value ($)
		PUT OPTIONS PURCHASED — 0.2%
		Options on Bonds — 0.0%
USD	10,000,000	Qatar Government International Bond, 9.75%, due 6/15/30, Expires 2/6/06, Strike 145.00	74,703
USD	40,000,000	Republic of Brazil, 11.00%, due 8/17/40, Expires 12/1/05, Strike 120.25	72
USD	40,000,000	Republic of Brazil, 11.00%, due 8/17/40, Expires 12/21/05, Strike 121.00	213,800
USD	20,000,000	Republic of Brazil, 11.00%, due 8/17/40, Expires 12/5/05, Strike 119.50	1,618
USD	27,000,000	Republic of Turkey, 11.875%, due 1/15/30, Expires 1/3/06, Strike 144.875	250,924
USD	28,000,000	Republic of Turkey, 11.875%, due 1/15/30, Expires 1/3/06, Strike 148.375	583,355
USD	20,000,000	Republic of Venezuela, 9.25%, due 9/15/27, Expires 12/27/05, Strike 116.20	304,122
			1,428,594
		Options on Interest Rate Swaps — 0.1%
USD	61,146,497	KRW Swaption, Expires 02/24/09, Strike 6.05	869,369
USD	63,119,137	KRW Swaption, Expires 04/08/09, Strike 6.20	1,848,041
			2,717,410

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

		Currency Options — 0.1%
USD	40,000,000	Republic of Brazil Real, Expires 4/25/2007, Strike 3.24	974,600
USD	30,000,000	Republic of Brazil Real, Expires 4/6/2006, Strike 2.985	48,660
USD	30,000,000	Republic of Brazil Real, Expires 6/20/2006, Strike 2.703	484,620
			1,507,880
		TOTAL PUT OPTIONS PURCHASED (COST $15,279,838)	5,653,884

Shares	Description	Value ($)
	MUTUAL FUNDS — 5.7%
4,541,406	GMO Short-Duration Collateral Fund (f)	117,667,833
21,409	GMO Special Purpose Holding Fund (f)	224,583
1,099,510	GMO World Opportunity Overlay Fund * * (f)	27,718,650
9,563,064	Merrimac Cash Series, Premium Class	9,563,064
	TOTAL MUTUAL FUNDS (COST $152,742,094)	155,174,130

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.6%
	Mexico — 0.2%
48,000	Mexican Government International Bond Warrants Expires 10/10/06 * *	1,488,000
36,000	Mexican Government International Bond Warrants, Expires 9/01/06 * *	1,620,000
33,077,000	United Mexican States Value Recovery Rights Series D, Expires 6/30/06 * *	654,925
2,942,000	United Mexican States Value Recovery Rights Series F, Expires 6/30/08 * *	70,608
		3,833,533
	Nigeria — 0.0%
25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 * *	550,000
	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights Series VRRB, Expires 01/02/21 * *	—
	Venezuela — 0.4%
164,215	Republic of Venezuela Bond Warrants, Expires 4/18/20 * *	4,515,912
262,360	Republic of Venezuela Recovery Warrants, Expires 4/15/20 * *	7,214,900
		11,730,812
	TOTAL RIGHTS AND WARRANTS (COST $2,460,000)	16,114,345
	TOTAL INVESTMENTS — 103.2% (Cost $2,559,470,943)	2,793,702,529
	Other Assets and Liabilities (net) — (3.2%)	(87,994,141)
	TOTAL NET ASSETS — 100.0%	$2,705,708,388

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,565,387,255	$372,535,498	$(144,220,224)	$228,315,274

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the securities of these issuers during the nine months ended November 30, 2005 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Short-Duration Collateral Fund	$102,308,184	$55,723,077	$43,000,000	$323,076	$—	$117,667,833
GMO Special Purpose Holding Fund	332,058	—	—	—	133,528	224,583	#
GMO World Opportunity Overlay Fund	16,308,824	11,300,000	—	—	—	27,718,650
Totals	$118,949,066	$67,023,077	$43,000,000	$323,076	$133,528	$145,611,066

# After the effect of a return of capital distribution of $118,024 on April 5, 2005.

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Forward Currency Contracts

Settlement Date	Deliver	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
2/14/06	CHF	8,000,000	$6,125,132	$(18,262)
2/21/06	EUR	352,500,000	417,401,768	(2,741,393)
2/07/06	GBP	48,200,000	83,328,022	603,361
10/25/06	HKD	382,500,000	49,413,957	586,043
11/01/06	HKD	190,000,000	24,546,592	453,408
12/20/05	JPY	9,800,000,000	81,971,726	4,984,796
				$3,867,953

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
1700	Federal Funds 30 day	December 2005	$678,920,976	$ (5,950)

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	25,665,219	Deutsche Bank, 1.25%, dated 10/3/05, to be repurchased on demand at face value plus accrued interest.	$25,706,364
USD	7,864,617	Chase Manhattan Bank, 0.01%, dated 10/26/05, to be repurchased on demand at face value plus accrued interest.	7,865,359
USD	12,490,200	Lehman Brothers, 4.10%, dated 10/28/05, to be repurchased on demand at face value plus accrued interest.	12,532,875
USD	14,963,021	Chase Manhattan Bank, 3.85%, dated 10/31/05, to be repurchased on demand at face value plus accrued interest.	15,009,427
USD	8,385,972	Chase Manhattan Bank, 2.60%, dated 11/21/05, to be repurchased on demand at face value plus accrued interest.	8,390,818
USD	32,010,915	Lehman Brothers, 1.00%, dated 11/21/05, to be repurchased on demand at face value plus accrued interest.	32,018,029
USD	16,449,694	Chase Manhattan Bank, 1.00%, dated 11/23/05, to be repurchased on demand at face value plus accrued interest.	16,451,065
USD	21,867,125	Chase Manhattan Bank, 2.25%, dated 11/28/05, to be repurchased on demand at face value plus accrued interest.	21,868,492
USD	7,903,858	Chase Manhattan Bank, 3.25%, dated 11/29/05, to be repurchased on demand at face value plus accrued interest.	7,903,858
USD	15,398,600	Lehman Brothers, 2.35%, dated 11/29/05, to be repurchased on demand at face value plus accrued interest.	15,398,600
			$163,144,887
Average balance outstanding			$223,625,724
Average interest rate			2.12%
Maximum balance outstanding			$336,666,300
Average shares outstanding			232,251,006
Average balance per share outstanding			$0.96

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Written Options

A summary of open written option contracts for the Fund at November 30, 2005, is as follows:

Options on Credit Default Swaps

Notional Amount	Expiration Date	Description	Market Value
Call
24,000,000	12/6/2005	CDX Swaption, Strike 99.7	$(334,735)
Put
24,000,000	12/6/2005	CDX Swaption, Strike 99.7	(792)
			$(335,527)

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Currency Options

Notional Amount	Expiration Date	Description	Market Value
$40,000,000	4/7/2006	Republic of Brazil Real Currency Option, Strike 2.592	$(5,609,600)
40,000,000	4/20/2006	Republic of Brazil Real Currency Option, Strike 2.565	(5,090,840)
50,000,000	5/4/2006	Republic of Brazil Real Currency Option, Strike 2.367	(2,767,450)
110,000,000	4/27/2006	Republic of Brazil Real Currency Option, Strike 2.512	(11,653,070)
60,000,000	5/17/2006	Republic of Brazil Real Currency Option, Strike 2.475	(5,383,200)
			$(30,504,160)

	Puts		Calls
	Principal Amount		Principal Amount
	of Contracts	Premiums	of Contracts	Premiums
	(000’s omitted)		(000’s omitted)
Outstanding, beginning of period	—	$ —	—	$ —
Options written	396,000	5,572,700	204,000	2,265,050
Options closed	—	—	—	—
Options exercised	(40,000)	(395,000)	(58,000)	(796,250)
Options expired	(136,000)	(805,200)	(18,000)	(108,000)
Options sold	—	—	—	—
Outstanding, end of period	220,000	$4,372,500	128,000	$1,360,800

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
10,000,000	USD	12/9/2005	Lehman Brothers	(Pay)	1.55%	Gazprom Loan Facility	$(77,080)
10,000,000	USD	12/20/2005	UBS AG	(Pay)	2.03%	Republic of Brazil	(100,543)
15,000,000	USD	1/21/2006	Deutsche Bank AG	Receive	5.40%	Gazprom Loan Facility	402,867
14,000,000	USD	2/20/2006	UBS AG	(Pay)	2.10%	Republic of Ecuador	(108,896)
15,000,000	USD	4/3/2006	Morgan Guaranty Trust Company	(Pay)	0.25%	Banco Santander Senior Bonds or Loans	(15,389)
15,000,000	USD	4/6/2006	Morgan Guaranty Trust Company	(Pay)	0.26%	Banco Santander Senior Bonds or Loans	(16,050)
30,000,000	USD	4/10/2006	Morgan Guaranty Trust Company	(Pay)	0.28%	Banco Santander Senior Bonds or Loans	(34,111)

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

10,000,000	USD	4/10/2006	Morgan Guaranty Trust Company	(Pay)	0.26%	Banco Santander Senior Bonds or Loans	(10,623)
25,000,000	USD	5/1/2006	Morgan Guaranty Trust Company	(Pay)	0.27%	Banco Bilbao Vizcaya Senior Bonds and Notes	(26,795)
15,000,000	USD	6/8/2006	JP Morgan Chase Bank	Receive	2.95%	United Mexican States	433,040
35,000,000	USD	7/5/2006	Deutsche Bank AG	Receive	5.00%	Gazprom Loan Facility	1,633,737
35,000,000	USD	7/5/2006	UBS AG	(Pay)	3.40%	Gazprom Loan Facility	(1,076,612)
20,000,000	USD	8/9/2006	JP Morgan Chase Bank	(Pay)	0.42%	Banco Bilbao Vizcaya Argentaria SA	(53,381)
15,000,000	USD	8/21/2006	Deutsche Bank AG	Receive	5.45%	Gazprom Loan Facility	747,056
5,000,000	USD	9/27/2006	Merrill Lynch	Receive	5.70%	Dominican Republic	210,207
25,000,000	USD	10/19/2006	Deutsche Bank AG	(Pay)	2.10%	Government of Ukraine	(371,005)
15,000,000	USD	11/20/2006	Deutsche Bank AG	(Pay)	4.55%	Republic of Brazil	(606,550)
10,000,000	USD	11/20/2006	Deutsche Bank AG	(Pay)	4.40%	Republic of Brazil	(389,752)
30,000,000	USD	12/7/2006	Deutsche Bank AG	(Pay)	1.60%	Gazprom Loan Facility	(532,779)
8,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	(38,347)
5,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	(23,995)
20,000,000	USD	12/20/2006	JP Morgan Chase Bank	(Pay)	4.75%	Republic of Brazil	(1,309,447)
10,000,000	USD	2/18/2007	JP Morgan Chase Bank	(Pay)	4.60%	Russia Federation	(637,579)
10,000,000	USD	2/26/2007	Citigroup	(Pay)	2.15%	Republic of South Africa	(293,422)
5,000,000	USD	3/20/2007	JP Morgan Chase Bank	(Pay)	1.70%	Republic of Phillippines	(70,654)
10,000,000	USD	6/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	Banco Bilbao Vizcaya Argentaria SA	(46,369)
3,000,000	USD	7/2/2007	Deutsche Bank AG	(Pay)	0.64%	Bank of China Bonds or Loans	(28,982)
10,000,000	USD	7/2/2007	Citibank N.A.	(Pay)	0.64%	Bank of China Bonds or Loans	(112,026)
15,000,000	USD	8/20/2007	Morgan Stanley	(Pay)	0.87%	Government of Ukraine	(52,915)
15,000,000	USD	9/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	HSBC Bank Plc	(92,805)

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

10,000,000	USD	10/10/2007	JP Morgan Chase Bank	(Pay)	0.70%	Banco Bilbao Vizcaya Argentaria SA	(124,015)
8,000,000	USD	10/19/2007	Deutsche Bank AG	(Pay)	15.00%	Republic of Venezuela	(2,139,263)
5,000,000	USD	10/22/2007	JP Morgan Chase Bank	(Pay)	0.54%	Banco Bilbao Vizcaya Argentaria SA	(46,173)
5,000,000	USD	10/23/2007	JP Morgan Chase Bank	(Pay)	0.48%	Banco Bilbao Vizcaya Argentaria SA	(40,435)
5,000,000	USD	10/30/2007	Deutsche Bank AG	(Pay)	0.44%	Banco Bilbao Vizcaya Argentaria SA	(36,475)
10,000,000	USD	11/4/2007	Deutsche Bank AG	Receive	1.68%	Aries Russia Paris Club	292,713
10,000,000	USD	11/4/2007	Deutsche Bank AG	(Pay)	1.21%	Russian Federation	(156,854)
10,000,000	USD	11/23/2007	Deutsche Bank AG	(Pay)	1.15%	Endesa SA Spain	(170,714)
15,000,000	USD	11/27/2007	JP Morgan Chase Bank	(Pay)	1.10%	Endesa SA Spain	(241,573)
30,000,000	USD	12/23/2007	Deutsche Bank AG	(Pay)	2.35%	Gazprom Loan Facility	(1,239,691)
50,000,000	USD	5/4/2008	Deutsche Bank AG	(Pay)	1.80%	Government of Ukraine	(1,065,714)
5,000,000	USD	5/7/2008	JP Morgan Chase Bank	Receive	9.65%	Republic of Brazil	984,146
5,000,000	USD	5/30/2008	JP Morgan Chase Bank	Receive	8.65%	Republic of Turkey	914,878
5,000,000	USD	8/6/2008	Bear Stearns International Limited	Receive	1.10%	Trinidad and Tobago	130,888
2,000,000	USD	9/20/2008	UBS AG	Receive	9.20%	Dominican Republic	401,071
10,000,000	USD	9/20/2008	Morgan Stanley Capital Services, Inc.	Receive	5.15%	Republic of Colombia	1,220,661
4,000,000	USD	10/20/2008	Deutsche Bank AG	Receive	8.50%	Republic of Uruguay	702,254
15,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	5.80%	Republic of Brazil	1,780,349
10,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	5.70%	Republic of Brazil	1,159,396
9,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	4.77%	Republic of Colombia	967,936
14,000,000	USD	12/20/2008	Deutsche Bank AG	(Pay)	0.79%	Korean Deposit Insurance Corporation	(241,720)
20,000,000	USD	12/20/2008	JP Morgan Chase Bank	Receive	5.95%	Republic of Brazil	2,999,779

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

5,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	2.85%	Republic of Peru	306,907
10,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	4.30%	Republic of Phillippines	793,840
10,000,000	USD	4/17/2009	Deutsche Bank AG	Receive	3.90%	Gazprom Loan Facility	936,051
5,000,000	USD	5/20/2009	JP Morgan Chase Bank	Receive	4.40%	Gazprom Loan Facility	536,980
25,000,000	USD	5/21/2009	UBS AG	Receive	4.50%	Gazprom Loan Facility	2,765,871
25,000,000	USD	6/20/2009	JP Morgan Chase Bank	Receive	8.01%	Republic of Brazil	5,820,818
7,000,000	USD	8/5/2009	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	920,354
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.90%	United Mexican States	(153,823)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.88%	United Mexican States	(146,548)
25,000,000	USD	12/29/2009	Deutsche Bank AG	Receive	2.25%	Videocon Loan Facility	272,886
7,000,000	USD	2/5/2010	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	968,399
20,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.70%	Republic of Brazil	1,331,528
10,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.57%	Republic of Brazil	614,296
12,000,000	USD	2/20/2010	Morgan Stanley Capital Services, Inc.	Receive	3.63%	Republic of Brazil	765,661
10,000,000	USD	2/20/2010	UBS AG	Receive	3.62%	Republic of Brazil	634,091
12,000,000	USD	3/5/2010	Deutsche Bank AG	Receive	9.10%	Republic of Turkey	3,727,614
18,000,000	USD	3/20/2010	Morgan Stanley Capital Services, Inc.	Receive	0.75%	United Mexican States	184,732
3,000,000	USD	3/29/2010	JP Morgan Chase Bank	Receive	4.70%	Arab Republic of Egypt	528,071
85,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	2.10%	Reference security within CDX Index	(3,740,708)
36,000,000	USD	6/20/2010	Lehman Brothers	(Pay)	2.10%	Reference security within CDX Index	(1,584,300)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	3.87%	Republic of Argentina	(566,208)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	4.00%	Republic of Argentina	(498,333)
10,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.77%	Republic of Argentina	(351,554)
6,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.80%	Republic of Argentina	(214,874)
5,000,000	USD	7/23/2010	Deutsche Bank AG	Receive	4.56%	Government of Ukraine	668,213

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

7,000,000	USD	8/5/2010	Deutsche Bank AG	Receive	4.90%	Government of Ukraine	1,032,887
2,100,000	USD	8/25/2010	Deutsche Bank AG	Receive	3.40%	Deutsche Bank Loan to Ukrtelekom	21,209
5,000,000	USD	10/25/2010	Deutsche Bank AG	Receive	4.60%	Government of Ukraine	633,653
70,000,000	USD	12/20/2010	Deutsche Bank AG	Receive	1.80%	Reference security within CDX Index	1,025,500
30,000,000	USD	12/20/2010	Lehman Brothers	Receive	1.80%	Reference security within CDX Index	439,500
70,000,000	USD	12/20/2010	Lehman Brothers	Receive	1.80%	Reference security within CDX Index	1,025,500
10,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.57%	Republic of Argentina	(23,960)
5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	Government of Ukraine	715,990
7,000,000	USD	2/7/2011	Deutsche Bank AG	Receive	4.95%	Government of Ukraine	1,099,136
2,100,000	USD	2/25/2011	Deutsche Bank AG	Receive	3.50%	Deutsche Bank Loan to Ukrtelekom	23,262
5,000,000	USD	4/26/2011	Deutsche Bank AG	Receive	4.66%	Government of Ukraine	680,684
9,000,000	USD	7/17/2011	UBS AG	Receive	5.05%	Government of Ukraine	1,548,295
5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	Government of Ukraine	762,989
7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	Government of Ukraine	1,174,418
2,100,000	USD	8/25/2011	Deutsche Bank AG	Receive	3.60%	Deutsche Bank Loan to Ukrtelekom	28,199
15,000,000	USD	10/17/2011	Deutsche Bank AG	Receive	3.55%	Gazprom Loan Facility	1,680,137
5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	Government of Ukraine	725,522
19,000,000	USD	10/30/2011	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	1,003,137
10,000,000	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	Stemcor UK Ltd.	176,728
2,100,000	USD	2/25/2012	Deutsche Bank AG	Receive	3.68%	Deutsche Bank Loan to Ukrtelekom	32,338
19,000,000	USD	5/5/2012	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	1,048,605
10,000,000	USD	6/20/2012	Morgan Stanley Capital Services, Inc.	Receive	2.10%	Republic of Panama	247,499
5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	Republic of Chile	850,381

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

2,100,000	USD	8/25/2012	Deutsche Bank AG	Receive	3.75%	Deutsche Bank Loan to Ukrtelekom	36,552
10,000,000	USD	10/4/2012	JP Morgan Chase Bank	Receive	2.95%	Republic of Chile	1,618,106
5,000,000	USD	11/5/2012	Deutsche Bank AG	Receive	6.50%	Republic of Jamaica	148,985
10,000,000	USD	1/8/2013	Deutsche Bank AG	Receive	7.15%	Republic of Colombia	3,043,341
10,000,000	USD	1/9/2013	Deutsche Bank AG	Receive	8.25%	Republic of Turkey	3,819,104
7,000,000	USD	1/10/2013	JP Morgan Chase Bank	Receive	7.50%	Republic of Colombia	2,273,699
10,000,000	USD	2/7/2013	JP Morgan Chase Bank	Receive	8.30%	Republic of Colombia	3,680,573
15,000,000	USD	2/11/2013	JP Morgan Chase Bank	Receive	3.05%	United Mexican States	2,179,630
10,000,000	USD	6/6/2013	Deutsche Bank AG	Receive	9.40%	Republic of Brazil	3,989,514
20,000,000	USD	6/12/2013	Deutsche Bank AG	Receive	9.08%	Republic of Brazil	7,560,890
130,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	3.30%	Republic of Brazil	1,759,908
80,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	4.05%	Republic of Brazil	4,369,240
15,000,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.20%	Republic of Brazil	(1,924,424)
9,000,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.95%	Republic of Brazil	(4,707,384)
10,000,000	USD	12/20/2013	Deutsche Bank AG	Receive	10.50%	Republic of Ecuador	1,234,399
10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	Republic of Turkey	1,169,089
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	4.28%	Republic of Brazil	806,470
10,000,000	USD	1/20/2014	Citibank N.A.	Receive	4.94%	Republic of Colombia	1,745,362
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	1.77%	United Mexican States	674,854
15,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.30%	Republic of Brazil	1,110,470
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.32%	Republic of Brazil	376,286
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.90%	Republic of Colombia	820,548
20,000,000	USD	4/20/2014	Goldman Sachs	Receive	1.59%	United Mexican States	1,021,041
20,000,000	USD	4/20/2014	Lehman Brothers	Receive	1.58%	United Mexican States	1,007,338
10,000,000	USD	5/14/2014	Deutsche Bank AG	Receive	6.64%	Republic of Turkey	2,830,879

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

5,000,000	USD	5/19/2014	Deutsche Bank AG	Receive	6.42%	Republic of Turkey	1,340,132
7,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	6.25%	Republic of Turkey	1,800,757
5,000,000	USD	5/20/2014	Deutsche Bank AG	Receive	2.03%	United Mexican States	398,316
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	844,309
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	844,309
10,000,000	USD	5/20/2014	UBS AG	Receive	2.10%	United Mexican States	844,309
15,000,000	USD	6/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	1,703,535
10,000,000	USD	6/16/2014	Deutsche Bank AG	Receive	6.22%	Republic of Turkey	2,835,623
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	937,177
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	937,177
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.15%	United Mexican States	973,624
10,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.00%	United Mexican States	850,087
35,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.01%	United Mexican States	3,000,702
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	Lebanese Republic	(115,927)
15,000,000	USD	12/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	1,733,467
50,000,000	USD	12/23/2014	Deutsche Bank AG	Receive	3.35%	Gazprom Loan Facility	6,623,954
600,000,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	Bolivarian Republic of Venezuela	(42,684,507)
800,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	Bolivarian Republic of Venezuela	45,863,150
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	Bolivarian Republic of Venezuela	37,905,320
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	Bolivarian Republic of Venezuela	(34,618,766)
10,000,000	USD	4/20/2015	JP Morgan Chase Bank	Receive	4.65%	Republic of Colombia	1,469,148
15,000,000	USD	5/20/2015	Deutsche Bank AG	Receive	3.85%	Republic of Turkey	1,586,059
25,000,000	USD	11/20/2015	Deutsche Bank AG	Receive	3.83%	Republic of Brazil	851,471

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

56,950,000,000	COP	11/20/2015	Citigroup	Receive	1.85%	Republic of Colombia	(194,433)
10,000,000	USD	10/7/2017	JP Morgan Chase Bank	Receive	4.20%	United Mexican States	2,866,974
20,000,000	USD	3/20/2019	JP Morgan Chase Bank	Receive	1.90%	United Mexican States	1,836,408
30,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	United Mexican States	(3,051,194)
20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.89%	United Mexican States	(2,163,596)
							$109,685,872

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
6,000,000,000	JPY	3/10/2008	Deutsche Bank AG	(Pay)	0.29%	6 month Japanese LIBOR	$93,781
6,000,000,000	JPY	5/29/2008	Deutsche Bank AG	(Pay)	0.22%	6 month Japanese LIBOR	64,461
6,000,000,000	JPY	6/11/2008	JP Morgan Chase Bank	(Pay)	0.19%	6 month Japanese LIBOR	282,419
6,000,000,000	JPY	6/12/2008	Deutsche Bank AG	(Pay)	0.19%	6 month Japanese LIBOR	290,042
2,097,027	USD	12/1/2008	Citigroup	(Pay)	7.10%	6 month LIBOR	(136,669)
3,551,721	USD	12/1/2011	Citigroup	(Pay)	6.32%	6 month LIBOR	(263,743)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	4.80%	Korean bond rate for 91 day certificates of deposit	903,968
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	5.03%	Korean bond rate for 91 day certificates of deposit	1,197,126
150,000,000	USD	5/12/2014	Citibank N.A.	Receive	5.31%	3 month LIBOR	3,104,320
75,000,000	USD	3/29/2015	Deutsche Bank AG	Receive	5.14%	3 month LIBOR	658,038
20,000,000	USD	10/3/2015	JP Morgan Chase Bank	Receive	4.64%	3 month LIBOR	(620,150)
200,000,000	USD	10/18/2015	JP Morgan Chase Bank	Receive	4.98%	3 month LIBOR	(876,026)
25,000,000	USD	12/2/2023	JP Morgan Chase Bank	Receive	5.34%	3 month LIBOR	296,509
							$4,994,076

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
223,800,000	RUB	12/5/2007	JP Morgan Chase Bank	3 month LIBOR +0.25%	Return on Russian Railways	$136,679

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:

144A – Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC – Insured as to the payment of principal and interest by AMBAC Assurance Corporation.
BPI – Indemnification payment bonds
DCB – Debt Conversion Bond
EMTN – Euromarket Medium Term Note
FLIRB – Front Loaded Interest Reduction Bond
GMTN – Global Medium Term Note
IAB – Interest Arrears Bond
MTN – Medium Term Note
MYDFA – Multi-Year Deposit Facility Agreement
PDI – Past Due Interest
PIK – Payment In Kind

Variable and step up rates – The rates shown on variable and step up rate notes are the current interest rates at November 30, 2005, which are subject to change based on the terms of the security, including varying reset dates.

VRRB – Variable Rate Reduction Bond
*	Non-performing. Borrower not currently paying interest.
**	Non-income producing security.
(a)	Security is in default.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements.
(d)	Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators.
(e)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts.
(f)	Affiliated issuer.
Currency Abbreviations:
ARS – Argentine Peso
ATS – Austrian Schilling
CHF – Swiss Franc
DEM – German Mark
EUR – Euro
FRF – French Franc
GBP – British Pound
ITL – Italian Lira
JPY – Japanese Yen
MYR – Malaysian Ringgit
NLG – Netherlands Guilder
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.1%
	Australia — 2.7%
1,121,666	Australia and New Zealand Banking Group Ltd	19,724,827
538,072	Commonwealth Bank of Australia	16,573,212
2,281,974	General Property Trust Units	6,596,449
283,278	Macquarie Bank Ltd	14,117,930
1,529,150	National Australia Bank Ltd	36,429,335
1,200	National Australia Bank Ltd ADR	143,640
830,172	Promina Group Ltd	2,944,250
197,889	Rio Tinto Ltd (a)	8,945,204
888,224	Santos Ltd	7,469,797
2,398,754	Stockland	10,969,948
277,519	Suncorp-Metway Ltd	4,048,550
5,190,003	Telstra Corp Ltd	14,687,414
828,068	Woolworths Ltd	10,378,820
		153,029,376
	Austria — 1.3%
72,291	Austrian Airlines * (a)	564,843
77,525	Boehler Uddeholm (Bearer)	12,613,838
84,898	Flughafen Wien AG	5,395,177
44,052	Generali Holding Vienna AG (a)	1,420,335
621,468	OMV AG	34,151,356
152,184	RHI AG * (a)	4,225,224
166,397	Voestalpine AG	15,782,965
		74,153,738
	Belgium — 1.8%
23,203	Colruyt SA	3,119,301
84,992	Delhaize Group (a)	5,366,980
1,337,827	Dexia (a)	29,110,928
1,653,958	Fortis	49,003,914
260,067	UCB SA	12,786,932
		99,388,055
	Canada — 2.6%
228,100	BCE Inc	5,402,137
261,800	Canadian Imperial Bank of Commerce	16,872,877
857,900	Canadian Natural Resources	38,878,132
570,800	EnCana Corp	25,329,204
53,100	Magna International Inc Class A	3,641,195
255,100	National Bank of Canada	13,504,458
571,500	Petro-Canada	21,823,447
21,400	Quebecor Inc Class B	459,495
258,200	Royal Bank of Canada	19,701,679
104,900	TELUS Corp	4,014,730
		149,627,354
	Denmark — 0.6%
886	AP Moller - Maersk A/S (a)	8,314,310
663	AP Moller - Maersk A/S	6,041,532

1

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

331,200	Danske Bank A/S	10,641,894
116,500	Tele Danmark A/S Class B	6,978,836
		31,976,572
	Finland — 2.8%
993,600	Fortum Oyj	17,434,404
264,700	Kesko Oyj Class B (a)	6,866,506
259,700	Metso Oyj	6,791,059
120,500	Neste Oil Oyj	3,506,488
3,898,100	Nokia Oyj	66,440,968
596,154	Rautaruukki Oyj	12,131,741
1,970,300	Sampo Oyj Class A	32,102,706
38,760	Stockmann Oyj AB Class A	1,478,715
38,200	Wartsila Oyj Class A	982,392
169,100	Wartsila Oyj Class B	4,529,701
132,950	Yit Yhtymae Oyj	5,372,633
		157,637,313
	France — 5.9%
890,877	Arcelor	21,225,876
54,015	Assurances Generales de France	5,259,788
206,514	Axa	6,201,971
1,085,630	BNP Paribas	85,548,537
35,055	Bongrain SA	1,940,296
330,057	Cie de Saint-Gobain	19,035,074
5,686	Fromageries Bel Vache qui Rit	925,124
141,945	Michelin SA Class B	7,708,286
548,291	Peugeot SA	32,828,301
112,832	Renault SA	8,769,121
396,765	Sanofi-Aventis	31,909,643
97,931	Schneider Electric SA	8,412,024
3,462,983	SCOR SA	6,989,851
315,849	Societe Generale	37,454,544
221,561	Total SA (a)	55,277,663
93,867	Veolia Environnement	4,008,615
		333,494,714
	Germany — 7.5%
94,330	Aareal Bank AG * (a)	3,552,688
64,786	Adidas-Salomon AG	11,362,766
240,580	Allianz AG (Registered)	34,922,114
213,316	Altana AG (a)	11,254,379
116,288	Bankgesellschaft Berlin AG * (a)	429,628
181,020	BASF AG (a)	13,308,755
62,901	Bayer AG	2,506,832
520,747	Bayerische Motoren Werke AG	22,882,132
182,740	Commerzbank AG	5,387,296
298,207	DaimlerChrysler AG (Registered)	15,033,398
312,956	Depfa Bank Plc	4,704,728
376,641	Deutsche Bank AG (Registered)	36,727,959
68,611	Deutsche Postbank AG (a)	3,728,968
813,224	E. On AG	77,365,812

2

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

118,371	MAN AG	5,893,761
87,101	Merck KGaA	7,156,673
1,009	Mobilcom AG	20,507
324,121	Muenchener Rueckversicherungs AG (Registered)	42,282,802
326,106	RWE AG	22,499,248
125,701	Salzgitter AG	6,291,731
343,252	Schering AG	22,203,785
216,158	Suedzucker AG (a)	4,810,809
1,188,488	ThyssenKrupp AG	23,894,289
364,270	TUI AG (a)	7,021,347
697,603	Volkswagen AG (a)	36,472,771
		421,715,178
	Hong Kong — 1.5%
1,086,000	Cheung Kong Holdings Ltd	11,261,133
756,000	Cheung Kong Infrastructure Holdings Ltd	2,441,904
3,331,098	CLP Holdings Ltd	19,620,642
369,000	Guoco Group	3,815,005
2,681,511	Hang Lung Group Co Ltd	5,211,529
721,100	Hong Kong Aircraft Engineering Co Ltd	5,710,365
4,745,469	Hong Kong Electric Holdings Ltd	23,115,328
561,700	Hong Kong Ferry Co Ltd	656,850
162	Jardine Matheson Holdings Ltd	2,542
324,411	Jardine Strategic Holdings Ltd	3,124,370
583,862	Mandarin Oriental International Ltd	478,125
602,500	Swire Pacific Ltd Class A	5,460,789
1,792,900	Yue Yuen Industrial Holdings	4,810,676
		85,709,258
	Ireland — 0.9%
642,538	Allied Irish Banks Plc	13,866,616
964,042	Bank of Ireland	14,895,556
901,538	CRH Plc	23,849,649
		52,611,821
	Italy — 5.3%
1,681,857	Banca Intesa SPA (Savings Shares)	7,740,089
4,153,158	Banca Monte dei Paschi di Siena SPA (a)	19,867,356
732,988	Banca Popolare di Milano	7,145,665
184,482	Banche Popolari Unite Scrl	4,046,102
1,992,372	Capitalia SPA (a)	11,134,056
7,199,942	Enel SPA	56,706,425
4,405,749	ENI SPA	119,380,313
1,158,482	Fiat SPA * (a)	9,405,928
185,747	Fiat SPA (Savings Shares) *	1,391,696
771,948	Fineco SPA	7,199,739
83,051	Fondiaria - Sai SPA (a)	2,522,659
287,623	Fondiaria - Sai SPA - RNC	6,712,328
588,000	Grassetto SPA * (b) (c)	6,933
363,481	Italcementi SPA - RNC	4,179,719
24,342	Italmobiliare SPA	1,562,563
607,433	Milano Assicurazioni SPA	4,075,400

3

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

96,800	Natuzzi SPA ADR	711,480
663,010	Sanpaolo IMI SPA	10,035,321
491,236	SMI (Societa Metallurgica Italy) *	242,092
6,937,949	Telecom Italia Di RISP	16,466,022
1,527,055	UniCredito Italiano SPA (a)	9,477,294
		300,009,180
	Japan — 23.8%
135,130	Acom Co Ltd	8,031,630
216,100	Aeon Co Ltd	4,811,417
480,000	AIOI Insurance Co Ltd	2,999,205
181,800	Alps Electric Co Ltd	2,870,309
579,000	Asahi Kasei Corp	3,233,438
122,100	Autobacs Seven Co Ltd	5,467,230
1,419,300	Chubu Electric Power Co Inc	33,840,067
225,200	Chugoku Electric Power Co Inc	4,261,559
797,000	Cosmo Oil Co Ltd (a)	3,564,108
1,388,000	Daido Steel Co Ltd	10,025,475
106,000	Daiei Inc (a)	2,516,748
974,280	Daiichi Sankyo Co Ltd	17,768,148
1,415,000	Daikyo Inc * (a)	7,912,716
425,000	Dainippon Screen Manufacturing Co Ltd	3,281,788
252,300	Daito Trust Construction Co Ltd	12,293,006
162,000	Daiwa House Industry Co Ltd	2,247,374
371,000	Daiwa Kosho Lease Co Ltd	2,094,038
574,800	Eisai Co Ltd	22,088,372
132,000	Ezaki Glico Co Ltd	1,347,454
1,027,000	Fuji Electric Holdings Co Ltd	4,726,363
2,883,000	Fuji Heavy Industries Ltd	15,397,443
747,000	Fujikura Ltd	5,715,063
1,538,000	Furukawa Electric Co Ltd * (a)	9,220,254
3,236,500	Haseko Corp * (a)	12,822,518
110,800	Hitachi Chemical Co Ltd	2,538,627
381,000	Hokkaido Electric Power	7,563,149
1,664,900	Honda Motor Co Ltd	92,625,159
2,898,000	Ishikawajima-Harima Heavy Industries Co Ltd	7,379,569
2,719,000	Isuzu Motors Ltd (a)	10,407,967
3,435,000	Itochu Corp	25,785,935
1,322	Japan Tobacco Inc	17,686,529
2,388,000	Kajima Corp	11,959,541
307,000	Kandenko Co	2,278,350
867,600	Kansai Electric Power Co Inc	18,430,281
1,182,000	Kao Corp	27,745,741
3,959,000	Kawasaki Heavy Industries Ltd (a)	11,032,442
632,000	Kawasaki Kisen Kaisha Ltd (a)	3,729,710
650,000	Keisei Electric Railway Co	4,325,554
3,680,000	Kobe Steel Ltd	10,668,947
968,000	Komatsu Ltd	13,402,074
616,000	Kubota Corp	4,804,281
887,200	Kyushu Electric Power Co Inc	18,902,341
660,600	Leopalance21 Corp	21,127,285

4

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

508,000	Maeda Corp	3,325,916
133,800	Makita Corp (a)	3,286,396
3,388,000	Marubeni Corp	16,703,999
44,900	Maruichi Steel Tube (a)	929,083
330,000	Matsushita Electric Industrial Co Ltd	6,633,036
164,000	Matsushita Electric Works Ltd (a)	1,561,420
3,014,000	Mazda Motor Corp	13,104,317
2,412,200	Mitsubishi Corp	49,027,348
443,000	Mitsubishi Electric Corp	2,958,786
2,819,000	Mitsubishi Materials Corp (a)	11,357,278
8,194,000	Mitsubishi Motors Corp (a)	17,241,199
1,343,000	Mitsubishi Rayon Co Ltd	7,962,275
1,296	Mitsubishi Tokyo Financial Group Inc	16,284,506
1,282,000	Mitsui & Co	15,725,934
1,004,000	Mitsui Chemicals Inc	5,544,995
462,000	Mitsui Sumitomo Insurance Co Ltd	5,264,785
2,283,000	Mitsui Trust Holding Inc	28,027,100
3,626	Mizuho Financial Group Inc	25,453,313
54,700	Murata Manufacturing Co Ltd	3,105,732
219,000	Nagase & Co	2,609,341
292,000	NGK Spark Plug Co Ltd	6,140,223
361,000	Nikko Cordial Corp	4,906,314
151,000	Nippon Corp	1,119,047
1,342,000	Nippon Light Metal (a)	3,336,238
1,236,500	Nippon Mining Holdings Inc	8,118,839
3,082,000	Nippon Steel Corp	10,396,437
4,551	Nippon Telegraph & Telephone Corp	20,434,355
1,444,000	Nippon Yusen Kabushiki Kaisha (a)	8,746,223
883,000	Nishimatsu Construction (a)	3,703,402
2,812,400	Nissan Motor Co	28,861,862
294,300	Nissin Food Products Co Ltd	8,122,397
318,000	NSK Ltd	2,060,654
450,000	Olympus Optical Co Ltd	11,518,597
162,900	Ono Pharmaceutical Co Ltd	6,760,028
1,043,000	Orient Corp (a)	4,309,363
72,000	ORIX Corp	15,442,820
6,145,000	Osaka Gas Co Ltd	20,112,255
137,050	Promise Co Ltd	8,263,184
8,199	Resona Holdings Inc *	26,341,019
3,000	Royal Co Ltd	40,351
113,300	Ryosan Co	2,924,153
1,360,000	Shimizu Corp	8,914,458
363,000	Shinko Securities Co Ltd	1,505,943
357,500	Showa Shell Sekiyu KK	4,018,674
1,015,200	Sojitz Corp * (a)	5,641,555
177,600	Stanley Electric Co Ltd	2,885,591
1,455,000	Sumitomo Corp	17,195,246
917,000	Sumitomo Heavy Industries Ltd	6,652,619
7,228,000	Sumitomo Metal Industries Ltd	24,838,819
1,621,000	Taiheiyo Cement Co Ltd	6,499,727
2,277,000	Taisei Corp	9,707,755

5

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

730,000	Taisho Pharmaceutical Co Ltd	13,116,605
381,000	Takashimaya Co Ltd	5,891,983
3,243,200	Takeda Pharmaceutical Co Ltd	177,648,201
74,490	Takefuji Corp	5,025,481
410,000	Teijin Ltd	2,233,343
249,500	Terumo Corp	6,893,653
868,300	Tohoku Electric Power Co Inc	16,725,052
439,000	Tokuyama Corp	5,054,805
791,300	Tokyo Electric Power Co Inc	19,011,091
3,246,000	Tokyo Gas Co Ltd	13,068,104
208,000	Tokyo Tatemono Co Ltd	1,734,951
1,547,000	Tomen Corp (a)	2,213,883
892,000	TonenGeneral Sekiyu KK	9,496,535
158,000	Toyo Suisan Kaisha Ltd	2,529,380
121,800	Toyota Industries Corp	4,212,181
89,000	Toyota Tsusho Kaisha	1,798,473
2,231,000	Ube Industries Ltd	5,711,083
105,000	Wacoal Corp	1,420,068
240,000	Yamaha Corp Ltd	3,739,510
192,200	Yamaha Motor Co Ltd	4,374,680
333,000	Yamato Transport Co Ltd	5,457,499
		1,343,910,673
	Malaysia — 0.0%
751,000	Promet Berhad * (b) (c)	1,988
	Netherlands — 8.0%
5,521,025	ABN Amro Holdings NV	135,732,334
4,215,749	Aegon NV	66,664,565
488,346	Akzo Nobel NV	21,877,726
168,337	Corio NV	8,839,585
255,681	DSM NV	9,453,587
14,788	Gamma Holdings NV	624,759
382,222	Heineken NV	11,699,734
5,231,075	ING Groep NV	168,990,869
177,968	Koninklijke Wessanen NV (a)	2,717,770
427,710	OCE NV	6,088,557
127,686	TNT NV	3,434,972
117,991	Unilever NV	7,904,629
82,096	Wereldhave NV	7,714,325
		451,743,412
	Norway — 1.1%
78,217	Aker Kvaerner ASA (a)	2,272,381
1,102,069	DnB NOR ASA	11,524,272
330,717	Norsk Hydro ASA	33,024,177
118,754	Orkla ASA	4,413,064
267,050	Statoil ASA	5,809,993
189,500	Yara International ASA	2,887,627
		59,931,514

6

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

	Singapore — 0.8%
2,122,000	Capitaland Ltd	4,107,113
976,249	ComfortDelgro Corp Ltd	864,929
2,440,000	DBS Group Holdings Ltd	23,615,160
549,000	Fraser & Neave Ltd	5,616,404
280,193	Haw Par Corp Ltd	835,104
810,104	Hotel Properties Ltd	689,181
3,241,100	Sembcorp Industrie	5,100,481
30,000	Singapore Land Ltd	94,597
1,960,201	Straits Trading Co Ltd	3,265,205
439,960	United Industrial Corp Ltd	301,787
		44,489,961
	Spain — 2.9%
38,969	Acciona SA	4,310,518
555,739	Banco Santander Central Hispano SA	7,041,675
2,073,723	Endesa SA	53,801,430
38,036	Fomento de Construcciones y Contratas SA	2,102,949
414,486	Gas Natural SDG SA	11,285,895
1,332,225	Iberdrola SA	34,957,978
90,910	Metrovacesa SA	5,816,869
1,244,380	Repsol YPF SA	36,537,550
280,805	Sacyr Vallehermoso SA	7,125,733
		162,980,597
	Sweden — 1.8%
171,100	Atlas Copco AB Class A Shares	3,417,008
219,600	Electrolux AB	5,093,680
973,600	Hennes & Mauritz AB Class B	30,404,863
302,300	Holmen AB Class B (a)	9,432,196
3,177,400	Nordea AB	30,896,335
1,397,300	Swedish Match AB	15,955,614
971,300	Tele2 AB Class B (a)	9,821,268
		105,020,964
	Switzerland — 2.4%
5,373	Banque Cantonale Vaudoise	1,442,802
519,279	Credit Suisse Group	25,190,095
35,616	Swiss Life Holding	5,678,991
127,699	Swiss Re (Registered)	9,400,953
47,746	Swisscom AG (Registered) (a)	14,917,740
12,415	Valora Holding AG	2,247,621
368,252	Zurich Financial Services AG	74,831,864
		133,710,066
	United Kingdom — 22.4%
831,195	Alliance & Leicester Plc	12,779,445
318,997	Arriva Plc	3,154,322
2,053,855	AstraZeneca Plc	94,317,535
2,622,709	Aviva Plc	31,019,298
3,796,233	Barclays Plc	38,555,680
1,202,843	Barratt Developments Plc	18,783,841
1,048,520	BBA Group Plc	5,661,536

7

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

259,103	Berkeley Group Holdings	4,532,506
1,882,064	Boots Group Plc	19,371,605
1,087,614	British American Tobacco Plc	23,608,809
511,082	British Energy Plc (Deferred Shares) * (c)	—
16,934,435	BT Group Plc	62,249,397
875,806	Cable & Wireless Plc	1,798,709
1,943,886	Cadbury Schweppes Plc	18,569,470
6,406,933	Centrica Plc	25,397,185
3,395,729	Cobham Group Plc	9,710,020
6,228,832	DSG International Plc	16,401,189
1,286,969	Friends Provident Plc	4,228,900
670,752	Gallaher Group Plc	10,176,025
10,454,585	GlaxoSmithKline Plc	258,370,663
841,817	GUS Plc	13,006,957
793,197	Hanson Plc	8,135,780
6,006,317	HBOS Plc	90,333,873
974,275	IMI Plc	7,895,097
1,194,881	Imperial Tobacco Group Plc	35,448,534
115,430	Inchcape Plc	4,687,131
2,017,991	J Sainsbury Plc	9,895,015
2,984,863	Kingfisher Plc	11,570,854
9,196,555	Lloyds TSB Group Plc	74,481,905
75,156	Man Group Plc	2,299,291
3,189,463	National Grid Plc	29,454,378
680,186	Next Plc	16,202,429
2,824,310	Northern Foods Plc	7,486,045
535,419	Northern Rock Plc	7,686,489
566,119	Prudential Plc	5,145,914
9,940,572	Royal & Sun Alliance Insurance Group	19,456,466
971,658	Royal Bank of Scotland Group	27,634,314
873,161	Royal Dutch Shell Plc B Shares	28,161,518
2,590,020	Royal Dutch Shell Plc Class A	79,760,909
181,255	Schroders Plc	2,770,395
2,402,582	Scottish & Southern Energy Plc	40,657,825
2,619,749	Scottish Power Plc	24,004,658
758,229	Smith WH Plc	5,116,209
1,819,970	Taylor Woodrow Plc	10,679,010
445,740	Unilever Plc	4,350,161
545,066	United Utilities Plc	6,077,949
5,783,081	Vodafone Group Plc	12,443,208
1,618,959	Wimpey (George) Plc	12,225,094
376,938	Wolseley Plc	7,995,231
		1,263,748,774
	TOTAL COMMON STOCKS (COST $4,580,111,150)	5,424,890,508

8

GMO International Intrinsic Value Fund
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
November 30, 2005 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.5%
	Germany — 0.4%
32,886	Henkel KGaA 1.88%	3,170,865
75,505	RWE AG 4.46%	4,475,759
9,000	Villeroy & Boch AG (Non Voting) 5.64%	118,882
308,783	Volkswagen AG 3.96%	11,768,775
		19,534,281
	Italy — 0.1%
155,430	Fiat SPA *	1,036,583
328,699	IFI Istituto Finanziario Industries *	5,107,687
		6,144,270
	TOTAL PREFERRED STOCKS (COST $22,880,637)	25,678,551

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Italy — 0.0%
1,499,659	Fiat SPA Rights, Expires 12/23/05 *	3,713
	TOTAL RIGHTS AND WARRANTS (COST $9,160)	3,713

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT(S) — 7.2%
	Cash Equivalent(s) — 6.8%
132,000,000	BNP Paribas Time Deposit, 4.01% due 12/01/05	132,000,000
251,996,795	The Boston Global Investment Trust (d)	251,996,795
		383,996,795
	U.S. Government — 0.4%
23,275,000	U.S. Treasury Bill, 3.74%, due 02/23/06 (e) (f)	23,070,925
	TOTAL SHORT-TERM INVESTMENT(S) (COST $407,073,439)	407,067,720
	TOTAL INVESTMENTS — 103.8% (Cost $5,010,074,386)	5,857,640,492
	Other Assets and Liabilities (net) — (3.8%)	(211,524,796)
	TOTAL NET ASSETS — 100.0%	$5,646,115,696

9

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

As of November 30, 2005, the approximate cost for U.S. Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,014,431,298	$902,262,901	$(59,053,707)	$843,209,194

A summary of outstanding financial instruments at November 30, 2005 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
2/24/06	AUD	6,657,304	$4,905,494	$2,796
2/24/06	CAD	2,069,075	1,777,912	24,207
2/24/06	CHF	230,704,930	176,812,620	(242,939)
2/24/06	JPY	47,746,488,670	402,615,793	(4,061,828)
2/24/06	NOK	1,214,722,487	181,070,310	(1,116,886)
2/24/06	SEK	1,635,939,115	203,878,054	1,277,238
2/24/06	SGD	47,776,510	28,330,641	101,442
				$(4,015,970)
Sales
2/24/06	DKK	141,173,848	$22,432,475	$(44,464)
2/24/06	EUR	326,559,251	386,757,836	(530,484)
2/24/06	GBP	184,662,358	319,249,086	(1,822,934)
2/24/06	HKD	732,262,417	94,462,193	22,272
				$(2,375,610)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
480	DAX	Dec 05	$73,682,784	$3,560,284
82	S&P / MIB	Dec 05	16,503,418	(196,597)
1,373	TSE TOPIX	Dec 05	175,908,105	17,541,533
357	MSCI Singapore	Dec 05	11,499,991	11,193
				$20,916,413
Sells
1,123	S&P Toronto 60	Dec 05	117,743,419	(458,772)
574	FTSE 100	Dec 05	53,985,102	$374,846
				(83,926)

As of November 30, 2005, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or  exchange.

10

GMO International Intrinsic Value Fund
(A Series of GMO Trust)

Schedule of Investments — (Continued)
November 30, 2005 (Unaudited)

Notes to Schedule of Investments:
ADR – American Depositary Receipt
*	Non-income producing security.
(a)

All or a portion of this security is out on loan. As of November 30, 2005, the Fund had loaned securities having a market value of $232,646,560 collateralized by cash in the amount of $251,996,795 which was invested in a short-term instrument.

(b)	Bankrupt issuer.
(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(d)	All or a portion of this security represents investment of security lending collateral.
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.  As of November 30, 2005, 91.6% of the Net Assets of the Fund was valued using fair value prices based on tools by a third party vendor.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
SEK – Swedish Krona
SGD – Singapore Dollar

For additional information regarding the Fund’s Schedule of Investments, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

11

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, as of a date  within 90 days of the filing of this report,  based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust
By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer
Date:	January 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer
Date:	January 17, 2006
By (Signature and Title):	/s/ Susan Randall Harbert
Susan Randall Harbert, Chief Financial Officer
Date:	January 17, 2006